UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5017

Ivy Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

VARIABLE INSURANCE PORTFOLIOS	Semiannual Report JUNE 30, 2020

Ivy Variable Insurance Portfolios

Asset Strategy	Class I	Class II

Balanced		Class II

Energy	Class I	Class II

Growth		Class II

High Income	Class I	Class II

International Core Equity		Class II

Mid Cap Growth	Class I	Class II

Natural Resources		Class II

Science and Technology	Class I	Class II

Small Cap Core		Class II

Small Cap Growth	Class I	Class II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (SEC), you may not be receiving paper copies of the Fund’s annual or semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company that offers your variable annuity or variable life insurance contract or from your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a shareholder report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by following the instructions provided by the insurance company or by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

CONTENTS	IVY VIP

2	SEMIANNUAL REPORT	2020

PRESIDENT’S LETTER	IVY VIP

JUNE 30, 2020 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

Markets thus far in 2020 have been, to use an overused word, unprecedented. In a matter of months, we have witnessed economic and market moves that typically take an entire market cycle of many years to unfold. Financial markets had been positive in early 2020, as political conflicts, trade uncertainty and global economic growth concerns waned. However, that upward trajectory suddenly reversed in late February 2020 and markets declined in response to two exogenous shocks: the COVID-19 pandemic and the collapse in energy markets. The COVID-19 pandemic caused one of the most rapid and dramatic global economic downturns in history. The U.S. stock markets dropped approximately 35% from peak in February to trough in late March. Global economic activity hit a full stop around the world, as countries and businesses implemented plans to isolate and protect each other. The pause on economic activity, along with a conflict between Russia and Saudi Arabia, caused a historic rout in oil markets. Remarkably, within about 30 days, we moved from a relatively strong domestic economy with financial market indexes hitting record highs, to a global recession.

Governments and central banks have taken unprecedented steps to mitigate the economic blow of social distancing. Monetary policy response has been broader and more rapid than at any other time in history. Global central banks have enacted aggressive stimulus through lower interest rates, quantitative easing (QE) and liquidity provisions, with some developing countries implementing QE for the first time. The U.S. Federal Reserve’s (Fed) response has been the strongest with a broad array of policy measures including an unprecedented pace of QE.

Just as global central banks are acting aggressively, governments around the world are responding with fiscal stimulus. While projected budget deficits for many countries are huge, those figures include loans designed to keep companies afloat and people employed. Up to this point, the fiscal impulse for most major countries is between 5 and 10% of gross domestic product (GDP). This is extremely aggressive both in size and speed of implementation, as we have only been facing this pandemic for a few months. More global fiscal stimulus seems probable. For instance, in addition to the $2.2 trillion CARES (Coronavirus Aid, Relief and Economic Security) Act, we expect another large fiscal stimulus in the U.S. to become law, which will likely include some form of extension to unemployment benefits and provide aid to state and local governments.

Enthusiasm about the economy possibly regaining momentum has been muted by ongoing uncertainty regarding the public health risks of reopening. While volatility has retreated sharply from the record highs of late March, it remains at elevated levels. Recent moves have shown that markets are likely to respond to changes in new

COVID-19 cases, both positively and negatively. Since the March 23 trough, the S&P 500 Index has stabilized and experienced a rapid bounce back. Year-to-date as of June 30, the Index is down 3.1%. Given this rebound, investors might wonder if the market is ahead of itself.

As we move forward and examine the investment landscape, we continue to put greater emphasis on the fundamentals and quality of asset classes and sectors. We believe it is important to stay focused on the merits of individual market sectors, industries and company business models when making investment decisions. Those fundamentals historically have tended to outweigh external factors. In today’s environment, we believe there are many high-quality businesses offering attractive entry points and cyclicals that will likely be key beneficiaries as economies continue to recover. Importantly, through this uncertain time, we remain focused on the innovation and management skill within individual companies, the ultimate drivers of long-term stock prices.

Economic Snapshot

	6/30/2020	12/31/2019
S&P 500 Index	3,100.29	3,230.78
MSCI EAFE Index	1,780.58	2,036.94
10-Year Treasury Yield	0.66%	1.92%
U.S. unemployment rate	11.1%	3.5%
30-year fixed mortgage rate	3.13%	3.74%
Oil price per barrel	$39.27	$61.14

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Variable Insurance Portfolios and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2020	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

Expense Example

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2020.

Actual Expenses

The first section in the following table provides information about actual investment values and actual expenses for each share class. You may use the information in this section, together with your initial investment in Portfolio shares, to estimate the expenses that you paid over the period. Simply divide the value of that investment by $1,000 (for example, a $7,500 initial investment divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your investment during this period. In addition, there are fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical investment values and hypothetical expenses for each share class based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical investment values and expenses may not be used to estimate the actual investment value at the end of the period or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs as a shareholder of the Portfolio and do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 6 in Notes to Financial Statements for further information.

4	SEMIANNUAL REPORT	2020

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

	Actual(1)			Hypothetical(2)

Portfolio	Beginning Account Value 12-31-19	Ending Account Value 6-30-20	Expenses Paid During Period*	Beginning Account Value 12-31-19	Ending Account Value 6-30-20	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Asset Strategy
Class I	$1,000	$952.70	$3.71	$1,000	$1,021.04	$3.84	0.77%
Class II	$1,000	$951.50	$4.98	$1,000	$1,019.80	$5.15	1.02%
Balanced
Class II	$1,000	$967.70	$5.02	$1,000	$1,019.76	$5.15	1.03%
Energy
Class I	$1,000	$532.00	$3.98	$1,000	$1,019.67	$5.25	1.05%
Class II	$1,000	$531.30	$4.90	$1,000	$1,018.42	$6.46	1.30%
Growth
Class II	$1,000	$1,087.90	$5.22	$1,000	$1,019.87	$5.05	1.00%
High Income
Class I	$1,000	$929.30	$3.28	$1,000	$1,021.43	$3.44	0.69%
Class II	$1,000	$928.10	$4.53	$1,000	$1,020.18	$4.75	0.94%
International Core Equity
Class II	$1,000	$892.00	$5.49	$1,000	$1,019.05	$5.86	1.17%
Mid Cap Growth
Class I	$1,000	$1,119.60	$4.45	$1,000	$1,020.65	$4.24	0.85%
Class II	$1,000	$1,118.20	$5.83	$1,000	$1,019.41	$5.55	1.10%
Natural Resources
Class II	$1,000	$772.70	$5.94	$1,000	$1,018.17	$6.76	1.35%
Science and Technology
Class I	$1,000	$1,045.80	$4.71	$1,000	$1,020.31	$4.65	0.91%
Class II	$1,000	$1,044.40	$5.93	$1,000	$1,019.08	$5.86	1.16%
Small Cap Core
Class II	$1,000	$830.40	$5.49	$1,000	$1,018.84	$6.06	1.21%
Small Cap Growth
Class I	$1,000	$998.20	$4.40	$1,000	$1,020.44	$4.44	0.89%
Class II	$1,000	$996.90	$5.69	$1,000	$1,019.19	$5.75	1.14%

*

Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended June 30, 2020, and divided by 366.

(1)

This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other Portfolios.

The above illustrations are based on ongoing costs only.

2020	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS	ASSET STRATEGY

ALL DATA IS AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Stocks	62.3%
Information Technology	19.9%
Industrials	9.7%
Financials	8.0%
Consumer Discretionary	7.2%
Health Care	7.2%
Consumer Staples	4.7%
Energy	1.9%
Materials	1.6%
Utilities	1.2%
Communication Services	0.9%
Bullion (Gold)	6.8%
Purchased Options	0.0%
Bonds	28.8%
Corporate Debt Securities	18.8%
United States Government and Government Agency Obligations	4.2%
Loans	3.5%
Mortgage-Backed Securities	1.4%
Other Government Securities	0.9%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.1%

Country Weightings

North America	49.5%
United States	47.0%
Other North America	2.5%
Bullion (Gold)	6.8%
Europe	26.5%
France	6.0%
United Kingdom	5.5%
Germany	5.4%
Switzerland	3.9%
Other Europe	5.7%
Pacific Basin	12.8%
South America	1.4%
Bahamas/Caribbean	0.9%
Liabilities (Net of Cash and Other Assets), Cash Equivalents+ and Purchased Options	2.1%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Microsoft Corp.	United States	Information Technology	Systems Software
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	Information Technology	Semiconductors
Visa, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Adobe, Inc.	United States	Information Technology	Application Software
Zimmer Holdings, Inc.	United States	Health Care	Health Care Equipment
ASML Holding N.V., Ordinary Shares	Netherlands	Information Technology	Semiconductor Equipment
Intuit, Inc.	United States	Information Technology	Application Software
ORIX Corp.	Japan	Financials	Consumer Finance
Ingersoll-Rand, Inc.	United States	Industrials	Industrial Machinery

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

6	SEMIANNUAL REPORT	2020

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares		Value
Communication Services

Integrated Telecommunication Services – 0.9%
Deutsche Telekom AG, Registered Shares (A)	388		$6,514

Total Communication Services – 0.9%			6,514
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.1%
adidas AG (A)	28		7,273

Auto Parts & Equipment – 1.0%
Aptiv plc	86		6,712

Automobile Manufacturers – 0.9%
Subaru Corp. (A)	180		3,768
Suzuki Motor Corp. (A)	61		2,075

			5,843

General Merchandise Stores – 0.9%
Dollar Tree, Inc. (B)	70		6,512

Internet & Direct Marketing Retail – 2.7%
Amazon.com, Inc. (B)	7		18,754

Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B (B)(C)	—	*	—

Leisure Products – 0.0%
Media Group Holdings LLC, Series H (B)(C)(D)(E)	32		—	*
Media Group Holdings LLC, Series T (B)(C)(D)(E)	4		—

			—	*

Restaurants – 0.6%
Compass Group plc (A)	313		4,313

Total Consumer Discretionary – 7.2%			49,407
Consumer Staples

Distillers & Vintners – 0.8%
Pernod Ricard S.A. (A)	33		5,183

Household Products – 1.0%
Procter & Gamble Co. (The)	57		6,854

Hypermarkets & Super Centers – 0.9%
Wal-Mart Stores, Inc.	53		6,395

Packaged Foods & Meats – 0.9%
Nestle S.A., Registered Shares (A)	57		6,316

Personal Products – 1.1%
Beiersdorf Aktiengesellschaft (A)(F)	66		7,557

Total Consumer Staples – 4.7%			32,305
Energy

Oil & Gas Exploration & Production – 0.5%
Canadian Natural Resources Ltd.	215		3,739

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Refining & Marketing – 1.4%
Reliance Industries Ltd. (A)	409	$9,307
Reliance Industries Ltd. (A)	27	288

		9,595

Total Energy – 1.9%		13,334
Financials

Consumer Finance – 1.5%
ORIX Corp. (A)	805	9,996

Diversified Banks – 1.5%
BNP Paribas S.A. (A)	148	5,912
UniCredit S.p.A. (A)	420	3,875

		9,787

Investment Banking & Brokerage – 0.7%
Morgan Stanley	105	5,077

Life & Health Insurance – 2.5%
AIA Group Ltd. (A)	885	8,282
Ping An Insurance (Group) Co. of China Ltd., H Shares (A)	914	9,110

		17,392

Mortgage REITs – 0.1%
AGNC Investment Corp.	52	675

Other Diversified Financial Services – 0.9%
Citigroup, Inc.	121	6,193

Thrifts & Mortgage Finance – 0.8%
Housing Development Finance Corp. Ltd. (A)	240	5,582

Total Financials – 8.0%		54,702
Health Care

Biotechnology – 0.9%
Sarepta Therapeutics, Inc. (B)	40	6,365

Health Care Equipment – 2.6%
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	142	6,601
Zimmer Holdings, Inc.	94	11,220

		17,821

Managed Health Care – 0.8%
Anthem, Inc.	22	5,668

Pharmaceuticals – 2.9%
GlaxoSmithKline plc (A)	343	6,925
Merck & Co., Inc.	83	6,400
Merck KGaA (A)	61	7,081

		20,406

Total Health Care – 7.2%		50,260
Industrials

Aerospace & Defense – 1.7%
Airbus SE (A)	80	5,754

COMMON STOCKS (Continued)	Shares	Value
Aerospace & Defense (Continued)
Northrop Grumman Corp.	20	$6,051

		11,805

Construction & Engineering – 1.6%
Larsen & Toubro Ltd. (A)	352	4,421
Vinci (A)(F)	71	6,606

		11,027

Construction Machinery & Heavy Trucks – 0.7%
Caterpillar, Inc.	39	4,982

Electrical Components & Equipment – 1.1%
Schneider Electric S.A. (A)	69	7,707

Industrial Machinery – 1.4%
Ingersoll-Rand, Inc. (B)	354	9,952

Railroads – 2.2%
Kansas City Southern	41	6,087
Union Pacific Corp.	53	8,909

		14,996

Trading Companies & Distributors – 1.0%
Ferguson plc (A)	82	6,725

Total Industrials – 9.7%		67,194
Information Technology

Application Software – 3.3%
Adobe, Inc. (B)	28	12,238
Intuit, Inc. (G)	36	10,613

		22,851

Data Processing & Outsourced Services – 3.3%
Fiserv, Inc. (B)	95	9,318
Visa, Inc., Class A	72	13,827

		23,145

Electronic Equipment & Instruments – 1.1%
Keyence Corp. (A)	19	7,837

Internet Services & Infrastructure – 0.7%
VeriSign, Inc. (B)	22	4,627

IT Consulting & Other Services – 0.7%
Garter, Inc., Class A (B)	38	4,602

Semiconductor Equipment – 1.6%
ASML Holding N.V., Ordinary Shares (A)	30	10,944

Semiconductors – 3.9%
QUALCOMM, Inc. (G)	98	8,951
Taiwan Semiconductor Manufacturing Co. Ltd. (A)	1,672	17,861

		26,812

Systems Software – 3.0%
Microsoft Corp.	103	20,887

Technology Hardware, Storage & Peripherals – 2.3%
Apple, Inc.	23	8,402

2020	SEMIANNUAL REPORT	7

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Technology Hardware, Storage & Peripherals (Continued)
Samsung Electronics Co. Ltd. (A)	162	$7,171

		15,573

Total Information Technology – 19.9%		137,278
Materials

Diversified Metals & Mining – 0.6%
Glencore International plc (A)	1,796	3,825

Gold – 1.0%
Barrick Gold Corp.	270	7,274

Total Materials – 1.6%		11,099
Utilities

Electric Utilities – 1.2%
E.ON AG (A)	754	8,509

Total Utilities – 1.2%		8,509

TOTAL COMMON STOCKS – 62.3%		$430,602
(Cost: $408,725)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
AGNC Investment Corp.,
Call $14.00, Expires 9-18-20, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	2,104	210	86

TOTAL PURCHASED OPTIONS – 0.0%			$86
(Cost: $143)

CORPORATE DEBT SECURITIES	Principal
Communication Services

Cable & Satellite – 0.4%
Altice France Holding S.A.,
10.500%, 5-15-27 (H)	$2,383	2,625

Integrated Telecommunication Services – 1.3%
AT&T, Inc.:
2.750%, 6-1-31	1,087	1,125
3.650%, 6-1-51	653	681
Frontier Communications Corp.:
7.625%, 4-15-24 (I)	2,119	699
6.875%, 1-15-25 (I)	6,323	1,882
11.000%, 9-15-25 (I)	5,680	1,960
9.000%, 8-15-31 (I)	2,119	641
West Corp.,
8.500%, 10-15-25 (H)	1,500	1,192

		8,180

Interactive Media & Services – 0.1%
Tencent Holdings Ltd.,
3.240%, 6-3-50 (H)	1,090	1,092

Total Communication Services – 1.8%		11,897

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Discretionary

Automobile Manufacturers – 0.3%
Ford Motor Co.:
8.500%, 4-21-23	$1,081	$1,143
9.000%, 4-22-25	1,081	1,169

		2,312

Casinos & Gaming – 0.0%
Sands China Ltd.,
3.800%, 1-8-26 (H)	200	205

General Merchandise Stores – 0.1%
Dollar General Corp.,
3.500%, 4-3-30	540	605

Hotels, Resorts & Cruise Lines – 0.1%
Carnival Corp.,
11.500%, 4-1-23 (H)	432	467

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc.:
1.500%, 6-3-30	1,090	1,105
2.500%, 6-3-50	218	221

		1,326

Leisure Facilities – 0.3%
Circuit of the Americas LLC, Series D,
0.000%, 10-2-23 (C)(J)	3,642	2,389

Total Consumer Discretionary – 1.0%		7,304
Consumer Staples

Brewers – 0.2%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB):
3.500%, 6-1-30	860	967
4.500%, 6-1-50	432	515

		1,482

Tobacco – 0.4%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.),
5.950%, 2-14-49	1,567	2,054
B.A.T. Capital Corp. (GTD by British American Tobacco plc, B.A.T. Netherlands Finance B.V., B.A.T. International Finance B.V. and Reynolds American, Inc.),
4.906%, 4-2-30	647	760

		2,814

Total Consumer Staples – 0.6%		4,296
Energy

Integrated Oil & Gas – 1.1%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.),
5.600%, 1-3-31 (F)	1,744	1,752
Petroleos Mexicanos:
6.490%, 1-23-27 (H)	4,223	3,855
6.840%, 1-23-30 (H)	1,233	1,081

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Oil & Gas (Continued)
Petronas Capital Ltd.:
3.500%, 4-21-30 (H)	$432	$480
4.550%, 4-21-50 (H)	424	537

		7,705

Oil & Gas Exploration & Production – 0.6%
Laredo Petroleum, Inc.:
9.500%, 1-15-25	2,741	1,895
10.125%, 1-15-28 (F)	3,064	2,114

		4,009

Oil & Gas Storage & Transportation – 1.1%
Energy Transfer Operating L.P.:
3.750%, 5-15-30	842	832
6.750%, 5-15-68	3,900	3,273
7.125%, 5-15-68	3,900	3,335

		7,440

Total Energy – 2.8%		19,154
Financials

Diversified Banks – 6.4%
Banco de Credito del Peru,
3.125%, 7-1-30 (H)	438	434
Banco Santander S.A.:
5.375%, 4-17-25 (H)	1,134	1,241
2.746%, 5-28-25	654	677
3.490%, 5-28-30	436	467
Bank of New York Mellon Corp. (The),
4.700%, 9-20-68	435	453
Barclays plc:
7.875%, 12-29-49	7,618	7,732
8.000%, 9-15-68	2,013	2,086
BNP Paribas S.A.,
2.219%, 6-9-26 (H)	200	204
Credit Agricole S.A.,
1.907%, 6-16-26 (H)	657	666
HSBC Holdings plc:
2.848%, 6-4-31	1,086	1,111
6.875%, 12-29-49	1,089	1,105
ING Groep N.V.,
6.875%, 12-29-49 (F)	2,681	2,776
Royal Bank of Scotland Group plc (The),
8.625%, 12-29-49	5,081	5,283
Societe Generale Group,
7.375%, 12-29-49 (H)	6,791	6,850
Societe Generale S.A.,
3.653%, 7-8-35 (H)	3,284	3,284
Standard Chartered plc,
7.500%, 12-29-49 (H)	3,731	3,851
UniCredit S.p.A.:
5.861%, 6-19-32 (H)	3,700	3,841
5.459%, 6-30-35 (H)	2,672	2,693

		44,754

8	SEMIANNUAL REPORT	2020

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Capital Markets – 1.4%
Credit Suisse Group AG:
2.193%, 6-5-26 (H)	$654	$662
6.375%, 2-21-68 (H)	1,232	1,251
7.500%, 6-11-68 (H)	2,852	3,066
7.125%, 7-29-68	4,855	5,003

		9,982

Investment Banking & Brokerage – 0.3%
Charles Schwab Corp. (The),
5.375%, 9-1-68	1,083	1,157
Macquarie Bank Ltd.,
3.624%, 6-3-30 (H)	872	913

		2,070

Life & Health Insurance – 0.1%
AIA Group Ltd.,
3.375%, 4-7-30 (H)	540	588

Multi-Line Insurance – 0.7%
Athene Holding Ltd.,
6.150%, 4-3-30	4,313	4,963

Other Diversified Financial Services – 0.3%
Grupo Aval Ltd.,
4.375%, 2-4-30 (H)	1,689	1,613
JPMorgan Chase & Co.,
2.956%, 5-13-31	332	353

		1,966

Specialized Finance – 0.2%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
4.500%, 9-15-23	1,022	1,022
6.500%, 7-15-25	436	457

		1,479

Total Financials – 9.4%		65,802
Health Care

Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.),
2.800%, 7-21-23	1,000	945

Total Health Care – 0.2%		945
Industrials

Aerospace & Defense – 1.4%
Boeing Co. (The):
4.875%, 5-1-25	1,083	1,179
5.150%, 5-1-30	3,047	3,400
5.805%, 5-1-50	1,083	1,278
Wolverine Escrow LLC:
8.500%, 11-15-24 (H)	2,080	1,362
9.000%, 11-15-26 (H)	2,081	1,363
13.125%, 11-15-27 (H)	2,081	1,353

		9,935

Air Freight & Logistics – 0.3%
FedEx Corp.:
4.250%, 5-15-30	1,081	1,234

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Air Freight & Logistics (Continued)
5.250%, 5-15-50	$756	$923

		2,157

Airlines – 0.2%
Aerovias de Mexico S.A. de C.V. (GTD by Grupo Aeromexico S.A.B. de C.V.),
7.000%, 2-5-25 (H)(I)	2,587	595
Southwest Airlines Co.,
5.250%, 5-4-25	542	572

		1,167

Total Industrials – 1.9%		13,259
Information Technology

IT Consulting & Other Services – 0.2%
Atento Luxco 1 S.A.,
6.125%, 8-10-22 (H)	744	603
Leidos, Inc. (GTD by Leidos Holdings, Inc.):
3.625%, 5-15-25 (H)	326	356
4.375%, 5-15-30 (H)	326	367

		1,326

Semiconductors – 0.3%
Broadcom, Inc.:
4.700%, 4-15-25 (H)	541	609
5.000%, 4-15-30 (H)	1,081	1,242
Microchip Technology, Inc.,
4.250%, 9-1-25 (H)	545	550

		2,401

Total Information Technology – 0.5%		3,727
Materials

Construction Materials – 0.2%
Hillman Group, Inc. (The),
6.375%, 7-15-22 (H)	1,079	996

Steel – 0.4%
CSN Resources S.A.,
7.625%, 2-13-23 (H)	2,960	2,745

Total Materials – 0.6%		3,741

TOTAL CORPORATE DEBT SECURITIES – 18.8%		$130,125
(Cost: $139,317)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 1.4%
Credit Suisse Mortgage Trust, Series 2018-RPL8, Class A1 (Mortgage spread to 3-year U.S. Treasury index),
4.125%, 7-25-58 (H)(K)	1,686	1,726
Ellington Financial Mortgage Trust, Series 2018-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index),
5.574%, 10-25-58 (H)(K)	1,500	1,509

MORTGAGE-BACKED SECURITIES (Continued)	Principal	Value
Non-Agency REMIC/CMO (Continued)
Homeward Opportunities Fund I Trust, Series 2019-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index),
4.800%, 1-25-59 (H)(K)	$1,061	$1,032
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class F,
6.250%, 11-15-26	602	602
Verus Securitization Trust, Series 2018-3, Class B1 (Mortgage spread to 5-year U.S. Treasury index),
5.694%, 10-25-58 (H)(K)	2,100	1,945
Verus Securitization Trust, Series 2019-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index),
5.311%, 2-25-59 (H)(K)	3,432	3,028

		9,842

TOTAL MORTGAGE-BACKED SECURITIES – 1.4%		$9,842
(Cost: $10,561)

OTHER GOVERNMENT SECURITIES(L)
Argentina – 0.8%
Province of Mendoza,
8.375%, 5-19-24	4,362	2,268
Republic of Argentina:
4.625%, 1-11-23 (I)	6,531	2,734
5.875%, 1-11-28 (I)	2,100	842

		5,844

Columbia – 0.1%
Republic of Columbia,
3.125%, 4-15-31	327	324

TOTAL OTHER GOVERNMENT SECURITIES – 0.9%		$6,168
(Cost: $12,911)

LOANS (K)
Communication Services

Integrated Telecommunication Services – 0.7%
West Corp. (3-Month ICE LIBOR plus 400 bps),
5.000%, 10-10-24	6,062	5,150

Total Communication Services – 0.7%		5,150
Consumer Discretionary

Specialty Stores – 0.4%
Staples, Inc. (ICE LIBOR plus 500 bps),
5.687%, 4-12-26	3,402	2,917

Total Consumer Discretionary – 0.4%		2,917

2020	SEMIANNUAL REPORT	9

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2020 (UNAUDITED)

LOANS (K) (Continued)	Principal	Value
Energy

Oil & Gas Storage & Transportation – 0.3%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps),
5.370%, 3-1-26	$2,818	$2,151

Total Energy – 0.3%		2,151
Financials

Property & Casualty Insurance – 0.7%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps),
4.678%, 2-28-25	5,283	4,556

Total Financials – 0.7%		4,556
Health Care

Health Care Facilities – 0.4%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps),
4.250%, 8-31-24	2,805	2,454

Health Care Services – 0.3%
Heartland Dental LLC (ICE LIBOR plus 375 bps),
3.678%, 4-30-25	2,605	2,311

Total Health Care – 0.7%		4,765
Materials

Construction Materials – 0.7%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps),
5.072%, 5-31-25	5,277	4,934

Total Materials – 0.7%		4,934

TOTAL LOANS – 3.5%		$24,473
(Cost: $27,950)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Mortgage-Backed Obligations – 1.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
4.500%, 1-15-43 (M)	$5,314	$825
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 615 bps),
5.965%, 11-15-47 (K)(M)	3,069	474
Federal National Mortgage Association Agency REMIC/CMO:
4.500%, 10-25-40 (M)	2,584	423
4.500%, 5-25-47 (M)	2,058	340
5.000%, 3-25-49 (M)	1,988	303
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 562 bps),
5.436%, 6-25-45 (K)(M)	4,019	906
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 625 bps):
5.936%, 4-25-45 (K)(M)	1,997	497
5.916%, 4-25-46 (K)(M)	4,661	918
5.916%, 8-25-46 (K)(M)	4,752	993
6.066%, 6-25-48 (K)(M)	10,624	2,305

		7,984

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.2%		$7,984
(Cost: $8,143)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 1.3%
U.S. Treasury Notes:
0.625%, 1-15-26	2,772	3,005
0.125%, 7-15-26	5,776	6,140

		9,145

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations – 1.7%
U.S. Treasury Bonds:
2.750%, 8-15-47	$7,526	$9,829
3.000%, 2-15-49	1,591	2,195

		12,024

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.0%		$21,169
(Cost: $17,538)

BULLION – 6.8%	Troy Ounces
Gold	27	47,359

(Cost: $32,745)

SHORT-TERM SECURITIES	Shares
Money Market Funds (O) – 4.6%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.100% (N)	17,625	17,625
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.120%	14,347	14,347

		31,972

TOTAL SHORT-TERM SECURITIES – 4.6%		$31,972
(Cost: $31,972)

TOTAL INVESTMENT SECURITIES – 102.5%		$709,780
(Cost: $690,005)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.5)%		(17,204)

NET ASSETS – 100.0%		$692,576

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At June 30, 2020, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32	$22,329	$—	*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4	8,413	—

			$30,742	$—	*

10	SEMIANNUAL REPORT	2020

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2020 (UNAUDITED)

The total value of these securities represented 0.0% of net assets at June 30, 2020.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio and consolidated as described in Note 5 of the Notes to Financial Statements.

(E)	Securities whose value was determined using significant unobservable inputs.

(F)	All or a portion of securities with an aggregate value of $16,835 are on loan.

(G)	All or a portion of securities with an aggregate value of $6,838 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $64,072 or 9.3% of net assets.

(I)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(J)	Zero coupon bond.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(L)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(M)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(N)	Investment made with cash collateral received from securities on loan.

(O)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following written options were outstanding at June 30, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
AGNC Investment Corp.	Morgan Stanley & Co., Inc.	Put	2,104	211	September 2020	$10.00	$140	$(50)
	Morgan Stanley & Co., Inc.	Call	2,104	210	September 2020	17.00	32	(12)

							$172	$(62)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$6,514	$—
Consumer Discretionary	31,978	17,429	—	*
Consumer Staples	13,249	19,056	—
Energy	4,027	9,307	—
Financials	11,945	42,757	—
Health Care	36,254	14,006	—
Industrials	35,981	31,213	—
Information Technology	93,465	43,813	—
Materials	7,274	3,825	—
Utilities	—	8,509	—
Total Common Stocks	$234,173	$196,429	$—	*
Purchased Options	—	86	—
Corporate Debt Securities	—	130,125	—
Mortgage-Backed Securities	—	9,842	—
Other Government Securities	—	6,168	—
Loans	—	24,473	—
United States Government Agency Obligations	—	7,984	—
United States Government Obligations	—	21,169	—
Bullion	47,359	—	—
Short-Term Securities	31,972	—	—
Total	$313,504	$396,276	$—	*
Liabilities
Written Options	$—	$62	$—

2020	SEMIANNUAL REPORT	11

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2020 (UNAUDITED)

During the period ended June 30, 2020, securities totaling $4,938 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities.

The following acronyms are used throughout this schedule:

CMO = Collaterized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

Country Diversification

(as a % of net assets)
United States	47.0%
France	6.0%
United Kingdom	5.5%
Germany	5.4%
Switzerland	3.9%
Japan	3.4%
Netherlands	3.3%
India	2.8%

Country Diversification (Continued)

Taiwan	2.6%
Canada	1.5%
Italy	1.5%
China	1.4%
Hong Kong	1.3%
South Korea	1.0%
Mexico	1.0%
Other Countries	3.5%
Other+	8.9%

+Includes gold bullion, options, liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

12	SEMIANNUAL REPORT	2020

PORTFOLIO HIGHLIGHTS	BALANCED

ALL DATA IS AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Stocks	65.4%
Information Technology	18.0%
Financials	8.8%
Consumer Discretionary	8.3%
Health Care	8.3%
Industrials	7.3%
Communication Services	6.4%
Consumer Staples	4.0%
Energy	3.7%
Materials	0.6%
Bonds	33.8%
Corporate Debt Securities	20.8%
United States Government and Government Agency Obligations	12.3%
Loans	0.7%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.8%

Top 10 Equity Holdings

Company	Sector	Industry
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Microsoft Corp.	Information Technology	Systems Software
Autodesk, Inc.	Information Technology	Application Software
Lowe’s Co., Inc.	Consumer Discretionary	Home Improvement Retail
Electronic Arts, Inc.	Communication Services	Interactive Home Entertainment
Zimmer Holdings, Inc.	Health Care	Health Care Equipment
Constellation Brands, Inc.	Consumer Staples	Distillers & Vintners
QUALCOMM, Inc.	Information Technology	Semiconductors
Cisco Systems, Inc.	Information Technology	Communications Equipment
Facebook, Inc., Class A	Communication Services	Interactive Media & Services

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2020	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Home Entertainment – 1.9%
Electronic Arts, Inc. (A)	44	$5,755

Interactive Media & Services – 3.9%
Alphabet, Inc., Class A (A)	3	3,763
Alphabet, Inc., Class C (A)	3	3,759
Facebook, Inc., Class A (A)	20	4,565

		12,087

Movies & Entertainment – 0.6%
Walt Disney Co. (The)	17	1,900

Total Communication Services – 6.4%		19,742
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.9%
V.F. Corp.	48	2,896

Automotive Retail – 0.8%
O’Reilly Automotive, Inc. (A)	5	2,300

Casinos & Gaming – 1.2%
Las Vegas Sands, Inc.	80	3,633

Home Improvement Retail – 2.2%
Lowe’s Co., Inc.	50	6,798

Internet & Direct Marketing Retail – 1.3%
Amazon.com, Inc. (A)	1	4,058

Restaurants – 0.8%
Darden Restaurants, Inc.	30	2,284

Specialty Stores – 1.1%
Tractor Supply Co.	25	3,289

Total Consumer Discretionary – 8.3%		25,258
Consumer Staples

Distillers & Vintners – 1.6%
Constellation Brands, Inc.	29	5,033

Packaged Foods & Meats – 1.0%
Mondelez International, Inc., Class A	58	2,989

Tobacco – 1.4%
Philip Morris International, Inc.	62	4,335

Total Consumer Staples – 4.0%		12,357
Energy

Integrated Oil & Gas – 1.3%
Chevron Corp.	14	1,205
Hess Corp.	51	2,627

		3,832

Oil & Gas Exploration & Production – 0.8%
Canadian Natural Resources Ltd.	151	2,626

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Storage & Transportation – 0.6%
Enterprise Products Partners L.P.	97	$1,762

Total Energy – 2.7%		8,220
Financials

Diversified Banks – 0.7%
Northern Trust Corp.	26	2,030

Insurance Brokers – 1.0%
Aon plc (A)	15	2,978

Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The)	23	4,454

Multi-Sector Holdings – 1.3%
Berkshire Hathaway, Inc., Class B (A)	22	3,876

Other Diversified Financial Services – 1.6%
Citigroup, Inc.	36	1,833
JPMorgan Chase & Co.	34	3,240

		5,073

Regional Banks – 1.1%
PNC Financial Services Group, Inc. (The)	33	3,496

Total Financials – 7.1%		21,907
Health Care

Health Care Equipment – 1.7%
Zimmer Holdings, Inc.	44	5,249

Health Care Technology – 1.4%
Cerner Corp.	64	4,384

Managed Health Care – 1.9%
Anthem, Inc.	16	4,227
UnitedHealth Group, Inc.	5	1,561

		5,788

Pharmaceuticals – 3.2%
Elanco Animal Health, Inc. (A)	98	2,093
GlaxoSmithKline plc ADR	94	3,825
Jazz Pharmaceuticals plc (A)	15	1,669
Merck & Co., Inc.	31	2,372

		9,959

Total Health Care – 8.2%		25,380
Industrials

Aerospace & Defense – 2.1%
Boeing Co. (The)	15	2,753
Northrop Grumman Corp.	5	1,396
Raytheon Technologies Corp.	37	2,250

		6,399

Agricultural & Farm Machinery – 1.1%
Deere & Co.	22	3,429

COMMON STOCKS (Continued)	Shares	Value
Electrical Components & Equipment – 0.7%
Emerson Electric Co.	34	$2,129

Industrial Machinery – 1.0%
Snap-on, Inc.	21	2,940

Railroads – 1.4%
Union Pacific Corp.	25	4,206

Research & Consulting Services – 1.0%
IHS Markit Ltd.	39	2,969

Total Industrials – 7.3%		22,072
Information Technology

Application Software – 2.3%
Autodesk, Inc. (A)	29	6,986

Communications Equipment – 2.2%
Cisco Systems, Inc.	102	4,769
Motorola Solutions, Inc.	16	2,193

		6,962

Data Processing & Outsourced Services – 1.4%
Fiserv, Inc. (A)	45	4,367

Electronic Manufacturing Services – 0.9%
IPG Photonics Corp. (A)	18	2,887

IT Consulting & Other Services – 0.8%
Cognizant Technology Solutions Corp., Class A	42	2,394

Semiconductors – 3.7%
Infineon Technologies AG ADR	148	3,487
Micron Technology, Inc. (A)	61	3,144
QUALCOMM, Inc.	54	4,944

		11,575

Systems Software – 3.3%
Microsoft Corp.	49	9,984

Technology Hardware, Storage & Peripherals – 3.4%
Apple, Inc.	29	10,566

Total Information Technology – 18.0%		55,721
Materials

Specialty Chemicals – 0.6%
Sherwin-Williams Co. (The)	3	1,918

Total Materials – 0.6%		1,918

TOTAL COMMON STOCKS – 62.6%		$192,575
(Cost: $176,924)

14	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2020 (UNAUDITED)

INVESTMENT FUNDS	Shares	Value
Registered Investment Companies – 1.7%
Invesco Senior Loan ETF	131	$2,793
iShares iBoxx $ High Yield Corporate Bond ETF	9	716
iShares iBoxx $ Investment Grade Corporate Bond ETF	12	1,559

		5,068

TOTAL INVESTMENT FUNDS – 1.7%		$5,068
(Cost: $5,067)

PREFERRED STOCKS
Energy

Oil & Gas Exploration & Production – 1.0%
Targa Resources Corp.,
9.500% (A)(B)	3	3,127

Total Energy – 1.0%		3,127
Health Care

Pharmaceuticals – 0.1%
Elanco Animal Health, Inc.,
5.000%	8	307

Total Health Care – 0.1%		307

TOTAL PREFERRED STOCKS – 1.1%		$3,434
(Cost: $3,625)

CORPORATE DEBT SECURITIES	Principal
Communication Services

Advertising – 0.1%
Lamar Media Corp.,
4.875%, 1-15-29 (C)	$230	231

Broadcasting – 0.1%
Fox Corp.,
3.050%, 4-7-25	340	368

Cable & Satellite – 0.5%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
2.800%, 4-1-31	360	365
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
4.250%, 10-15-30	450	551
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC),
3.450%, 2-1-50	675	765

		1,681

Movies & Entertainment – 0.3%
Walt Disney Co. (The),
2.750%, 9-1-49	1,000	976

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Publishing – 0.2%
Thomson Reuters Corp.,
3.350%, 5-15-26	$425	$462

Wireless Telecommunication Service – 0.2%
T-Mobile USA, Inc.,
3.875%, 4-15-30 (C)	575	641

Total Communication Services – 1.4%		4,359
Consumer Discretionary

Automobile Manufacturers – 0.2%
General Motors Co.,
6.800%, 10-1-27	475	553

Casinos & Gaming – 0.3%
Colt Merger Sub, Inc.,
8.125%, 7-1-27 (C)	320	311
International Game Technology plc,
5.250%, 1-15-29 (C)	350	340
Las Vegas Sands Corp.,
3.500%, 8-18-26	220	220

		871

General Merchandise Stores – 0.2%
Dollar General Corp.,
3.500%, 4-3-30	300	336
Target Corp.,
2.650%, 9-15-30	350	384

		720

Homebuilding – 0.1%
NVR, Inc.,
3.000%, 5-15-30	400	418

Hotels, Resorts & Cruise Lines – 0.0%
Carnival Corp.,
11.500%, 4-1-23 (C)	120	130

Internet & Direct Marketing Retail – 0.5%
Amazon.com, Inc.,
2.800%, 8-22-24	1,000	1,087
Expedia Group, Inc.:
6.250%, 5-1-25 (C)	360	384
7.000%, 5-1-25 (C)	43	45

		1,516

Leisure Facilities – 0.1%
Cedar Fair Entertainment Co., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.500%, 5-1-25 (C)	350	352

Total Consumer Discretionary – 1.4%		4,560
Consumer Staples

Agricultural Products – 0.1%
Archer Daniels Midland Co.,
2.750%, 3-27-25	350	380

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Brewers – 0.1%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
4.750%, 1-23-29	$312	$377

Drug Retail – 0.1%
CVS Health Corp.,
5.050%, 3-25-48	300	390

Food Distributors – 0.1%
U.S. Foods, Inc.,
6.250%, 4-15-25 (C)	120	122

Food Retail – 0.1%
Alimentation Couche-Tard, Inc.,
2.950%, 1-25-30 (C)	350	363

Household Products – 0.1%
Procter & Gamble Co. (The),
3.000%, 3-25-30	350	401

Hypermarkets & Super Centers – 1.1%
Walmart, Inc.,
4.050%, 6-29-48	2,500	3,278

Packaged Foods & Meats – 0.2%
Nestle Holdings, Inc.,
4.000%, 9-24-48 (C)	555	715

Personal Products – 0.2%
Estee Lauder Co., Inc. (The),
4.150%, 3-15-47	375	474

Soft Drinks – 0.7%
Coca-Cola Co. (The),
3.375%, 3-25-27	400	459
Keurig Dr Pepper, Inc.,
3.400%, 11-15-25	400	445
PepsiCo, Inc.,
2.875%, 10-15-49	1,050	1,136

		2,040

Total Consumer Staples – 2.8%		8,540
Energy

Oil & Gas Drilling – 0.4%
Nabors Industries Ltd., Convertible,
0.750%, 1-15-24	3,600	1,298

Oil & Gas Exploration & Production – 0.2%
EQT Corp.,
6.125%, 2-1-25 (D)	500	498

Oil & Gas Storage & Transportation – 0.6%
Colorado Interstate Gas Co.,
4.150%, 8-15-26 (C)	800	890
Williams Partners L.P.,
3.600%, 3-15-22	1,000	1,039

		1,929

Total Energy – 1.2%		3,725

2020	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials

Asset Management & Custody Banks – 0.5%
Apollo Management Holdings L.P.,
2.650%, 6-5-30 (C)	$600	$597
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.),
4.350%, 4-15-30	475	536
National Securities Clearing Corp.,
1.500%, 4-23-25 (C)	350	358

		1,491

Consumer Finance – 0.1%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	250	255
3.700%, 5-9-23	150	154

		409

Diversified Banks – 0.2%
Bank of America Corp.,
2.884%, 10-22-30	400	433
U.S. Bancorp,
3.100%, 4-27-26	400	444

		877

Investment Banking & Brokerage – 0.9%
Goldman Sachs Group, Inc. (The),
2.905%, 7-24-23	2,000	2,078
Morgan Stanley,
2.699%, 1-22-31	400	425

		2,503

Life & Health Insurance – 0.7%
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9-30-47 (C)	1,000	1,143
Sumitomo Life Insurance Co.,
4.000%, 9-14-77 (C)	1,000	1,070

		2,213

Multi-Line Insurance – 0.3%
Aon Corp. (GTD by Aon plc),
2.800%, 5-15-30	350	374
Aon plc (GTD by Aon Corp.),
2.800%, 3-15-21	500	509

		883

Other Diversified Financial Services – 0.9%
Citigroup, Inc.:
2.666%, 1-29-31	350	363
5.950%, 12-29-49	150	142
6.250%, 12-29-49	750	796
JPMorgan Chase & Co.:
2.956%, 5-13-31	267	284
5.300%, 11-1-68	250	237
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 332 bps),
4.753%, 1-1-68 (E)	750	662

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Other Diversified Financial Services (Continued)
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps),
4.230%, 4-29-49 (E)	$194	$177

		2,661

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
2.200%, 3-15-21	200	202

Regional Banks – 0.2%
PNC Bank N.A.,
3.250%, 6-1-25	600	665

Specialized Finance – 0.1%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust,
6.500%, 7-15-25	250	262

Total Financials – 4.0%		12,166
Health Care

Biotechnology – 0.3%
Amgen, Inc.,
3.375%, 2-21-50	700	767
Biogen, Inc.,
2.250%, 5-1-30	235	237

		1,004

Health Care Supplies – 0.7%
Baxter International, Inc.,
3.750%, 10-1-25 (C)	350	399
Dentsply Sirona, Inc.,
3.250%, 6-1-30	475	498
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.875%, 9-23-23	1,000	1,059

		1,956

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc.,
4.133%, 3-25-25	350	400

Managed Health Care – 0.0%
UnitedHealth Group, Inc.,
2.000%, 5-15-30	125	131

Pharmaceuticals – 1.1%
Bristol-Myers Squibb Co.,
3.450%, 11-15-27 (C)	500	575
Forest Laboratories, Inc.,
5.000%, 12-15-21 (C)	1,258	1,321
Johnson & Johnson,
3.400%, 1-15-38	1,000	1,181
Zoetis, Inc.,
2.000%, 5-15-30	235	240

		3,317

Total Health Care – 2.3%		6,808

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrials

Aerospace & Defense – 1.1%
BAE Systems plc,
3.400%, 4-15-30 (C)	$350	$382
Boeing Co. (The),
3.750%, 2-1-50	525	474
General Dynamics Corp.,
3.625%, 4-1-30	350	410
L3Harris Technologies, Inc.,
4.400%, 6-15-28	1,000	1,182
Raytheon Technologies Corp.:
2.250%, 7-1-30	300	313
3.125%, 7-1-50	175	187
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.),
4.600%, 6-15-28	535	429

		3,377

Agricultural & Farm Machinery – 0.2%
Deere & Co.,
3.100%, 4-15-30	600	680

Air Freight & Logistics – 0.2%
United Parcel Service, Inc.,
3.900%, 4-1-25	650	738

Airlines – 0.3%
Southwest Airlines Co.:
2.650%, 11-5-20	375	375
4.750%, 5-4-23	600	620

		995

Environmental & Facilities Services – 0.6%
Republic Services, Inc.,
3.050%, 3-1-50	700	715
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
3.150%, 11-15-27	1,000	1,120

		1,835

Industrial Conglomerates – 0.1%
Honeywell International, Inc.,
1.950%, 6-1-30	300	313

Research & Consulting Services – 0.2%
CoStar Group, Inc.,
2.800%, 7-15-30 (C)	350	358
RELX Capital, Inc. (GTD by RELX plc),
3.000%, 5-22-30	350	379

		737

Total Industrials – 2.7%		8,675
Information Technology

Application Software – 0.3%
Autodesk, Inc.,
2.850%, 1-15-30	500	551
Infor, Inc.,
1.750%, 7-15-25 (C)	125	126

16	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Application Software (Continued)
Intuit, Inc.:
1.350%, 7-15-27	$115	$115
1.650%, 7-15-30	290	289

		1,081

Communications Equipment – 0.2%
Motorola Solutions, Inc.,
4.600%, 2-23-28	400	455

Data Processing & Outsourced Services – 0.2%
PayPal Holdings, Inc.,
2.300%, 6-1-30	350	364
Visa, Inc.,
2.700%, 4-15-40	240	257

		621

IT Consulting & Other Services – 0.1%
Leidos, Inc. (GTD by Leidos Holdings, Inc.),
3.625%, 5-15-25 (C)	175	191

Semiconductor Equipment – 0.1%
Lam Research Corp.,
1.900%, 6-15-30	350	358

Semiconductors – 0.5%
Broadcom, Inc.,
4.700%, 4-15-25 (C)	300	338
Intel Corp.,
3.250%, 11-15-49	500	570
Xilinx, Inc.,
2.375%, 6-1-30	525	540

		1,448

Systems Software – 0.1%
Microsoft Corp.,
2.525%, 6-1-50	350	362

Technology Hardware, Storage & Peripherals – 0.6%
Apple, Inc.:
3.200%, 5-11-27	1,000	1,134
2.950%, 9-11-49	500	548

		1,682

Total Information Technology – 2.1%		6,198
Materials

Construction Materials – 0.4%
Hillman Group, Inc. (The),
6.375%, 7-15-22 (C)	1,318	1,216

Diversified Metals & Mining – 0.1%
Anglo American plc,
4.125%, 4-15-21 (C)	500	508

Fertilizers & Agricultural Chemicals – 0.1%
Nutrien Ltd.,
2.950%, 5-13-30	350	371

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Metal & Glass Containers – 0.1%
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
5.250%, 8-15-27 (C)	$220	$216

Specialty Chemicals – 0.4%
Ecolab, Inc.,
3.250%, 12-1-27	1,000	1,134

Total Materials – 1.1%		3,445
Real Estate

Real Estate Services – 0.1%
Realogy Group LLC and Realogy Co-Issuer Corp. (GTD by Realogy Intermediate Holdings LLC),
7.625%, 6-15-25 (C)	350	349

Specialized REITs – 0.7%
American Tower Corp.,
2.250%, 1-15-22	1,200	1,230
Crown Castle International Corp.:
5.250%, 1-15-23	200	223
3.100%, 11-15-29	600	643

		2,096

Total Real Estate – 0.8%		2,445
Utilities

Electric Utilities – 0.7%
Duke Energy Corp.,
3.150%, 8-15-27	500	554
Entergy Texas, Inc.,
2.550%, 6-1-21	300	305
Exelon Corp.,
2.450%, 4-15-21	400	405
Florida Power & Light Co.,
3.150%, 10-1-49	425	483
Oncor Electric Delivery Co. LLC,
2.750%, 5-15-30 (C)	450	494

		2,241

Multi-Utilities – 0.2%
Dominion Energy, Inc.,
3.600%, 3-15-27	450	498

Water Utilities – 0.1%
American Water Capital Corp.,
3.750%, 9-1-47	375	435

Total Utilities – 1.0%		3,174

TOTAL CORPORATE DEBT SECURITIES – 20.8%		$64,095
(Cost: $62,183)

LOANS (E)	Principal	Value
Consumer Discretionary

Casinos & Gaming – 0.2%
Golden Nugget LLC,
0.000%, 10-4-23 (F)	$867	$685

Leisure Facilities – 0.3%
United PF Holdings LLC (ICE LIBOR plus 400 bps),
4.308%, 1-6-27	1,019	898

Total Consumer Discretionary – 0.5%		1,583
Industrials

Industrial Machinery – 0.2%
Form Technologies LLC (ICE LIBOR plus 850 bps),
9.500%, 1-30-23	1,100	601

Total Industrials – 0.2%		601

TOTAL LOANS – 0.7%		$2,184
(Cost: $2,686)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
3.000%, 6-15-45	679	719
Federal National Mortgage Association Agency REMIC/CMO:
3.500%, 6-25-29	440	478
3.000%, 10-25-46	679	722
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.500%, 10-1-28	54	60
6.500%, 2-1-29	23	25
7.500%, 4-1-31	26	29
7.000%, 7-1-31	32	39
7.000%, 9-1-31	56	67
6.500%, 2-1-32	131	157
7.000%, 2-1-32	84	99
7.000%, 3-1-32	31	38
7.000%, 7-1-32	61	72
5.500%, 5-1-33	26	30
5.500%, 6-1-33	29	33
4.500%, 11-1-43	418	474
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 1997-1, Class 3A,
8.293%, 12-15-26	22	26

		3,068

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.0%		$3,068
(Cost: $2,927)

2020	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2020 (UNAUDITED)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
Treasury Inflation Protected Obligations – 1.4%
U.S. Treasury Bonds:
2.125%, 2-15-40	$1,026	$1,513
1.000%, 2-15-46	487	630
U.S. Treasury Notes,
0.125%, 7-15-26	1,872	1,990

		4,133

Treasury Obligations – 9.9%
U.S. Treasury Bonds:
0.625%, 5-15-30	525	524
3.500%, 2-15-39	3,000	4,243
3.750%, 8-15-41	150	221
U.S. Treasury Notes:
2.875%, 11-15-21	750	778
2.000%, 10-31-22	480	500
2.125%, 12-31-22	2,900	3,041
2.750%, 11-15-23	1,600	1,737
1.750%, 6-30-24	1,400	1,485

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
2.250%, 10-31-24	$3,635	$3,949
1.500%, 11-30-24	1,700	1,794
2.875%, 4-30-25	500	562
2.875%, 5-31-25	900	1,013
3.000%, 9-30-25	900	1,025
2.625%, 12-31-25	800	899
0.625%, 3-31-27	5,440	5,495
2.750%, 2-15-28	250	292
2.875%, 8-15-28	737	873
1.500%, 2-15-30	1,855	2,005

		30,436

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 11.3%		$34,569
(Cost: $31,616)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (H) – 1.1%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.100% (G)	150	$150
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.120%	3,373	3,373

		3,523

TOTAL SHORT-TERM SECURITIES – 1.1%		$3,523
(Cost: $3,523)

TOTAL INVESTMENT SECURITIES – 100.3%		$308,516
(Cost: $288,551)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(826)

NET ASSETS – 100.0%		$307,690

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At June 30, 2020, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Value
Targa Resources Corp., 9.500%	3-2-20	3	$3,225	$3,127

The total value of this security represented 1.0% of net assets at June 30, 2020.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $14,165 or 4.6% of net assets.

(D)	All or a portion of securities with an aggregate value of $147 are on loan.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$192,575	$—	$—
Investment Funds	5,068	—	—
Preferred Stocks	307	3,127	—
Corporate Debt Securities	—	64,095	—
Loans	—	2,184	—
United States Government Agency Obligations	—	3,068	—
United States Government Obligations	—	34,569	—
Short-Term Securities	3,523	—	—
Total	$201,473	$107,043	$—

18	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2020 (UNAUDITED)

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	19

PORTFOLIO HIGHLIGHTS	ENERGY

ALL DATA IS AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Stocks	97.5%
Energy	84.5%
Information Technology	9.4%
Utilities	3.6%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.5%

Country Weightings

North America	95.3%
United States	91.3%
Canada	4.0%
Europe	2.2%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Marathon Petroleum Corp.	United States	Energy	Oil & Gas Refining & Marketing
Phillips 66	United States	Energy	Oil & Gas Refining & Marketing
Valero Energy Corp.	United States	Energy	Oil & Gas Refining & Marketing
Wright Express Corp.	United States	Information Technology	Data Processing & Outsourced Services
Hess Corp.	United States	Energy	Integrated Oil & Gas
Pioneer Natural Resources Co.	United States	Energy	Oil & Gas Exploration & Production
Cactus, Inc., Class A	United States	Energy	Oil & Gas Equipment & Services
Concho Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Exxon Mobil Corp.	United States	Energy	Oil & Gas Exploration & Production
Chevron Corp.	United States	Energy	Integrated Oil & Gas

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

20	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	ENERGY (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 12.0%
Chevron Corp.	13	$1,120
Hess Corp.	26	1,358
Suncor Energy, Inc.	42	712
Total S.A. ADR	19	729

		3,919

Oil & Gas Drilling – 1.0%
Helmerich & Payne, Inc.	17	332

Oil & Gas Equipment & Services – 19.2%
Baker Hughes, Inc.	71	1,098
Cactus, Inc., Class A	61	1,264
ChampionX Corp. (A)	85	826
Dril-Quip, Inc. (A)	28	837
Halliburton Co.	63	818
Liberty Oilfield Services, Inc., Class A	27	149
National Oilwell Varco, Inc.	35	426
Schlumberger Ltd.	47	858

		6,276

Oil & Gas Exploration & Production – 32.3%
Cabot Oil & Gas Corp.	22	385
Canadian Natural Resources Ltd.	34	587
Concho Resources, Inc.	24	1,238
ConocoPhillips	25	1,054
Continental Resources, Inc. (B)	34	592
Diamondback Energy, Inc.	20	833
EOG Resources, Inc.	19	987
Exxon Mobil Corp.	25	1,125
Noble Energy, Inc.	16	145
Parsley Energy, Inc., Class A	92	983
Pioneer Natural Resources Co.	13	1,311
Viper Energy Partners L.P.	37	384
WPX Energy, Inc. (A)	152	967

		10,591

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Refining & Marketing – 15.8%
Marathon Petroleum Corp.	47	$1,749
Phillips 66	24	1,745
Valero Energy Corp.	29	1,691

		5,185

Oil & Gas Storage & Transportation – 4.2%
Energy Transfer L.P.	29	203
Enterprise Products Partners L.P.	41	747
MPLX L.P.	11	182
Rattler Midstream L.P.	26	255

		1,387

Total Energy – 84.5%		27,690
Information Technology

Application Software – 2.6%
Aspen Technology, Inc. (A)	8	835

Data Processing & Outsourced Services – 4.2%
Wright Express Corp. (A)	8	1,387

Semiconductor Equipment – 1.4%
Enphase Energy, Inc. (A)	10	474

Semiconductors – 1.2%
First Solar, Inc. (A)	8	378

Total Information Technology – 9.4%		3,074
Utilities

Electric Utilities – 2.5%
American Electric Power Co., Inc.	4	314
Duke Energy Corp.	4	313
NextEra Energy, Inc.	1	203

		830

COMMON STOCKS (Continued)	Shares	Value
Multi-Utilities – 1.1%
Dominion Energy, Inc.	4	$349

Total Utilities – 3.6%		1,179

TOTAL COMMON STOCKS – 97.5%		$31,943
(Cost: $48,144)

SHORT-TERM SECURITIES
Money Market Funds (D) – 4.1%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
0.100% (C)	560	560
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.120%	793	793

		1,353

TOTAL SHORT-TERM SECURITIES – 4.1%		$1,353
(Cost: $1,353)

TOTAL INVESTMENT SECURITIES – 101.6%		$33,296
(Cost: $49,497)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.6)%		(513)

NET ASSETS – 100.0%		$32,783

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $541 are on loan.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$31,943	$—	$—
Short-Term Securities	1,353	—	—
Total	$33,296	$—	$—

2020	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	ENERGY (in thousands)

JUNE 30, 2020 (UNAUDITED)

Country Diversification

(as a % of net assets)
United States	91.3%
Canada	4.0%
France	2.2%
Other+	2.5%

+Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

22	SEMIANNUAL REPORT	2020

PORTFOLIO HIGHLIGHTS	GROWTH

ALL DATA IS AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Stocks	99.1%
Information Technology	39.6%
Consumer Discretionary	18.0%
Health Care	14.0%
Communication Services	10.8%
Industrials	8.9%
Consumer Staples	3.5%
Financials	2.9%
Real Estate	1.4%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.9%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
Visa, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Alphabet, Inc., Class A	Communication Services	Interactive Media & Services
Facebook, Inc., Class A	Communication Services	Interactive Media & Services
Motorola Solutions, Inc.	Information Technology	Communications Equipment
Adobe, Inc.	Information Technology	Application Software
Coca-Cola Co. (The)	Consumer Staples	Soft Drinks
Cerner Corp.	Health Care	Health Care Technology

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2020	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS	GROWTH (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Home Entertainment – 2.5%
Electronic Arts, Inc. (A)	152	$20,017

Interactive Media & Services – 8.3%
Alphabet, Inc., Class A (A)	22	31,685
Alphabet, Inc., Class C (A)	5	7,465
Facebook, Inc., Class A (A)	126	28,606

		67,756

Total Communication Services – 10.8%		87,773
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.2%
V.F. Corp.	166	10,145

Automobile Manufacturers – 1.6%
Ferrari N.V.	76	13,046

Automotive Retail – 1.1%
O’Reilly Automotive, Inc. (A)	21	8,720

Footwear – 0.7%
NIKE, Inc., Class B	61	5,933

Home Improvement Retail – 2.2%
Home Depot, Inc. (The)	73	18,253

Internet & Direct Marketing Retail – 8.6%
Amazon.com, Inc. (A)	18	49,035
Booking Holdings, Inc. (A)	13	20,933

		69,968

Specialty Stores – 2.6%
Tractor Supply Co.	158	20,853

Total Consumer Discretionary – 18.0%		146,918
Consumer Staples

Personal Products – 0.5%
Estee Lauder Co., Inc. (The), Class A	22	4,195

Soft Drinks – 3.0%
Coca-Cola Co. (The)	555	24,779

Total Consumer Staples – 3.5%		28,974
Financials

Financial Exchanges & Data – 2.9%
CME Group, Inc.	49	7,932
S&P Global, Inc.	47	15,638

		23,570

Total Financials – 2.9%		23,570
Health Care

Biotechnology – 1.4%
Vertex Pharmaceuticals, Inc. (A)	41	11,828

COMMON STOCKS (Continued)	Shares	Value
Health Care Equipment – 2.4%
Danaher Corp.	50	$8,774
Intuitive Surgical, Inc. (A)	19	11,047

		19,821

Health Care Supplies – 1.9%
Cooper Cos., Inc. (The)	54	15,296

Health Care Technology – 2.9%
Cerner Corp.	350	23,978

Life Sciences Tools & Services – 1.2%
Mettler-Toledo International, Inc. (A)	12	9,448

Managed Health Care – 2.8%
UnitedHealth Group, Inc.	76	22,454

Pharmaceuticals – 1.4%
Zoetis, Inc.	81	11,080

Total Health Care – 14.0%		113,905
Industrials

Aerospace & Defense – 1.2%
Northrop Grumman Corp.	32	9,977

Construction Machinery & Heavy Trucks – 0.8%
Caterpillar, Inc.	50	6,369

Industrial Machinery – 2.4%
Stanley Black & Decker, Inc.	139	19,434

Railroads – 1.2%
Union Pacific Corp.	57	9,690

Research & Consulting Services – 2.1%
CoStar Group, Inc. (A)	7	5,013
Verisk Analytics, Inc., Class A	69	11,749

		16,762

Trucking – 1.2%
J.B. Hunt Transport Services, Inc.	83	10,016

Total Industrials – 8.9%		72,248
Information Technology

Application Software – 7.2%
Adobe, Inc. (A)	61	26,347
Intuit, Inc.	53	15,696
NVIDIA Corp.	43	16,417

		58,460

Communications Equipment – 3.3%
Motorola Solutions, Inc.	192	26,862

Data Processing & Outsourced Services – 10.9%
Broadridge Financial Solutions, Inc.	115	14,521
FleetCor Technologies, Inc. (A)	51	12,894
MasterCard, Inc., Class A	14	4,025
PayPal, Inc. (A)	115	19,960

COMMON STOCKS (Continued)	Shares	Value
Data Processing & Outsourced Services (Continued)
Visa, Inc., Class A	193	$37,224

		88,624

Internet Services & Infrastructure – 1.4%
VeriSign, Inc. (A)	57	11,884

Systems Software – 9.8%
Microsoft Corp.	394	80,129

Technology Hardware, Storage & Peripherals – 7.0%
Apple, Inc.	157	57,291

Total Information Technology – 39.6%		323,250
Real Estate

Specialized REITs – 1.4%
American Tower Corp., Class A	24	6,231
Equinix, Inc.	8	5,515

		11,746

Total Real Estate – 1.4%		11,746

TOTAL COMMON STOCKS – 99.1%		$808,384
(Cost: $542,779)

SHORT-TERM SECURITIES
Money Market Funds (B) – 1.0%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.120%	8,180	8,180

TOTAL SHORT-TERM SECURITIES – 1.0%		$8,180
(Cost: $8,180)

TOTAL INVESTMENT SECURITIES – 100.1%		$816,564
(Cost: $550,959)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(431)

NET ASSETS – 100.0%		$816,133

24	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	GROWTH (in thousands)

JUNE 30, 2020 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$808,384	$—	$—
Short-Term Securities	8,180	—	—
Total	$816,564	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	25

PORTFOLIO HIGHLIGHTS	HIGH INCOME

ALL DATA IS AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Stocks	6.4%
Financials	4.2%
Consumer Discretionary	1.2%
Energy	1.0%
Health Care	0.0%
Consumer Staples	0.0%
Industrials	0.0%
Warrants	0.0%
Bonds	89.2%
Corporate Debt Securities	66.4%
Loans	22.8%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	4.4%

Quality Weightings

Investment Grade	0.1%
BBB	0.1%
Non-Investment Grade	89.1%
BB	9.5%
B	43.5%
CCC	29.7%
Below CCC	1.0%
Non-rated	5.4%
Liabilities (Net of Cash and Other Assets), Cash Equivalents+ and Equities	10.8%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

26	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc. (A)(B)	13		$—	*

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)(B)(C)	—	*	—

Education Services – 0.5%
Laureate Education, Inc., Class A (A)	443		4,411

Hotels, Resorts & Cruise Lines – 0.7%
Studio City International Holdings Ltd. ADR (A)	343		5,456

Total Consumer Discretionary – 1.2%			9,867
Consumer Staples

Agricultural Products – 0.0%
ASG Warrant Corp. (A)(B)(C)	1		—

Total Consumer Staples – 0.0%			—
Energy

Coal & Consumable Fuels – 0.0%
Westmoreland Coal Co. (A)	29		272

Oil & Gas Equipment & Services – 0.0%
Larchmont Resources LLC (A)(B)(C)(D)(E)	1		45
McDermott International, Inc. (A)(B)	21		—	*

			45

Oil & Gas Exploration & Production – 0.0%
Bellatrix Exploration Ltd. (A)(B)(D)	436		—	*
Sabine Oil & Gas Corp. (A)(B)(C)	—	*	4

			4

Total Energy – 0.0%			321
Health Care

Pharmaceuticals – 0.0%
Advanz Pharma Corp. (A)(D)	35		105

Total Health Care – 0.0%			105
Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd. (B)(C)	1,605		—	*

Total Industrials – 0.0%			—	*

TOTAL COMMON STOCKS – 1.2%			$10,293
(Cost: $13,362)

INVESTMENT FUNDS
Registered Investment Companies – 4.2%
Invesco Senior Loan ETF	424		9,056
iShares iBoxx $ High Yield Corporate Bond ETF	290		23,670

			32,726

	Shares	Value

TOTAL INVESTMENT FUNDS – 4.2%		$32,726
(Cost: $33,375)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC (A)(B)(C)	4,583	—	*

Total Consumer Staples – 0.0%		—	*
Energy

Oil & Gas Exploration & Production – 1.0%
Targa Resources Corp., 9.500% (A)(C)	8	7,833

Total Energy – 1.0%		7,833

TOTAL PREFERRED STOCKS – 1.0%		$7,833
(Cost: $10,499)

WARRANTS
Oil & Gas Exploration & Production – 0.0%
Ultra Resources, Inc., expires 7-14-25(B)(G)	20	1

TOTAL WARRANTS – 0.0%		$1
(Cost: $5)

CORPORATE DEBT SECURITIES	Principal
Communication Services

Broadcasting – 1.2%
Clear Channel Outdoor Holdings, Inc.,
5.125%, 8-15-27 (F)	$5,508	5,288
Clear Channel Worldwide Holdings, Inc.,
9.250%, 2-15-24	3,979	3,691

		8,979

Cable & Satellite – 9.8%
Altice Financing S.A.:
7.500%, 5-15-26 (F)	1,870	1,963
5.000%, 1-15-28 (F)	1,421	1,412
Altice France Holding S.A.:
10.500%, 5-15-27 (F)	12,589	13,867
6.000%, 2-15-28 (F)	10,750	10,152
Altice France S.A.:
7.375%, 5-1-26 (F)	5,343	5,578
8.125%, 2-1-27 (F)	7,213	7,898
CCO Holdings LLC and CCO Holdings Capital Corp.,
5.000%, 2-1-28 (F)	4,233	4,371
CSC Holdings LLC:
5.500%, 5-15-26 (F)	2,025	2,078
5.375%, 2-1-28 (F)	4,930	5,152
5.750%, 1-15-30 (F)	1,372	1,433
DISH DBS Corp.:
5.875%, 7-15-22	2,310	2,349
5.875%, 11-15-24	1,610	1,600
7.750%, 7-1-26	2,821	2,991
7.375%, 7-1-28 (F)	741	736

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Cable & Satellite (Continued)
Neptune Finco Corp., 6.625%, 10-15-25 (F)	$788	$819
VTR Comunicaciones S.p.A., 5.125%, 1-15-28 (F)	2,964	3,025
VTR Finance B.V.:
6.875%, 1-15-24 (F)	8,223	8,412
6.375%, 7-15-28 (F)	2,826	2,900

		76,736

Integrated Telecommunication Services – 4.0%
Frontier Communications Corp.:
6.875%, 1-15-25 (H)	6,315	1,880
11.000%, 9-15-25 (H)	8,236	2,842
8.500%, 4-1-26 (F)(H)	11,690	11,053
Northwest Fiber LLC, 10.750%, 6-1-28 (F)	957	995
West Corp., 8.500%, 10-15-25 (F)	18,737	14,896

		31,666

Publishing – 0.3%
MDC Partners, Inc., 6.500%, 5-1-24 (F)	2,381	2,214

Wireless Telecommunication Service – 2.4%
Digicel Group Ltd., 8.750%, 5-25-24 (F)	1,351	1,320
Digicel Group Ltd. (5.000% Cash and 3.000% PIK), 8.000%, 4-1-25 (F)(I)	573	143
Digicel Group Ltd. (7.000% Cash or 7.000% PIK), 7.000%, 10-1-68 (F)(I)	533	37
Digicel International Finance Ltd.:
8.750%, 5-25-24 (F)	9,626	9,409
8.000%, 12-31-26 (F)	539	324
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK), 13.000%, 12-31-25 (F)(I)	684	575
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK), 10.000%, 4-1-24 (I)	4,983	3,438
Digicel Ltd., 6.750%, 3-1-23 (F)	6,795	3,499

		18,745

Total Communication Services – 17.7%		138,340
Consumer Discretionary

Apparel Retail – 0.4%
Abercrombie & Fitch Management Co. (GTD by Abercrombie & Fitch Co.),
8.750%, 7-15-25 (F)	2,594	2,555
L Brands, Inc.:
6.875%, 7-1-25 (F)	375	387
9.375%, 7-1-25 (F)	673	674

		3,616

Auto Parts & Equipment – 0.1%
Adient U.S. LLC, 9.000%, 4-15-25 (F)	597	643

2020	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Automobile Manufacturers – 0.4%
Ford Motor Co.:
8.500%, 4-21-23	$1,491	$1,577
9.000%, 4-22-25	1,491	1,612

		3,189

Automotive Retail – 1.2%
Allison Transmission, Inc.,
5.000%, 10-1-24 (F)	781	779
Asbury Automotive Group, Inc.:
4.500%, 3-1-28 (F)	2,378	2,307
4.750%, 3-1-30 (F)	4,297	4,189
Lithia Motors, Inc., 4.625%, 12-15-27 (F)	1,119	1,108
Sonic Automotive, Inc., 6.125%, 3-15-27	1,198	1,186

		9,569

Casinos & Gaming – 3.0%
Boyd Gaming Corp.:
8.625%, 6-1-25 (F)	748	781
4.750%, 12-1-27 (F)	2,089	1,793
Colt Merger Sub, Inc.:
6.250%, 7-1-25 (F)	2,963	2,940
8.125%, 7-1-27 (F)	4,631	4,503
Everi Payments, Inc., 7.500%, 12-15-25 (F)	3,346	3,204
Gateway Casinos & Entertainment Ltd., 8.250%, 3-1-24 (F)	2,450	2,009
Golden Nugget, Inc.,
6.750%, 10-15-24 (F)	5,273	3,790
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
5.000%, 10-15-25 (F)	1,023	944
7.000%, 5-15-28 (F)	282	226
7.250%, 11-15-29 (F)	282	226
Wynn Macau Ltd.:
4.875%, 10-1-24 (F)	855	834
5.500%, 10-1-27 (F)	2,301	2,278

		23,528

Department Stores – 0.1%
Nordstrom, Inc.:
4.000%, 10-15-21	393	393
8.750%, 5-15-25 (F)	296	318

		711

Education Services – 2.3%
Laureate Education, Inc.,
8.250%, 5-1-25 (F)	17,225	17,871

Hotels, Resorts & Cruise Lines – 0.5%
Boyne USA, Inc.,
7.250%, 5-1-25 (F)	2,468	2,585
NCL Corp. Ltd.,
12.250%, 5-15-24 (F)	1,507	1,576

		4,161

Leisure Facilities – 0.5%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4-15-27	2,137	1,913

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Leisure Facilities (Continued)
Live Nation Entertainment, Inc., 4.750%, 10-15-27 (F)	$1,521	$1,308
Six Flags Theme Parks, Inc., 7.000%, 7-1-25 (F)	297	307

		3,528

Specialized Consumer Services – 0.1%
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4-15-22 (F)	896	893

Specialty Stores – 2.5%
Party City Holdings, Inc.,
6.625%, 8-1-26 (F)	1,785	384
Staples, Inc.:
7.500%, 4-15-26 (F)	18,924	14,869
10.750%, 4-15-27 (F)	7,355	4,486

		19,739

Total Consumer Discretionary – 11.1%		87,448
Consumer Staples

Food Distributors – 0.1%
Performance Food Group, Inc.,
6.875%, 5-1-25 (F)	373	385

Packaged Foods & Meats – 4.9%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24 (F)	6,983	7,079
5.750%, 6-15-25 (F)	4,650	4,708
JBS USA Lux S.A. and JBS USA Finance, Inc.,
6.750%, 2-15-28 (F)	3,115	3,290
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4-15-29 (F)	545	578
5.500%, 1-15-30 (F)	2,078	2,130
Pilgrim’s Pride Corp.:
5.750%, 3-15-25 (F)	881	878
5.875%, 9-30-27 (F)	3,082	3,083
Post Holdings, Inc.:
5.000%, 8-15-26 (F)	1,267	1,272
5.750%, 3-1-27 (F)	7,368	7,626
Simmons Foods, Inc.:
7.750%, 1-15-24 (F)	1,656	1,728
5.750%, 11-1-24 (F)	6,704	6,369

		38,741

Total Consumer Staples – 5.0%		39,126
Energy

Oil & Gas Drilling – 0.6%
KCA Deutag UK Finance plc,
7.250%, 5-15-21 (F)	5,209	2,493
Offshore Drilling Holding S.A., 8.375%, 9-20-20 (F)(J)	8,682	2,008

		4,501

Oil & Gas Equipment & Services – 0.1%
Nine Energy Service, Inc.,
8.750%, 11-1-23 (F)	1,917	934

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production – 3.6%
Bellatrix Exploration Ltd.,
8.500%, 9-11-23 (H)	$1,022	$—	*
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK),
9.500%, 12-15-23 (H)(I)	1,113	—	*
Crownrock L.P.,
5.625%, 10-15-25 (F)	6,957	6,235
Endeavor Energy Resources L.P.:
5.500%, 1-30-26 (F)	2,453	2,349
5.750%, 1-30-28 (F)	1,789	1,717
Endeavor Energy Resources L.P. and EER Finance, Inc.,
6.625%, 7-15-25 (F)	1,803	1,817
EQT Corp.,
6.125%, 2-1-25 (K)	1,492	1,487
Extraction Oil & Gas, Inc.,
5.625%, 2-1-26 (F)(H)	2,389	460
Laredo Petroleum, Inc.:
9.500%, 1-15-25	4,262	2,946
10.125%, 1-15-28 (K)	2,841	1,960
QEP Resources, Inc.:
5.250%, 5-1-23	1,438	949
5.625%, 3-1-26	1,085	689
Sanchez Energy Corp.,
7.250%, 2-15-23 (F)(H)	622	6
Seven Generations Energy Ltd.:
6.750%, 5-1-23 (F)	5,646	5,420
5.375%, 9-30-25 (F)	2,523	2,221

		28,256

Oil & Gas Refining & Marketing – 1.7%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	1,081	368
6.375%, 7-1-26	386	127
Comstock Escrow Corp., 9.750%, 8-15-26	10,817	10,118
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24 (F)(H)	1,320	—	*
8.000%, 2-15-25 (F)(H)	1,386	—	*
7.750%, 5-15-26 (F)(H)	1,933	387
PBF Holding Co. LLC:
9.250%, 5-15-25 (F)	885	945
6.000%, 2-15-28 (F)	1,420	1,178

		13,123

Total Energy – 6.0%		46,814
Financials

Consumer Finance – 0.6%
Alliance Data Systems Corp., 4.750%, 12-15-24 (F)	2,991	2,692
CURO Group Holdings Corp., 8.250%, 9-1-25 (F)	2,815	2,251

		4,943

Financial Exchanges & Data – 0.8%
Refinitiv U.S. Holdings, Inc.,
8.250%, 11-15-26 (F)	5,889	6,378

28	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Insurance Brokers – 3.2%
Ardonagh Midco 2 plc, 11.500%, 1-15-27 (F)	$6,277	$6,308
NFP Corp.:
7.000%, 5-15-25 (F)	1,498	1,573
6.875%, 7-15-25 (F)	14,533	13,946
8.000%, 7-15-25 (F)	2,791	2,728

		24,555

Investment Banking & Brokerage – 0.5%
INTL FCStone, Inc., 8.625%, 6-15-25 (F)	3,791	3,959

Other Diversified Financial Services – 1.5%
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5-1-19 (F)(H)(I)	26,095	11,743

Property & Casualty Insurance – 0.8%
Amwins Group, Inc., 7.750%, 7-1-26 (F)	4,026	4,227
Hub International Ltd., 7.000%, 5-1-26 (F)	1,827	1,827

		6,054

Specialized Finance – 1.7%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27 (F)	5,496	5,661
Compass Group Diversified Holdings LLC, 8.000%, 5-1-26 (F)	7,778	7,910

		13,571

Thrifts & Mortgage Finance – 0.7%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25 (F)	5,937	5,551

Total Financials – 9.8%		76,754
Health Care

Health Care Facilities – 1.7%
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26 (F)	6,811	6,948
Surgery Center Holdings, Inc., 10.000%, 4-15-27(F)(K)	6,654	6,654

		13,602

Health Care Services – 0.5%
Heartland Dental LLC, 8.500%, 5-1-26 (F)	4,714	4,268

Health Care Technology – 1.5%
Verscend Holding Corp., 9.750%, 8-15-26 (F)	11,186	12,053

Pharmaceuticals – 1.7%
Advanz Pharma Corp., 8.000%, 9-6-24	430	398
Bausch Health Cos., Inc.:
9.000%, 12-15-25 (F)	855	921
9.250%, 4-1-26 (F)	2,515	2,729
8.500%, 1-31-27 (F)	5,239	5,560

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Pharmaceuticals (Continued)
Par Pharmaceutical, Inc., 7.500%, 4-1-27 (F)	$2,871	$2,946

		12,554

Total Health Care – 5.4%		42,477
Industrials

Aerospace & Defense – 5.2%
Arconic Rolled Products Corp., 6.125%, 2-15-28 (F)	568	568
TransDigm UK Holdings plc, 6.875%, 5-15-26	2,171	2,019
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 7-15-24	6,077	5,848
6.500%, 5-15-25	1,162	1,087
6.250%, 3-15-26 (F)	7,179	7,174
6.375%, 6-15-26	2,490	2,272
7.500%, 3-15-27	2,673	2,569
5.500%, 11-15-27	6,936	6,055
Wolverine Escrow LLC:
8.500%, 11-15-24 (F)	7,697	5,041
9.000%, 11-15-26 (F)	11,228	7,354
13.125%, 11-15-27 (F)	847	551

		40,538

Diversified Support Services – 0.3%
Ahern Rentals, Inc., 7.375%, 5-15-23 (F)	3,901	1,873

Environmental & Facilities Services – 0.4%
GFL Environmental, Inc.:
7.000%, 6-1-26 (F)	1,975	2,054
8.500%, 5-1-27 (F)	572	622
Waste Pro USA, Inc., 5.500%, 2-15-26 (F)	482	460

		3,136

Security & Alarm Services – 0.2%
Prime Security Services Borrower LLC and Prime Finance, Inc., 6.250%, 1-15-28 (F)	2,132	2,008

Total Industrials – 6.1%		47,555
Information Technology

Application Software – 1.9%
Kronos Acquisition Holdings, Inc., 9.000%, 8-15-23 (F)	15,902	15,226

Data Processing & Outsourced Services – 0.2%
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7-15-25 (F)	1,192	1,213

Electronic Equipment & Instruments – 0.4%
NCR Corp.:
8.125%, 4-15-25 (F)	1,183	1,254
5.750%, 9-1-27 (F)	755	755
6.125%, 9-1-29 (F)	966	971

		2,980

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
IT Consulting & Other Services – 0.1%
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.), 9.250%, 4-15-25 (F)	$739	$779

Total Information Technology – 2.6%		20,198
Materials

Aluminum – 1.0%
Constellium N.V.:
5.750%, 5-15-24 (F)	3,551	3,551
5.875%, 2-15-26 (F)	2,322	2,332
Constellium SE, 5.625%, 6-15-28 (F)	1,090	1,074
Novelis Corp. (GTD by Novelis, Inc.), 4.750%, 1-30-30 (F)	1,137	1,086

		8,043

Commodity Chemicals – 0.6%
NOVA Chemicals Corp.:
4.875%, 6-1-24 (F)	2,943	2,744
5.250%, 6-1-27 (F)	1,655	1,453

		4,197

Construction Materials – 0.7%
Hillman Group, Inc. (The), 6.375%, 7-15-22 (F)	5,883	5,430

Metal & Glass Containers – 0.4%
ARD Finance S.A. (6.500% Cash or 7.250% PIK),
6.500%, 6-30-27 (F)(I)	2,110	2,088
HudBay Minerals, Inc.:
7.250%, 1-15-23 (F)	408	402
7.625%, 1-15-25 (F)	611	585

		3,075

Total Materials – 2.7%		20,745

TOTAL CORPORATE DEBT SECURITIES – 66.4%		$519,457
(Cost: $585,932)

LOANS (L)
Communication Services

Advertising – 0.4%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps),
4.250%, 7-25-21	786	715
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
7.500%, 7-25-22	2,951	2,426

		3,141

Broadcasting – 0.7%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps),
4.260%, 8-1-26	6,564	5,934

2020	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2020 (UNAUDITED)

LOANS (L) (Continued)	Principal	Value
Integrated Telecommunication Services – 2.4%
Northwest Fiber LLC (ICE LIBOR plus 550 bps):
5.673%, 5-1-27 (B)	$5,538	$5,483
5.674%, 5-1-27 (B)	1,065	1,054
West Corp. (3-Month ICE LIBOR plus 400 bps),
5.000%, 10-10-24	14,442	12,269

		18,806

Publishing – 0.3%
Recorded Books, Inc. (ICE LIBOR plus 425 bps),
4.444%, 8-31-25	2,377	2,285

Wireless Telecommunication Service – 0.8%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps),
3.800%, 5-27-24	7,887	6,598

Total Communication Services – 4.6%		36,764
Consumer Discretionary

Apparel Retail – 0.5%
Talbots, Inc. (The) (ICE LIBOR plus 700 bps),
8.000%, 11-28-22	3,763	3,023
TRLG Intermediate Holdings LLC,
10.000%, 10-27-22 (H)	1,517	664

		3,687

Housewares & Specialties – 0.6%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps),
5.000%, 5-15-23	4,573	4,345

Leisure Facilities – 0.5%
United PF Holdings LLC (ICE LIBOR plus 400 bps),
4.308%, 1-6-27	3,473	3,062
United PF Holdings LLC (ICE LIBOR plus 850 bps),
9.500%, 12-30-26 (B)	943	943

		4,005

Restaurants – 0.1%
CEC Entertainment, Inc. (ICE LIBOR plus 650 bps),
9.572%, 8-30-26 (H)	1,774	993
NPC International, Inc. (ICE LIBOR plus 750 bps),
8.500%, 4-18-25	3,326	67

		1,060

Specialized Consumer Services – 0.3%
Asurion LLC (ICE LIBOR plus 600 bps),
6.678%, 8-4-25	1,861	1,847

LOANS (L) (Continued)	Principal	Value
Specialty Stores – 1.7%
Academy Sports + Outdoors (ICE LIBOR plus 400 bps),
5.000%, 7-2-22	$3,142	$2,509
Academy Sports + Outdoors (ICE LIBOR plus 500 bps),
0.000%, 7-2-22 (M)	1,122	896
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
6.000%, 10-16-23	4,256	2,568
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps),
10.250%, 5-21-24	3,971	1,390
Party City Holdings, Inc. (ICE LIBOR plus 250 bps):
3.250%, 8-19-22	58	27
4.100%, 8-19-22	1,690	798
Staples, Inc. (ICE LIBOR plus 500 bps),
5.687%, 4-12-26	6,030	5,171

		13,359

Textiles – 0.5%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps),
5.322%, 6-15-25	4,197	3,904

Total Consumer Discretionary – 4.2%		32,207
Energy

Coal & Consumable Fuels – 0.5%
Foresight Energy LLC (ICE LIBOR plus 725 bps),
7.363%, 3-28-22 (H)	6,950	417
Foresight Energy LLC (ICE LIBOR plus 800 bps),
8.300%, 6-29-27	1,564	1,564
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
9.250%, 3-15-22 (B)	463	416
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK),
15.000%, 3-15-29 (B)(I)	2,015	1,209

		3,606

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (8.000% Cash or 8.000% PIK),
8.000%, 8-7-20 (B)(E)(I)	757	379

Oil & Gas Exploration & Production – 0.1%
California Resources Corp. (ICE LIBOR plus 1,037.50 bps), 11.375%, 12-31-21	2,885	130
California Resources Corp. (ICE LIBOR plus 475 bps), 5.750%, 12-31-22	1,928	658

		788

Oil & Gas Storage & Transportation – 0.6%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps),
5.370%, 3-1-26	6,000	4,580

LOANS (L) (Continued)	Principal	Value
Oil & Gas Storage & Transportation (Continued)
Oryx Midstream Holdings LLC (ICE LIBOR plus 400 bps),
4.178%, 5-22-26	$376	$333

		4,913

Total Energy – 1.3%		9,686
Financials

Asset Management & Custody Banks – 0.5%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps),
6.930%, 7-20-26	4,048	3,676

Other Diversified Financial Services – 0.0%
New Cotai LLC (1-Month U.S. LIBOR plus 25 bps):
2.250%, 7-20-20	116	115
3.500%, 7-20-20	71	72

		187

Property & Casualty Insurance – 0.9%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps),
4.678%, 2-28-25	8,330	7,185

Specialized Finance – 0.5%
Gulf Finance LLC (ICE LIBOR plus 525 bps),
6.250%, 8-25-23	6,032	3,860

Total Financials – 1.9%		14,908
Health Care

Health Care Equipment – 0.1%
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps), 10.675%, 10-1-25	632	441

Health Care Facilities – 0.4%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 4.250%, 8-31-24	3,270	2,860
Surgery Center Holdings, Inc. (ICE LIBOR plus 800 bps), 9.000%, 8-31-24	337	337

		3,197

Health Care Services – 2.4%
Heartland Dental LLC,
0.000%, 4-30-25 (M)	541	480
Heartland Dental LLC (ICE LIBOR plus 375 bps),
3.678%, 4-30-25	6,251	5,545
LifePoint Health, Inc. (ICE LIBOR plus 375 bps),
3.928%, 11-16-25	2,507	2,344
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps),
5.178%, 6-26-26	10,608	10,182

		18,551

30	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2020 (UNAUDITED)

LOANS (L) (Continued)	Principal	Value
Health Care Technology – 0.9%
Verscend Holding Corp. (ICE LIBOR plus 450 bps),
4.678%, 8-27-25	$6,843	$6,598

Pharmaceuticals – 0.2%
Advanz Pharma Corp. Ltd.,
0.000%, 9-6-24 (M)	300	277
Concordia International Corp. (ICE LIBOR plus 550 bps),
6.500%, 9-6-24	1,146	1,059
Endo Luxembourg Finance Co. I S.a.r.l. (ICE LIBOR plus 425 bps),
5.000%, 4-27-24	736	694

		2,030

Total Health Care – 4.0%		30,817
Industrials

Building Products – 0.1%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps),
9.072%, 3-27-22	1,074	852

Construction & Engineering – 0.7%
McDermott Technology Americas, Inc.,
0.000%, 10-21-20 (M)	446	442
McDermott Technology Americas, Inc. (ICE LIBOR plus 500 bps):
0.000%, 5-10-25 (H)(M)	3,050	1,046
9.250%, 5-10-25 (H)	5,530	1,898
McDermott Technology Americas, Inc. (ICE LIBOR plus 900 bps),
10.000%, 10-21-20	1,409	1,397
Tensar International Corp. (ICE LIBOR plus 850 bps),
9.500%, 7-10-22	1,119	839

		5,622

Diversified Support Services – 0.0%
Creative Artists Agency LLC (ICE LIBOR plus 375 bps),
3.928%, 11-26-26	262	247

Industrial Conglomerates – 0.6%
PAE Holding Corp. (ICE LIBOR plus 550 bps), 6.500%, 10-20-22 (B)	4,824	4,655

LOANS (L) (Continued)	Principal	Value
Industrial Conglomerates (Continued)
PAE Holding Corp. (ICE LIBOR plus 950 bps), 10.500%, 10-20-23 (B)	$387	$374

		5,029

Industrial Machinery – 1.2%
Form Technologies LLC (ICE LIBOR plus 325 bps),
4.700%, 1-28-22	2,341	1,896
Form Technologies LLC (ICE LIBOR plus 850 bps),
9.500%, 1-30-23	13,354	7,300

		9,196

Total Industrials – 2.6%		20,946
Information Technology

Application Software – 0.6%
Applied Systems, Inc. (ICE LIBOR plus 700 bps),
8.000%, 9-19-25	1,954	1,944
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps),
8.000%, 5-15-23 (B)	528	518
Ultimate Software Group, Inc. (The):
0.000%, 5-3-26 (M)	1,404	1,385
0.000%, 5-3-27 (M)	744	755

		4,602

Communications Equipment – 1.1%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps),
4.678%, 11-30-25	8,740	7,107
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps),
8.928%, 11-30-26	2,920	1,498

		8,605

Data Processing & Outsourced Services – 1.3%
Cardtronics USA, Inc.,
0.000%, 6-24-27 (B)(M)	2,387	2,339
CommerceHub, Inc. (ICE LIBOR plus 375 bps),
3.678%, 5-21-25 (B)	3,129	2,988
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps),
8.250%, 5-1-25	3,429	1,195
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps),
3.630%, 5-1-24	5,284	3,971

		10,493

LOANS (L) (Continued)	Principal	Value
Internet Services & Infrastructure – 0.5%
Informatica LLC,
7.125%, 2-14-25	$3,776	$3,771

Total Information Technology – 3.5%		27,471
Materials

Construction Materials – 0.7%
Hillman Group, Inc. (The),
0.000%, 5-31-25 (M)	736	688
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps),
5.072%, 5-31-25	5,248	4,907

		5,595

Total Materials – 0.7%		5,595

TOTAL LOANS – 22.8%		$178,394
(Cost: $226,553)

SHORT-TERM SECURITIES	Shares
Money Market Funds (O) – 7.1%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.100% (N)	3,889	3,889
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.120%	51,908	51,908

		55,797

TOTAL SHORT-TERM SECURITIES – 7.1%		$55,797
(Cost: $55,797)

TOTAL INVESTMENT SECURITIES – 102.7%		$804,501
(Cost: $925,523)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.7)%		(21,161)

NET ASSETS – 100.0%		$783,340

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

2020	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2020 (UNAUDITED)

(C)	Restricted securities. At June 30, 2020, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Value
ASG Warrant Corp.	5-31-18	1		$72	$—
BIS Industries Ltd.	12-22-17	1,605		151	—	*
Larchmont Resources LLC	12-8-16	1		340	45
New Cotai Participation Corp., Class B	4-12-13	—	*	62	—
Sabine Oil & Gas Corp.	12-7-16	—	*	12	4
Pinnacle Agriculture Enterprises LLC	3-10-17	4,583		2,083	—	*
Targa Resources Corp., 9.500%	10-24-17	8		8,416	7,833

				$11,136	$7,882

The total value of these securities represented 1.0% of net assets at June 30, 2020.

(D)	Listed on an exchange outside the United States.

(E)	Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities.

(F)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $455,093 or 58.1% of net assets.

(G)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2020.

(K)	All or a portion of securities with an aggregate value of $3,802 are on loan.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Investment made with cash collateral received from securities on loan.

(O)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$9,867	$—	$—	*
Energy	—	272	49
Health Care	—	105	—
Industrials	—	—	—	*
Total Common Stocks	$9,867	$377	$49
Investment Funds	32,726	—	—
Preferred Stocks	—	7,833	—	*
Warrants	—	—	1
Corporate Debt Securities	—	519,457	—
Loans	—	158,036	20,358
Short-Term Securities	55,797	—	—
Total	$98,390	$685,703	$20,408

32	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2020 (UNAUDITED)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks		Warrants	Corporate Debt Securities	Loans
Beginning Balance 1-1-20	$350	$—	*	$—	$2,640	$20,995
Net realized gain (loss)	—	—		—	(2,522)	9
Net change in unrealized appreciation (depreciation)	(315)	—		—	3,961	(731)
Purchases	—	—		—	—	11,384
Sales	—	—		—	(4,079)	(5,654)
Amortization/Accretion of premium/discount	—	—		—	—	(95)
Transfers into Level 3 during the period	14	—		1	—	10,265
Transfers out of Level 3 during the period	—	—		—	—	(15,815)
Ending Balance 6-30-20	$49	$—	*	$1	$—	$20,358
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-20	$(315)	$—		$—	$—	$(696)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-20		Valuation Technique(s)	Unobservable Input(s)	Input value(s)
Assets

Common Stocks	$49		Third-party valuation service	Broker quote	N/A
	—	*	Market comparable approach	Adjusted EBITDA multiple	4.03X

Preferred Stocks	—	*	Transaction	Price	$0

Warrants	1		Third-party valuation service	Broker quote	N/A

Loans	20,358		Third-party valuation service	Broker quotes	N/A

Significant increases (decreases) in the adjusted EBITDA multiple inputs as of the reporting date would result in a higher (lower) fair value measurement.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

ETF = Exchange Traded Fund

GTD = Guaranteed

ICE = Intercontinental Exchange

PIK = Payment In Kind

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	33

PORTFOLIO HIGHLIGHTS	INTERNATIONAL CORE EQUITY

ALL DATA IS AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Stocks	96.6%
Health Care	14.5%
Industrials	14.1%
Consumer Staples	12.6%
Financials	12.5%
Consumer Discretionary	12.0%
Materials	8.4%
Information Technology	7.1%
Energy	6.5%
Communication Services	5.1%
Real Estate	2.3%
Utilities	1.5%
Bonds	1.0%
Other Government Securities	1.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.4%

Country Weightings

Europe	63.0%
Germany	15.0%
France	14.1%
United Kingdom	12.4%
Switzerland	7.5%
Norway	4.1%
Netherlands	4.1%
Other Europe	5.8%
Pacific Basin	28.6%
Japan	14.3%
Australia	4.9%
Hong Kong	3.6%
Other Pacific Basin	5.8%
North America	6.0%
Canada	4.2%
Other North America	1.8%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.4%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Roche Holdings AG, Genusscheine	Switzerland	Health Care	Pharmaceuticals
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
SAP AG	Germany	Information Technology	Application Software
Newcrest Mining Ltd.	Australia	Materials	Gold
DNB ASA	Norway	Financials	Diversified Banks
Legal & General Group plc	United Kingdom	Financials	Life & Health Insurance
Airbus SE	France	Industrials	Aerospace & Defense
Merck KGaA	Germany	Health Care	Pharmaceuticals
SPDR Gold Trust	United States	Materials	Gold
Anglo American plc	United Kingdom	Materials	Diversified Metals & Mining

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

34	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	INTERNATIONAL CORE EQUITY (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Financials – 1.1%
Australia and New Zealand Banking Group Ltd.	519	$6,735

Materials – 3.8%
BHP Group plc	285	5,841
BHP Group plc ADR	116	4,770
Newcrest Mining Ltd.	527	11,679

		22,290

Total Australia – 4.9%		$29,025
Canada

Consumer Discretionary – 1.2%
Dollarama, Inc.	203	6,759

Energy – 3.0%
Canadian Natural Resources Ltd.	426	7,409
Seven Generations Energy Ltd., Class A (A)	1,583	3,532
Suncor Energy, Inc.	367	6,193

		17,134

Total Canada – 4.2%		$23,893
China

Consumer Discretionary – 1.2%
Gree Electric Appliances, Inc. of Zhuhai, A Shares	874	7,019

Consumer Staples – 1.1%
Wens Foodstuffs Group Co. Ltd., Class A	1,991	6,162

Total China – 2.3%		$13,181
Denmark

Health Care – 1.3%
Novo Nordisk A/S ADR	28	1,834
Novo Nordisk A/S, Class B	87	5,641

		7,475

Industrials – 1.4%
A.P. Moller - Maersk A/S	5	6,439
A.P. Moller - Maersk A/S, Class A	2	1,830

		8,269

Total Denmark – 2.7%		$15,744
France

Communication Services – 2.4%
Orange S.A.	544	6,508
Ubisoft Entertainment S.A. (A)	88	7,307

		13,815

Consumer Staples – 2.3%
Carrefour S.A. (B)	444	6,892
Pernod Ricard S.A.	41	6,500

		13,392

COMMON STOCKS (Continued)	Shares	Value
Energy – 1.6%
Total S.A. (B)	241	$9,302

Financials – 1.1%
BNP Paribas S.A.	161	6,445

Industrials – 3.6%
Airbus SE	157	11,248
Schneider Electric S.A.	86	9,598

		20,846

Information Technology – 1.6%
Cap Gemini S.A.	79	9,081

Utilities – 1.5%
ENGIE	714	8,849

Total France – 14.1%		$81,730
Germany

Communication Services – 0.6%
Deutsche Telekom AG, Registered Shares	218	3,653

Consumer Discretionary – 2.3%
adidas AG	24	6,312
Continental AG	71	6,951

		13,263

Consumer Staples – 1.2%
Beiersdorf Aktiengesellschaft	60	6,793

Financials – 1.2%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	26	6,707

Health Care – 4.8%
Bayer AG	114	8,463
Fresenius Medical Care AG & Co. KGaA (A)	103	8,858
Merck KGaA	89	10,343

		27,664

Industrials – 1.2%
Hochtief Aktiengesellschaft	78	6,976

Information Technology – 2.5%
SAP AG	105	14,661

Real Estate – 1.2%
Deutsche Wohnen AG	150	6,747

Total Germany – 15.0%		$86,464
Hong Kong

Consumer Discretionary – 1.3%
Alibaba Group Holding Ltd. (A)	276	7,441

COMMON STOCKS (Continued)	Shares	Value
Financials – 2.3%
AIA Group Ltd.	596	$5,577
Hong Kong Exchanges and Clearing Ltd.	179	7,604

		13,181

Total Hong Kong – 3.6%		$20,622
India

Energy – 1.1%
Reliance Industries Ltd.	290	6,374

Total India – 1.1%		$6,374
Ireland

Materials – 1.0%
CRH plc	173	5,924

Total Ireland – 1.0%		$5,924
Japan

Communication Services – 0.5%
Dentsu Group, Inc. (B)	129	3,062

Consumer Discretionary – 4.4%
Isuzu Motors Ltd.	818	7,435
Subaru Corp.	481	10,062
Zozo, Inc.	377	8,409

		25,906

Consumer Staples – 2.8%
Asahi Breweries Ltd. (B)	184	6,470
Seven & i Holdings Co. Ltd.	306	9,997

		16,467

Financials – 1.1%
ORIX Corp.	490	6,083

Health Care – 1.1%
Terumo Corp.	168	6,383

Industrials – 2.8%
SMC Corp.	18	9,353
Taisei Corp.	191	6,947

		16,300

Information Technology – 0.5%
Shimadzu Corp.	119	3,182

Real Estate – 1.1%
Mitsubishi Estate Co. Ltd.	426	6,354

Total Japan – 14.3%		$83,737
Luxembourg

Energy – 0.8%
Tenaris S.A.	375	2,440
Tenaris S.A. ADR	180	2,329

		4,769

Total Luxembourg – 0.8%		$4,769

2020	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS	INTERNATIONAL CORE EQUITY (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Netherlands

Consumer Discretionary – 1.6%
Prosus N.V. (A)	98	$9,095

Health Care – 1.3%
Koninklijke Philips Electronics N.V., Ordinary Shares	160	7,442

Industrials – 1.2%
Randstad Holding N.V.	160	7,166

Total Netherlands – 4.1%		$23,703
Norway

Consumer Staples – 1.1%
Mowi ASA	333	6,349

Financials – 2.0%
DNB ASA (A)	860	11,482

Total Norway – 3.1%		$17,831
Singapore

Communication Services – 0.9%
Singapore Telecommunications Ltd.	2,868	5,102

Total Singapore – 0.9%		$5,102
South Korea

Information Technology – 1.5%
Samsung Electronics Co. Ltd.	191	8,453

Total South Korea – 1.5%		$8,453
Sweden

Industrials – 1.3%
Epiroc AB, Class A	473	5,926
Epiroc AB, Class B	129	1,587

		7,513

Total Sweden – 1.3%		$7,513

COMMON STOCKS (Continued)	Shares	Value
Switzerland

Consumer Staples – 2.5%
Nestle S.A., Registered Shares	133	$14,772

Health Care – 3.5%
Alcon, Inc.	98	5,637
Roche Holdings AG, Genusscheine	43	14,798

		20,435

Industrials – 1.5%
Ferguson plc	104	8,508

Total Switzerland – 7.5%		$43,715
United Kingdom

Communication Services – 0.7%
WPP Group plc	486	3,790

Consumer Staples – 1.6%
British American Tobacco plc	246	9,434

Financials – 3.7%
Legal & General Group plc	4,138	11,282
Lloyds Banking Group plc	7,226	2,787
Prudential plc	516	7,778

		21,847

Health Care – 2.5%
GlaxoSmithKline plc	458	9,255
GlaxoSmithKline plc ADR	131	5,330

		14,585

Industrials – 1.1%
BAE Systems plc	1,032	6,171

Information Technology – 1.0%
Amdocs Ltd.	98	5,986

Materials – 1.8%
Anglo American plc	439	10,128

Total United Kingdom – 12.4%		$71,941

TOTAL COMMON STOCKS – 94.8%		$549,721
(Cost: $587,554)

INVESTMENT FUNDS	Shares	Value
United States – 1.8%
SPDR Gold Trust (A)	62	$10,334

TOTAL INVESTMENT FUNDS – 1.8%		$10,334
(Cost: $7,858)

OTHER GOVERNMENT SECURITIES (C)	Principal
Norway – 1.0%
Norway Government Bond
3.750%, 5-25-21 (D)(E)	NOK54,170	5,811

TOTAL OTHER GOVERNMENT SECURITIES – 1.0%		$5,811
(Cost: $6,210)

SHORT-TERM SECURITIES	Shares
Money Market Funds (F) – 4.9%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.120%	12,633	12,633
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares 0.100% (G)	15,859	15,859

		28,492

TOTAL SHORT-TERM SECURITIES – 4.9%		$28,492
(Cost: $28,492)

TOTAL INVESTMENT SECURITIES – 102.5%		$594,358
(Cost: $630,114)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.5)%		(14,372)

NET ASSETS – 100.0%		$579,986

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $20,376 are on loan.

(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (NOK—Norwegian Krone).

(E)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $5,811 or 1.0% of net assets.

(F)	Rate shown is the annualized 7-day yield at June 30, 2020.

(G)	Investment made with cash collateral received from securities on loan.

36	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	INTERNATIONAL CORE EQUITY (in thousands)

JUNE 30, 2020 (UNAUDITED)

The following forward foreign currency contracts were outstanding at June 30, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	34,745	Japanese Yen	3,766,940	7-14-20	Deutsche Bank AG	$148	$—

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$29,422	$—
Consumer Discretionary	15,854	53,629	—
Consumer Staples	—	73,369	—
Energy	19,651	17,928	—
Financials	—	72,480	—
Health Care	15,881	68,103	—
Industrials	—	81,749	—
Information Technology	5,986	35,377	—
Materials	4,770	33,572	—
Real Estate	—	13,101	—
Utilities	—	8,849	—
Total Common Stocks	$62,142	$487,579	$—
Investment Funds	10,334	—	—
Other Government Securities	—	5,811	—
Short-Term Securities	28,492	—	—
Total	$100,968	$493,390	$—
Forward Foreign Currency Contracts	$—	$148	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification

(as a % of net assets)
Health Care	14.5%
Industrials	14.1%
Financials	12.6%
Consumer Staples	12.5%
Consumer Discretionary	12.0%
Materials	8.4%
Information Technology	7.1%

Market Sector Diversification (Continued)

Energy	6.5%
Communication Services	5.1%
Real Estate	2.3%
Utilities	1.5%
Other Government Securities	1.0%
Other+	2.4%

+Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	37

PORTFOLIO HIGHLIGHTS	MID CAP GROWTH

ALL DATA IS AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Stocks	100.1%
Information Technology	34.2%
Health Care	20.9%
Industrials	16.8%
Consumer Discretionary	12.6%
Financials	6.3%
Communication Services	4.2%
Materials	3.0%
Consumer Staples	1.3%
Energy	0.8%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	-0.1%

Top 10 Equity Holdings

Company	Sector	Industry
Chipotle Mexican Grill, Inc., Class A	Consumer Discretionary	Restaurants
CoStar Group, Inc.	Industrials	Research & Consulting Services
Electronic Arts, Inc.	Communication Services	Interactive Home Entertainment
MarketAxess Holdings, Inc.	Financials	Financial Exchanges & Data
DexCom, Inc.	Health Care	Health Care Equipment
Teradyne, Inc.	Information Technology	Semiconductor Equipment
Square, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Twilio, Inc., Class A	Information Technology	Internet Services & Infrastructure
DocuSign, Inc.	Information Technology	Application Software
Fastenal Co.	Industrials	Trading Companies & Distributors
See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

38	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	MID CAP GROWTH (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Home Entertainment – 3.2%
Electronic Arts, Inc. (A)	131	$17,291

Interactive Media & Services – 1.0%
Twitter, Inc. (A)	176	5,241

Total Communication Services – 4.2%		22,532
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.4%
lululemon athletica, Inc. (A)	24	7,622

Auto Parts & Equipment – 1.4%
BorgWarner, Inc.	221	7,808

Department Stores – 0.7%
Nordstrom, Inc. (B)	227	3,516

General Merchandise Stores – 0.6%
Ollie’s Bargain Outlet Holdings, Inc. (A)	32	3,111

Internet & Direct Marketing Retail – 1.2%
MercadoLibre, Inc. (A)	7	6,513

Restaurants – 3.6%
Chipotle Mexican Grill, Inc., Class A (A)	18	19,299

Specialty Stores – 3.7%
Tractor Supply Co.	87	11,460
Ulta Beauty, Inc. (A)	41	8,322

		19,782

Total Consumer Discretionary – 12.6%		67,651
Consumer Staples

Packaged Foods & Meats – 1.3%
Hershey Foods Corp.	52	6,740

Total Consumer Staples – 1.3%		6,740
Energy

Oil & Gas Exploration & Production – 0.8%
Noble Energy, Inc.	500	4,482

Total Energy – 0.8%		4,482
Financials

Financial Exchanges & Data – 3.2%
MarketAxess Holdings, Inc.	34	17,060

Regional Banks – 3.1%
First Republic Bank	87	9,187
SVB Financial Group (A)	35	7,532

		16,719

Total Financials – 6.3%		33,779

COMMON STOCKS (Continued)	Shares	Value
Health Care

Biotechnology – 3.3%
Genmab A.S. ADR (A)	186	$6,306
Seattle Genetics, Inc. (A)	66	11,280

		17,586

Health Care Equipment – 8.7%
Abiomed, Inc. (A)	38	9,226
DexCom, Inc. (A)	41	16,484
Edwards Lifesciences Corp. (A)	136	9,409
Glaukos Corp. (A)	90	3,468
Intuitive Surgical, Inc. (A)	15	8,355

		46,942

Health Care Services – 2.7%
Laboratory Corp. of America Holdings (A)	47	7,745
Teladoc Health, Inc. (A)	35	6,743

		14,488

Health Care Supplies – 1.6%
Align Technology, Inc. (A)	12	3,267
National Vision Holdings, Inc. (A)	169	5,143

		8,410

Health Care Technology – 1.8%
Cerner Corp.	142	9,754

Life Sciences Tools & Services – 2.8%
10x Genomics, Inc., Class A (A)	29	2,607
Agilent Technologies, Inc.	82	7,236
TECHNE Corp.	21	5,500

		15,343

Total Health Care – 20.9%		112,523
Industrials

Building Products – 4.4%
A. O. Smith Corp.	192	9,035
Trane Technologies plc	52	4,596
Trex Co., Inc. (A)	77	10,060

		23,691

Industrial Machinery – 3.9%
IDEX Corp.	54	8,609
Ingersoll-Rand, Inc. (A)	182	5,108
Middleby Corp. (A)	91	7,201

		20,918

Research & Consulting Services – 5.9%
CoStar Group, Inc. (A)	26	18,775
TransUnion	151	13,104

		31,879

Trading Companies & Distributors – 2.6%
Fastenal Co.	324	13,880

Total Industrials – 16.8%		90,368

COMMON STOCKS (Continued)	Shares	Value
Information Technology

Application Software – 7.3%
DocuSign, Inc. (A)	82	$14,196
Guidewire Software, Inc. (A)	94	10,416
Tyler Technologies, Inc. (A)	26	9,100
Zendesk, Inc. (A)	61	5,368

		39,080

Communications Equipment – 1.4%
Arista Networks, Inc. (A)	36	7,527

Data Processing & Outsourced Services – 2.7%
Square, Inc., Class A (A)	136	14,301

Electronic Components – 2.9%
II-VI, Inc. (A)	107	5,074
Maxim Integrated Products, Inc.	176	10,645

		15,719

Electronic Equipment & Instruments – 3.8%
Coherent, Inc. (A)	40	5,270
Keysight Technologies, Inc. (A)	117	11,790
Novanta, Inc. (A)	33	3,550

		20,610

Internet Services & Infrastructure – 3.4%
Twilio, Inc., Class A (A)	65	14,296
VeriSign, Inc. (A)	19	4,030

		18,326

Semiconductor Equipment – 3.4%
Brooks Automation, Inc.	79	3,503
Teradyne, Inc.	177	14,994

		18,497

Semiconductors – 7.3%
Advanced Micro Devices, Inc. (A)	188	9,877
Microchip Technology, Inc.	101	10,660
Monolithic Power Systems, Inc.	53	12,637
Universal Display Corp.	40	5,911

		39,085

Systems Software – 2.0%
CrowdStrike Holdings, Inc., Class A (A)	50	5,040
Palo Alto Networks, Inc. (A)	24	5,404

		10,444

Total Information Technology – 34.2%		183,589
Materials

Fertilizers & Agricultural Chemicals – 1.4%
Scotts Miracle-Gro Co. (The)	58	7,764

Specialty Chemicals – 1.6%
RPM International, Inc.	113	8,465

Total Materials – 3.0%		16,229

TOTAL COMMON STOCKS – 100.1%		$537,893
(Cost: $370,914)

2020	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS	MID CAP GROWTH (in thousands)

JUNE 30, 2020 (UNAUDITED)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (D) – 1.6%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.100% (C)	3,497	$3,497
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.120%	5,186	5,186

		8,683

TOTAL SHORT-TERM SECURITIES – 1.6%		$8,683
(Cost: $8,683)

TOTAL INVESTMENT SECURITIES – 101.7%		$546,576
(Cost: $379,597)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.7)%		(9,163)

NET ASSETS – 100.0%		$537,413

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $3,419 are on loan.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following written options were outstanding at June 30, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Align Technology, Inc.	N/A	Put	45	5	July 2020	$210.00	$33	$(3)
Middleby Corp.	N/A	Put	193	19	July 2020	55.00	29	(7)
National Vision Holdings, Inc.	N/A	Put	476	48	July 2020	25.00	49	(11)
Nordstrom, Inc.	N/A	Put	1,032	103	July 2020	12.50	57	(20)
Square, Inc., Class A	N/A	Call	712	71	July 2020	95.00	118	(819)
Teladoc Health, Inc.	N/A	Call	353	35	July 2020	210.00	118	(101)
Twilio, Inc., Class A	N/A	Call	325	33	July 2020	230.00	130	(161)

							$534	$(1,122)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$537,893	$—	$—
Short-Term Securities	8,683	—	—
Total	$546,576	$—	$—
Liabilities
Written Options	$1,101	$21	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

40	SEMIANNUAL REPORT	2020

PORTFOLIO HIGHLIGHTS	NATURAL RESOURCES

ALL DATA IS AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Stocks	95.3%
Materials	49.4%
Energy	29.1%
Industrials	8.5%
Utilities	4.3%
Consumer Staples	3.4%
Information Technology	0.6%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	4.7%

Country Weightings

North America	75.8%
United States	55.4%
Canada	20.4%
Europe	10.6%
United Kingdom	4.4%
France	4.2%
Other Europe	2.0%
Pacific Basin	5.5%
Other	3.4%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	4.7%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Barrick Gold Corp.	Canada	Materials	Gold
Phillips 66	United States	Energy	Oil & Gas Refining & Marketing
Agnico-Eagle Mines Ltd.	Canada	Materials	Gold
Franco-Nevada Corp.	Canada	Materials	Gold
Valero Energy Corp.	United States	Energy	Oil & Gas Refining & Marketing
Wheaton Precious Metals Corp.	Canada	Materials	Precious Metals & Minerals
Canadian Pacific Railway Ltd.	Canada	Industrials	Railroads
Union Pacific Corp.	United States	Industrials	Railroads
BHP Group plc	Australia	Materials	Diversified Metals & Mining
Rio Tinto plc	United Kingdom	Materials	Diversified Metals & Mining

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2020	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS	NATURAL RESOURCES (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Materials – 2.9%
BHP Group plc	99	$2,022

Total Australia – 2.9%		$2,022
Canada

Industrials – 3.0%
Canadian Pacific Railway Ltd.	8	2,121

Materials – 17.4%
Agnico-Eagle Mines Ltd.	40	2,577
Barrick Gold Corp.	189	5,102
Franco-Nevada Corp.	16	2,277
Wheaton Precious Metals Corp.	48	2,126

		12,082

Total Canada – 20.4%		$14,203
France

Energy – 2.1%
Total S.A. ADR	38	1,472

Materials – 2.1%
L Air Liquide S.A.	10	1,468

Total France – 4.2%		$2,940
Hong Kong

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)(B)	1,900	—	*

Total Hong Kong – 0.0%		$—	*
India

Energy – 2.6%
Reliance Industries Ltd.	81	1,776

Total India – 2.6%		$1,776

COMMON STOCKS (Continued)	Shares	Value
Portugal

Energy – 2.0%
Galp Energia SGPS S.A., Class B	118	$1,371

Total Portugal – 2.0%		$1,371
South Africa

Materials – 3.4%
AngloGold Ashanti Ltd. ADR	45	$1,322
Mondi plc	57	1,059

		2,381

Total South Africa – 3.4%		$2,381
United Kingdom

Materials – 4.4%
Croda International plc	16	1,062
Rio Tinto plc	36	2,002

		3,064

Total United Kingdom – 4.4%		$3,064
United States

Consumer Staples – 3.4%
Bunge Ltd.	27	1,126
Tyson Foods, Inc.	21	1,236

		2,362

Energy – 22.4%
Cabot Oil & Gas Corp.	78	1,336
Chevron Corp.	14	1,278
Concho Resources, Inc.	20	1,013
Diamondback Energy, Inc.	15	637
Enterprise Products Partners L.P.	46	841
EOG Resources, Inc.	27	1,360
Magellan Midstream Partners L.P.	29	1,244
Marathon Petroleum Corp.	49	1,844
Parsley Energy, Inc., Class A	36	385
Phillips 66	43	3,059
Valero Energy Corp.	37	2,185
WPX Energy, Inc. (A)	67	425

		15,607

Industrials – 5.5%
Union Pacific Corp.	12	2,054
Waste Management, Inc.	17	1,769

		3,823

COMMON STOCKS (Continued)	Shares	Value
Information Technology – 0.6%
Enphase Energy, Inc. (A)	9	$425

Materials – 19.2%
Air Products and Chemicals, Inc.	7	1,747
Albemarle Corp.	5	372
Avery Dennison Corp.	11	1,261
Ball Corp.	19	1,328
FMC Corp.	12	1,165
Graphic Packaging Holding Co.	80	1,121
Packaging Corp. of America	16	1,637
PPG Industries, Inc.	13	1,430
Sherwin-Williams Co. (The)	3	1,731
Southern Copper Corp.	39	1,566

		13,358

Utilities – 4.3%
Atmos Energy Corp.	14	1,381
NextEra Energy, Inc.	7	1,605

		2,986

Total United States – 55.4%		$38,561

TOTAL COMMON STOCKS – 95.3%		$66,318
(Cost: $77,054)

SHORT-TERM SECURITIES
Money Market Funds (C) – 4.9%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.120%	3,385	3,385

TOTAL SHORT-TERM SECURITIES – 4.9%		$3,385
(Cost: $3,385)

TOTAL INVESTMENT SECURITIES – 100.2%		$69,703
(Cost: $80,439)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(166)

NET ASSETS – 100.0%		$69,537

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following forward foreign currency contracts were outstanding at June 30, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	3,925	U.S. Dollar	4,299	7-14-20	Morgan Stanley International	$—	$112
British Pound	4,699	U.S. Dollar	5,818	7-14-20	UBS AG	—	5

						$—	$117

42	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	NATURAL RESOURCES (in thousands)

JUNE 30, 2020 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Staples	$2,362	$—	$—
Energy	17,133	3,093	—
Industrials	5,944	—	—
Information Technology	425	—	—
Materials	26,762	7,613	—	*
Utilities	2,986	—	—
Total Common Stocks	$55,612	$10,706	$—	*
Short-Term Securities	3,385	—	—
Total	$58,997	$10,706	$—	*
Liabilities
Forward Foreign Currency Contracts	$—	$117	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification

(as a % of net assets)
Materials	49.4%
Energy	29.1%
Industrials	8.5%
Utilities	4.3%
Consumer Staples	3.4%
Information Technology	0.6%
Other+	4.7%

+Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	43

PORTFOLIO HIGHLIGHTS	SCIENCE AND TECHNOLOGY

ALL DATA AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Stocks	94.2%
Information Technology	57.2%
Health Care	15.5%
Communication Services	11.4%
Consumer Discretionary	8.1%
Real Estate	1.8%
Materials	0.2%
Warrants	0.0%
Bonds	0.1%
Corporate Debt Securities	0.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.7%

Country Weightings

North America	76.8%
United States	76.8%
Pacific Basin	10.4%
China	4.7%
Other Pacific Basin	5.7%
Europe	7.1%
Netherlands	3.5%
Other Europe	3.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.7%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Microsoft Corp.	United States	Information Technology	Systems Software
Apple, Inc.	United States	Information Technology	Technology Hardware, Storage & Peripherals
Facebook, Inc., Class A	United States	Communication Services	Interactive Media & Services
Vertex Pharmaceuticals, Inc.	United States	Health Care	Biotechnology
Micron Technology, Inc.	United States	Information Technology	Semiconductors
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. ADR	China	Consumer Discretionary	Internet & Direct Marketing Retail
Aspen Technology, Inc.	United States	Information Technology	Application Software
ASML Holding N.V., NY Registry Shares	Netherlands	Information Technology	Semiconductor Equipment
Cerner Corp.	United States	Health Care	Health Care Technology

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

44	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	SCIENCE AND TECHNOLOGY (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Media & Services – 11.4%
Alphabet, Inc., Class A (A)	9	$13,262
Alphabet, Inc., Class C (A)	9	13,207
Facebook, Inc., Class A (A)	153	34,730
Tencent Holdings Ltd. (B)	56	3,607

		64,806

Total Communication Services – 11.4%		64,806
Consumer Discretionary

Internet & Direct Marketing Retail – 8.1%
Alibaba Group Holding Ltd. ADR (A)	107	23,090
Amazon.com, Inc. (A)	8	23,094

		46,184

Total Consumer Discretionary – 8.1%		46,184
Health Care

Biotechnology – 10.8%
CRISPR Therapeutics AG (A)	66	4,887
Evogene Ltd. (A)	137	137
Ionis Pharmaceuticals, Inc. (A)	144	8,488
Moderna, Inc. (A)(C)	171	10,948
Sarepta Therapeutics, Inc. (A)	62	9,941
Vertex Pharmaceuticals, Inc. (A)	93	27,019

		61,420

Health Care Services – 1.3%
Teladoc Health, Inc. (A)	37	7,115

Health Care Technology – 3.4%
Cerner Corp.	285	19,512

Total Health Care – 15.5%		88,047
Information Technology

Application Software – 9.5%
ACI Worldwide, Inc. (A)	681	18,393
Aspen Technology, Inc. (A)	216	22,429
NVIDIA Corp.	18	6,782
salesforce.com, Inc. (A)	34	6,402

		54,006

COMMON STOCKS (Continued)	Shares	Value
Data Processing & Outsourced Services – 6.7%
Euronet Worldwide, Inc. (A)	147	$14,104
Fiserv, Inc. (A)	48	4,675
WNS (Holdings) Ltd. ADR (A)	353	19,403

		38,182

Semiconductor Equipment – 3.5%
ASML Holding N.V., NY Registry Shares	54	20,011

Semiconductors – 17.3%
Infineon Technologies AG (B)	649	15,201
Microchip Technology, Inc.	83	8,751
Micron Technology, Inc. (A)	515	26,558
QUALCOMM, Inc.	189	17,217
Semtech Corp. (A)	139	7,257
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	120	6,793
Universal Display Corp.	109	16,305

		98,082

Systems Software – 11.6%
Microsoft Corp.	289	58,784
ServiceNow, Inc. (A)	18	7,188

		65,972

Technology Hardware, Storage & Peripherals – 8.6%
Apple, Inc.	117	42,539
Samsung Electronics Co. Ltd. (B)	142	6,298

		48,837

Total Information Technology – 57.2%		325,090
Materials

Fertilizers & Agricultural Chemicals – 0.2%
Marrone Bio Innovations, Inc. (A)	1,138	1,332

Total Materials – 0.2%		1,332
Real Estate

Specialized REITs – 1.8%
QTS Realty Trust, Inc., Class A	160	10,274

Total Real Estate – 1.8%		10,274

TOTAL COMMON STOCKS – 94.2%		$535,733
(Cost: $270,516)

WARRANTS	Shares	Value
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 12-15-20 (D)(E)	85	$36
Marrone Bio Innovations, Inc., expires 12-15-21 (D)(E)	32	13
Marrone Bio Innovations, Inc., expires 3-15-21 (D)(E)	38	16
Marrone Bio Innovations, Inc., expires 9-15-20 (D)(E)	18	8

		73

TOTAL WARRANTS – 0.0%		$73
(Cost: $—)

CORPORATE DEBT SECURITIES	Principal
Materials

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc.,
8.000%, 12-31-22 (D)	$288	286

Total Materials – 0.1%		286

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$286
(Cost: $287)

SHORT-TERM SECURITIES	Shares
Money Market Funds (F) — 5.6%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.120%	32,050	32,050

TOTAL SHORT-TERM SECURITIES – 5.6%		$32,050
(Cost: $32,050)

TOTAL INVESTMENT SECURITIES – 99.9%		$568,142
(Cost: $302,853)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		385

NET ASSETS – 100.0%		$568,527

2020	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS	SCIENCE AND TECHNOLOGY (in thousands)

JUNE 30, 2020 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $5,939 are on loan.

(D)	Restricted securities. At June 30, 2020, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Value
Marrone Bio Innovations, Inc., 8.000%, 12-31-22	8-20-15	$288	$287	$286

		Shares
Marrone Bio Innovations, Inc., expires 12-15-20	8-20-15 – 5-1-20	85	—	36
Marrone Bio Innovations, Inc., expires 12-15-21	8-20-15 – 5-1-20	32	—	13
Marrone Bio Innovations, Inc., expires 3-15-21	8-20-15 – 5-1-20	38	—	16
Marrone Bio Innovations, Inc., expires 9-15-20	8-20-15 – 5-1-20	18	—	8

			$287	$359

The total value of these securities represented 0.1% of net assets at June 30, 2020.

(E)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$61,199	$3,607	$—
Consumer Discretionary	46,184	—	—
Health Care	88,047	—	—
Information Technology	303,591	21,499	—
Materials	1,332	—	—
Real Estate	10,274	—	—
Total Common Stocks	$510,627	$25,106	$—
Warrants	—	73	—
Corporate Debt Securities	—	286	—
Short-Term Securities	32,050	—	—
Total	$542,677	$25,465	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Country Diversification

(as a % of net assets)
United States	76.8%
China	4.7%
Netherlands	3.5%
India	3.4%

Country Diversification (Continued)

Germany	2.7%
Taiwan	1.2%
South Korea	1.1%
Other Countries	0.9%
Other+	5.7%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

46	SEMIANNUAL REPORT	2020

PORTFOLIO HIGHLIGHTS	SMALL CAP CORE

ALL DATA AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Stocks	99.5%
Information Technology	19.8%
Health Care	16.2%
Financials	16.1%
Industrials	14.7%
Consumer Discretionary	10.8%
Consumer Staples	6.3%
Materials	6.2%
Communication Services	2.8%
Energy	2.4%
Real Estate	2.3%
Utilities	1.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.5%

Top 10 Equity Holdings

Company	Sector	Industry
Switch, Inc., Class A	Information Technology	IT Consulting & Other Services
TreeHouse Foods, Inc.	Consumer Staples	Packaged Foods & Meats
Chemed Corp.	Health Care	Health Care Services
Knight Transportation, Inc.	Industrials	Trucking
Coherent, Inc.	Information Technology	Electronic Equipment & Instruments
Encompass Health Corp.	Health Care	Health Care Facilities
TCF Financial Corp.	Financials	Regional Banks
Halozyme Therapeutics, Inc.	Health Care	Biotechnology
Kemper Corp.	Financials	Multi-Line Insurance
Encore Capital Group, Inc.	Financials	Consumer Finance

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2020	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS	SMALL CAP CORE (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Alternative Carriers – 2.8%
Cogent Communications Group, Inc.	32	$2,440
Vonage Holdings Corp. (A)	179	1,801

		4,241

Total Communication Services – 2.8%		4,241
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.9%
Columbia Sportswear Co.	17	1,398

Auto Parts & Equipment – 0.8%
Visteon Corp. (A)	17	1,168

Education Services – 2.4%
2U, Inc. (A)	96	3,645

Footwear – 1.5%
Skechers USA, Inc. (A)	69	2,177

Homebuilding – 2.3%
KB Home	37	1,127
TopBuild Corp. (A)	21	2,384

		3,511

Homefurnishing Retail – 1.0%
Restoration Hardware Holdings, Inc.(A)	6	1,551

Leisure Products – 1.0%
Polaris, Inc.	16	1,495

Specialized Consumer Services – 0.9%
frontdoor, Inc. (A)	32	1,405

Total Consumer Discretionary – 10.8%		16,350
Consumer Staples

Agricultural Products – 1.0%
Bunge Ltd.	37	1,502

Packaged Foods & Meats – 5.3%
Nomad Foods Ltd. (A)	71	1,521
TreeHouse Foods, Inc. (A)	149	6,529

		8,050

Total Consumer Staples – 6.3%		9,552
Energy

Oil & Gas Exploration & Production – 2.4%
Magnolia Oil & Gas Corp. (A)	325	1,970
Parsley Energy, Inc., Class A	155	1,659

		3,629

Total Energy – 2.4%		3,629

COMMON STOCKS (Continued)	Shares	Value
Financials

Consumer Finance – 2.6%
Encore Capital Group, Inc.(A)(B)	115	$3,928

Financial Exchanges & Data – 2.0%
Morningstar, Inc.	22	3,070

Investment Banking & Brokerage – 1.5%
LPL Investment Holdings, Inc.	29	2,280

Multi-Line Insurance – 2.6%
Kemper Corp.	54	3,941

Regional Banks – 6.0%
First Horizon National Corp.	144	1,433
TCF Financial Corp.	142	4,180
Webster Financial Corp.	120	3,444

		9,057

Thrifts & Mortgage Finance – 1.4%
Essent Group Ltd.	61	2,195

Total Financials – 16.1%		24,471
Health Care

Biotechnology – 2.8%
Exact Sciences Corp. (A)	3	303
Halozyme Therapeutics, Inc. (A)	147	3,953

		4,256

Health Care Equipment – 3.0%
Integer Holdings Corp. (A)	23	1,672
NuVasive, Inc. (A)	25	1,398
Tandem Diabetes Care, Inc. (A)	15	1,526

		4,596

Health Care Facilities – 2.9%
Encompass Health Corp.	71	4,385

Health Care Services – 3.3%
Chemed Corp.	11	4,917

Health Care Supplies – 2.0%
Haemonetics Corp. (A)	24	2,134
Quidel Corp. (A)	4	889

		3,023

Health Care Technology – 0.9%
Change Healthcare, Inc. (A)	122	1,371

Managed Health Care – 1.3%
HealthEquity, Inc. (A)	33	1,963

Total Health Care – 16.2%		24,511
Industrials

Electrical Components & Equipment – 3.6%
Generac Holdings, Inc. (A)	19	2,311
nVent Electric plc	169	3,172

		5,483

COMMON STOCKS (Continued)	Shares	Value
Environmental & Facilities Services – 2.0%
Clean Harbors, Inc. (A)	50	$2,983

Industrial Machinery – 2.1%
Crane Co.	20	1,178
RBC Bearings, Inc. (A)	15	2,043

		3,221

Research & Consulting Services – 4.0%
FTI Consulting, Inc. (A)	21	2,388
ICF International, Inc.	55	3,584

		5,972

Trucking – 3.0%
Knight Transportation, Inc.	110	4,593

Total Industrials – 14.7%		22,252
Information Technology

Application Software – 1.2%
Q2 Holdings, Inc. (A)	22	1,881

Data Processing & Outsourced Services – 3.6%
Cardtronics plc, Class A (A)	133	3,196
EVERTEC, Inc.	79	2,231

		5,427

Electronic Components – 1.2%
Knowles Corp. (A)	117	1,788

Electronic Equipment & Instruments – 3.0%
Coherent, Inc. (A)	34	4,488

IT Consulting & Other Services – 4.3%
Switch, Inc., Class A	370	6,586

Semiconductor Equipment – 2.4%
Brooks Automation, Inc.	70	3,109
Enphase Energy, Inc. (A)	12	567

		3,676

Semiconductors – 2.0%
First Solar, Inc. (A)	60	2,951

Systems Software – 2.1%
Varonis Systems, Inc. (A)	36	3,181

Total Information Technology – 19.8%		29,978
Materials

Commodity Chemicals – 0.9%
Cabot Corp.	38	1,410

Diversified Chemicals – 1.0%
Huntsman Corp.	86	1,546

Diversified Metals & Mining – 2.5%
Compass Minerals International, Inc.	76	3,724

48	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	SMALL CAP CORE (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Specialty Chemicals – 1.8%
Element Solutions, Inc. (A)	245	$2,660

Total Materials – 6.2%		9,340
Real Estate

Industrial REITs – 0.7%
STAG Industrial, Inc.	37	1,091

Retail REITs – 1.6%
Agree Realty Corp.	36	2,348

Total Real Estate – 2.3%		3,439
Utilities

Electric Utilities – 0.8%
Portland General Electric Co.	30	1,241

Gas Utilities – 1.1%
ONE Gas, Inc.	21	1,637

Total Utilities – 1.9%		2,878

TOTAL COMMON STOCKS – 99.5%		$150,641
(Cost: $154,209)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (D) – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.100% (C)	563	$563
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.120%	252	252

		815

TOTAL SHORT-TERM SECURITIES – 0.5%		$815
(Cost: $815)

TOTAL INVESTMENT SECURITIES – 100.0%		$151,456
(Cost: $155,024)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		32

NET ASSETS – 100.0%		$151,488

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $549 are on loan.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$150,641	$—	$—
Short-Term Securities	815	—	—
Total	$151,456	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	49

PORTFOLIO HIGHLIGHTS	SMALL CAP GROWTH

ALL DATA AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Stocks	93.3%
Health Care	26.1%
Information Technology	26.0%
Industrials	14.9%
Consumer Discretionary	13.2%
Financials	7.7%
Consumer Staples	2.7%
Communication Services	2.3%
Real Estate	0.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.7%

Top 10 Equity Holdings

Company	Sector	Industry
Five9, Inc.	Information Technology	Application Software
Wingstop, Inc.	Consumer Discretionary	Restaurants
Monolithic Power Systems, Inc.	Information Technology	Semiconductors
Mercury Computer Systems, Inc.	Industrials	Aerospace & Defense
CareDx, Inc.	Health Care	Health Care Technology
LHC Group, Inc.	Health Care	Health Care Services
Knight Transportation, Inc.	Industrials	Trucking
Varonis Systems, Inc.	Information Technology	Systems Software
Q2 Holdings, Inc.	Information Technology	Application Software
Nexstar Broadcasting Group, Inc.	Communication Services	Broadcasting

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

50	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	SMALL CAP GROWTH (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Broadcasting – 2.3%
Gray Television, Inc. (A)	117	$1,631
Nexstar Broadcasting Group, Inc.	83	6,927

		8,558

Total Communication Services – 2.3%		8,558
Consumer Discretionary

Auto Parts & Equipment – 1.5%
Fox Factory Holding Corp. (A)	66	5,443

Casinos & Gaming – 1.9%
Churchill Downs, Inc.	40	5,291
Monarch Casino & Resort, Inc. (A)	52	1,769

		7,060

Footwear – 0.9%
Deckers Outdoor Corp. (A)	17	3,411

Homebuilding – 2.9%
Installed Building Products, Inc. (A)	92	6,299
TopBuild Corp. (A)	38	4,338

		10,637

Leisure Facilities – 0.6%
SeaWorld Entertainment, Inc. (A)	149	2,212

Leisure Products – 1.5%
Malibu Boats, Inc., Class A (A)	105	5,461

Restaurants – 3.9%
Texas Roadhouse, Inc., Class A	66	3,446
Wingstop, Inc.	78	10,783

		14,229

Total Consumer Discretionary – 13.2%		48,453
Consumer Staples

Packaged Foods & Meats – 2.7%
Nomad Foods Ltd. (A)	281	6,018
TreeHouse Foods, Inc. (A)	89	3,884

		9,902

Total Consumer Staples – 2.7%		9,902
Financials

Asset Management & Custody Banks – 0.9%
Hamilton Lane, Inc., Class A	48	3,227

Insurance Brokers – 1.9%
eHealth, Inc. (A)	43	4,250
SelectQuote, Inc. (A)	100	2,534

		6,784

Investment Banking & Brokerage – 3.2%
Houlihan Lokey, Inc.	119	6,644
LPL Investment Holdings, Inc.	64	5,018

		11,662

COMMON STOCKS (Continued)	Shares	Value
Regional Banks – 1.7%
Prosperity Bancshares, Inc.	48	$2,821
Seacoast Banking Corp. of Florida (A)	173	3,526

		6,347

Total Financials – 7.7%		28,020
Health Care

Biotechnology – 2.5%
Acceleron Pharma, Inc. (A)	6	533
Amicus Therapeutics, Inc. (A)	93	1,401
Halozyme Therapeutics, Inc. (A)	38	1,015
Insmed, Inc. (A)	26	709
Novavax, Inc. (A)	5	381
PTC Therapeutics, Inc. (A)	13	674
Vericel Corp. (A)	319	4,411

		9,124

Health Care Distributors – 1.9%
PetIQ, Inc. (A)	197	6,870

Health Care Equipment – 7.6%
Axonics Modulation Technologies, Inc. (A)	12	431
Insulet Corp. (A)	25	4,884
iRhythm Technologies, Inc. (A)	31	3,535
NovoCure Ltd. (A)	20	1,185
Penumbra, Inc. (A)	29	5,182
Tactile Systems Technology, Inc. (A)	116	4,791
Tandem Diabetes Care, Inc. (A)	51	5,072
Veracyte, Inc. (A)	106	2,753

		27,833

Health Care Services – 4.2%
1Life Healthcare, Inc. (A)(B)	105	3,814
AMN Healthcare Services, Inc. (A)	95	4,320
LHC Group, Inc. (A)	42	7,356

		15,490

Health Care Supplies – 3.0%
Haemonetics Corp. (A)	71	6,336
OraSure Technologies, Inc. (A)	117	1,361
STAAR Surgical Co. (A)	53	3,254

		10,951

Health Care Technology – 6.0%
CareDx, Inc. (A)	222	7,857
HMS Holdings Corp. (A)	192	6,215
Livongo Health, Inc. (A)(B)	43	3,208
Omnicell, Inc. (A)	68	4,778

		22,058

Life Sciences Tools & Services – 0.2%
NeoGenomics, Inc. (A)	26	798

Managed Health Care – 0.7%
HealthEquity, Inc. (A)	46	2,717

Total Health Care – 26.1%		95,841

COMMON STOCKS (Continued)	Shares	Value
Industrials

Aerospace & Defense – 2.4%
Mercury Computer Systems, Inc. (A)	112	$8,815

Air Freight & Logistics – 1.4%
Air Transport Services Group, Inc. (A)	236	5,260

Building Products – 1.7%
Simpson Manufacturing Co., Inc.	37	3,094
Trex Co., Inc. (A)	23	3,019

		6,113

Electrical Components & Equipment – 1.2%
EnerSys	67	4,322

Environmental & Facilities Services – 1.2%
Clean Harbors, Inc. (A)	72	4,310

Industrial Machinery – 3.1%
Crane Co.	72	4,297
John Bean Technologies Corp.	45	3,873
RBC Bearings, Inc. (A)	26	3,441

		11,611

Security & Alarm Services – 1.6%
Brink’s Co. (The)	128	5,808

Trucking – 2.3%
Knight Transportation, Inc.	175	7,280
Saia, Inc. (A)	11	1,253

		8,533

Total Industrials – 14.9%		54,772
Information Technology

Application Software – 13.4%
Envestnet, Inc. (A)	71	5,253
Five9, Inc. (A)	117	12,897
Globant S.A. (A)	44	6,636
HubSpot, Inc. (A)	12	2,676
LivePerson, Inc. (A)	90	3,748
Mimecast Ltd. (A)	147	6,119
Q2 Holdings, Inc. (A)	81	6,963
Smartsheet, Inc., Class A (A)	95	4,825

		49,117

Communications Equipment – 1.2%
Viavi Solutions, Inc. (A)	331	4,212

Data Processing & Outsourced Services – 0.6%
EVO Payments, Inc., Class A (A)	100	2,278

Electronic Equipment & Instruments – 1.3%
Coherent, Inc. (A)	36	4,699

IT Consulting & Other Services – 1.7%
Booz Allen Hamilton Holding Corp.	51	3,955
Switch, Inc., Class A	129	2,299

		6,254

2020	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS	SMALL CAP GROWTH (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Semiconductor Equipment – 1.2%
Enphase Energy, Inc. (A)	93	$4,439

Semiconductors – 2.8%
Monolithic Power Systems, Inc.	39	9,218
SiTime Corp. (A)	24	1,161

		10,379

Systems Software – 3.8%
Proofpoint, Inc. (A)	60	6,657
Varonis Systems, Inc. (A)	81	7,202

		13,859

Total Information Technology – 26.0%		95,237
Real Estate

Health Care REITs – 0.4%
Community Healthcare Trust, Inc.	35	1,412

Total Real Estate – 0.4%		1,412

TOTAL COMMON STOCKS – 93.3%		$342,195
(Cost: $270,923)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (D) – 6.5%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.100% (C)	2,801	$2,801
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.120%	20,911	20,911

		23,712

TOTAL SHORT-TERM SECURITIES – 6.5%		$23,712
(Cost: $23,712)

TOTAL INVESTMENT SECURITIES – 99.8%		$365,907
(Cost: $294,635)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		802

NET ASSETS – 100.0%		$366,709

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $2,746 are on loan.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following total return swap agreements were outstanding at June 30, 2020:

Underlying Security	Long/Short	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Biotech Custom Index	Long	JPMorgan Chase Bank N.A.	06/29/2021	$14,041	1-Month LIBOR minus 0.2 bps	$227	$—	$227

(1)

The Portfolio pays the financing fee multiplied by the notional amount if long on the swap agreement. If the Portfolio is short on the swap agreement, the Portfolio receives the financing fee multiplied by the notional amount.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. If the Portfolio is long on the swap agreement, the Portfolio would receive payments on any net positive total return, and would owe payments in the event of a negative total return. If the Portfolio is short on the swap agreement, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

52	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	SMALL CAP GROWTH (in thousands)

JUNE 30, 2020 (UNAUDITED)

The following table represents security positions within the total return basket swap as of June 30, 2020:

Reference Entity	Shares		Notional Amount	Value	% of Value
Global Blood Therapeutics, Inc.	—	*	$911	$15	6.5%
Repligen Corp.	—	*	637	10	4.5
ACADIA Pharmaceuticals, Inc.	—	*	588	9	4.2
Immunomedics, Inc.	—	*	561	9	4.0
Iovance Biotherapeutics, Inc.	—	*	426	7	3.0
Emergent BioSolutions, Inc.	—	*	394	6	2.8
Acceleron Pharma, Inc.	—	*	382	6	2.7
Ultragenyx Pharmaceutical, Inc.	—	*	380	6	2.7
Halozyme Therapeutics, Inc.	—	*	375	6	2.7
Arrowhead Pharmaceuticals, Inc.	—	*	366	6	2.6
Momenta Pharmaceuticals, Inc.	—	*	360	6	2.6
PTC Therapeutics, Inc.	—	*	336	5	2.4
Blueprint Medicines Corp.	—	*	332	5	2.4
MyoKardia, Inc.	—	*	319	5	2.3
Amicus Therapeutics, Inc.	—	*	315	5	2.2
FibroGen, Inc.	—	*	297	5	2.1
Axsome Therapeutics, Inc.	—	*	259	4	1.8
Mirati Therapeutics, Inc.	—	*	247	4	1.8
Natera, Inc.	—	*	237	4	1.7
Intercept Pharmaceuticals, Inc.	—	*	232	4	1.6
Arena Pharmaceuticals, Inc.	—	*	227	4	1.6
Insmed, Inc.	—	*	207	3	1.5
Pacira BioSciences, Inc.	—	*	193	3	1.4
Apellis Pharmaceuticals, Inc.	—	*	191	3	1.4
Biohaven Pharmaceutical Holding Co. Ltd.	—	*	183	3	1.3
Ironwood Pharmaceuticals, Inc.	—	*	175	3	1.2
Invitae Corp.	—	*	166	3	1.2
Fate Therapeutics, Inc.	—	*	164	3	1.2
Reata Pharmaceuticals, Inc.	—	*	154	3	1.1
REGENXBIO, Inc.	—	*	153	2	1.1
Xencor, Inc.	—	*	153	2	1.1
Veracyte, Inc.	—	*	149	2	1.1
Theravance Biopharma, Inc.	—	*	148	2	1.1
Corcept Therapeutics, Inc.	—	*	144	2	1.0
Zogenix, Inc.	—	*	140	2	1.0
Editas Medicine, Inc.	—	*	134	2	1.0
Supernus Pharmaceuticals, Inc.	—	*	133	2	1.0
Allakos, Inc.	—	*	131	2	0.9
Allogene Therapeutics, Inc.	—	*	130	2	0.9
Heron Therapeutics, Inc.	—	*	121	2	0.9
Denali Therapeutics, Inc.	—	*	120	2	0.9
Dicerna Pharmaceuticals, Inc.	—	*	117	2	0.8

Reference Entity	Shares		Notional Amount	Value		% of Value
Esperion Therapeutics, Inc.	—	*	$114	$2		0.8%
NanoString Technologies, Inc.	—	*	112	2		0.8
Exact Sciences Corp.	—	*	111	2		0.8
Epizyme, Inc.	—	*	109	2		0.8
Innoviva, Inc.	—	*	105	2		0.7
TG Therapeutics, Inc.	—	*	95	2		0.7
Enanta Pharmaceuticals, Inc.	—	*	92	2		0.7
Omeros Corp.	—	*	90	1		0.6
Aimmune Therapeutics, Inc.	—	*	87	1		0.6
Radius Health, Inc.	—	*	81	1		0.6
Twist Bioscience Corp.	—	*	80	1		0.6
Sangamo Therapeutics, Inc.	—	*	76	1		0.5
Tricida, Inc.	—	*	76	1		0.5
Aerie Pharmaceuticals, Inc.	—	*	75	1		0.5
Madrigal Pharmaceuticals, Inc.	—	*	75	1		0.5
Vericel Corp.	—	*	73	1		0.5
Adverum Biotechnologies, Inc.	—	*	72	1		0.5
Retrophin, Inc.	—	*	71	1		0.5
Amphastar Pharmaceuticals, Inc.	—	*	70	1		0.5
Codexis, Inc.	—	*	70	1		0.5
Vanda Pharmaceuticals, Inc.	—	*	69	1		0.5
PetIQ, Inc.	—	*	62	1		0.4
Athenex, Inc.	—	*	62	1		0.4
Phibro Animal Health Corp.	—	*	60	1		0.4
Heska Corp.	—	*	57	1		0.4
Portola Pharmaceuticals, Inc.	—	*	54	1		0.4
ZIOPHARM Oncology, Inc.	—	*	52	1		0.4
Cara Therapeutics, Inc.	—	*	51	1		0.4
Pacific Biosciences of California, Inc.	—	*	49	1		0.4
UroGen Pharma Ltd.	—	*	49	1		0.3
ANI Pharmaceuticals, Inc.	—	*	43	1		0.3
Atara Biotherapeutics, Inc.	—	*	42	1		0.3
Clovis Oncology, Inc.	—	*	42	1		0.3
Amneal Pharmaceuticals, Inc.	—	*	39	1		0.3
AnaptysBio, Inc.	—	*	37	1		0.3
Spectrum Pharmaceuticals, Inc.	—	*	34	1		0.2
Accelerate Diagnostics, Inc.	—	*	34	1		0.2
G1 Therapeutics, Inc.	—	*	30	1		0.2
Voyager Therapeutics, Inc.	—	*	30	1		0.2
Stemline Therapeutics, Inc.	—	*	24	—	*	0.2

				$227

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$342,195	$—	$—
Short-Term Securities	23,712	—	—
Total	$365,907	$—	$—
Total Return Swaps	$—	$227	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	53

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2020 (UNAUDITED)

(In thousands, except per share amounts)	Asset Strategy(1)	Balanced	Energy		Growth	High Income		International Core Equity	Mid Cap Growth
ASSETS
Investments in unaffiliated securities at value+^	$662,421	$308,516	$33,296		$816,564	$804,077		$594,358	$546,576
Investments in affiliated securities at value+	—	—	—		—	424		—	—
Bullion at value+	47,359	—	—		—	—		—	—
Investments at Value	709,780	308,516	33,296		816,564	804,501		594,358	546,576
Cash	439	28	—		—	7,034		1	26
Cash denominated in foreign currencies at value+	—	—	—		—	—		964	—
Investment securities sold receivable	2,373	637	321		—	13,380		645	642
Dividends and interest receivable	3,190	965	32		539	11,779		2,337	67
Capital shares sold receivable	52	18	40		30	232		27	447
Receivable from affiliates	—	—	—		—	—		—	154
Unrealized appreciation on forward foreign currency contracts	—	—	—		—	—		148	—
Receivable from securities lending income – net	16	1	1		—	4		22	—	*
Prepaid and other assets	—	—	—		1	—	*	—	—
Total Assets	715,850	310,165	33,690		817,134	836,930		598,502	547,912

LIABILITIES
Cash collateral on securities loaned at value	17,625	150	560		—	3,889		15,859	3,497
Investment securities purchased payable	4,734	2,068	316		—	44,236		1,719	397
Capital shares redeemed payable	667	168	15		808	5,068		470	5,404
Independent Trustees and Chief Compliance Officer fees payable	124	57	7		133	58		73	32
Distribution and service fees payable	5	2	—	*	6	5		4	2
Investment management fee payable	13	6	1		16	13		13	13
Accounting services fee payable	14	8	1		17	17		13	12
Written options at value+	62	—	—		—	—		—	1,122
Other liabilities	30	16	7		21	304		365	20
Total Liabilities	23,274	2,475	907		1,001	53,590		18,516	10,499
Commitments and Contingencies
(See Note 2 and Note 14)
Total Net Assets	$692,576	$307,690	$32,783		$816,133	$783,340		$579,986	$537,413

NET ASSETS
Capital paid in (shares authorized – unlimited)	$663,611	$274,795	$101,158		$503,896	$961,765		$658,375	$334,308
Accumulated earnings gain (loss)	28,965	32,895	(68,375)		312,237	(178,425)		(78,389)	203,105
Total Net Assets	$692,576	$307,690	$32,783		$816,133	$783,340		$579,986	$537,413

CAPITAL SHARES OUTSTANDING:
Class I	35	N/A	56		N/A	6,267		N/A	16,034
Class II	76,942	41,658	15,486		77,100	257,290		42,637	24,835

NET ASSET VALUE PER SHARE:
Class I	$9.01	N/A	$2.11		N/A	$2.98		N/A	$13.19
Class II	$9.00	$7.39	$2.11		$10.59	$2.97		$13.60	$13.12

+COST
Investments in unaffiliated securities at cost	$657,260	$288,551	$49,497		$550,959	$924,427		$630,114	$379,597
Investments in affiliated securities at cost	—	—	—		—	1,096		—	—
Bullion at cost	32,745	—	—		—	—		—	—
Cash denominated in foreign currencies at cost	—	—	—		—	—		965	—
Written options premiums received at cost	172	—	—		—	—		—	534
^Securities loaned at value	16,835	147	541		—	3,802		20,376	3,419

*	Not shown due to rounding.

(1)	Consolidated Statement of Assets and Liabilities (See Note 5 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

54	SEMIANNUAL REPORT	2020

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2020 (UNAUDITED)

(In thousands, except per share amounts)	Natural Resources		Science and Technology	Small Cap Core		Small Cap Growth
ASSETS
Investments in unaffiliated securities at value+^	$69,703		$568,142	$151,456		$365,907
Investments at Value	69,703		568,142	151,456		365,907
Cash denominated in foreign currencies at value+	—	*	—	—		—
Investment securities sold receivable	19		—	1,076		19,081
Dividends and interest receivable	83		287	87		324
Capital shares sold receivable	37		467	4		19
Receivable from affiliates	—		—	—		64
Swap agreements, at value	—		—	—		227
Receivable from securities lending income – net	—		2	—	*	—	*
Total Assets	69,842		568,898	152,623		385,622

LIABILITIES
Cash collateral on securities loaned at value	—		—	563		2,801
Investment securities purchased payable	20		—	225		15,553
Capital shares redeemed payable	96		268	293		461
Independent Trustees and Chief Compliance Officer fees payable	15		54	29		66
Distribution and service fees payable	—	*	4	1		2
Investment management fee payable	2		13	4		8
Accounting services fee payable	4		12	5		8
Unrealized depreciation on forward foreign currency contracts	117		—	—		—
Other liabilities	51		20	15		14
Total Liabilities	305		371	1,135		18,913
Commitments and Contingencies
(See Note 2 and Note 14)
Total Net Assets	$69,537		$568,527	$151,488		$366,709

NET ASSETS
Capital paid in (shares authorized – unlimited)	$150,840		$281,149	$165,303		$280,049
Accumulated earnings gain (loss)	(81,303)		287,378	(13,815)		86,660
Total Net Assets	$69,537		$568,527	$151,488		$366,709

CAPITAL SHARES OUTSTANDING:
Class I	N/A		59	N/A		5,904
Class II	23,999		19,051	14,097		35,964

NET ASSET VALUE PER SHARE:
Class I	N/A		$29.91	N/A		$8.79
Class II	$2.90		$29.75	$10.75		$8.75

+COST
Investments in unaffiliated securities at cost	$80,439		$302,853	$155,024		$294,635
Cash denominated in foreign currencies at cost	—		—	—		—
^Securities loaned at value	—		5,939	549		2,746

*Not	shown due to rounding.

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	55

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)

(In thousands)	Asset Strategy(1)	Balanced	Energy	Growth		High Income	International Core Equity	Mid Cap Growth
INVESTMENT INCOME
Dividends from unaffiliated securities	$4,629	$1,929	$423	$3,567		$967	$8,469	$1,488
Foreign dividend withholding tax	(362)	(22)	(7)	(14)		—	(763)	—
Interest and amortization from unaffiliated securities	6,406	1,487	4	29		28,486	125	46
Interest and amortization from affiliated securities	—	—	—	—		33	—	—
Securities lending income – net	26	9	4	—	*	117	33	7
Total Investment Income	10,699	3,403	424	3,582		29,603	7,864	1,541

EXPENSES
Investment management fee	2,421	1,076	127	2,678		2,477	2,519	2,159
Distribution and service fees:
Class II	864	384	37	956		980	741	370
Shareholder servicing:
Class I	— *	N/A	— *	N/A		— *	N/A	—	*
Class II	— *	— *	— *	—	*	— *	— *	—	*
Custodian fees	21	4	5	5		10	37	10
Independent Trustees and Chief Compliance Officer fees	18	15	2	41		28	15	13
Accounting services fee	88	47	10	95		101	75	70
Professional fees	78	36	29	33		84	42	30
Third-party valuation service fees	—	—	—	—		—	7	—	*
Commitment and interest expense for borrowing	—	—	—	—		42	—	—
Other	40	12	4	22		35	19	16
Total Expenses	3,530	1,574	214	3,830		3,757	3,455	2,668
Less:
Expenses in excess of limit	—	—	(21)	—		—	—	(154)
Total Net Expenses	3,530	1,574	193	3,830		3,757	3,455	2,514
Net Investment Income (Loss)	7,169	1,829	231	(248)		25,846	4,409	(973)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	6,012	11,145	(14,171)	47,210		(9,225)	(45,744)	36,487
Written options	599	—	—	—		—	24	1,393
Forward foreign currency contracts	—	—	—	—		—	(950)	—
Foreign currency exchange transactions	(102)	—	—	—		—	134	(1)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(52,167)	(24,748)	(3,326)	19,383		(79,253)	(30,562)	22,446
Investments in affiliated securities	—	—	—	—		(531)	—	—
Written options	110	—	—	—		—	—	(588)
Forward foreign currency contracts	—	—	—	—		—	981	—
Foreign currency exchange transactions	2	—	—	—		—	7	—	*
Net Realized and Unrealized Gain (Loss)	(45,546)	(13,603)	(17,497)	66,593		(89,009)	(76,110)	59,737
Net Increase (Decrease) in Net Assets Resulting from Operations	$(38,377)	$(11,774)	$(17,266)	$66,345		$(63,163)	$(71,701)	$58,764

*	Not shown due to rounding.

(1)	Consolidated Statement of Operations (See Note 5 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

56	SEMIANNUAL REPORT	2020

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)

(In thousands)	Natural Resources	Science and Technology		Small Cap Core	Small Cap Growth
INVESTMENT INCOME
Dividends from unaffiliated securities	$1,103	$1,518		$860	$694
Foreign dividend withholding tax	(42)	(80)		—	—
Interest and amortization from unaffiliated securities	10	56		17	59
Securities lending income – net	1	7		2	9
Total Investment Income	1,072	1,501		879	762

EXPENSES
Investment management fee	297	2,274		676	1,503
Distribution and service fees:
Class II	87	667		199	377
Shareholder servicing:
Class I	N/A	—	*	N/A	— *
Class II	— *	—	*	— *	— *
Custodian fees	6	9		11	2
Independent Trustees and Chief Compliance Officer fees	2	19		4	18
Accounting services fee	21	71		32	54
Professional fees	40	37		31	31
Third-party valuation service fees	1	2		—	—
Other	15	23		8	24
Total Expenses	469	3,102		961	2,009
Less:
Expenses in excess of limit	—	—		—	(64)
Total Net Expenses	469	3,102		961	1,945
Net Investment Income (Loss)	603	(1,601)		(82)	(1,183)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(19,206)	25,685		(9,994)	16,155
Swap agreements	—	—		—	1,330
Forward foreign currency contracts	(106)	—		—	—
Foreign currency exchange transactions	(2)	(2)		—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(1,206)	160		(20,815)	(16,758)
Swap agreements	—	—		—	(399)
Forward foreign currency contracts	784	—		—	—
Foreign currency exchange transactions	— *	—	*	—	—
Net Realized and Unrealized Gain (Loss)	(19,736)	25,843		(30,809)	328
Net Increase (Decrease) in Net Assets Resulting from Operations	$(19,133)	$24,242		$(30,891)	$(855)

*	Not shown due to rounding.

.

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	57

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Asset Strategy(1)		Balanced		Energy
(In thousands)	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,169	$14,981	$1,829	$4,555	$231	$177
Net realized gain (loss) on investments	6,509	32,609	11,145	17,335	(14,171)	(7,223)
Net change in unrealized appreciation (depreciation)	(52,055)	104,156	(24,748)	43,391	(3,326)	8,632
Net Increase (Decrease) in Net Assets Resulting from Operations	(38,377)	151,746	(11,774)	65,281	(17,266)	1,586

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class I	(1)	(20)	N/A	N/A	(2)	—
Class II	(3,105)	(45,846)	(21,608)	(31,681)	(234)	—
Total Distributions to Shareholders	(3,106)	(45,866)	(21,608)	(31,681)	(236)	—
Capital Share Transactions	(38,549)	(86,614)	233	(3,079)	8,628	873
Net Increase (Decrease) in Net Assets	(80,032)	19,266	(33,149)	30,521	(8,874)	2,459
Net Assets, Beginning of Period	772,608	753,342	340,839	310,318	41,657	39,198
Net Assets, End of Period	$692,576	$772,608	$307,690	$340,839	$32,783	$41,657

	Growth		High Income		International Core Equity
(In thousands)	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(248)	$(392)	$25,846	$58,517	$4,409	$13,679
Net realized gain (loss) on investments	47,210	112,843	(9,225)	(1,766)	(46,536)	645
Net change in unrealized appreciation (depreciation)	19,383	118,696	(79,784)	36,407	(29,574)	105,350
Net Increase (Decrease) in Net Assets Resulting from Operations	66,345	231,147	(63,163)	93,158	(71,701)	119,674
Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class I	N/A	N/A	(1,439)	(3,156)	N/A	N/A
Class II	(112,473)	(186,937)	(57,106)	(55,287)	(14,682)	(70,370)
Total Distributions to Shareholders	(112,473)	(186,937)	(58,545)	(58,443)	(14,682)	(70,370)
Capital Share Transactions	71,561	77,299	19,175	4,104	(32,708)	(26,103)
Net Increase (Decrease) in Net Assets	25,433	121,509	(102,533)	38,819	(119,091)	23,201
Net Assets, Beginning of Period	790,700	669,191	885,873	847,054	699,077	675,876
Net Assets, End of Period	$816,133	$790,700	$783,340	$885,873	$579,986	$699,077

(1) Consolidated Statements of Changes in Net Assets (See Note 5 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

58	SEMIANNUAL REPORT	2020

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Mid Cap Growth		Natural Resources		Science and Technology
(In thousands)	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(973)	$(1,716)	$603	$1,676	$(1,601)	$(2,507)
Net realized gain (loss) on investments	37,879	41,235	(19,314)	(8,446)	25,683	74,933
Net change in unrealized appreciation (depreciation)	21,858	114,679	(422)	15,165	160	130,323
Net Increase (Decrease) in Net Assets Resulting from Operations	58,764	154,198	(19,133)	8,395	24,242	202,749

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class I	(16,217)	(35,378)	N/A	N/A	(47)	(80)
Class II	(23,025)	(46,820)	(1,678)	(870)	(24,127)	(49,737)
Total Distributions to Shareholders	(39,242)	(82,198)	(1,678)	(870)	(24,174)	(49,817)
Capital Share Transactions	(29,675)	61,552	2,740	(8,357)	(11,964)	(2,175)
Net Increase (Decrease) in Net Assets	(10,153)	133,552	(18,071)	(832)	(11,896)	150,757
Net Assets, Beginning of Period	547,566	414,014	87,608	88,440	580,423	429,666
Net Assets, End of Period	$537,413	$547,566	$69,537	$87,608	$568,527	$580,423

	Small Cap Core		Small Cap Growth
(In thousands)	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(82)	$(89)	$(1,183)	$(3,127)
Net realized gain (loss) on investments	(9,994)	9,076	17,485	23,488
Net change in unrealized appreciation (depreciation)	(20,815)	32,388	(17,157)	60,210
Net Increase (Decrease) in Net Assets Resulting from Operations	(30,891)	41,375	(855)	80,571

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class I	N/A	N/A	—	(4,305)
Class II	(8,739)	(36,690)	—	(24,945)
Total Distributions to Shareholders	(8,739)	(36,690)	—	(29,250)
Capital Share Transactions	3,102	7,974	(21,379)	(14,405)
Net Increase (Decrease) in Net Assets	(36,528)	12,659	(22,234)	36,916
Net Assets, Beginning of Period	188,016	175,357	388,943	352,027
Net Assets, End of Period	$151,488	$188,016	$366,709	$388,943

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	59

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Asset Strategy
Class I Shares
Six-month period ended 6-30-2020 (unaudited)	$9.50	$0.10		$(0.55)	$(0.45)	$(0.01)	$(0.03)	$(0.04)
Year ended 12-31-2019	8.29	0.20		1.63	1.83	(0.23)	(0.39)	(0.62)
Year ended 12-31-2018	9.37	0.18		(0.67)	(0.49)	(0.20)	(0.39)	(0.59)
Year ended 12-31-2017(4)	8.57	0.08		0.88	0.96	(0.16)	—	(0.16)

Class II Shares
Six-month period ended 6-30-2020 (unaudited)	9.50	0.09		(0.55)	(0.46)	(0.01)	(0.03)	(0.04)
Year ended 12-31-2019	8.29	0.18		1.62	1.80	(0.20)	(0.39)	(0.59)
Year ended 12-31-2018	9.37	0.16		(0.67)	(0.51)	(0.18)	(0.39)	(0.57)
Year ended 12-31-2017	8.04	0.03		1.44	1.47	(0.14)	—	(0.14)
Year ended 12-31-2016	8.30	0.06		(0.27)	(0.21)	(0.05)	—	(0.05)
Year ended 12-31-2015	10.87	0.08		(0.77)	(0.69)	(0.04)	(1.84)	(1.88)

Balanced
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	8.22	0.04		(0.33)	(0.29)	(0.11)	(0.43)	(0.54)
Year ended 12-31-2019	7.46	0.11		1.44	1.55	(0.14)	(0.65)	(0.79)
Year ended 12-31-2018	7.95	0.12		(0.36)	(0.24)	(0.13)	(0.12)	(0.25)
Year ended 12-31-2017	7.47	0.12		0.70	0.82	(0.12)	(0.22)	(0.34)
Year ended 12-31-2016	8.76	0.11		0.00 *	0.11	(0.12)	(1.28)	(1.40)
Year ended 12-31-2015	10.19	0.12		(0.09)	0.03	(0.09)	(1.37)	(1.46)

Energy
Class I Shares
Six-month period ended 6-30-2020 (unaudited)	4.02	0.02		(1.90)	(1.88)	(0.03)	—	(0.03)
Year ended 12-31-2019	3.88	0.03		0.11	0.14	—	—	—
Year ended 12-31-2018	5.87	0.00	*	(1.99)	(1.99)	—	—	—
Year ended 12-31-2017(4)	5.84	0.06		0.02	0.08	(0.05)	—	(0.05)

Class II Shares
Six-month period ended 6-30-2020 (unaudited)	4.00	0.02		(1.89)	(1.87)	(0.02)	—	(0.02)
Year ended 12-31-2019	3.87	0.02		0.11	0.13	—	—	—
Year ended 12-31-2018	5.87	(0.02)		(1.98)	(2.00)	—	—	—
Year ended 12-31-2017	6.77	0.04		(0.90)	(0.86)	(0.04)	—	(0.04)
Year ended 12-31-2016	5.04	(0.02)		1.76	1.74	(0.01)	—	(0.01)
Year ended 12-31-2015	6.51	0.00	*	(1.44)	(1.44)	— *	(0.03)	(0.03)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from April 28, 2017 (commencement of operations of the class) through December 31, 2017.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended December 31, 2017.

60	SEMIANNUAL REPORT	2020

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Growth
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	$11.33	$0.00	*	$0.90	$0.90	$—	$(1.64)	$(1.64)
Year ended 12-31-2019	11.02	(0.01)		3.58	3.57	—	(3.26)	(3.26)
Year ended 12-31-2018	12.09	0.00	*	0.36	0.36	— *	(1.43)	(1.43)
Year ended 12-31-2017	10.30	0.01		2.84	2.85	(0.03)	(1.03)	(1.06)
Year ended 12-31-2016	11.42	0.03		0.03	0.06	— *	(1.18)	(1.18)
Year ended 12-31-2015	12.08	0.00	*	0.85	0.85	(0.01)	(1.50)	(1.51)

High Income
Class I Shares
Six-month period ended 6-30-2020 (unaudited)	3.48	0.11		(0.36)	(0.25)	(0.25)	—	(0.25)
Year ended 12-31-2019	3.35	0.24		0.13	0.37	(0.24)	—	(0.24)
Year ended 12-31-2018	3.65	0.23		(0.29)	(0.06)	(0.24)	—	(0.24)
Year ended 12-31-2017(4)	3.73	0.16		(0.03)	0.13	(0.21)	—	(0.21)

Class II Shares
Six-month period ended 6-30-2020 (unaudited)	3.47	0.10		(0.36)	(0.26)	(0.24)	—	(0.24)
Year ended 12-31-2019	3.34	0.23		0.13	0.36	(0.23)	—	(0.23)
Year ended 12-31-2018	3.64	0.22		(0.29)	(0.07)	(0.23)	—	(0.23)
Year ended 12-31-2017	3.61	0.23		0.01	0.24	(0.21)	—	(0.21)
Year ended 12-31-2016	3.35	0.24		0.28	0.52	(0.26)	—	(0.26)
Year ended 12-31-2015	3.85	0.26		(0.48)	(0.22)	(0.24)	(0.04)	(0.28)

International Core Equity
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	15.65	0.10		(1.81)	(1.71)	(0.34)	— *	(0.34)
Year ended 12-31-2019	14.66	0.29		2.28	2.57	(0.25)	(1.33)	(1.58)
Year ended 12-31-2018	18.58	0.30		(3.45)	(3.15)	(0.28)	(0.49)	(0.77)
Year ended 12-31-2017	15.30	0.23		3.29	3.52	(0.24)	—	(0.24)
Year ended 12-31-2016	15.53	0.24		(0.11)	0.13	(0.20)	(0.16)	(0.36)
Year ended 12-31-2015	18.00	0.20		(0.06)	0.14	(0.24)	(2.37)	(2.61)

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	61

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Asset Strategy
Class I Shares
Six-month period ended 6-30-2020 (unaudited)	$9.01	-4.73%	$—	*	0.77	%(5)	2.34	%(5)	—%		—%		29%
Year ended 12-31-2019	9.50	22.08	—	*	0.77		2.19		0.77		2.19		46
Year ended 12-31-2018	8.29	-5.20	—	*	0.78		1.91		0.78		1.91		58
Year ended 12-31-2017(4)	9.37	11.16	—	*	0.74	(5)	1.30	(5)	—		—		39	(6)

Class II Shares
Six-month period ended 6-30-2020 (unaudited)	9.00	-4.85	692		1.02	(5)	2.08	(5)	—		—		29
Year ended 12-31-2019	9.50	21.78	772		1.02		1.94		—		—		46
Year ended 12-31-2018	8.29	-5.44	753		1.03		1.65		—		—		58
Year ended 12-31-2017	9.37	18.27	936		1.02		0.35		—		—		39
Year ended 12-31-2016	8.04	-2.57	954		1.01		0.70		1.02		0.69		68
Year ended 12-31-2015	8.30	-8.35	1,268		0.98		0.81		0.99		0.80		70

Balanced
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	7.39	-3.23	308		1.03	(5)	1.19	(5)	—		—		44
Year ended 12-31-2019	8.22	22.09	341		1.01		1.38		—		—		44
Year ended 12-31-2018	7.46	-3.24	310		1.01		1.55		—		—		54
Year ended 12-31-2017	7.95	11.37	362		1.01		1.54		—		—		48
Year ended 12-31-2016	7.47	2.03	361		1.01		1.53		—		—		54
Year ended 12-31-2015	8.76	-0.32	383		1.00		1.28		—		—		44

Energy
Class I Shares
Six-month period ended 6-30-2020 (unaudited)	2.11	-46.80	—	*	1.05	(5)	1.80	(5)	1.19	(5)	1.66	(5)	30
Year ended 12-31-2019	4.02	3.74	—	*	1.04		0.64		—		—		21
Year ended 12-31-2018	3.88	-33.96	—	*	0.94		-0.09		0.94		-0.09		37
Year ended 12-31-2017(4)	5.87	1.55	—	*	0.92	(5)	1.70	(5)	—		—		22	(6)

Class II Shares
Six-month period ended 6-30-2020 (unaudited)	2.11	-46.87	33		1.30	(5)	1.55	(5)	1.44	(5)	1.41	(5)	30
Year ended 12-31-2019	4.00	3.48	42		1.29		0.42		—		—		21
Year ended 12-31-2018	3.87	-34.14	39		1.19		-0.41		—		—		37
Year ended 12-31-2017	5.87	-12.64	169		1.19		0.75		—		—		22
Year ended 12-31-2016	6.77	34.55	196		1.19		-0.27		—		—		31
Year ended 12-31-2015	5.04	-22.14	117		1.20		0.08		—		—		34

62	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Growth
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	$10.59	8.79%	$816	1.00	% (5)	-0.06	% (5)	—%	—%	18%
Year ended 12-31-2019	11.33	36.59	791	1.00		-0.05		—	—	30
Year ended 12-31-2018	11.02	2.28	669	1.00		-0.02		—	—	37
Year ended 12-31-2017	12.09	29.34	883	0.99		0.05		—	—	41
Year ended 12-31-2016	10.30	1.22	835	0.98		0.26		1.00	0.24	53
Year ended 12-31-2015	11.42	7.17	897	0.96		0.03		0.99	0.00	30

High Income
Class I Shares
Six-month period ended 6-30-2020 (unaudited)	2.98	-7.07	19	0.69	(5)	6.68	(5)	—	—	24
Year ended 12-31-2019	3.48	11.49	27	0.67		6.82		—	—	35
Year ended 12-31-2018	3.35	-1.86	44	0.66		6.50		0.66	6.50	42
Year ended 12-31-2017(4)	3.65	3.42	56	0.66	(5)	6.53	(5)	—	—	52	(6)

Class II Shares
Six-month period ended 6-30-2020 (unaudited)	2.97	-7.19	764	0.94	(5)	6.43	(5)	—	—	24
Year ended 12-31-2019	3.47	11.19	859	0.92		6.57		—	—	35
Year ended 12-31-2018	3.34	-2.11	803	0.91		6.27		—	—	42
Year ended 12-31-2017	3.64	6.68	887	0.91		6.22		—	—	52
Year ended 12-31-2016	3.61	16.19	845	0.89		6.97		0.92	6.94	36
Year ended 12-31-2015	3.35	-6.50	725	0.89		7.01		0.92	6.98	44

International Core Equity
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	13.60	-10.80	580	1.17	(5)	1.49	(5)	—	—	44
Year ended 12-31-2019	15.65	18.69	699	1.16		1.93		—	—	69
Year ended 12-31-2018	14.66	-17.81	676	1.16		1.70		—	—	51
Year ended 12-31-2017	18.58	23.16	835	1.16		1.33		—	—	59
Year ended 12-31-2016	15.30	1.08	736	1.17		1.60		—	—	77
Year ended 12-31-2015	15.53	-0.94	675	1.16		1.18		—	—	87

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	63

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Mid Cap Growth
Class I Shares
Six-month period ended 6-30-2020 (unaudited)	$12.77	$(0.01)	$1.45	$1.44	$—	$(1.02)	$(1.02)
Year ended 12-31-2019	11.10	(0.02)	3.95	3.93	—	(2.26)	(2.26)
Year ended 12-31-2018	11.63	(0.02)	0.09	0.07	—	(0.60)	(0.60)
Year ended 12-31-2017(4)	10.30	0.00 *	1.64	1.64	—	(0.31)	(0.31)

Class II Shares
Six-month period ended 6-30-2020 (unaudited)	12.69	(0.03)	1.45	1.42	—	(0.99)	(0.99)
Year ended 12-31-2019	11.07	(0.06)	3.94	3.88	—	(2.26)	(2.26)
Year ended 12-31-2018	11.61	(0.05)	0.09	0.04	—	(0.58)	(0.58)
Year ended 12-31-2017	9.44	(0.04)	2.52	2.48	—	(0.31)	(0.31)
Year ended 12-31-2016	9.42	(0.01)	0.55	0.54	—	(0.52)	(0.52)
Year ended 12-31-2015	10.84	(0.01)	(0.52)	(0.53)	—	(0.89)	(0.89)

Natural Resources
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	3.84	0.03	(0.90)	(0.87)	(0.07)	—	(0.07)
Year ended 12-31-2019	3.55	0.07	0.26	0.33	(0.04)	—	(0.04)
Year ended 12-31-2018	4.63	0.03	(1.10)	(1.07)	(0.01)	—	(0.01)
Year ended 12-31-2017	4.50	0.00 *	0.14	0.14	(0.01)	—	(0.01)
Year ended 12-31-2016	3.66	0.01	0.86	0.87	(0.03)	—	(0.03)
Year ended 12-31-2015	4.72	0.02	(1.08)	(1.06)	— *	—	— *

Science and Technology
Class I Shares
Six-month period ended 6-30-2020 (unaudited)	29.94	(0.05)	1.34	1.29	—	(1.32)	(1.32)
Year ended 12-31-2019	21.91	(0.06)	10.95	10.89	—	(2.86)	(2.86)
Year ended 12-31-2018	27.04	(0.03)	(1.24)	(1.27)	—	(3.86)	(3.86)
Year ended 12-31-2017(4)	25.22	(0.04)	4.16	4.12	—	(2.30)	(2.30)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from April 28, 2017 (commencement of operations of the class) through December 31, 2017.

(5)	For the period from November 5, 2018 (commencement of operations of the class) through December 31, 2018.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended December 31, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended December 31, 2018.

(9)	Expense ratio based on the period excluding reorganization expenses was 0.89%.

(10)	Expense ratio based on the period excluding reorganization expenses was 1.14%.

64	SEMIANNUAL REPORT	2020

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	$29.82	$(0.08)	$1.32	$1.24	$—	$(1.31)	$(1.31)
Year ended 12-31-2019	21.84	(0.13)	10.90	10.77	—	(2.79)	(2.79)
Year ended 12-31-2018	27.04	(0.11)	(1.23)	(1.34)	—	(3.86)	(3.86)
Year ended 12-31-2017	22.34	(0.13)	7.08	6.95	—	(2.25)	(2.25)
Year ended 12-31-2016	22.96	(0.11)	0.34	0.23	—	(0.85)	(0.85)
Year ended 12-31-2015	25.02	(0.15)	(0.41)	(0.56)	—	(1.50)	(1.50)

Small Cap Core
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	13.71	(0.01)	(2.31)	(2.32)	—	(0.64)	(0.64)
Year ended 12-31-2019	13.51	0.00 *	3.12	3.12	—	(2.92)	(2.92)
Year ended 12-31-2018	18.32	(0.06)	(1.37)	(1.43)	(0.02)	(3.36)	(3.38)
Year ended 12-31-2017	18.34	0.00 *	2.21	2.21	—	(2.23)	(2.23)
Year ended 12-31-2016	15.66	0.01	4.17	4.18	(0.07)	(1.43)	(1.50)
Year ended 12-31-2015	17.98	0.05	(0.95)	(0.90)	(0.02)	(1.40)	(1.42)

Small Cap Growth
Class I Shares
Six-month period ended 6-30-2020 (unaudited)	8.80	(0.02)	0.01	(0.01)	—	—	—
Year ended 12-31-2019	7.69	(0.05)	1.85	1.80	—	(0.69)	(0.69)
Year ended 12-31-2018(5)	8.76	0.00 *	(1.07)	(1.07)	—	—	—

Class II Shares
Six-month period ended 6-30-2020 (unaudited)	8.77	(0.03)	0.01	(0.02)	—	—	—
Year ended 12-31-2019	7.68	(0.07)	1.85	1.78	—	(0.69)	(0.69)
Year ended 12-31-2018	11.63	(0.06)	0.03	(0.03)	(0.05)	(3.87)	(3.92)
Year ended 12-31-2017	9.69	(0.07)	2.27	2.20	—	(0.26)	(0.26)
Year ended 12-31-2016	10.60	(0.07)	0.23	0.16	—	(1.07)	(1.07)
Year ended 12-31-2015	12.15	(0.09)	0.51	0.42	—	(1.97)	(1.97)

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	65

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Mid Cap Growth
Class I Shares
Six-month period ended 6-30-2020 (unaudited)	$13.19	11.96%	$211		0.85	%(6)	-0.24	%(6)	—%		—%		14%
Year ended 12-31-2019	12.77	38.28	233		0.85		-0.20		0.90		-0.25		20
Year ended 12-31-2018	11.10	0.20	184		0.85		-0.14		0.90		-0.19		53
Year ended 12-31-2017(4)	11.63	16.44	131		0.85	(6)	0.05	(6)	0.89	(6)	0.01	(6)	25	(7)

Class II Shares
Six-month period ended 6-30-2020 (unaudited)	13.12	11.82	326		1.10	(6)	-0.49	(6)	1.16	(6)	-0.55	(6)	14
Year ended 12-31-2019	12.69	37.94	315		1.10		-0.45		1.15		-0.50		20
Year ended 12-31-2018	11.07	-0.06	230		1.10		-0.42		1.15		-0.47		53
Year ended 12-31-2017	11.61	26.89	585		1.11		-0.39		1.15		-0.43		25
Year ended 12-31-2016	9.44	6.12	615		1.10		-0.09		1.15		-0.14		33
Year ended 12-31-2015	9.42	-5.78	586		1.10		-0.07		1.15		-0.12		42

Natural Resources
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	2.90	-22.73	70		1.35	(6)	1.73	(6)	—		—		38
Year ended 12-31-2019	3.84	9.46	88		1.24		1.88		—		—		36
Year ended 12-31-2018	3.55	-23.23	88		1.21		0.72		—		—		33
Year ended 12-31-2017	4.63	2.97	131		1.36		0.11		—		—		44
Year ended 12-31-2016	4.50	23.81	144		1.36		0.20		—		—		67
Year ended 12-31-2015	3.66	-22.39	114		1.35		0.54		—		—		34

Science and Technology
Class I Shares
Six-month period ended 6-30-2020 (unaudited)	29.91	4.58	2		0.91	(6)	-0.35	(6)	—		—		4
Year ended 12-31-2019	29.94	49.86	1		0.90		-0.23		—		—		31
Year ended 12-31-2018	21.91	-5.00	1		0.91		-0.11		0.91		-0.11		17
Year ended 12-31-2017(4)	27.04	17.24	—	*	0.90	(6)	-0.25	(6)	—		—		27	(7)

Class II Shares
Six-month period ended 6-30-2020 (unaudited)	29.75	4.44	567		1.16	(6)	-0.60	(6)	—		—		4
Year ended 12-31-2019	29.82	49.48	579		1.15		-0.48		—		—		31
Year ended 12-31-2018	21.84	-5.23	429		1.16		-0.38		—		—		17
Year ended 12-31-2017	27.04	32.12	645		1.15		-0.51		—		—		27
Year ended 12-31-2016	22.34	1.54	514		1.15		-0.52		1.17		-0.54		16
Year ended 12-31-2015	22.96	-2.88	582		1.13		-0.60		1.15		-0.62		25

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	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Small Cap Core
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	$10.75	-16.96%	$151	1.21	% (6)	-0.10	% (6)	—%		—%		92%
Year ended 12-31-2019	13.71	24.33	188	1.18		-0.05		—		—		126
Year ended 12-31-2018	13.51	-10.49	175	1.17		-0.34		—		—		112
Year ended 12-31-2017	18.32	13.73	316	1.15		0.01		—		—		112
Year ended 12-31-2016	18.34	28.88	348	1.16		0.08		—		—		182
Year ended 12-31-2015	15.66	-5.58	318	1.15		0.26		—		—		142

Small Cap Growth
Class I Shares
Six-month period ended 6-30-2020 (unaudited)	8.79	-0.18	52	0.89	(6)	-0.46	(6)	—		—		28
Year ended 12-31-2019	8.80	23.68	58	0.89		-0.60		0.91		-0.62		41
Year ended 12-31-2018(5)	7.69	-12.24	52	1.05	(6)(9)	0.15	(6)	1.07	(6)	0.13	(6)	52	(8)

Class II Shares
Six-month period ended 6-30-2020 (unaudited)	8.75	-0.31	315	1.14	(6)	-0.71	(6)	1.17	(6)	-0.74	(6)	28
Year ended 12-31-2019	8.77	23.37	331	1.14		-0.84		1.17		-0.87		41
Year ended 12-31-2018	7.68	-4.11	300	1.16	(10)	-0.52		1.18		-0.54		52
Year ended 12-31-2017	11.63	23.12	377	1.15		-0.69		1.17		-0.71		55
Year ended 12-31-2016	9.69	2.92	426	1.14		-0.79		1.16		-0.81		107
Year ended 12-31-2015	10.60	1.88	430	1.13		-0.76		1.15		-0.78		102

See Accompanying Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS	IVY VIP

JUNE 30, 2020 (UNAUDITED)

1.	ORGANIZATION

Ivy Variable Insurance Portfolios, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Asset Strategy, Balanced, Energy, Growth, High Income, International Core Equity, Mid Cap Growth, Natural Resources, Science and Technology, Small Cap Core and Small Cap Growth (each, a “Portfolio”) are eleven series of the Trust and are the only series of the Trust included in these financial statements. The assets belonging to each Portfolio are held separately by the custodian. The investment objective, policies and risk factors of each Portfolio are described more fully in the Prospectus and Statement of Additional Information (“SAI”). Each Portfolio’s investment adviser is Ivy Investment Management Company (“IICO”).

Each Portfolio offers Class II shares. Asset Strategy, Energy, High Income, Mid Cap Growth, Science and Technology and Small Cap Growth also offer Class I shares. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and net asset value per share (“NAV”) may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class II shares have a distribution and service plan. Class I shares are not included in the plan.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Portfolio’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Portfolios file income tax returns in U.S. federal and applicable state jurisdictions. The Portfolios’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules

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and regulations of the U.S. Commodities Futures Trading Commission require that a Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Portfolio will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Portfolios under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Portfolios’ Statement of Assets and Liabilities, less any collateral held by the Portfolios.

Certain Portfolios may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Portfolios may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Portfolios may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

The London Interbank Offered Rate “LIBOR” is an indicative measure of the average interest rate at which major global banks could borrow from one another. LIBOR is quoted in multiple currencies and multiple time frames using data reported by private-sector banks. LIBOR is used extensively in the United States and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds and loans, floating rate mortgages, asset-backed securities, consumer loans, and interest rate swaps and other derivatives.

It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market.

Management believes that, with respect to any significant investments by a Portfolio in instruments linked to LIBOR, the impact on investments and discontinuation of LIBOR may represent a significant risk.

However, management acknowledges that the anticipated transition away from LIBOR will occur after 2021 and certain of the current investments will mature prior to that time. Furthermore, the ways in which LIBOR’s discontinuation potentially could impact the Portfolios’ investments is not fully known. The extent of that impact may vary depending on various factors, which include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new successor reference rates and/or fallbacks for both legacy and new instruments.

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In addition, the transition to a successor rate could potentially cause (i) increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, (ii) a reduction in the value of certain instruments held by a Portfolio, or (iii) reduced effectiveness of related Portfolio transactions, such as hedging.

As the impacts of the transition become clearer during the next year, Management will be evaluating the impacts of these changes.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

The individual Portfolios herein have adopted a Liquidity Risk Management Program (the “Program”). The Portfolio’s board has designated a Liquidity Risk Management Committee (the “Committee”) as the administrator of the Program. The Committee or delegates of the Committee conduct the day-to-day operation of the Program. Under the Program, the Committee manages the Portfolio’s liquidity risk, which is the risk that any Portfolio could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Portfolio. This risk is managed by monitoring the degree of liquidity of the Portfolio’s investments, limiting the amount of the Portfolio’s illiquid investments, and utilizing various risk management tools and facilities available to the Portfolio for meeting shareholder redemptions, among other means. The Committee’s process of determining the degree of liquidity of the Portfolio’s investments is supported by one or more third-party liquidity assessment vendors. The Portfolio’s board reviewed a report prepared by a designee of the Committee regarding the operation, adequacy and effectiveness of the Program from the period June 1, 2019, through March 31, 2020. The report described the Program’s liquidity classification methodology and the methodology in establishing a Portfolio’s Highly Liquid Investment Minimum (“HLIM”), if necessary. The Committee reported that during the period covered by the report, there were no material changes to the Program and no significant liquidity events impacting the Portfolio or its ability to timely meet redemptions without dilution to existing shareholders. In addition, the Committee provided its assessment that the Program, including the operation of each Portfolio’s HLIM, where applicable, had been effective in managing the Portfolio’s liquidity risk.

Inflation-Indexed Bonds. Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Portfolios may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the LIBOR or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Portfolio purchases a participation of a loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in

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loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Portfolio generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Portfolios may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Portfolios may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Portfolio on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Portfolio’s NAV to the extent the Portfolio executes such transactions while remaining substantially fully invested. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Portfolio’s investment subadviser, as applicable, consider advantageous. The Portfolio maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Portfolio. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Portfolio calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

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Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Portfolio’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. IICO, pursuant to authority delegated by the Board, has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Portfolio uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Portfolio may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active,

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inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Portfolios’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, which are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Exchange-traded futures contracts are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over the counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

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Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Portfolio.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Portfolios use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Portfolios’ financial positions and results of operations.

Forward Foreign Currency Contracts. All Portfolios are authorized to enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts are valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Portfolio related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Portfolio’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

International Core Equity and Natural Resources enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

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Option Contracts. Options purchased by a Portfolio are accounted for in the same manner as portfolio securities. The cost of the underlying instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Portfolio has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Portfolio is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Portfolio’s exposure to the underlying instrument. With written options, there may be times when a Portfolio will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Portfolio, due to unfavorable movement of the market price of the underlying instrument.

Option contracts can be traded on a regulated exchange or traded OTC. Unlike the trades on a regulated exchange where the clearinghouse guarantees the performances of both the buyer and the seller, to the extent a Portfolio enters into OTC option transactions with counterparties, the Portfolio will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Asset Strategy, International Core Equity and Mid Cap Growth purchase and write call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Swap Agreements. All Portfolios are authorized to invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Portfolio and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”).

Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statement of Operations. Payments received or made by the Portfolio are recorded as realized gain or loss on the Statement of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. An early termination payment received or made at an early termination or a final payment made at the maturity of the swap is recorded as realized gain or loss on the Statement of Operations.

After a centrally cleared swap is accepted for clearing, a Portfolio may be required to deposit initial margin with a Clearing Member in the form of cash or securities. Securities deposited as initial margin, if any, are designated on the Schedule of Investments. Cash deposited as initial margin is identified on the Schedule of Investments and is recorded as restricted cash on the Statement of Assets and Liabilities.

Total return swaps involve a commitment of one party to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities including a variety of securities or representing a particular index. To the extent the total return of the security, a basket of securities, or an index exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Small Cap Growth enters into total return swaps to hedge exposure to a security or market.

The creditworthiness of the counterparty with which a Portfolio enters into a swap agreement is monitored by IICO. If a counterparty creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Portfolio will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Portfolio may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized due to facts specific to certain situations (i.e., collateral may not have been posted by the counterparty due to the required collateral amount being less than the pre-agreed thresholds. Additionally, regulatory developments called stay resolutions and the ensuing required contractual amendments to the transactional documentation, including derivatives, permit the relevant regulators to preclude parties to a transaction from terminating trades, among other rights it may have in the trade agreements should a counterparty that it regulates experience financial distress. A relevant regulator also has the authority to reduce the value of certain liabilities owed by the counterparty to a

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Fund and/or convert cash liabilities of a regulated entity into equity holdings. The power given to the relevant regulators includes the ability to amend transactional agreements unilaterally, modify the maturity of eligible liabilities, reduce the amount of interest payable or change the date on which interest becomes payable, among other powers.

To prevent incurring losses due to the counterparty credit risk, IICO actively monitors the creditworthiness of the counterparties with which it has entered financial transactions. IICO consistently and frequently risk manages the credit risk of the counterparties it faces in transactions.

Collateral and rights of offset. A Portfolio mitigates credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing all OTC derivative transactions between the Portfolio and each of its counterparties. Although it is not possible to eliminate credit risk entirely, the CSA allows the Portfolio and its counterparty to reduce their exposure to the risk of payment default by the other party by holding an amount in collateral equivalent to the realized and unrealized amount of exposure to the counterparty, which is generally held by the Portfolio’s custodian. An amount of collateral is moved to/from applicable counterparties only if the amount of collateral required to be posted surpasses both the threshold and the minimum transfer amount pre-agreed in the CSA between the Portfolio and the counterparty. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of June 30, 2020:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Asset Strategy
Investments in unaffiliated securities at value*	$86	$—	$86	$(62)	$—	$—	$24
International Core Equity
Unrealized appreciation on forward foreign currency contracts(1)	$723	$—	$723	$—	$—	$(723)	$—
Natural Resources
Unrealized appreciation on forward foreign currency contracts(1)	$19	$—	$19	$(11)	$—	$—	$8
Small Cap Growth
Swap agreements, at value	$227	$—	$227	$—	$—	$(227)	$—

*	Purchased options are reported as investments in unaffiliated securities on the Statement of Assets and Liabilities.
(1)

Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities sold receivable.

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Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Asset Strategy
Written options at value	$62	$—	$62	$(62)	$—	$—	$—
Natural Resources
Unrealized depreciation on forward foreign currency contracts(1)	$137	$—	$137	$(11)	$—	$—	$126

(1)

Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities purchased payable.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of June 30, 2020:

		Assets		Liabilities
Portfolio	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Asset Strategy	Equity	Investments in unaffiliated securities at value*	$86	Written options at value	$62
International Core Equity	Foreign currency	Unrealized appreciation on forward foreign currency contracts	148		—
Mid Cap Growth	Equity		—	Written options at value	1,122
Natural Resources	Foreign currency		—	Unrealized depreciation on forward foreign currency contracts	117
Small Cap Growth	Equity	Swap agreements, at value	227		—

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended June 30, 2020:

		Net realized gain (loss) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Asset Strategy	Equity	$(311)	$—	$—	$599	$—	$288
International Core Equity	Equity	151	—	—	24	—	175
	Foreign currency	—	—	—	—	(950)	(950)
Mid Cap Growth	Equity	(2,760)	—	—	1,393	—	(1,367)
Natural Resources	Foreign currency	—	—	—	—	(106)	(106)
Small Cap Growth	Equity	—	1,330	—	—	—	1,330

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

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Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended June 30, 2020:

		Net change in unrealized appreciation (depreciation) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Asset Strategy	Equity	$(57)	$—	$—	$110	$—	$53
International Core Equity	Foreign currency	—	—	—	—	981	981
Mid Cap Growth	Equity	—	—	—	(587)	—	(587)
Natural Resources	Foreign currency	—	—	—	—	784	784
Small Cap Growth	Equity	—	(382)	—	—	—	(382)

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended June 30, 2020, the average derivative volume was as follows:

Portfolio	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Asset Strategy	$—	$—	$—	$—	$41	$278
International Core Equity	220	—	—	—	—	—
Mid Cap Growth	—	—	—	—	11	273
Natural Resources	169	—	—	—	—	—
Small Cap Growth	—	—	—	10,076	—	—

(1)	Average absolute value of unrealized appreciation/depreciation during the period.
(2)	Average value outstanding during the period.
(3)	Average notional amount outstanding during the period.

5.	BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Ivy VIP Asset Strategy (referred to as “the Portfolio” in this subsection). VIP ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Portfolio. The Subsidiary and the Company act as investment vehicles for the Portfolio, in order to affect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and SAI.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Portfolio, its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2020 of the Subsidiary and the Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary/ Company Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$692,576	$47,507	6.86%
VIP ASF III (SBP), LLC	4-9-13	4-23-13	692,576	26	0.00

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6.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO serves as each Portfolio’s investment adviser. The management fee is accrued daily by each Portfolio at the following annual rates as a percentage of average daily net assets:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $10,000M	Over $10,000M
Asset Strategy	0.700	0.700	0.650	0.650	0.600	0.550	0.550	0.550
Balanced	0.700	0.700	0.650	0.650	0.600	0.550	0.550	0.550
Energy	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Growth	0.700	0.700	0.650	0.650	0.600	0.550	0.550	0.550
High Income	0.625	0.600	0.550	0.500	0.500	0.500	0.500	0.500
International Core Equity	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Mid Cap Growth	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Natural Resources	0.850	0.850	0.830	0.830	0.800	0.760	0.730	0.700
Science and Technology	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Small Cap Core	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760
Small Cap Growth	0.850	0.850	0.830	0.830	0.800	0.760	0.760	0.760

IICO has voluntarily agreed to waive a Portfolio’s investment management fee on any Portfolio that is not subadvised on any day that the Portfolio’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers for more information.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Portfolio records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Portfolios are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with Waddell & Reed Services Company (“WRSCO”), doing business as WI Services Company (“WISC”). Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Portfolio records, pricing of Portfolio shares and preparation of certain shareholder reports. For these services, each Portfolio pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

Each Portfolio also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Portfolio’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. Under the Transfer Agency Agreement between the Trust and WISC, each Portfolio reimburses WISC for certain out-of-pocket costs.

Service Plan. Class II. Under a Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act, each Portfolio may pay a service fee to Ivy Distributors, Inc. (“IDI”) for Class II shares in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

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Expense Reimbursements and/or Waivers. IICO, the Portfolios’ investment manager, IDI, the Portfolios’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Portfolios’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Portfolio and class expense limitations and related waivers/reimbursements for the period ended June 30, 2020 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Asset Strategy	Class I	Contractual	4-28-2017	4-30-2021	Class II less 0.25%	$—		N/A
Energy	Class I	Contractual	4-28-2017	4-30-2021	Class II less 0.25%	$21		Shareholder Servicing
High Income	Class I	Contractual	4-28-2017	4-30-2021	Class II less 0.25%	$—		N/A
Mid Cap Growth	All Classes	Contractual	4-28-2017	4-30-2021	N/A	$153	(1)	Investment Management Fee
	Class I	Contractual	4-28-2017	4-30-2021	0.85%	$—	*	Shareholder Servicing
	Class I	Contractual	4-28-2017	4-30-2021	Class II less 0.25%	$—		N/A
	Class II	Contractual	5-1-2012	4-30-2021	1.10%	$1		12b-1 Fees and/or Shareholder Servicing
Science and Technology	Class I	Contractual	4-28-2017	4-30-2021	Class II less 0.25%	$—		N/A
Small Cap Growth	All Classes	Contractual	4-28-2017	4-30-2021	N/A	$63	(1)	Investment Management Fee
	Class I	Contractual	11-5-2018	4-30-2021	Class II less 0.25%	$1		Shareholder Servicing
	Class II	Contractual	10-1-2016	4-30-2021	1.14%	$—	*	12b-1 Fees and/or Shareholder Servicing

*	Not shown due to rounding.
(1)	Due to Class I and/or Class II contractual expense limits, investment management fees were waived for all share classes.

Any amounts due to the Portfolios as a reimbursement but not paid as of June 30, 2020 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

7.	RELATED PARTY TRANSACTIONS (All amounts in thousands)

Certain Portfolios are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees or common officers, complies with Rule 17a-7 under the Act. Further, as defined under such procedures, each transaction is effected at the current market price. During the period ended June 30, 2020, the Portfolio below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Portfolio	Purchases	Sales
High Income	$14,181	$—

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 8) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended June 30, 2020.

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9.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended June 30, 2020 follows:

Portfolio	12-31-19 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Depreciation	6-30-20 Value	Distributions Received	Capital Gain Distributions
High Income
Larchmont Resources LLC(1)(2)(3)	$252	$—	$—	$—	$(207)	$45	$—	$—

	12-31-19 Value						Interest Received
Larchmont Resources LLC (8.000% Cash or 8.000% PIK), 8.000%, 8-7-20(2)(4)	$697	—	—	—	$(318)	$379	$33	$—

(1)	No dividends were paid during the preceding 12 months.
(2)	Securities whose value was determined using significant unobservable inputs.
(3)	Restricted security.
(4)	Payment-in-kind bond.

10.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended June 30, 2020, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Asset Strategy	$2,875	$181,737	$10,220	$200,622
Balanced	24,345	108,605	64,994	89,207
Energy	—	18,255	—	9,009
Growth	—	135,972	—	180,442
High Income	—	217,056	—	180,834
International Core Equity	—	251,994	—	280,997
Mid Cap Growth	—	68,489	—	112,892
Natural Resources	—	27,379	—	25,206
Science and Technology	—	19,580	—	75,611
Small Cap Core	—	145,823	—	149,757
Small Cap Growth	—	96,442	—	124,422

11.	LOANS OF PORTFOLIO SECURITIES ($ amounts in thousands)

Each Portfolio may lend their portfolio securities only to borrowers that are approved by the Portfolio’s securities lending agent, The Bank of New York Mellon (“BNYM”). The borrower pledges and maintains with the Portfolio collateral consisting of cash or securities issued or guaranteed by the U.S. government. The collateral received by the Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% of the market value for all other securities, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars, in which case the collateral is required to have a value of at least 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio and any excess collateral is returned by the Portfolio on the next business day. During the term of the loan, the Portfolio is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares or certain other registered money market funds and are disclosed in the Portfolio’s Schedule of Investments and are reflected in the Statement of Assets and Liabilities as cash collateral on securities loaned at value. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio and the Portfolio does not have the ability to re-hypothecate these securities. The securities on loan for each Portfolio are also disclosed in its Schedule of Investments. The total value of any securities on loan as of June 30, 2020 and the total value of the related cash collateral are disclosed in the Statement of Assets and Liabilities. Income earned by the Portfolios from securities lending activity is disclosed in the Statements of Operations.

2020	SEMIANNUAL REPORT	81

The following is a summary of each Portfolio’s securities lending positions and related cash and non-cash collateral received as of June 30, 2020:

Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Asset Strategy	$16,835	$17,625	$—	$17,625
Balanced	147	150	—	150
Energy	541	560	—	560
High Income	3,802	3,889	—	3,889
International Core Equity	20,376	15,859	5,619	21,478
Mid Cap Growth	3,419	3,497	—	3,497
Science and Technology	5,939	—	6,060	6,060
Small Cap Core	549	563	—	563
Small Cap Growth	2,746	2,801	—	2,801

The cash collateral received amounts presented in the table above are transactions accounted for as secured borrowings and have an overnight and continuous maturity. The proceeds from the cash collateral received is invested in registered money market funds.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Portfolios benefit from a borrower indemnity provided by BNYM. BNYM’s indemnity allows for full replacement of securities lent wherein BNYM will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, BNYM will purchase the unreturned loan securities at BNYM’s expense. However, the Portfolio could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

12.	BORROWINGS

On July 1, 2019 the Trust, on behalf of High Income, along with certain other funds managed by the investment adviser (“Participating Funds”), entered into a 364-day senior unsecured revolving credit facility with Bank of New York Mellon and a group of financial institutions to be utilized to temporarily finance the repurchase or redemption of Fund shares and for other temporary or emergency purposes. The Participating Funds can borrow up to an aggregate commitment amount of $130 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit facility has the following terms: a commitment fee of 0.15% per annum of the daily amount of unused commitment amounts and interest at a rate equal to the higher of (a) the federal funds effective rate (but not below 0.0%) plus 1.00% per annum or (b) the one-month LIBOR rate (but not below 0.0%) plus 1.00% per annum on amounts borrowed. The agreement expires in June 2021 unless extended or renewed. As of June 30, 2020, if applicable, any outstanding borrowings would be disclosed as a payable for borrowing on the Statement of Assets and Liabilities. Commitment and interest fees, if any, paid by the Participating Funds are disclosed as part of commitment and interest expense for borrowing on the Statement of Operations. During the period ended June 30, 2020, the Participating Funds did not borrow under the credit facility.

82	SEMIANNUAL REPORT	2020

13.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Asset Strategy				Balanced
	Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19		Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	—	$—	—	$—	N/A	N/A	N/A	N/A
Class II	1,524	12,950	1,784	16,459	801	$6,003	1,682	$13,146
Shares issued in reinvestment of distributions to shareholders:
Class I	— *	1	2	20	N/A	N/A	N/A	N/A
Class II	364	3,106	4,849	45,846	3,038	21,608	4,279	31,681
Shares redeemed:
Class I	— *	— *	— *	— *	N/A	N/A	N/A	N/A
Class II	(6,238)	(54,606)	(16,162)	(148,939)	(3,644)	(27,378)	(6,122)	(47,906)

Net increase (decrease)	(4,350)	$(38,549)	(9,527)	$(86,614)	195	$233	(161)	$(3,079)

	Energy				Growth
	Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19		Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	11	$22	5	$21	N/A	N/A	N/A	N/A
Class II	9,604	19,245	4,050	16,320	5,130	$54,541	936	$10,589
Shares issued in reinvestment of distributions to shareholders:
Class I	1	2	—	—	N/A	N/A	N/A	N/A
Class II	110	234	—	—	11,225	112,473	18,896	186,937
Shares redeemed:
Class I	(2)	(4)	(9)	(34)	N/A	N/A	N/A	N/A
Class II	(4,597)	(10,871)	(3,772)	(15,434)	(9,065)	(95,453)	(10,740)	(120,227)

Net increase	5,127	$8,628	274	$873	7,290	$71,561	9,092	$77,299

	High Income				International Core Equity
	Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19		Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	909	$2,754	765	$2,711	N/A	N/A	N/A	N/A
Class II	19,026	59,562	26,909	92,614	4,592	$55,575	2,003	$30,385
Shares issued in reinvestment of distributions to shareholders:
Class I	501	1,439	936	3,156	N/A	N/A	N/A	N/A
Class II	19,910	57,106	16,418	55,287	1,149	14,681	4,945	70,370
Shares redeemed:
Class I	(2,970)	(9,959)	(7,167)	(24,449)	N/A	N/A	N/A	N/A
Class II	(29,177)	(91,727)	(36,409)	(125,215)	(7,766)	(102,964)	(8,396)	(126,858)

Net increase (decrease)	8,199	$19,175	1,452	$4,104	(2,025)	$(32,708)	(1,448)	$(26,103)

*	Not shown due to rounding.

2020	SEMIANNUAL REPORT	83

	Mid Cap Growth				Natural Resources
	Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19		Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	1,969	$21,327	1,304	$16,178	N/A	N/A	N/A	N/A
Class II	2,143	25,908	5,186	64,074	3,124	$8,511	3,518	$13,191
Shares issued in reinvestment of distributions to shareholders:
Class I	1,323	16,217	3,171	35,378	N/A	N/A	N/A	N/A
Class II	1,888	23,025	4,217	46,820	586	1,678	229	870
Shares redeemed:
Class I	(5,512)	(66,935)	(2,828)	(34,889)	N/A	N/A	N/A	N/A
Class II	(3,990)	(49,217)	(5,347)	(66,009)	(2,508)	(7,449)	(5,896)	(22,418)

Net increase (decrease)	(2,179)	$(29,675)	5,703	$61,552	1,202	$2,740	(2,149)	$(8,357)

	Science and Technology				Small Cap Core
	Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19		Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	28	$831	5	$144	N/A	N/A	N/A	N/A
Class II	1,519	41,762	2,087	58,421	973	$10,151	564	$7,839
Shares issued in reinvestment of distributions to shareholders:
Class I	2	46	3	80	N/A	N/A	N/A	N/A
Class II	859	24,127	1,692	49,737	822	8,739	2,817	36,690
Shares redeemed:
Class I	(3)	(83)	— *	(17)	N/A	N/A	N/A	N/A
Class II	(2,762)	(78,647)	(3,995)	(110,540)	(1,408)	(15,788)	(2,655)	(36,555)

Net increase (decrease)	(357)	$(11,964)	(208)	$(2,175)	387	$3,102	726	$7,974

	Small Cap Growth
	Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	1,111	$7,824	477	$4,296
Class II	1,150	9,018	2,202	19,523
Shares issued in reinvestment of distributions to shareholders:
Class I	—	—	489	4,305
Class II	—	—	2,841	24,945
Shares redeemed:
Class I	(1,754)	(14,020)	(1,198)	(10,725)
Class II	(2,943)	(24,201)	(6,327)	(56,749)

Net decrease	(2,436)	$(21,379)	(1,516)	$(14,405)

*	Not shown due to rounding.

14.	COMMITMENTS

Bridge loan commitments may obligate a Portfolio to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statements of Operations. At June 30, 2020, there were no outstanding bridge loan commitments.

84	SEMIANNUAL REPORT	2020

15.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Strategy	$719,080	$101,270	$110,395	$(9,125)
Balanced	288,421	36,744	16,649	20,095
Energy	50,170	713	17,587	(16,874)
Growth	550,984	284,264	18,684	265,580
High Income	937,593	11,687	144,779	(133,092)
International Core Equity	631,409	42,194	79,245	(37,051)
Mid Cap Growth	379,750	190,319	23,493	166,826
Natural Resources	80,437	6,516	17,250	(10,734)
Science and Technology	304,816	267,889	4,563	263,326
Small Cap Core	157,523	9,141	15,208	(6,067)
Small Cap Growth	295,113	86,144	15,350	70,794

For Federal income tax purposes, the Portfolios’ undistributed earnings and profit for the year ended December 31, 2019 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Asset Strategy	$1,311	$1,768	$—	$—	$—
Balanced	4,355	17,231	—	—	—
Energy	168	—	—	—	—
Growth	13,692	98,774	—	—	—
High Income	58,257	—	—	—	—
International Core Equity	14,565	111	—	—	—
Mid Cap Growth	5,351	33,888	—	—	—
Natural Resources	1,603	—	—	—	—
Science and Technology	992	23,177	—	—	—
Small Cap Core	1,998	6,738	—	—	—
Small Cap Growth	—	—	—	147	—

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended December 31, 2019 and 2018 were as follows:

	December 31, 2019		December 31, 2018
Portfolio	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Asset Strategy	$15,765	$30,101	$15,495	$33,725
Balanced	6,330	25,351	5,473	5,390
Energy	—	—	—	—
Growth	4,140	182,797	811	99,017
High Income	58,443	—	59,518	—
International Core Equity	13,997	56,373	28,472	4,508
Mid Cap Growth	—	82,198	2,816	26,847
Natural Resources	870	—	351	—
Science and Technology	1,227	48,590	—	65,685
Small Cap Core	12,737	23,953	27,706	28,529
Small Cap Growth	—	29,250	20,961	97,032

(1)	Includes short-term capital gains, if any.

2020	SEMIANNUAL REPORT	85

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of December 31, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of December 31, 2019, the capital loss carryovers were as follows:

Portfolio	Short-Term Capital Loss Carryover		Long-Term Capital Loss Carryover
Asset Strategy	$—		$—
Balanced	—		—
Energy	11,755	(1)	26,541	(1)
Growth	—		—
High Income	—		61,563
International Core Equity	—		—
Mid Cap Growth	—		—
Natural Resources	7,291		45,325
Science and Technology	—		—
Small Cap Core	—		—
Small Cap Growth	—		—

(1)	$29,983 of these Capital Loss Carryovers are subject to an annual limitation of $3,708 plus any unused limitation from prior years.

86	SEMIANNUAL REPORT	2020

PROXY VOTING INFORMATION	IVY VIP

(UNAUDITED)

Proxy Voting Guidelines

A description of the policies and procedures Ivy Variable Insurance Portfolios uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923-3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

2020	SEMIANNUAL REPORT	87

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY VIP

(UNAUDITED)

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q and/or Form NPORT-EX. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

88	SEMIANNUAL REPORT	2020

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2020	SEMIANNUAL REPORT	89

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90	SEMIANNUAL REPORT	2020

THE IVY FUNDS VARIABLE INSURANCE PORTFOLIOS FAMILY

Global/International Portfolios

Global Equity Income

Global Growth

International Core Equity

Domestic Equity Portfolios

Core Equity

Growth

Mid Cap Growth

Small Cap Core

Small Cap Growth

Value

Fixed Income Portfolios

Corporate Bond

Global Bond

High Income

Limited-Term Bond

Money Market Portfolio

Government Money Market

Specialty Portfolios

Asset Strategy

Balanced

Energy

Natural Resources

Pathfinder Aggressive

Pathfinder Conservative

Pathfinder Moderate

Pathfinder Moderately Aggressive

Pathfinder Moderately Conservative

Pathfinder Moderate — Managed Volatility

Pathfinder Moderately Aggressive — Managed Volatility

Pathfinder Moderately Conservative — Managed Volatility

Science and Technology

Securian Real Estate Securities

The underlying portfolios discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of Ivy Variable Insurance Portfolios. It is not authorized for distribution to prospective investors in a Portfolio unless accompanied with or preceded by the current Portfolio prospectus as well as the variable product prospectus.

2020	SEMIANNUAL REPORT	91

SEMIANN-VIP1 (06/20)

VARIABLE INSURANCE PORTFOLIOS	Semiannual Report JUNE 30, 2020

Ivy Variable Insurance Portfolios

Core Equity	Class II

Corporate Bond	Class II

Global Bond	Class II

Global Equity Income	Class II

Global Growth	Class II

Limited-Term Bond	Class II

Securian Real Estate Securities	Class II

Value	Class II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (SEC), you may not be receiving paper copies of the Fund’s annual or semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company that offers your variable annuity or variable life insurance contract or from your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a shareholder report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by following the instructions provided by the insurance company or by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

CONTENTS	IVY VIP

2	SEMIANNUAL REPORT	2020

PRESIDENT’S LETTER	IVY VIP

JUNE 30, 2020 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

Markets thus far in 2020 have been, to use an overused word, unprecedented. In a matter of months, we have witnessed economic and market moves that typically take an entire market cycle of many years to unfold. Financial markets had been positive in early 2020, as political conflicts, trade uncertainty and global economic growth concerns waned. However, that upward trajectory suddenly reversed in late February 2020 and markets declined in response to two exogenous shocks: the COVID-19 pandemic and the collapse in energy markets. The COVID-19 pandemic caused one of the most rapid and dramatic global economic downturns in history. The U.S. stock markets dropped approximately 35% from peak in February to trough in late March. Global economic activity hit a full stop around the world, as countries and businesses implemented plans to isolate and protect each other. The pause on economic activity, along with a conflict between Russia and Saudi Arabia, caused a historic rout in oil markets. Remarkably, within about 30 days, we moved from a relatively strong domestic economy with financial market indexes hitting record highs, to a global recession.

Governments and central banks have taken unprecedented steps to mitigate the economic blow of social distancing. Monetary policy response has been broader and more rapid than at any other time in history. Global central banks have enacted aggressive stimulus through lower interest rates, quantitative easing (QE) and liquidity provisions, with some developing countries implementing QE for the first time. The U.S. Federal Reserve’s (Fed) response has been the strongest with a broad array of policy measures including an unprecedented pace of QE.

Just as global central banks are acting aggressively, governments around the world are responding with fiscal stimulus. While projected budget deficits for many countries are huge, those figures include loans designed to keep companies afloat and people employed. Up to this point, the fiscal impulse for most major countries is between 5 and 10% of gross domestic product (GDP). This is extremely aggressive both in size and speed of implementation, as we have only been facing this pandemic for a few months. More global fiscal stimulus seems probable. For instance, in addition to the $2.2 trillion CARES (Coronavirus Aid, Relief and Economic Security) Act, we expect another large fiscal stimulus in the U.S. to become law, which will likely include some form of extension to unemployment benefits and provide aid to state and local governments.

Enthusiasm about the economy possibly regaining momentum has been muted by ongoing uncertainty regarding the public health risks of reopening. While volatility has retreated sharply from the record highs of late March, it remains at elevated levels. Recent moves have shown that markets are likely to respond to changes in new COVID-19 cases, both positively and negatively. Since the March 23 trough, the S&P 500 Index has stabilized and experienced a rapid bounce back. Year-to-date as of June 30, the Index is down 3.1%. Given this rebound, investors might wonder if the market is ahead of itself.

As we move forward and examine the investment landscape, we continue to put greater emphasis on the fundamentals and quality of asset classes and sectors. We believe it is important to stay focused on the merits of individual market sectors, industries and company business models when making investment decisions. Those fundamentals historically have tended to outweigh external factors. In today’s environment, we believe there are many high-quality businesses offering attractive entry points and cyclicals that will likely be key beneficiaries as economies continue to recover. Importantly, through this uncertain time, we remain focused on the innovation and management skill within individual companies, the ultimate drivers of long-term stock prices.

Economic Snapshot

	6/30/2020	12/31/2019
S&P 500 Index	3,100.29	3,230.78
MSCI EAFE Index	1,780.58	2,036.94
10-Year Treasury Yield	0.66%	1.92%
U.S. unemployment rate	11.1%	3.5%
30-year fixed mortgage rate	3.13%	3.74%
Oil price per barrel	$39.27	$61.14

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Variable Insurance Portfolios and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2020	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

Expense Example

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2020.

Actual Expenses

The first section in the following table provides information about actual investment values and actual expenses for each share class. You may use the information in this section, together with your initial investment in Portfolio shares, to estimate the expenses that you paid over the period. Simply divide the value of that investment by $1,000 (for example, a $7,500 initial investment divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your investment during this period. In addition, there are fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical investment values and hypothetical expenses for each share class based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical investment values and expenses may not be used to estimate the actual investment value at the end of the period or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs as a shareholder of the Portfolio and do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 in Notes to Financial Statements for further information.

	Actual(1)			Hypothetical(2)

Portfolio	Beginning Account Value 12-31-19	Ending Account Value 6-30-20	Expenses Paid During Period*	Beginning Account Value 12-31-19	Ending Account Value 6-30-20	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Core Equity
Class II	$1,000	$987.60	$4.67	$1,000	$1,020.12	$4.75	0.95%
Corporate Bond
Class II	$1,000	$1,064.30	$4.03	$1,000	$1,020.98	$3.94	0.78%
Global Bond
Class II	$1,000	$1,016.80	$3.93	$1,000	$1,020.97	$3.94	0.78%
Global Equity Income
Class II	$1,000	$863.70	$4.85	$1,000	$1,019.69	$5.25	1.04%
Global Growth
Class II	$1,000	$972.30	$5.52	$1,000	$1,019.25	$5.65	1.13%
Limited-Term Bond
Class II	$1,000	$1,029.90	$4.16	$1,000	$1,020.81	$4.14	0.82%
Securian Real Estate Securities
Class II	$1,000	$867.40	$6.72	$1,000	$1,017.69	$7.26	1.44%
Value
Class II	$1,000	$825.60	$4.56	$1,000	$1,019.85	$5.05	1.01%

4	SEMIANNUAL REPORT	2020

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

*

Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended June 30, 2020, and divided by 366.

(1)

This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other Portfolios.

The above illustrations are based on ongoing costs only.

2020	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS	CORE EQUITY

ALL DATA IS AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Stocks	99.8%
Information Technology	27.2%
Financials	16.4%
Health Care	15.1%
Communication Services	10.6%
Consumer Discretionary	9.9%
Industrials	7.3%
Consumer Staples	7.2%
Utilities	2.2%
Materials	1.6%
Energy	1.5%
Real Estate	0.8%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.2%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
Union Pacific Corp.	Industrials	Railroads
MasterCard, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Morgan Stanley	Financials	Investment Banking & Brokerage
Cisco Systems, Inc.	Information Technology	Communications Equipment
Danaher Corp.	Health Care	Health Care Equipment
Aon plc	Financials	Insurance Brokers
Citigroup, Inc.	Financials	Other Diversified Financial Services

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

6	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	CORE EQUITY (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Cable & Satellite – 1.7%
Charter Communications, Inc., Class A (A)	22	$10,981

Integrated Telecommunication Services – 2.1%
Verizon Communications, Inc.	250	13,804

Interactive Home Entertainment – 1.3%
Take-Two Interactive Software, Inc. (A)	64	8,869

Interactive Media & Services – 3.7%
Alphabet, Inc., Class A (A)	10	13,616
Facebook, Inc., Class A (A)	48	10,812

		24,428

Movies & Entertainment – 1.8%
Netflix, Inc. (A)	27	12,063

Total Communication Services – 10.6%		70,145
Consumer Discretionary

Auto Parts & Equipment – 1.6%
Aptiv plc	136	10,560

Automotive Retail – 2.2%
AutoZone, Inc. (A)	13	14,524

Footwear – 1.5%
NIKE, Inc., Class B	102	9,987

Internet & Direct Marketing Retail – 4.6%
Amazon.com, Inc. (A)	11	29,986

Total Consumer Discretionary – 9.9%		65,057
Consumer Staples

Food Distributors – 0.8%
Sysco Corp.	99	5,387

Household Products – 1.5%
Procter & Gamble Co. (The)	83	9,938

Hypermarkets & Super Centers – 4.2%
Costco Wholesale Corp.	41	12,370
Wal-Mart Stores, Inc.	127	15,206

		27,576

Packaged Foods & Meats – 0.7%
General Mills, Inc.	70	4,342

Total Consumer Staples – 7.2%		47,243
Energy

Oil & Gas Refining & Marketing – 1.5%
Phillips 66	137	9,853

Total Energy – 1.5%		9,853

COMMON STOCKS (Continued)	Shares	Value
Financials

Asset Management & Custody Banks – 3.8%
Apollo Global Management LLC	92	$4,604
Blackstone Group, Inc. (The), Class A	174	9,882
KKR & Co.	335	10,360

		24,846

Consumer Finance – 1.1%
Discover Financial Services	146	7,302

Financial Exchanges & Data – 2.1%
S&P Global, Inc.	41	13,627

Insurance Brokers – 2.4%
Aon plc (A)	82	15,869

Investment Banking & Brokerage – 2.5%
Morgan Stanley	343	16,582

Other Diversified Financial Services – 2.4%
Citigroup, Inc.	309	15,798

Property & Casualty Insurance – 2.1%
Progressive Corp. (The)	173	13,838

Total Financials – 16.4%		107,862
Health Care

Health Care Equipment – 6.0%
Boston Scientific Corp. (A)	220	7,729
Danaher Corp.	91	16,041
Zimmer Holdings, Inc.	132	15,719

		39,489

Health Care Facilities – 1.0%
HCA Holdings, Inc.	68	6,571

Health Care Services – 1.4%
CVS Caremark Corp.	148	9,612

Managed Health Care – 2.3%
UnitedHealth Group, Inc.	51	15,156

Pharmaceuticals – 4.4%
Eli Lilly and Co.	68	11,194
Roche Holdings Ltd. ADR	136	5,884
Zoetis, Inc.	86	11,844

		28,922

Total Health Care – 15.1%		99,750
Industrials

Aerospace & Defense – 2.2%
Lockheed Martin Corp.	40	14,689

Environmental & Facilities Services – 1.3%
Waste Connections, Inc.	89	8,369

Railroads – 2.7%
Union Pacific Corp.	104	17,660

COMMON STOCKS (Continued)	Shares	Value
Trading Companies & Distributors – 1.1%
United Rentals, Inc. (A)	49	$7,272

Total Industrials – 7.3%		47,990
Information Technology

Communications Equipment – 3.8%
Cisco Systems, Inc.	346	16,138
Motorola Solutions, Inc.	66	9,189

		25,327

Data Processing & Outsourced Services – 6.1%
Fidelity National Information Services, Inc.	105	14,023
Fiserv, Inc. (A)	90	8,781
MasterCard, Inc., Class A	58	17,229

		40,033

Electronic Manufacturing Services – 1.6%
TE Connectivity Ltd.	133	10,813

Semiconductors – 3.2%
Analog Devices, Inc.	99	12,189
Texas Instruments, Inc.	71	8,980

		21,169

Systems Software – 7.8%
Microsoft Corp.	254	51,637

Technology Hardware, Storage & Peripherals – 4.7%
Apple, Inc.	84	30,698

Total Information Technology – 27.2%		179,677
Materials

Specialty Chemicals – 1.6%
Sherwin-Williams Co. (The)	19	10,743

Total Materials – 1.6%		10,743
Real Estate

Health Care REITs – 0.8%
Welltower, Inc.	107	5,518

Total Real Estate – 0.8%		5,518
Utilities

Electric Utilities – 2.2%
NextEra Energy, Inc.	61	14,705

Total Utilities – 2.2%		14,705

TOTAL COMMON STOCKS – 99.8%		$658,543
(Cost: $566,235)

2020	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS	CORE EQUITY (in thousands)

JUNE 30, 2020 (UNAUDITED)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (B) – 0.3%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.120%	1,743	$1,743

TOTAL SHORT-TERM SECURITIES – 0.3%		$1,743
(Cost: $1,743)

TOTAL INVESTMENT SECURITIES – 100.1%		$660,286
(Cost: $567,978)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(895)

NET ASSETS – 100.0%		$659,391

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$658,543	$—	$—
Short-Term Securities	1,743	—	—
Total	$660,286	$—	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

8	SEMIANNUAL REPORT	2020

PORTFOLIO HIGHLIGHTS	CORPORATE BOND

ALL DATA IS AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Bonds	96.4%
Corporate Debt Securities	92.9%
Asset-Backed Securities	1.6%
Municipal Bonds – Taxable	1.1%
Other Government Securities	0.5%
United States Government and Government Agency Obligations	0.2%
Mortgage-Backed Securities	0.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.6%

Quality Weightings

Investment Grade	92.8%
AAA	2.4%
AA	7.2%
A	33.9%
BBB	49.3%
Non-Investment Grade	3.6%
BB	3.3%
B	0.2%
Non-rated	0.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.6%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2020	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust,
3.500%, 5-26-22	$1,470	$1,454
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
3.750%, 12-15-27 (A)	807	763
American Airlines Class AA Pass-Through Certificates, Series 2016-2,
3.200%, 6-15-28	1,572	1,481
American Airlines, Inc. Pass-Through Certificates, Series 2016-1, Class AA,
3.575%, 1-15-28	833	806
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class AA,
3.650%, 2-15-29	2,131	2,041
Delta Air Lines, Inc. Pass-Through Certificates, Series 2020AA, Class B,
2.000%, 6-10-28	1,525	1,454
United Airlines Pass-Through Certificates, Series 2016-AA,
3.100%, 7-7-28	2,561	2,459

TOTAL ASSET-BACKED SECURITIES – 1.6%		$10,458
(Cost: $10,795)

CORPORATE DEBT SECURITIES
Communication Services

Advertising – 0.2%
Lamar Media Corp.,
4.875%, 1-15-29 (A)	1,350	1,357

Alternative Carriers – 0.7%
Bell Canada (GTD by BCE, Inc.),
4.300%, 7-29-49	3,554	4,358

Broadcasting – 0.4%
Fox Corp.:
3.500%, 4-8-30	1,075	1,200
5.476%, 1-25-39	250	334
5.576%, 1-25-49	750	1,055

		2,589

Cable & Satellite – 1.4%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
4.464%, 7-23-22	1,800	1,919
3.700%, 4-1-51	650	633
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.900%, 3-1-38	500	593
4.600%, 10-15-38	1,125	1,433
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC),
3.250%, 11-1-39	3,875	4,299

		8,877

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services – 2.5%
AT&T, Inc.:
3.950%, 1-15-25	$1,000	$1,118
2.950%, 7-15-26	2,000	2,163
4.350%, 3-1-29	3,500	4,080
Verizon Communications, Inc.:
4.500%, 8-10-33	3,500	4,358
5.250%, 3-16-37	1,250	1,692
4.812%, 3-15-39	1,684	2,200

		15,611

Interactive Home Entertainment – 0.5%
Activision Blizzard, Inc.,
2.300%, 9-15-21	3,145	3,206

Movies & Entertainment – 0.3%
Walt Disney Co. (The),
4.125%, 6-1-44	1,724	2,081

Publishing – 0.5%
Thomson Reuters Corp.:
3.350%, 5-15-26	850	924
5.850%, 4-15-40	1,500	1,864

		2,788

Wireless Telecommunication Service – 0.9%
Crown Castle Towers LLC,
3.663%, 5-15-25 (A)	2,450	2,613
Sprint Spectrum L.P.,
3.360%, 9-20-21 (A)	1,094	1,107
T-Mobile USA, Inc.,
3.875%, 4-15-30 (A)	1,750	1,951

		5,671

Total Communication Services – 7.4%		46,538
Consumer Discretionary

Apparel Retail – 0.3%
Ross Stores, Inc.,
5.450%, 4-15-50	1,425	1,854

Apparel, Accessories & Luxury Goods – 0.3%
Ralph Lauren Corp.,
2.950%, 6-15-30	2,025	2,090

Automotive Retail – 0.3%
AutoNation, Inc.,
4.750%, 6-1-30	1,700	1,842

Casinos & Gaming – 0.4%
GLP Capital L.P. and GLP Financing II, Inc.:
5.375%, 4-15-26	425	465
4.000%, 1-15-30	640	636
Las Vegas Sands Corp.,
3.500%, 8-18-26	1,595	1,590

		2,691

Education Services – 0.1%
University of Southern California,
3.028%, 10-1-39	500	544

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Footwear – 0.9%
NIKE, Inc.:
3.250%, 3-27-40	$2,500	$2,817
3.375%, 3-27-50	2,575	2,952

		5,769

General Merchandise Stores – 0.7%
Target Corp.,
2.650%, 9-15-30	4,000	4,394

Home Improvement Retail – 0.3%
Home Depot, Inc. (The),
4.200%, 4-1-43	1,670	2,066

Homebuilding – 0.4%
NVR, Inc.,
3.000%, 5-15-30	2,302	2,406

Hotels, Resorts & Cruise Lines – 0.7%
Carnival Corp.,
11.500%, 4-1-23 (A)	320	345
Royal Caribbean Cruises Ltd.:
2.650%, 11-28-20 (B)	1,875	1,819
3.700%, 3-15-28	3,500	2,204

		4,368

Internet & Direct Marketing Retail – 0.9%
Amazon.com, Inc.,
2.500%, 6-3-50	2,900	2,933
Booking Holdings, Inc.,
4.625%, 4-13-30	1,130	1,322
Expedia Group, Inc.:
6.250%, 5-1-25 (A)	1,090	1,164
7.000%, 5-1-25 (A)	117	121

		5,540

Leisure Facilities – 0.2%
Cedar Fair Entertainment Co., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.500%, 5-1-25 (A)	1,050	1,055

Restaurants – 0.2%
Darden Restaurants, Inc.,
4.550%, 2-15-48	1,300	1,237

Total Consumer Discretionary – 5.7%		35,856
Consumer Staples

Agricultural Products – 0.2%
Cargill, Inc.,
2.125%, 4-23-30 (A)	1,000	1,048

Brewers – 0.9%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB):
4.750%, 1-23-29	1,713	2,070
5.550%, 1-23-49	2,550	3,413

		5,483

10	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Drug Retail – 0.4%
CVS Health Corp.:
2.800%, 7-20-20	$75	$75
5.050%, 3-25-48	1,800	2,341

		2,416

Food Distributors – 0.4%
Sysco Corp.:
6.600%, 4-1-40	665	900
6.600%, 4-1-50	1,065	1,463
U.S. Foods, Inc.,
6.250%, 4-15-25 (A)	335	341

		2,704

Food Retail – 0.2%
Alimentation Couche-Tard, Inc.,
2.950%, 1-25-30 (A)	1,600	1,659

Hypermarkets & Super Centers – 0.5%
Walmart, Inc.,
4.050%, 6-29-48	2,275	2,983

Packaged Foods & Meats – 1.8%
Hormel Foods Corp.,
1.800%, 6-11-30	3,500	3,562
Mars, Inc.,
3.950%, 4-1-49 (A)	2,500	3,152
Nestle Holdings, Inc.:
3.900%, 9-24-38 (A)	980	1,217
4.000%, 9-24-48 (A)	400	515
Smithfield Foods, Inc.:
2.650%, 10-3-21 (A)	1,250	1,236
3.350%, 2-1-22 (A)	1,500	1,489

		11,171

Personal Products – 0.4%
Estee Lauder Co., Inc. (The),
4.150%, 3-15-47	1,875	2,367

Soft Drinks – 0.4%
PepsiCo, Inc.:
3.375%, 7-29-49	1,200	1,376
3.625%, 3-19-50	1,275	1,550

		2,926

Tobacco – 1.5%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
3.490%, 2-14-22	1,830	1,909
2.850%, 8-9-22	2,550	2,657
Imperial Brands Finance plc,
3.125%, 7-26-24 (A)	2,700	2,804
Philip Morris International, Inc.:
2.875%, 5-1-24	585	628
2.100%, 5-1-30	1,225	1,262

		9,260

Total Consumer Staples – 6.7%		42,017

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Energy

Integrated Oil & Gas – 0.3%
National Fuel Gas Co.,
5.500%, 1-15-26	$1,875	$1,994

Oil & Gas Equipment & Services – 0.5%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc.,
2.773%, 12-15-22	3,000	3,131

Oil & Gas Exploration & Production – 1.9%
BP Capital Markets plc (GTD by BP plc):
3.216%, 11-28-23	1,000	1,075
3.814%, 2-10-24	3,000	3,300
Canadian Natural Resources Ltd.,
3.850%, 6-1-27	4,950	5,289
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11-15-34	218	242
EQT Corp.:
3.000%, 10-1-22	1,450	1,348
6.125%, 2-1-25	650	648

		11,902

Oil & Gas Refining & Marketing – 0.4%
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps),
0.960%, 2-26-21 (C)	2,000	1,997

Oil & Gas Storage & Transportation – 5.6%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
4.450%, 7-15-27	2,000	2,101
Cheniere Corpus Christi Holdings LLC,
7.000%, 6-30-24	1,075	1,223
Colonial Pipeline Co.,
4.250%, 4-15-48 (A)	1,000	1,134
Colorado Interstate Gas Co.,
4.150%, 8-15-26 (A)	1,000	1,113
Energy Transfer Partners L.P.:
4.200%, 4-15-27	1,000	1,046
6.000%, 6-15-48	1,000	1,037
EQT Midstream Partners L.P.,
4.750%, 7-15-23	1,000	1,009
Kinder Morgan, Inc.,
5.550%, 6-1-45	1,000	1,214
Midwest Connector Capital Co. LLC,
3.900%, 4-1-24 (A)	2,435	2,558
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11-1-24	1,031	1,053
4.500%, 12-15-26	1,750	1,854
Sabal Trail Transmission LLC,
4.246%, 5-1-28 (A)	2,500	2,791
Sabine Pass Liquefaction LLC,
4.200%, 3-15-28	2,150	2,306
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
4.000%, 10-1-27	2,000	2,049

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation (Continued)
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4-1-21	$500	$510
Tennessee Gas Pipeline Co.,
7.000%, 3-15-27	2,000	2,439
TransCanada Corp.,
5.100%, 3-15-49	3,000	3,826
Transcontinental Gas Pipe Line Co. LLC:
3.250%, 5-15-30 (A)	1,225	1,308
4.600%, 3-15-48	1,000	1,137
Williams Partners L.P.,
4.850%, 3-1-48	3,250	3,554

		35,262

Total Energy – 8.7%		54,286
Financials

Asset Management & Custody Banks – 3.0%
Apollo Management Holdings L.P.,
2.650%, 6-5-30 (A)	3,865	3,844
Blackstone Holdings Finance Co. LLC:
2.500%, 1-10-30 (A)	1,475	1,538
3.500%, 9-10-49 (A)	908	939
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.),
4.350%, 4-15-30	3,000	3,385
KKR Group Finance Co. III LLC,
5.125%, 6-1-44 (A)	1,885	2,266
National Securities Clearing Corp.,
1.500%, 4-23-25 (A)	5,000	5,114
Owl Rock Capital Corp.:
5.250%, 4-15-24	675	706
4.000%, 3-30-25	1,025	1,012

		18,804

Consumer Finance – 0.5%
Ford Motor Credit Co. LLC:
5.875%, 8-2-21	1,500	1,515
3.810%, 1-9-24	1,500	1,440
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.200%, 7-6-21	500	506

		3,461

Diversified Banks – 7.9%
Banco Santander S.A.,
3.500%, 4-11-22	1,250	1,300
Bank of America Corp.:
2.503%, 10-21-22	4,000	4,095
5.875%, 9-15-66	2,000	2,043
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps),
1.311%, 2-5-26 (C)	4,000	3,947
Bank of New York Mellon Corp. (The),
3.550%, 9-23-21	1,250	1,295

2020	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
BB&T Corp.,
2.750%, 4-1-22	$3,500	$3,629
Citizens Bank N.A.,
3.250%, 2-14-22	1,050	1,087
Commonwealth Bank of Australia,
2.000%, 9-6-21 (A)	1,500	1,528
Danske Bank A.S.,
2.700%, 3-2-22 (A)	1,300	1,342
Fifth Third Bank N.A.:
2.250%, 6-14-21	500	508
3.350%, 7-26-21	1,500	1,541
ING Groep N.V.,
3.550%, 4-9-24	1,325	1,442
Korea Development Bank,
3.000%, 3-19-22	1,125	1,163
Mitsubishi UFJ Financial Group, Inc.:
2.998%, 2-22-22	500	518
3.218%, 3-7-22	2,000	2,085
Mizuho Financial Group, Inc.,
2.953%, 2-28-22	3,000	3,111
Santander Holdings USA, Inc.,
3.400%, 1-18-23	1,000	1,041
Toronto-Dominion Bank,
3.250%, 3-11-24	1,275	1,389
Truist Financial Corp.,
3.875%, 3-19-29	2,455	2,784
U.S. Bancorp,
3.375%, 2-5-24	704	769
U.S. Bank N.A.,
3.450%, 11-16-21	3,500	3,638
Wells Fargo & Co.:
2.100%, 7-26-21	1,000	1,018
3.069%, 1-24-23	1,500	1,554
4.300%, 7-22-27	2,580	2,959
4.150%, 1-24-29	1,000	1,173
4.478%, 4-4-31	1,275	1,544
Westpac Banking Corp.,
2.000%, 8-19-21	1,000	1,018

		49,521

Diversified Capital Markets – 0.3%
Credit Suisse Group AG,
3.574%, 1-9-23 (A)	2,000	2,075

Financial Exchanges & Data – 0.3%
S&P Global, Inc.,
3.250%, 12-1-49	2,000	2,198

Insurance Brokers – 1.4%
Brown & Brown, Inc.,
4.200%, 9-15-24	2,554	2,769
Marsh & McLennan Cos., Inc.:
3.500%, 12-29-20	1,000	1,015
2.750%, 1-30-22	2,000	2,065
Willis North America, Inc.,
2.950%, 9-15-29	2,500	2,649

		8,498

Investment Banking & Brokerage – 3.5%
Credit Suisse Group Funding (Guernsey) Ltd.,
3.125%, 12-10-20	1,000	1,011

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage (Continued)
Daiwa Securities Group, Inc.,
3.129%, 4-19-22 (A)	$1,000	$1,030
Goldman Sachs Group, Inc. (The):
3.000%, 4-26-22	1,000	1,019
2.905%, 7-24-23	1,000	1,039
4.250%, 10-21-25	3,250	3,663
3.500%, 11-16-26	2,000	2,200
4.017%, 10-31-38	1,500	1,752
Morgan Stanley:
5.000%, 11-24-25	2,150	2,512
3.875%, 1-27-26	3,850	4,355
2.699%, 1-22-31	1,500	1,593
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps),
2.420%, 10-24-23 (C)	1,500	1,516

		21,690

Life & Health Insurance – 3.3%
Aflac, Inc.,
4.750%, 1-15-49	2,250	2,897
MetLife Global Funding I,
1.950%, 9-15-21 (A)	2,000	2,033
Metropolitan Life Insurance Co.,
3.450%, 10-9-21 (A)	3,000	3,108
New York Life Global Funding,
2.900%, 1-17-24 (A)	5,500	5,899
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9-30-47 (A)	3,000	3,429
Principal Life Global Funding II,
3.000%, 4-18-26 (A)	1,000	1,103
Protective Life Global Funding,
2.700%, 11-25-20 (A)	1,000	1,009
Sumitomo Life Insurance Co.,
4.000%, 9-14-77 (A)	1,000	1,070

		20,548

Multi-Line Insurance – 0.3%
Aon Corp. (GTD by Aon plc),
3.750%, 5-2-29	1,608	1,841

Other Diversified Financial Services – 4.0%
Citigroup, Inc.:
3.500%, 5-15-23	2,000	2,135
3.875%, 3-26-25	2,000	2,178
3.520%, 10-27-28	1,750	1,928
2.666%, 1-29-31	1,925	1,998
4.412%, 3-31-31	1,300	1,538
4.700%, 7-30-68	850	754
5.000%, 3-12-69	2,500	2,353
JPMorgan Chase & Co.:
3.220%, 3-1-25	6,000	6,457
4.493%, 3-24-31	3,000	3,665
4.000%, 10-1-68	1,650	1,444
5.000%, 2-1-69	1,000	962

		25,412

Regional Banks – 1.3%
PNC Bank N.A.:
2.450%, 11-5-20	264	265
3.300%, 10-30-24	1,000	1,101

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Regional Banks (Continued)
PNC Financial Services Group, Inc. (The):
2.600%, 7-23-26	$1,875	$2,034
3.450%, 4-23-29	2,000	2,307
SunTrust Banks, Inc.,
3.200%, 4-1-24	2,500	2,711

		8,418

Reinsurance – 0.3%
Reinsurance Group of America, Inc.,
3.900%, 5-15-29	1,700	1,852

Specialized Finance – 1.0%
Air Lease Corp.,
3.000%, 2-1-30	1,075	996
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
4.420%, 6-15-21 (A)	3,000	3,084
Fidelity National Financial, Inc.,
3.400%, 6-15-30	1,850	1,925

		6,005

Total Financials – 27.1%		170,323
Health Care

Biotechnology – 1.0%
Amgen, Inc.:
3.875%, 11-15-21	2,071	2,149
4.950%, 10-1-41	1,500	1,939
Biogen, Inc.,
3.150%, 5-1-50	2,080	2,003

		6,091

Health Care Distributors – 0.4%
McKesson Corp.,
3.650%, 11-30-20	2,500	2,532

Health Care Equipment – 1.2%
Becton Dickinson & Co.,
2.894%, 6-6-22	3,000	3,104
Boston Scientific Corp.,
4.550%, 3-1-39	1,875	2,303
Zimmer Biomet Holdings, Inc.:
3.550%, 3-20-30	750	809
5.750%, 11-30-39	725	925

		7,141

Health Care Services – 0.4%
Cigna Corp.,
3.400%, 9-17-21	2,500	2,585

Health Care Supplies – 1.0%
Abbott Laboratories,
4.750%, 11-30-36	1,900	2,556
Dentsply Sirona, Inc.,
3.250%, 6-1-30	2,523	2,643
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.400%, 9-23-21	1,000	1,020

		6,219

12	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Life Sciences Tools & Services – 0.5%
PerkinElmer, Inc.,
3.300%, 9-15-29	$1,700	$1,822
Thermo Fisher Scientific, Inc.,
4.497%, 3-25-30	1,225	1,515

		3,337

Managed Health Care – 1.5%
Humana, Inc.,
2.900%, 12-15-22	5,000	5,228
UnitedHealth Group, Inc.:
3.500%, 2-15-24	2,500	2,751
2.000%, 5-15-30	425	445
3.700%, 8-15-49	1,000	1,182

		9,606

Pharmaceuticals – 2.2%
Bayer U.S. Finance LLC,
3.000%, 10-8-21 (A)	1,500	1,540
Elanco Animal Health, Inc.:
3.912%, 8-27-21	1,250	1,275
5.022%, 8-28-23 (D)	1,500	1,575
Merck & Co., Inc.,
2.450%, 6-24-50	1,250	1,254
Novartis Capital Corp. (GTD by Novartis AG),
2.750%, 8-14-50	3,250	3,432
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc),
3.500%, 3-15-21	1,000	1,001
Pfizer, Inc.,
3.900%, 3-15-39	500	617
Zoetis, Inc.,
4.700%, 2-1-43	2,500	3,302

		13,996

Total Health Care – 8.2%		51,507
Industrials

Aerospace & Defense – 2.0%
BAE Systems Holdings, Inc.,
3.850%, 12-15-25 (A)	1,500	1,660
Boeing Co. (The):
1.650%, 10-30-20 (B)	500	501
2.950%, 2-1-30	2,000	1,953
3.750%, 2-1-50	3,375	3,047
L3Harris Technologies, Inc.,
4.400%, 6-15-28	1,250	1,478
Raytheon Technologies Corp.:
2.250%, 7-1-30	1,050	1,095
3.125%, 7-1-50	625	667
Rockwell Collins, Inc.,
2.800%, 3-15-22 (A)	1,500	1,547
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.),
4.600%, 6-15-28	720	578

		12,526

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Agricultural & Farm Machinery – 0.2%
CNH Industrial Capital LLC (GTD by CNH Industrial Capital America LLC and New Holland Credit Co. LLC),
1.950%, 7-2-23	$1,050	$1,057

Airlines – 0.8%
Aviation Capital Group Corp.,
2.875%, 1-20-22 (A)	3,000	2,867
Southwest Airlines Co.,
5.250%, 5-4-25	815	860
Sydney Airport Finance,
3.625%, 4-28-26 (A)	1,000	1,048

		4,775

Building Products – 0.3%
Allegion plc,
3.500%, 10-1-29	1,700	1,782
Masco Corp.,
4.500%, 5-15-47	250	262

		2,044

Construction Machinery & Heavy Trucks – 0.3%
Oshkosh Corp.,
3.100%, 3-1-30	1,800	1,812

Diversified Support Services – 0.3%
Genpact Luxembourg S.a.r.l. (GTD by Genpact Ltd.),
3.375%, 12-1-24	1,500	1,548

Environmental & Facilities Services – 1.2%
Republic Services, Inc.,
3.050%, 3-1-50	3,000	3,063
Waste Connections, Inc.,
3.500%, 5-1-29	1,549	1,739
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
4.100%, 3-1-45	2,500	2,989

		7,791

Industrial Conglomerates – 0.5%
Carlisle Cos., Inc.,
2.750%, 3-1-30	1,800	1,852
Honeywell International, Inc.,
1.950%, 6-1-30	1,050	1,097

		2,949

Industrial Machinery – 0.6%
IDEX Corp.,
3.000%, 5-1-30	1,670	1,743
Roper Technologies, Inc.,
2.950%, 9-15-29	2,000	2,184

		3,927

Railroads – 1.0%
Burlington Northern Santa Fe LLC,
4.550%, 9-1-44	1,000	1,314
Kansas City Southern,
4.300%, 5-15-43	1,475	1,752

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Railroads (Continued)
Union Pacific Corp.:
3.550%, 8-15-39	$1,875	$2,103
3.250%, 2-5-50	1,200	1,312

		6,481

Research & Consulting Services – 1.0%
CoStar Group, Inc.,
2.800%, 7-15-30 (A)	1,250	1,279
RELX Capital, Inc. (GTD by RELX plc),
4.000%, 3-18-29	2,375	2,757
Verisk Analytics, Inc.,
4.125%, 3-15-29	2,050	2,395

		6,431

Total Industrials – 8.2%		51,341
Information Technology

Application Software – 1.5%
Adobe, Inc.,
2.300%, 2-1-30	3,000	3,239
Autodesk, Inc.,
2.850%, 1-15-30	1,100	1,211
Infor, Inc.,
1.750%, 7-15-25 (A)	3,270	3,284
Intuit, Inc.:
1.350%, 7-15-27	415	417
1.650%, 7-15-30	1,040	1,036
NXP Semiconductors N.V., NXP B.V. and NXP Funding LLC,
4.300%, 6-18-29 (A)	274	311

		9,498

Communications Equipment – 0.5%
Motorola Solutions, Inc.,
4.600%, 5-23-29	2,825	3,261

Data Processing & Outsourced Services – 1.0%
PayPal Holdings, Inc.:
2.650%, 10-1-26	2,750	2,988
2.300%, 6-1-30	3,000	3,118

		6,106

Electronic Components – 0.4%
Amphenol Corp.,
2.050%, 3-1-25	695	725
Maxim Integrated Products, Inc.,
3.450%, 6-15-27	1,700	1,856

		2,581

IT Consulting & Other Services – 0.1%
Leidos, Inc. (GTD by Leidos Holdings, Inc.),
4.375%, 5-15-30 (A)	525	591

Semiconductor Equipment – 0.5%
Applied Materials, Inc.,
2.750%, 6-1-50	1,225	1,249
Lam Research Corp.:
3.750%, 3-15-26	1,275	1,457
2.875%, 6-15-50	415	429

		3,135

2020	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Semiconductors – 3.7%
Broadcom, Inc.:
3.459%, 9-15-26 (A)	$906	$973
5.000%, 4-15-30 (A)	2,000	2,298
Intel Corp.:
4.000%, 12-15-32	1,500	1,855
4.100%, 5-19-46	4,000	5,040
Microchip Technology, Inc.,
3.922%, 6-1-21	2,750	2,803
QUALCOMM, Inc.:
4.800%, 5-20-45	500	654
4.300%, 5-20-47	1,500	1,870
Texas Instruments, Inc.,
3.875%, 3-15-39	3,500	4,338
Xilinx, Inc.,
2.375%, 6-1-30	3,125	3,216

		23,047

Systems Software – 0.9%
Microsoft Corp.,
3.450%, 8-8-36	4,500	5,426

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.:
2.400%, 5-3-23	2,895	3,060
4.500%, 2-23-36	2,500	3,297
NetApp, Inc.,
3.375%, 6-15-21	1,038	1,061
Seagate HDD Cayman (GTD by Seagate Technology plc),
5.750%, 12-1-34	875	964

		8,382

Total Information Technology – 9.9%		62,027
Materials

Construction Materials – 0.2%
Martin Marietta Materials, Inc.,
2.500%, 3-15-30	1,250	1,259

Diversified Metals & Mining – 0.2%
Anglo American Capital plc,
3.750%, 4-10-22 (A)	1,500	1,543

Fertilizers & Agricultural Chemicals – 0.3%
Nutrien Ltd.,
5.250%, 1-15-45	1,320	1,631

Metal & Glass Containers – 0.2%
Colonial Enterprises, Inc.,
3.250%, 5-15-30 (A)	1,025	1,111

Paper Packaging – 0.1%
International Paper Co.,
4.400%, 8-15-47	750	877

Specialty Chemicals – 0.6%
Ecolab, Inc.,
4.800%, 3-24-30	850	1,078

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialty Chemicals (Continued)
Methanex Corp.,
5.250%, 3-1-22	$2,404	$2,365

		3,443

Total Materials – 1.6%		9,864
Real Estate

Health Care REITs – 0.2%
Healthpeak Properties, Inc.,
2.875%, 1-15-31	1,025	1,052

Industrial REITs – 0.1%
Aircastle Ltd.,
5.500%, 2-15-22	598	604

Specialized REITs – 3.0%
American Tower Corp.:
3.070%, 3-15-23 (A)	1,500	1,535
3.000%, 6-15-23	2,500	2,666
4.400%, 2-15-26	1,000	1,155
American Tower Trust I,
3.652%, 3-23-28 (A)	1,000	1,080
Crown Castle International Corp.:
2.250%, 9-1-21	500	504
5.250%, 1-15-23	1,027	1,143
3.200%, 9-1-24	1,250	1,356
4.000%, 3-1-27	2,000	2,273
CubeSmart L.P. (GTD by CubeSmart),
4.375%, 2-15-29	1,615	1,877
Public Storage, Inc.,
3.385%, 5-1-29	1,500	1,732
Ventas Realty L.P. (GTD by Ventas, Inc.):
2.650%, 1-15-25	1,875	1,880
4.875%, 4-15-49	1,500	1,640

		18,841

Total Real Estate – 3.3%		20,497
Utilities

Electric Utilities – 3.3%
Appalachian Power Co.,
4.500%, 3-1-49	1,500	1,860
CenterPoint Energy, Inc.:
4.250%, 11-1-28	1,683	1,956
2.950%, 3-1-30	750	797
Commonwealth Edison Co.,
3.650%, 6-15-46	3,000	3,513
Duke Energy Indiana LLC,
3.750%, 5-15-46	1,000	1,161
Entergy Corp.,
2.800%, 6-15-30	1,225	1,290
National Rural Utilities Cooperative Finance Corp.,
4.400%, 11-1-48	2,000	2,586
Southern California Edison Co.,
4.125%, 3-1-48	1,525	1,781
Southern Co. (The),
4.400%, 7-1-46	1,875	2,220

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electric Utilities (Continued)
Virginia Electric and Power Co., Series B,
4.600%, 12-1-48	$1,500	$1,975
Wisconsin Electric Power Co.:
4.250%, 6-1-44	250	288
4.300%, 10-15-48	1,250	1,538

		20,965

Gas Utilities – 0.3%
Southern California Gas Co.,
4.300%, 1-15-49	1,500	1,907

Independent Power Producers & Energy Traders – 0.4%
Black Hills Corp.,
4.350%, 5-1-33	2,000	2,275

Multi-Utilities – 1.6%
Ameren Corp.,
3.500%, 1-15-31	850	950
Baltimore Gas and Electric Co.,
4.250%, 9-15-48	1,500	1,872
Dominion Energy, Inc.,
3.600%, 3-15-27	2,000	2,212
Dominion Resources, Inc.,
2.750%, 1-15-22	3,000	3,073
Public Service Electric and Gas Co.,
1.900%, 3-15-21	2,000	2,019

		10,126

Water Utilities – 0.5%
American Water Capital Corp.,
4.150%, 6-1-49	2,500	3,097

Total Utilities – 6.1%		38,370

TOTAL CORPORATE DEBT SECURITIES – 92.9%		$582,626
(Cost: $544,887)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index),
3.760%, 3-25-35 (C)	909	708

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$708
(Cost: $905)

MUNICIPAL BONDS – TAXABLE
New York – 0.6%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3-1-29 (A)	2,805	3,832

14	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2020 (UNAUDITED)

MUNICIPAL BONDS – TAXABLE (Continued)	Principal	Value
Ohio – 0.4%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A,
3.798%, 12-1-46	$2,000	$2,520

Pennsylvania – 0.1%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable – Build America Bonds),
4.750%, 7-15-22	750	751

TOTAL MUNICIPAL BONDS – TAXABLE – 1.1%		$7,103
(Cost: $5,556)

OTHER GOVERNMENT SECURITIES (E)
Canada – 0.5%
Province de Quebec,
7.140%, 2-27-26	2,500	3,289

TOTAL OTHER GOVERNMENT SECURITIES – 0.5%		$3,289
(Cost: $2,682)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.2%
Tennessee Valley Authority,
2.875%, 2-1-27	1,000	1,133

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations – 0.0%
Government National Mortgage Association Agency REMIC/CMO,
0.004%, 6-17-45 (A)(F)	$11	$—	*

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$1,133
(Cost: $1,001)

SHORT-TERM SECURITIES	Shares
Money Market Funds (H) – 3.4%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
0.100% (G)	1,671	1,671
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.120%	19,724	19,724

		21,395

TOTAL SHORT-TERM SECURITIES – 3.4%		$21,395
(Cost: $21,395)

TOTAL INVESTMENT SECURITIES – 99.8%		$626,712
(Cost: $587,221)

CASH AND OTHER ASSETS, NET OF LIABILITIES (I) – 0.2%		1,111

NET ASSETS – 100.0%		$627,823

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $99,751 or 15.9% of net assets.

(B)	All or a portion of securities with an aggregate value of $1,838 are on loan.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2020.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at June 30, 2020.

(I)	Cash of $114 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Short	67	9-30-20	6,700	$(9,325)	$(19)

2020	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS	CORPORATE BOND (in thousands)

JUNE 30, 2020 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$10,458	$—
Corporate Debt Securities	—	582,626	—
Mortgage-Backed Securities	—	708	—
Municipal Bonds	—	7,103	—
Other Government Securities	—	3,289	—
United States Government Agency Obligations	—	1,133	—
Short-Term Securities	21,395	—	—
Total	$21,395	$605,317	$—
Liabilities
Futures Contracts	$19	$—	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

16	SEMIANNUAL REPORT	2020

PORTFOLIO HIGHLIGHTS	GLOBAL BOND

ALL DATA IS AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Bonds	97.4%
Corporate Debt Securities	84.4%
Other Government Securities	8.4%
United States Government and Government Agency Obligations	4.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.6%

Quality Weightings

Investment Grade	67.6%
AAA	3.5%
AA	3.3%
A	21.2%
BBB	39.6%
Non-Investment Grade	29.8%
BB	18.1%
B	8.0%
CCC	2.4%
Below CCC	0.8%
Non-rated	0.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.6%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

North America	30.3%
United States	20.9%
Mexico	6.6%
Other North America	2.8%
Europe	23.0%
United Kingdom	7.8%
Netherlands	6.4%
Other Europe	8.8%
South America	19.4%
Brazil	5.7%
Chile	4.6%
Other South America	9.1%
Pacific Basin	17.6%
South Korea	3.5%
Other Pacific Basin	14.1%
Middle East	4.5%
Bahamas/Caribbean	1.6%
Africa	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.6%

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2020	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Argentina

Energy – 0.8%
Pampa Energia S.A.
7.500%, 1-24-27 (A)	$150	$121
Pan American Energy LLC
7.875%, 5-7-21	33	33

		154

Total Argentina – 0.8%		$154
Australia

Utilities – 1.1%
Ausgrid Finance Pty Ltd.
3.850%, 5-1-23 (A)	200	210

Total Australia – 1.1%		$210
Austria

Consumer Staples – 1.0%
JBS Investments II GmbH (GTD by JBS S.A.)
5.750%, 1-15-28 (A)	200	198

Total Austria – 1.0%		$198
Bermuda

Consumer Staples – 0.5%
Bacardi Ltd.
4.450%, 5-15-25 (A)	100	109

Total Bermuda – 0.5%		$109
Brazil

Industrials – 1.0%
Cosan Ltd.
5.500%, 9-20-29 (A)	200	190

Materials – 3.6%
CSN Resources S.A.
7.625%, 2-13-23 (A)	200	186
Fibria Overseas Finance Ltd.
4.000%, 1-14-25	150	155
Nexa Resources S.A.
6.500%, 1-18-28 (A)	200	203
Vale Overseas Ltd.
6.250%, 8-10-26	150	176

		720

Utilities – 1.1%
Aegea Finance S.a.r.l.
5.750%, 10-10-24 (A)	200	203

Total Brazil – 5.7%		$1,113
Canada

Consumer Staples – 0.3%
Alimentation Couche-Tard, Inc.
2.700%, 7-26-22 (A)	60	62

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Energy – 0.6%
TransCanada PipeLines Ltd.
4.250%, 5-15-28	$100	$115

Financials – 0.9%
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.)
4.350%, 4-15-30	100	113
Royal Bank of Canada
4.650%, 1-27-26	50	58

		171

Materials – 1.0%
First Quantum Minerals Ltd.
6.875%, 3-1-26 (A)	200	189

Total Canada – 2.8%		$537
Cayman Islands

Financials – 0.8%
Itau Unibanco Holdings S.A.
4.625%, 8-27-68 (A)	200	165

Industrials – 0.3%
LATAM Finance Ltd.
7.000%, 3-1-26 (A)(B)	200	54

Total Cayman Islands – 1.1%		$219
Chile

Energy – 0.9%
GeoPark Ltd.
6.500%, 9-21-24 (A)	200	184

Financials – 1.0%
Banco del Estado de Chile
2.704%, 1-9-25 (A)	200	206

Industrials – 1.1%
Empresa de Transporte de Pasajeros Metro S.A.
3.650%, 5-7-30 (A)	200	216

Materials – 1.1%
Celulosa Arauco y Constitucion S.A.
4.500%, 8-1-24	200	211

Utilities – 0.5%
Enel Chile S.A.
4.875%, 6-12-28	80	89

Total Chile – 4.6%		$906
China

Communication Services – 2.1%
Tencent Holdings Ltd.
2.985%, 1-19-23 (A)	200	208

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Communication Services (Continued)
Weibo Corp.
3.500%, 7-5-24	$200	$207

		415

Consumer Discretionary – 1.1%
Alibaba Group Holding Ltd.
3.400%, 12-6-27	200	222

Total China – 3.2%		$637
Columbia

Financials – 1.1%
Banco de Bogota S.A.
5.375%, 2-19-23 (A)	200	207

Utilities – 1.4%
Emgesa S.A. E.S.P.
8.750%, 1-25-21 (C)	COP302,000	82
Empresas Publicas de Medellin E.S.P.
4.250%, 7-18-29 (A)	$200	200

		282

Total Columbia – 2.5%		$489
Denmark

Financials – 1.0%
Danske Bank A.S.
2.700%, 3-2-22 (A)	200	206

Total Denmark – 1.0%		$206
France

Financials – 1.0%
BNP Paribas S.A.
7.625%, 12-29-49 (A)	200	203

Total France – 1.0%		$203
Hong Kong

Financials – 1.1%
Bangkok Bank Public Co. Ltd.
4.050%, 3-19-24 (A)	200	216

Total Hong Kong – 1.1%		$216
India

Utilities – 2.0%
Adani Electricity Mumbai Ltd.
3.949%, 2-12-30 (A)	200	186
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd.
6.250%, 12-10-24 (A)	200	209

		395

Total India – 2.0%		$395

18	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Indonesia

Utilities – 2.3%
Perusahaan Listrik Negara:
5.450%, 5-21-28 (A)	$200	$230
5.375%, 1-25-29 (A)	200	231

		461

Total Indonesia – 2.3%		$461
Isle of Man

Consumer Discretionary – 1.0%
GOHL Capital Ltd.
4.250%, 1-24-27	200	202

Total Isle of Man – 1.0%		$202
Japan

Financials – 1.8%
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7-25-27	100	110
Sumitomo Mitsui Financial Group, Inc.:
3.748%, 7-19-23	110	119
3.936%, 10-16-23	100	110

		339

Total Japan – 1.8%		$339
Luxembourg

Consumer Staples – 1.0%
Minerva Luxembourg S.A.
5.875%, 1-19-28 (A)	200	194

Industrials – 1.1%
Rumo Luxembourg S.a.r.l.
7.375%, 2-9-24 (A)	200	210

Total Luxembourg – 2.1%		$404
Mexico

Consumer Staples – 1.1%
Grupo Bimbo S.A.B. de C.V.
3.875%, 6-27-24 (A)	200	215

Energy – 0.5%
Petroleos Mexicanos
6.490%, 1-23-27 (A)	100	91

Financials – 0.8%
Banco Santander S.A.
4.125%, 11-9-22 (A)	150	156

Industrials – 2.2%
Aerovias de Mexico S.A. de C.V. (GTD by Grupo Aeromexico S.A.B. de C.V.)
7.000%, 2-5-25 (A)(B)	200	46
Alfa S.A.B. de C.V.
5.250%, 3-25-24 (A)	200	213
Grupo Kuo S.A.B. de C.V.
5.750%, 7-7-27 (A)	200	184

		443

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Materials – 1.0%
CEMEX S.A.B. de C.V.
7.750%, 4-16-26 (A)	$200	$204

Total Mexico – 5.6%		$1,109
Netherlands

Communication Services – 1.0%
VTR Finance B.V.
6.875%, 1-15-24 (A)	200	204

Consumer Discretionary – 1.1%
Prosus N.V.
3.680%, 1-21-30 (A)	200	209

Financials – 2.3%
Enel Finance International N.V.
4.625%, 9-14-25 (A)	200	228
Syngenta Finance N.V.
5.182%, 4-24-28 (A)	200	213

		441

Health Care – 1.1%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.)
6.750%, 3-1-28 (D)	200	211

Materials – 0.9%
Braskem Netherlands B.V.
4.500%, 1-31-30 (A)	200	183

Total Netherlands – 6.4%		$1,248
Nigeria

Financials – 1.0%
Africa Finance Corp.
4.375%, 4-17-26 (A)	200	210

Total Nigeria – 1.0%		$210
Norway

Energy – 1.6%
Aker BP ASA:
6.000%, 7-1-22 (A)	150	153
4.750%, 6-15-24 (A)	150	151

		304

Total Norway – 1.6%		$304
Peru

Financials – 0.8%
Banco de Credito del Peru
4.250%, 4-1-23 (A)	150	158

Utilities – 0.9%
Fenix Power Peru S.A.
4.317%, 9-20-27	185	182

Total Peru – 1.7%		$340

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Qatar

Energy – 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298%, 9-30-20 (A)	$14	$14

Total Qatar – 0.0%		$14
Singapore

Consumer Staples – 0.5%
Olam International Ltd.
7.500%, 8-12-20	100	101

Total Singapore – 0.5%		$101
South Korea

Financials – 3.5%
Hyundai Capital Services, Inc.
2.983%, 8-29-22 (A)	210	215
Korea Development Bank
3.250%, 2-19-24	200	216
Woori Bank
2.625%, 7-20-21 (A)	250	254

		685

Total South Korea – 3.5%		$685
Spain

Financials – 1.1%
Banco Santander S.A.
2.706%, 6-27-24	200	210

Total Spain – 1.1%		$210
United Arab Emirates

Consumer Discretionary – 1.0%
GEMS MENASA Cayman Ltd. and GEMS Education Delaware LLC
7.125%, 7-31-26 (A)	200	190

Energy – 1.1%
Abu Dhabi National Energy Co.
4.375%, 4-23-25 (A)	200	223

Total United Arab Emirates – 2.1%		$413
United Kingdom

Communication Services – 1.0%
Liquid Telecommunications Financing plc (GTD by Liquid Telecommunications Holdings Ltd.)
8.500%, 7-13-22 (A)	200	197

Consumer Staples – 2.1%
Imperial Tobacco Finance plc
3.750%, 7-21-22 (A)	200	209
MARB BondCo plc
6.875%, 1-19-25 (A)	200	199

		408

2020	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials – 4.7%
ANZ New Zealand International Ltd.
3.450%, 1-21-28 (A)	$200	$228
HSBC Holdings plc
4.583%, 6-19-29	300	347
Royal Bank of Scotland Group plc (The)
6.000%, 12-19-23	100	112
State Bank of India
4.875%, 4-17-24 (A)	200	215

		902

Total United Kingdom - 7.8%		$1,507
United States – 0.0%

Communication Services – 1.2%
T-Mobile USA, Inc.
6.000%, 3-1-23	230	231

Consumer Discretionary – 1.6%
Ross Stores, Inc.
4.800%, 4-15-30	80	96
Volkswagen Group of America, Inc.
4.250%, 11-13-23 (A)	200	219

		315

Consumer Staples – 3.2%
Bunge Ltd. Finance Corp.
3.500%, 11-24-20	250	252
Keurig Dr Pepper, Inc.
4.597%, 5-25-28	125	150
Reynolds American, Inc.
4.450%, 6-12-25	200	225

		627

Financials – 5.7%
Bank of America Corp.
3.593%, 7-21-28	125	140
BBVA Bancomer S.A.
5.875%, 9-13-34 (A)	200	195
Citigroup, Inc.
3.520%, 10-27-28	125	138
Ford Motor Credit Co. LLC
3.096%, 5-4-23	200	189
Goldman Sachs Group, Inc. (The)
3.814%, 4-23-29	100	113
JPMorgan Chase & Co.:
3.540%, 5-1-28	118	131
4.000%, 10-1-68	50	44
TerraForm Global Operating LLC (GTD by TerraForm Global LLC)
6.125%, 3-1-26 (A)	50	49
Wells Fargo & Co.
4.300%, 7-22-27	125	143

		1,142

Health Care – 0.9%
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21 (A)	100	102
4.500%, 1-15-23 (A)	75	79

		181

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrials – 1.2%
Azul Investments LLP
5.875%, 10-26-24 (A)	$200	$93
BAE Systems Holdings, Inc.
3.800%, 10-7-24 (A)	75	82
Boeing Co. (The)
4.508%, 5-1-23	50	53

		228

Information Technology – 0.6%
Broadcom, Inc.
5.000%, 4-15-30 (A)	100	115

Materials – 1.4%
Freeport-McMoRan, Inc.
4.250%, 3-1-30	170	165
Glencore Funding LLC
4.125%, 3-12-24 (A)	100	107

		272

Real Estate – 0.5%
Aircastle Ltd.
4.400%, 9-25-23	100	97

Total United States – 16.3%		$3,208
Uruguay

Industrials – 0.3%
Navios South American Logistics, Inc. and Navios Logistics Finance (U.S.), Inc.
10.750%, 7-1-25 (A)	70	72

Total Uruguay – 0.3%		$72
Venezuela

Financials – 0.9%
Corporacion Andina de Fomento:
3.250%, 2-11-22	150	154
2.375%, 5-12-23	30	31

		185

Total Venezuela – 0.9%		$185

TOTAL CORPORATE DEBT SECURITIES – 84.4%		$16,604
(Cost: $16,335)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 0.5%
Republic of Argentina:
6.875%, 4-22-21 (B)	150	63
5.625%, 1-26-22 (B)	100	41

		104

Costa Rica – 1.0%
Costa Rica Government Bond
4.250%, 1-26-23 (A)	200	189

OTHER GOVERNMENT SECURITIES (E) (Continued)	Principal	Value
Mexico – 1.0%
United Mexican States
3.250%, 4-16-30	$200	$198

Panama – 1.1%
Republic of Panama
3.750%, 4-17-26	200	209

Qatar – 1.1%
Qatar Government Bond
3.875%, 4-23-23	200	215

Saudi Arabia – 1.3%
Saudi Arabia Government Bond
2.375%, 10-26-21 (A)	250	254

Turkey – 1.0%
Turkey Government Bond
6.350%, 8-10-24	200	202

Uruguay – 0.3%
Republica Orient Uruguay
4.500%, 8-14-24 (D)	50	55

Vietnam – 1.1%
Vietnam Government Bond
4.800%, 11-19-24 (A)	200	218

TOTAL OTHER GOVERNMENT SECURITIES – 8.4%		$1,644
(Cost: $1,740)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 4.6%
U.S. Treasury Notes:
1.500%, 1-15-23	150	155
2.125%, 9-30-24	100	108
2.250%, 11-15-25	150	165
2.375%, 5-15-27	125	141
1.625%, 8-15-29	100	109
1.750%, 11-15-29	200	221

		899

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.6%		$899
(Cost: $825)

SHORT-TERM SECURITIES	Shares
Money Market Funds (F) – 2.1%
State Street Institutional U.S. Government Money Market Fund – Premier Class
0.120%	297	297

20	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2020 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Shares	Value
Money Market Funds (F) (Continued)
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
0.100% (G)	118	$118

		415

TOTAL SHORT-TERM SECURITIES – 2.1%		$415
(Cost: $415)

TOTAL INVESTMENT SECURITIES – 99.5%		$19,562
(Cost: $19,315)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		90

NET ASSETS – 100.0%		$19,652

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $11,532 or 58.7% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP - Columbian Peso).

(D)	All or a portion of securities with an aggregate value of $115 are on loan.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Rate shown is the annualized 7-day yield at June 30, 2020.

(G)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$16,604	$—
Other Government Securities	—	1,644	—
United States Government Obligations	—	899	—
Short-Term Securities	415	—	—
Total	$415	$19,147	$—

The following acronym is used throughout this schedule:

GTD = Guaranteed

2020	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2020 (UNAUDITED)

Country Diversification

(as a % of net assets)
United States	20.9%
United Kingdom	7.8%
Mexico	6.6%
Netherlands	6.4%
Brazil	5.7%
Chile	4.6%
South Korea	3.5%
China	3.2%
Canada	2.8%
Columbia	2.5%
Indonesia	2.3%
United Arab Emirates	2.1%
Luxembourg	2.1%
India	2.0%
Japan	1.8%
Peru	1.7%
Norway	1.6%

Country Diversification (Continued)

Argentina	1.3%
Saudi Arabia	1.3%
Qatar	1.1%
Cayman Islands	1.1%
Vietnam	1.1%
Hong Kong	1.1%
Panama	1.1%
Australia	1.1%
Spain	1.1%
Costa Rica	1.0%
Nigeria	1.0%
Denmark	1.0%
France	1.0%
Isle of Man	1.0%
Turkey	1.0%
Austria	1.0%
Other Countries	2.5%
Other+	2.6%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

22	SEMIANNUAL REPORT	2020

PORTFOLIO HIGHLIGHTS	GLOBAL EQUITY INCOME

ALL DATA IS AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Stocks	98.4%
Financials	22.7%
Health Care	17.0%
Information Technology	12.0%
Consumer Staples	11.7%
Utilities	9.1%
Industrials	8.7%
Materials	5.1%
Energy	4.9%
Consumer Discretionary	4.3%
Communication Services	2.9%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.6%

Country Weightings

Europe	44.8%
France	13.3%
United Kingdom	10.2%
Switzerland	7.5%
Germany	4.0%
Other Europe	9.8%
North America	35.7%
United States	34.2%
Other North America	1.5%
Pacific Basin	17.9%
Japan	4.3%
Taiwan	3.6%
Other Pacific Basin	10.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.6%

Top 10 Equity Holdings

Company	Sector	Industry
Taiwan Semiconductor Manufacturing Co. Ltd.	Information Technology	Semiconductors
Cisco Systems, Inc.	Information Technology	Communications Equipment
ENEL S.p.A.	Utilities	Electric Utilities
AstraZeneca plc	Health Care	Pharmaceuticals
Samsung Electronics Co. Ltd.	Information Technology	Technology Hardware, Storage & Peripherals
Nestle S.A., Registered Shares	Consumer Staples	Packaged Foods & Meats
Roche Holdings AG, Genusscheine	Health Care	Pharmaceuticals
Verizon Communications, Inc.	Communication Services	Integrated Telecommunication Services
Procter & Gamble Co. (The)	Consumer Staples	Household Products
Amgen, Inc.	Health Care	Biotechnology

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2020	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS	GLOBAL EQUITY INCOME (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Financials – 1.5%
Bank of Montreal	78	$4,178

Total Canada – 1.5%		$4,178
China

Energy – 1.3%
CNOOC Ltd.	3,404	3,821

Total China – 1.3%		$3,821
France

Energy – 2.3%
Total S.A. (A)	168	6,485

Financials – 4.4%
Axa S.A. (A)	309	6,508
BNP Paribas S.A.	153	6,123

		12,631

Health Care – 2.5%
Sanofi-Aventis	69	7,070

Industrials – 4.1%
Schneider Electric S.A.	67	7,399
Vinci	45	4,211

		11,610

Total France – 13.3%		$37,796
Germany

Financials – 1.0%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	11	2,890

Utilities – 3.0%
E.ON AG	374	4,220
RWE Aktiengesellschaft	120	4,210

		8,430

Total Germany – 4.0%		$11,320
Hong Kong

Utilities – 1.1%
Guangdong Investment Ltd.	1,816	3,132

Total Hong Kong – 1.1%		$3,132
Indonesia

Financials – 1.4%
PT Bank Mandiri (Persero) Tbk	11,289	3,920

Total Indonesia – 1.4%		$3,920

COMMON STOCKS (Continued)	Shares	Value
Ireland

Materials – 1.3%
CRH plc	111	$3,829

Total Ireland – 1.3%		$3,829
Italy

Utilities – 3.2%
ENEL S.p.A.	1,060	9,170

Total Italy – 3.2%		$9,170
Japan

Consumer Discretionary – 1.4%
Subaru Corp.	187	3,914

Financials – 2.9%
ORIX Corp.	283	3,514
Tokio Marine Holdings, Inc.	112	4,894

		8,408

Total Japan – 4.3%		$12,322
Macau

Consumer Discretionary – 1.8%
Sands China Ltd.	1,308	5,151

Total Macau – 1.8%		$5,151
Netherlands

Financials – 1.3%
ING Groep N.V., Certicaaten Van Aandelen	524	3,656

Health Care – 1.3%
Koninklijke Philips Electronics N.V., Ordinary Shares	77	3,586

Total Netherlands – 2.6%		$7,242
Norway

Consumer Staples – 1.4%
Mowi ASA	213	4,069

Total Norway – 1.4%		$4,069
Russia

Energy – 1.3%
PJSC LUKOIL ADR	49	3,625

Total Russia – 1.3%		$3,625
Singapore

Financials – 1.4%
DBS Group Holdings Ltd.	262	3,948

Total Singapore – 1.4%		$3,948

COMMON STOCKS (Continued)	Shares	Value
South Korea

Information Technology – 3.0%
Samsung Electronics Co. Ltd.	193	$8,543

Total South Korea – 3.0%		$8,543
Switzerland

Consumer Staples – 3.0%
Nestle S.A., Registered Shares	77	8,524

Financials – 1.5%
Zurich Financial Services, Registered Shares	12	4,373

Health Care – 3.0%
Roche Holdings AG, Genusscheine	25	8,516

Total Switzerland – 7.5%		$21,413
Taiwan

Information Technology – 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	949	10,135

Total Taiwan – 3.6%		$10,135
United Kingdom

Financials – 1.3%
3i Group plc	366	3,768

Health Care – 5.4%
AstraZeneca plc	86	8,936
GlaxoSmithKline plc	316	6,393

		15,329

Industrials – 1.2%
BAE Systems plc	594	3,554

Materials – 2.3%
Anglo American plc	279	6,437

Total United Kingdom – 10.2%		$29,088
United States

Communication Services – 2.9%
Verizon Communications, Inc.	150	8,245

Consumer Discretionary – 1.1%
V.F. Corp.	51	3,091

Consumer Staples – 7.3%
Philip Morris International, Inc.	95	6,677
Procter & Gamble Co. (The)	68	8,097
Sysco Corp.	55	3,010
Wal-Mart Stores, Inc.	26	3,066

		20,850

Financials – 6.0%
Citigroup, Inc.	145	7,398
KeyCorp	311	3,785

24	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	GLOBAL EQUITY INCOME (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Financials (Continued)
Morgan Stanley	121	$5,854

		17,037

Health Care – 4.8%
Amgen, Inc.	32	7,460
CVS Caremark Corp.	98	6,377

		13,837

Industrials – 3.4%
Eaton Corp.	55	4,799
Lockheed Martin Corp.	13	4,738

		9,537

Information Technology – 5.4%
Cisco Systems, Inc.	204	9,491
QUALCOMM, Inc.	65	5,966

		15,457

COMMON STOCKS (Continued)	Shares	Value
Materials – 1.5%
Eastman Chemical Co.	63	$4,416

Utilities – 1.8%
Exelon Corp.	147	5,345

Total United States – 34.2%		$97,815

TOTAL COMMON STOCKS – 98.4%		$280,517
(Cost: $294,274)

SHORT-TERM SECURITIES
Money Market Funds (B) – 5.1%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.120%	1,423	1,423

SHORT-TERM SECURITIES (Continued)	Shares	Value
Money Market Funds (B) (Continued)
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares 0.100% (C)	13,018	$13,018

		14,441

TOTAL SHORT-TERM SECURITIES – 5.1%		$14,441
(Cost: $14,441)

TOTAL INVESTMENT SECURITIES – 103.5%		$294,958
(Cost: $308,715)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.5)%		(9,941)

NET ASSETS – 100.0%		$285,017

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $6,582 are on loan.

(B)	Rate shown is the annualized 7-day yield at June 30, 2020.

(C)	Investment made with cash collateral received from securities on loan.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$8,245	$—	$—
Consumer Discretionary	3,091	9,065	—
Consumer Staples	20,850	12,593	—
Energy	—	13,931	—
Financials	21,215	43,594	—
Health Care	17,423	30,915	—
Industrials	9,537	15,164	—
Information Technology	15,457	18,678	—
Materials	4,416	10,266	—
Utilities	5,345	20,732	—
Total Common Stocks	$105,579	$174,938	$—
Short-Term Securities	14,441	—	—
Total	$120,020	$174,938	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification

(as a % of net assets)
Financials	22.7%
Health Care	17.0%
Information Technology	12.0%
Consumer Staples	11.7%
Utilities	9.1%
Industrials	8.7%

Market Sector Diversification (Continued)

Materials	5.1%
Energy	4.9%
Consumer Discretionary	4.3%
Communication Services	2.9%
Other+	1.6%

+Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	25

PORTFOLIO HIGHLIGHTS	GLOBAL GROWTH

ALL DATA IS AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Stocks	100.3%
Information Technology	33.5%
Consumer Discretionary	14.5%
Health Care	14.0%
Financials	12.8%
Industrials	9.9%
Communication Services	6.5%
Consumer Staples	4.6%
Energy	4.5%
Liabilities (Net of Cash and Other Assets)	-0.3%

Country Weightings

North America	61.8%
United States	58.2%
Canada	3.6%
Europe	22.6%
France	6.8%
United Kingdom	3.9%
Germany	3.7%
Switzerland	3.5%
Other Europe	4.7%
Pacific Basin	15.1%
China	7.9%
Other Pacific Basin	7.2%
South America	0.8%
Liabilities (Net of Cash and Other Assets)	-0.3%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Microsoft Corp.	United States	Information Technology	Systems Software
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
Apple, Inc.	United States	Information Technology	Technology Hardware, Storage & Peripherals
PayPal, Inc.	United States	Information Technology	Data Processing & Outsourced Services
Ferrari N.V.	Italy	Consumer Discretionary	Automobile Manufacturers
Johnson & Johnson	United States	Health Care	Pharmaceuticals
Alimentation Couche-Tard, Inc., Class B	Canada	Consumer Staples	Food Retail
Visa, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Autodesk, Inc.	United States	Information Technology	Application Software
Ping An Insurance (Group) Co. of China Ltd., H Shares	China	Financials	Life & Health Insurance

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

26	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	GLOBAL GROWTH (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Brazil

Consumer Discretionary – 0.4%
Magazine Luiza S.A.	41	$543

Financials – 0.4%
Banco do Brasil S.A.	62	365
XP, Inc., Class A(A)	5	212

		577

Total Brazil – 0.8%		$1,120
Canada

Consumer Staples – 2.5%
Alimentation Couche-Tard, Inc., Class B	110	3,443

Energy – 1.1%
Canadian Natural Resources Ltd.	87	1,523

Total Canada–3.6%		$4,966
China

Communication Services – 3.6%
Baidu.com, Inc. ADR(A)	22	2,658
Tencent Holdings Ltd.	35	2,211

		4,869

Consumer Discretionary – 1.9%
Alibaba Group Holding Ltd. ADR(A)	12	2,544

Financials – 2.4%
Ping An Insurance (Group) Co. of China Ltd., H Shares	320	3,190

Total China – 7.9%		$10,603
France

Communication Services – 1.6%
Ubisoft Entertainment S.A.(A)	27	2,251

Consumer Discretionary – 0.6%
LVMH Moet Hennessy–Louis Vuitton	2	861

Energy – 0.5%
Total S.A. ADR	19	735

Industrials – 4.1%
Airbus SE	38	2,752
Schneider Electric S.A.	26	2,901

		5,653

Total France – 6.8%		$9,500
Germany

Financials – 1.6%
Deutsche Boerse AG	12	2,158

COMMON STOCKS (Continued)	Shares	Value
Information Technology – 2.1%
Infineon Technologies AG	119	$2,791

Total Germany – 3.7%		$4,949
Hong Kong

Consumer Discretionary – 1.0%
Galaxy Entertainment Group	190	1,303

Total Hong Kong – 1.0%		$1,303
India

Energy – 2.1%
Reliance Industries Ltd.	128	2,805

Financials – 1.0%
HDFC Bank Ltd.	99	1,388

Total India–3.1%		$4,193
Italy

Consumer Discretionary – 2.8%
Ferrari N.V.	23	3,858

Total Italy – 2.8%		$3,858
Japan

Industrials – 1.6%
Daikin Industries Ltd.	7	1,181
Recruit Holdings Co. Ltd.	28	966

		2,147

Total Japan – 1.6%		$2,147
Netherlands

Health Care – 1.9%
Koninklijke Philips Electronics N.V., Ordinary Shares	54	2,501

Total Netherlands – 1.9%		$2,501
Switzerland

Consumer Staples – 1.1%
Nestle S.A., Registered Shares	14	1,522

Health Care – 1.3%
Alcon, Inc.	32	1,848

Industrials – 1.1%
Ferguson plc	19	1,528

Total Switzerland – 3.5%		$4,898
Taiwan

Information Technology – 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	36	2,068

Total Taiwan–1.5%		$2,068

COMMON STOCKS (Continued)	Shares	Value
United Kingdom

Consumer Staples – 1.0%
Diageo plc	38	$1,276

Financials – 1.0%
Prudential plc	90	1,361

Health Care – 1.9%
AstraZeneca plc	16	1,694
AstraZeneca plc ADR	19	985

		2,679

Total United Kingdom – 3.9%		$5,316
United States

Communication Services – 1.3%
Facebook, Inc., Class A(A)	8	1,806

Consumer Discretionary – 7.8%
Amazon.com, Inc.(A)	3	6,996
Darden Restaurants, Inc.	14	1,045
Dollar General Corp.	5	947
Home Depot, Inc. (The)	6	1,610

		10,598

Energy – 0.8%
ConocoPhillips	26	1,091

Financials – 6.4%
Citigroup, Inc.	42	2,137
CME Group, Inc.	6	998
Discover Financial Services	33	1,659
Goldman Sachs Group, Inc. (The)	10	1,889
Morgan Stanley	42	2,033

		8,716

Health Care – 8.9%
Abbott Laboratories	29	2,681
HCA Holdings, Inc.	13	1,242
Johnson & Johnson	26	3,633
Thermo Fisher Scientific, Inc.	8	2,802
UnitedHealth Group, Inc.	6	1,640

		11,998

Industrials – 3.1%
Eaton Corp.	22	1,882
Northrop Grumman Corp.	8	2,312

		4,194

Information Technology – 29.9%
Adobe, Inc.(A)	6	2,474
Ambarella, Inc.(A)	36	1,652
Apple, Inc.	13	4,713
Autodesk, Inc.(A)	14	3,264
Cisco Systems, Inc.	59	2,751
Fidelity National Information Services, Inc.	19	2,611
Garter, Inc., Class A(A)	10	1,259
Intuit, Inc.	9	2,735
MasterCard, Inc., Class A	9	2,718
Microsoft Corp.	37	7,472
PayPal, Inc.(A)	24	4,188

2020	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS	GLOBAL GROWTH (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Information Technology (Continued)
VeriSign, Inc. (A)	7	$1,527
Visa, Inc., Class A	18	3,396

		40,760

Total United States – 58.2%		$79,163

TOTAL COMMON STOCKS – 100.3%		$136,585
(Cost: $106,712)

TOTAL INVESTMENT SECURITIES – 100.3%		$136,585
(Cost: $106,712)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(470)

NET ASSETS – 100.0%		$136,115

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$4,464	$4,462	$—
Consumer Discretionary	13,685	6,022	—
Consumer Staples	3,443	2,798	—
Energy	3,433	2,721	—
Financials	9,293	8,097	—
Health Care	15,484	3,542	—
Industrials	4,194	9,328	—
Information Technology	42,828	2,791	—
Total Common Stocks	$96,824	$39,761	$—
Total	$96,824	$39,761	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification

(as a % of net assets)
Information Technology	33.5%
Consumer Discretionary	14.5%
Health Care	14.0%
Financials	12.8%

Market Sector Diversification (Continued)

Industrials	9.9%
Communication Services	6.5%
Consumer Staples	4.6%
Energy	4.5%
Other+	-0.3%

+ Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

28	SEMIANNUAL REPORT	2020

PORTFOLIO HIGHLIGHTS	LIMITED-TERM BOND

ALL DATA IS AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Bonds	93.1%
United States Government and Government Agency Obligations	51.7%
Corporate Debt Securities	38.7%
Mortgage-Backed Securities	1.7%
Asset-Backed Securities	1.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	6.9%

Quality Weightings

Investment Grade	87.6%
AAA	31.8%
AA	10.5%
A	12.6%
BBB	32.7%
Non-Investment Grade	5.5%
BB	2.1%
B	0.3%
Non-rated	3.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	6.9%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2020	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS	LIMITED-TERM BOND (in thousands)

JUNE 30, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass-Through Certificates, Series 2016-2,
3.200%, 6-15-28	$832	$784
SBA Tower Trust, Series 2014-2 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
3.869%, 10-8-24 (A)	2,000	2,112
SBA Tower Trust, Series 2017-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC),
3.168%, 4-11-22 (A)	1,250	1,263

TOTAL ASSET-BACKED SECURITIES – 1.0%		$4,159
(Cost: $4,175)

CORPORATE DEBT SECURITIES
Communication Services

Integrated Telecommunication Services – 1.1%
AT&T, Inc.,
3.800%, 3-15-22	2,850	3,001
Verizon Communications, Inc.,
5.150%, 9-15-23	1,290	1,468

		4,469

Wireless Telecommunication Service – 1.5%
Crown Castle Towers LLC:
3.222%, 5-15-22 (A)	4,300	4,372
3.663%, 5-15-25 (A)	950	1,013
Sprint Spectrum L.P.,
3.360%, 9-20-21 (A)	694	703

		6,088

Total Communication Services – 2.6%		10,557
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.6%
Ralph Lauren Corp.,
1.700%, 6-15-22	1,292	1,314
VF Corp.,
2.050%, 4-23-22	1,225	1,258

		2,572

Automobile Manufacturers – 0.4%
Volkswagen Group of America, Inc.,
2.500%, 9-24-21 (A)	1,600	1,625

General Merchandise Stores – 1.6%
Dollar General Corp.,
3.250%, 4-15-23	3,440	3,673
Family Dollar Stores, Inc.,
5.000%, 2-1-21	2,500	2,542

		6,215

Internet & Direct Marketing Retail – 0.4%
Amazon.com, Inc.,
0.400%, 6-3-23	1,750	1,749

Total Consumer Discretionary – 3.0%		12,161

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Staples

Distillers & Vintners – 1.1%
Constellation Brands, Inc.:
3.200%, 2-15-23	$1,500	$1,592
4.250%, 5-1-23	1,188	1,305
Diageo Capital plc (GTD by Diageo plc),
3.500%, 9-18-23	1,300	1,411

		4,308

Drug Retail – 0.7%
CVS Health Corp.:
3.500%, 7-20-22	1,425	1,501
2.750%, 12-1-22	1,405	1,466

		2,967

Soft Drinks – 0.9%
Coca-Cola Refreshments USA, Inc.,
8.000%, 9-15-22	2,125	2,452
Keurig Dr Pepper, Inc.,
4.057%, 5-25-23	1,200	1,309

		3,761

Total Consumer Staples – 2.7%		11,036
Energy

Oil & Gas Equipment & Services – 0.2%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
2.800%, 2-15-21	800	811

Oil & Gas Exploration & Production – 0.4%
Aker BP ASA,
6.000%, 7-1-22 (A)	1,000	1,018
EQT Corp.,
3.000%, 10-1-22 (B)	850	790

		1,808

Oil & Gas Storage & Transportation – 3.0%
Enbridge, Inc.,
2.900%, 7-15-22	2,470	2,563
EQT Midstream Partners L.P.,
4.750%, 7-15-23	1,500	1,513
Kinder Morgan Energy Partners L.P.:
3.500%, 3-1-21	1,000	1,013
3.450%, 2-15-23	1,646	1,725
Midwest Connector Capital Co. LLC,
3.625%, 4-1-22 (A)	1,000	1,024
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.850%, 10-15-23	1,800	1,870
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4-1-21	800	816
Western Gas Partners L.P.,
5.375%, 6-1-21	1,425	1,421

		11,945

Total Energy – 3.6%		14,564

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials

Asset Management & Custody Banks – 0.5%
Ares Capital Corp.:
3.625%, 1-19-22	$404	$411
3.500%, 2-10-23	1,110	1,117
National Securities Clearing Corp.,
1.200%, 4-23-23 (A)	350	355

		1,883

Consumer Finance – 2.0%
Ally Financial, Inc.,
4.250%, 4-15-21	3,889	3,959
Discover Bank,
3.350%, 2-6-23	1,830	1,930
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.200%, 7-6-21	1,000	1,012
5.200%, 3-20-23	1,000	1,070

		7,971

Diversified Banks – 4.5%
Bank of America Corp.,
4.100%, 7-24-23	2,983	3,276
Citizens Bank N.A.,
3.250%, 2-14-22	1,200	1,243
KeyCorp,
2.900%, 9-15-20	250	251
Mitsubishi UFJ Financial Group, Inc.,
2.998%, 2-22-22	1,500	1,554
Mizuho Financial Group, Inc.,
2.953%, 2-28-22	2,100	2,178
National Bank of Canada,
2.100%, 2-1-23	1,400	1,440
Sumitomo Mitsui Financial Group, Inc.,
2.784%, 7-12-22	1,710	1,781
Svenska Handelsbanken AB,
0.625%, 6-30-23 (A)	1,500	1,498
Synchrony Bank,
3.000%, 6-15-22	1,500	1,532
U.S. Bancorp,
5.125%, 1-15-68	3,380	3,279

		18,032

Financial Exchanges & Data – 0.7%
Intercontinental Exchange, Inc.,
3.450%, 9-21-23	1,500	1,627
Moody’s Corp.,
2.625%, 1-15-23	1,250	1,309

		2,936

Investment Banking & Brokerage – 2.5%
E*TRADE Financial Corp.,
2.950%, 8-24-22	1,580	1,646
Goldman Sachs Group, Inc. (The):
5.750%, 1-24-22	2,500	2,697
3.000%, 4-26-22	1,500	1,529
Morgan Stanley,
4.875%, 11-1-22	3,734	4,060

30	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	LIMITED-TERM BOND (in thousands)

JUNE 30, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage (Continued)
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps),
4.000%, 5-31-23 (C)	$300	$308

		10,240

Life & Health Insurance – 1.0%
MassMutual Global Funding II,
2.250%, 7-1-22 (A)	1,250	1,288
Metropolitan Life Global Funding I,
0.900%, 6-8-23 (A)	1,250	1,257
Reliance Standard Life Insurance II,
2.150%, 1-21-23 (A)	1,400	1,428

		3,973

Multi-Line Insurance – 0.4%
Athene Global Funding,
2.800%, 5-26-23 (A)	1,500	1,530

Other Diversified Financial Services – 1.5%
Citigroup, Inc.:
2.750%, 4-25-22	2,000	2,073
3.500%, 5-15-23	1,345	1,436
JPMorgan Chase & Co.:
4.350%, 8-15-21	1,084	1,132
2.972%, 1-15-23	1,500	1,553

		6,194

Regional Banks – 0.5%
First Horizon National Corp.,
3.550%, 5-26-23	2,000	2,064

Specialized Finance – 0.4%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust,
4.500%, 9-15-23	1,000	1,000
Corporacion Andina de Fomento,
2.375%, 5-12-23	500	513

		1,513

Total Financials – 14.0%		56,336
Health Care

Health Care Equipment – 0.3%
Becton Dickinson & Co.,
2.894%, 6-6-22	1,000	1,035

Pharmaceuticals – 1.4%
AbbVie, Inc.,
2.300%, 11-21-22 (A)	1,400	1,447
Elanco Animal Health, Inc.,
5.022%, 8-28-23 (D)	1,700	1,785
Zoetis, Inc.,
3.250%, 2-1-23	2,415	2,549

		5,781

Total Health Care – 1.7%		6,816

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrials

Aerospace & Defense – 1.2%
BAE Systems plc,
4.750%, 10-11-21 (A)	$1,170	$1,222
Boeing Co. (The),
2.800%, 3-1-23	2,250	2,292
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.),
3.950%, 6-15-23	1,400	1,183

		4,697

Agricultural & Farm Machinery – 0.7%
CNH Industrial Capital LLC (GTD by CNH Industrial Capital America LLC and New Holland Credit Co. LLC),
1.950%, 7-2-23	1,000	1,007
John Deere Capital Corp.:
0.550%, 7-5-22	750	752
0.700%, 7-5-23	1,250	1,254

		3,013

Airlines – 0.8%
Delta Air Lines, Inc.,
3.400%, 4-19-21	1,800	1,750
Southwest Airlines Co.,
4.750%, 5-4-23	1,250	1,291

		3,041

Building Products – 0.2%
Masco Corp.,
3.500%, 4-1-21	800	811

Environmental & Facilities Services – 1.4%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
2.400%, 5-15-23	3,843	4,008
2.950%, 6-15-24 (B)	1,800	1,843

		5,851

Industrial Conglomerates – 0.2%
General Electric Capital Corp.,
5.012%, 1-1-24	695	725

Total Industrials – 4.5%		18,138
Information Technology

Application Software – 0.1%
Infor, Inc.,
1.450%, 7-15-23 (A)	500	504

Data Processing & Outsourced Services – 0.8%
Fiserv, Inc.,
3.500%, 10-1-22	1,000	1,057
PayPal Holdings, Inc.,
1.350%, 6-1-23	2,250	2,297

		3,354

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
IT Consulting & Other Services – 0.2%
Leidos, Inc. (GTD by Leidos Holdings, Inc.),
2.950%, 5-15-23 (A)	$775	$807

Semiconductors – 0.7%
Broadcom, Inc.,
3.125%, 10-15-22 (A)	810	844
Microchip Technology, Inc.,
3.922%, 6-1-21	2,000	2,039

		2,883

Technology Hardware, Storage & Peripherals – 0.3%
NetApp, Inc.,
3.375%, 6-15-21	1,000	1,022

Total Information Technology – 2.1%		8,570
Materials

Diversified Chemicals – 0.3%
DuPont De Nemours, Inc.,
2.169%, 5-1-23	1,225	1,248

Fertilizers & Agricultural Chemicals – 0.1%
Nutrien Ltd.,
1.900%, 5-13-23	500	516

Total Materials – 0.4%		1,764
Real Estate

Specialized REITs – 1.6%
American Tower Corp.:
3.300%, 2-15-21	1,000	1,017
2.250%, 1-15-22	590	605
3.070%, 3-15-23 (A)	3,335	3,412
Crown Castle International Corp.:
4.875%, 4-15-22	1,000	1,068
3.150%, 7-15-23	400	427

		6,529

Total Real Estate – 1.6%		6,529
Utilities

Electric Utilities – 2.2%
CenterPoint Energy, Inc.,
2.500%, 9-1-22	3,000	3,105
Entergy Texas, Inc.,
2.550%, 6-1-21	1,275	1,295
Evergy, Inc.,
5.292%, 6-15-22 (D)	1,154	1,232
MidAmerican Energy Co.,
3.700%, 9-15-23	1,045	1,132
Virginia Electric and Power Co., Series C,
2.750%, 3-15-23	2,000	2,103

		8,867

2020	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	LIMITED-TERM BOND (in thousands)

JUNE 30, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Multi-Utilities – 0.3%
Dominion Energy Gas Holdings LLC,
3.550%, 11-1-23	$1,235	$1,327

Total Utilities – 2.5%		10,194

TOTAL CORPORATE DEBT SECURITIES – 38.7%		$156,665
(Cost: $153,103)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 1.7%
COLT Funding LLC, Series 2018-4, Class M1 (Mortgage spread to 3-year U.S. Treasury index),
4.716%, 12-28-48 (A)(C)	1,400	1,402
Credit Suisse Mortgage Trust, Series 2018-RPL8, Class A1 (Mortgage spread to 3-year U.S. Treasury index),
4.125%, 7-25-58 (A)(C)	996	1,020
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FRR1, Class A-K10,
4.286%, 11-27-49 (A)	3,700	3,636
Verus Securitization Trust, Series 2018-3, Class B1 (Mortgage spread to 5-year U.S. Treasury index),
5.694%, 10-25-58 (A)(C)	700	649

		6,707

TOTAL MORTGAGE-BACKED SECURITIES – 1.7%		$6,707
(Cost: $6,782)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 1.1%
Federal Home Loan Bank,
2.250%, 7-21-31	1,640	1,659
U.S. Department of Transportation,
6.001%, 12-7-21 (A)	2,500	2,695

		4,354

Mortgage-Backed Obligations – 12.4%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
2.500%, 5-15-44	463	483
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 185 bps),
2.033%, 8-25-25 (A)(C)	1,727	1,621

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps),
2.683%, 11-25-24 (A)(C)	$467	$451
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps),
2.733%, 6-25-27 (A)(C)	473	447
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 435 bps),
4.533%, 11-25-21 (A)(C)	2,923	2,918
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (3-Year U.S. Treasury index plus 315 bps),
4.735%, 11-25-49 (A)(C)	2,120	2,129
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR):
3.433%, 6-25-21 (A)(C)	189	187
4.183%, 9-25-22 (A)(C)	359	356
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index),
3.754%, 11-25-47 (A)(C)	1,500	1,509
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
3.510%, 7-25-22 (A)(C)	1,720	1,775
4.121%, 2-25-46 (A)(C)	70	71
3.744%, 7-25-46 (A)(C)	2,000	2,053
3.681%, 11-25-47 (A)(C)	5,000	5,048
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.598%, 11-25-23 (A)(C)	600	610
3.705%, 11-25-23 (A)(C)	10,870	11,161
4.003%, 5-25-45 (A)(C)	600	623
3.667%, 6-25-45 (A)(C)	1,000	1,032
3.681%, 11-25-47 (A)(C)	2,724	2,808
3.663%, 2-25-48 (A)(C)	1,000	1,024
3.710%, 6-25-48 (A)(C)	1,170	1,245
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
3.701%, 6-25-22 (A)(C)	2,000	2,069
4.194%, 5-25-25 (A)(C)	225	244
3.800%, 11-25-49 (A)(C)	1,900	2,002
3.763%, 11-25-50 (A)(C)	5,650	5,942
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates,
4.500%, 8-1-30	449	487
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.680%, 2-1-21	200	201
4.381%, 6-1-21	736	759

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3-16-42	$597	$616

		49,871

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 13.5%		$54,225
(Cost: $53,290)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 38.2%
U.S. Treasury Notes:
2.500%, 2-28-21	500	508
2.625%, 5-15-21	11,800	12,052
1.500%, 8-31-21	5,675	5,762
2.750%, 9-15-21	1,000	1,031
1.500%, 9-30-21	9,000	9,149
2.875%, 10-15-21	18,400	19,040
1.500%, 11-30-21	24,850	25,317
2.125%, 12-31-21	16,000	16,467
1.500%, 1-31-22	14,750	15,058
1.875%, 2-28-22	19,000	19,536
1.750%, 4-30-22	13,000	13,377
1.750%, 5-31-22	2,250	2,318
2.000%, 7-31-22	10,000	10,382
1.375%, 10-15-22	1,000	1,027
2.375%, 1-31-23	2,250	2,377
2.500%, 3-31-23	1,000	1,064

		154,465

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 38.2%		$154,465
(Cost: $150,019)

SHORT-TERM SECURITIES
Commercial Paper (E) – 6.6%
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.240%, 7-21-20	3,000	3,000
AT&T, Inc.,
0.180%, 10-2-20	1,000	999
Campbell Soup Co.,
0.380%, 8-11-20	1,000	1,000
General Motors Financial Co., Inc.:
0.670%, 7-1-20	7,100	7,100
0.900%, 7-7-20	5,000	4,999
Mondelez International, Inc.:
0.190%, 7-1-20	4,497	4,497
0.230%, 7-6-20	5,000	5,000

		26,595

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Week U.S. LIBOR plus 25 bps),
0.360%, 7-7-20 (F)	641	641

32	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	LIMITED-TERM BOND (in thousands)

JUNE 30, 2020 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Shares	Value
Money Market Funds (H) – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
0.100% (G)	419	$419
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.120%	977	977

		1,396

TOTAL SHORT-TERM SECURITIES – 7.1%		$28,632
(Cost: $28,627)

TOTAL INVESTMENT SECURITIES – 100.2%		$404,853
(Cost: $395,996)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(868)

NET ASSETS – 100.0%		$403,985

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $85,449 or 21.2% of net assets.

(B)	All or a portion of securities with an aggregate value of $418 are on loan.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2020.

(E)	Rate shown is the yield to maturity at June 30, 2020.

(F)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$4,159	$—
Corporate Debt Securities	—	156,665	—
Mortgage-Backed Securities	—	6,707	—
United States Government Agency Obligations	—	54,225	—
United States Government Obligations	—	154,465	—
Short-Term Securities	1,396	27,236	—
Total	$1,396	$403,457	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	33

PORTFOLIO HIGHLIGHTS	SECURIAN REAL ESTATE SECURITIES

ALL DATA IS AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Stocks	96.8%
Real Estate	96.4%
Consumer Discretionary	0.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.2%

Top 10 Equity Holdings

Company	Sector	Industry
ProLogis, Inc.	Real Estate	Industrial REITs
Equinix, Inc.	Real Estate	Specialized REITs
Duke Realty Corp.	Real Estate	Industrial REITs
Alexandria Real Estate Equities, Inc.	Real Estate	Office REITs
Digital Realty Trust, Inc.	Real Estate	Specialized REITs
Public Storage, Inc.	Real Estate	Specialized REITs
Healthpeak Properties, Inc.	Real Estate	Health Care REITs
Invitation Homes, Inc.	Real Estate	Residential REITs
Welltower, Inc.	Real Estate	Health Care REITs
AvalonBay Communities, Inc.	Real Estate	Residential REITs

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

34	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	SECURIAN REAL ESTATE SECURITIES (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Hotels, Resorts & Cruise Lines – 0.4%
Marriott International, Inc., Class A	1	$120

Total Consumer Discretionary – 0.4%		120
Real Estate

Diversified REITs – 2.9%
STORE Capital Corp.	16	372
VEREIT, Inc.	72	464

		836

Health Care REITs – 9.6%
Healthcare Trust of America, Inc., Class A	16	419
Healthpeak Properties, Inc.	32	876
Omega Healthcare Investors, Inc.	10	306
Physicians Realty Trust	9	151
Ventas, Inc.	6	209
Welltower, Inc.	16	823

		2,784

Hotel & Resort REITs – 2.1%
Host Hotels & Resorts, Inc.	28	303
Park Hotels & Resorts, Inc.	17	171
RLJ Lodging Trust	14	132

		606

Industrial REITs – 15.2%
Duke Realty Corp.	34	1,200
First Industrial Realty Trust, Inc.	15	584
ProLogis, Inc.	28	2,643

		4,427

Office REITs – 9.7%
Alexandria Real Estate Equities, Inc.	7	1,111
Boston Properties, Inc.	7	651
Cousins Properties, Inc. (A)	17	500
Highwoods Properties, Inc.	8	284
Kilroy Realty Corp.	4	258

		2,804

Residential REITs – 20.8%
American Homes 4 Rent (A)	30	807
Apartment Investment and Management Co., Class A	3	128
AvalonBay Communities, Inc.	5	814
Camden Property Trust	8	693
Equity Lifestyle Properties, Inc.	6	350
Equity Residential	6	348
Essex Property Trust, Inc.	2	539
Invitation Homes, Inc.	30	826
Mid-America Apartment Communities, Inc.	3	390
Sun Communities, Inc.	5	611
UDR, Inc.	14	534

		6,040

COMMON STOCKS (Continued)	Shares	Value
Retail REITs – 8.5%
Agree Realty Corp.	6	$374
Brixmor Property Group, Inc.	26	335
Realty Income Corp.	11	672
Regency Centers Corp.	5	233
Simon Property Group, Inc.	6	420
Taubman Centers, Inc.	6	215
Weingarten Realty Investors	12	218

		2,467

Specialized REITs – 27.6%
American Tower Corp., Class A	1	284
Crown Castle International Corp.	1	134
CubeSmart	7	194
CyrusOne, Inc.	10	757
Digital Realty Trust, Inc.	8	1,080
Equinix, Inc.	4	2,524
Extra Space Storage, Inc.	4	406
Four Corners Property Trust, Inc.	5	125
Gaming and Leisure Properties, Inc.	9	321
Public Storage, Inc.	5	1,017
QTS Realty Trust, Inc., Class A	8	519
VICI Properties, Inc.	33	661

		8,022

Total Real Estate – 96.4%		27,986

TOTAL COMMON STOCKS – 96.8%		$28,106
(Cost: $29,652)

SHORT-TERM SECURITIES
Money Market Funds (B) – 2.8%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.120%	802	802

TOTAL SHORT-TERM SECURITIES – 2.8%		$802
(Cost: $802)

TOTAL INVESTMENT SECURITIES – 99.6%		$28,908
(Cost: $30,454)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		117

NET ASSETS – 100.0%		$29,025

2020	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS	SECURIAN REAL ESTATE SECURITIES (in thousands)

JUNE 30, 2020 (UNAUDITED)

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$28,106	$—	$—
Short-Term Securities	802	—	—
Total	$28,908	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

36	SEMIANNUAL REPORT	2020

PORTFOLIO HIGHLIGHTS	VALUE

ALL DATA AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Stocks	98.4%
Financials	23.9%
Health Care	14.2%
Information Technology	11.6%
Industrials	8.8%
Consumer Discretionary	8.6%
Consumer Staples	7.1%
Utilities	6.8%
Communication Services	5.6%
Energy	5.5%
Materials	4.2%
Real Estate	2.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.6%

Top 10 Equity Holdings

Company	Sector	Industry
Wal-Mart Stores, Inc.	Consumer Staples	Hypermarkets & Super Centers
Citigroup, Inc.	Financials	Other Diversified Financial Services
CVS Caremark Corp.	Health Care	Health Care Services
Comcast Corp., Class A	Communication Services	Cable & Satellite
Philip Morris International, Inc.	Consumer Staples	Tobacco
Fidelity National Information Services, Inc.	Information Technology	Data Processing & Outsourced Services
Lam Research Corp.	Information Technology	Semiconductor Equipment
Eaton Corp.	Industrials	Electrical Components & Equipment
McKesson Corp.	Health Care	Health Care Distributors
AutoZone, Inc.	Consumer Discretionary	Automotive Retail

See your advisor or www.ivyinvestments.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2020	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS	VALUE (in thousands)

JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Advertising – 2.2%
Omnicom Group, Inc.	156	$8,507

Cable & Satellite – 3.4%
Comcast Corp., Class A	347	13,542

Total Communication Services – 5.6%		22,049
Consumer Discretionary

Automotive Retail – 2.9%
AutoZone, Inc. (A)(B)	10	11,327

Casinos & Gaming – 0.6%
Las Vegas Sands, Inc.	50	2,260

General Merchandise Stores – 2.4%
Target Corp.	81	9,689

Home Improvement Retail – 2.7%
Lowe’s Co., Inc.	78	10,605

Total Consumer Discretionary – 8.6%		33,881
Consumer Staples

Hypermarkets & Super Centers – 3.7%
Wal-Mart Stores, Inc.	123	14,792

Tobacco – 3.4%
Philip Morris International, Inc.	192	13,423

Total Consumer Staples – 7.1%		28,215
Energy

Integrated Oil & Gas – 0.7%
Total S.A. ADR	70	2,707

Oil & Gas Refining & Marketing – 4.8%
Phillips 66	130	9,377
Valero Energy Corp.	165	9,708

		19,085

Total Energy – 5.5%		21,792
Financials

Asset Management & Custody Banks – 2.2%
Ameriprise Financial, Inc.	57	8,595

Consumer Finance – 4.3%
Capital One Financial Corp.	147	9,174
Synchrony Financial	351	7,771

		16,945

Diversified Banks – 5.3%
Bank of America Corp.	423	10,047
Bank of New York Mellon Corp. (The)	283	10,929

		20,976

COMMON STOCKS (Continued)	Shares	Value
Investment Banking & Brokerage – 1.6%
Morgan Stanley	127	$6,132

Mortgage REITs – 2.3%
AGNC Investment Corp.	718	9,261

Other Diversified Financial Services – 3.7%
Citigroup, Inc.	285	14,568

Property & Casualty Insurance – 2.8%
Allstate Corp. (The)	115	11,194

Reinsurance – 1.7%
Reinsurance Group of America, Inc.	87	6,790

Total Financials – 23.9%		94,461
Health Care

Biotechnology – 2.7%
Amgen, Inc.	45	10,617

Health Care Distributors – 2.8%
McKesson Corp.	74	11,332

Health Care Facilities – 2.6%
HCA Holdings, Inc.	105	10,223

Health Care Services – 3.4%
CVS Caremark Corp. (B)	209	13,572

Pharmaceuticals – 2.7%
GlaxoSmithKline plc ADR	260	10,593

Total Health Care – 14.2%		56,337
Industrials

Aerospace & Defense – 3.9%
Northrop Grumman Corp.	25	7,781
Raytheon Technologies Corp.	123	7,573

		15,354

Airlines – 1.0%
Delta Air Lines, Inc.	142	3,982

Electrical Components & Equipment – 3.9%
Eaton Corp.	130	11,409
nVent Electric plc	214	4,003

		15,412

Total Industrials – 8.8%		34,748
Information Technology

Application Software – 2.7%
NXP Semiconductors N.V.	92	10,530

Data Processing & Outsourced Services – 3.1%
Fidelity National Information Services, Inc.	91	12,226

COMMON STOCKS (Continued)	Shares	Value
Semiconductor Equipment – 3.0%
Lam Research Corp.	37	$11,949

Semiconductors – 2.8%
Broadcom Corp., Class A	36	11,292

Total Information Technology – 11.6%		45,997
Materials

Diversified Metals & Mining – 2.1%
BHP Billiton Ltd. ADR	166	8,265

Paper Packaging – 2.1%
Graphic Packaging Holding Co.	612	8,564

Total Materials – 4.2%		16,829
Real Estate

Health Care REITs – 2.1%
Welltower, Inc.	158	8,183

Total Real Estate – 2.1%		8,183
Utilities

Electric Utilities – 6.8%
Duke Energy Corp.	42	3,372
Entergy Corp.	49	4,606
Evergy, Inc.	141	8,348
Exelon Corp.	294	10,681

		27,007

Total Utilities – 6.8%		27,007

TOTAL COMMON STOCKS – 98.4%		$389,499
(Cost: $416,524)

SHORT-TERM SECURITIES
Money Market Funds (C) – 1.6%
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.120%	6,294	6,294

TOTAL SHORT-TERM SECURITIES – 1.6%		$6,294
(Cost: $6,294)

TOTAL INVESTMENT SECURITIES – 100.0%		$395,793
(Cost: $422,818)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(35)

NET ASSETS – 100.0%		$395,758

38	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	VALUE (in thousands)

JUNE 30, 2020 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $2,562 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following written options were outstanding at June 30, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
CenterPoint Energy, Inc.	N/A	Put	883	88	August 2020	$15.00	$75	$(22)
Graphic Packaging Holding Co.	N/A	Put	1,253	125	September 2020	15.00	248	(222)
Lam Research Corp.	N/A	Call	18	2	December 2020	295.00	87	(103)
nVent Electric plc	JPMorgan Chase Bank N.A.	Put	717	72	August 2020	25.00	589	(452)
Reinsurance Group of America, Inc.	UBS AG	Put	170	17	October 2020	135.00	1,326	(986)
	JPMorgan Chase Bank N.A.	Put	168	17	October 2020	140.00	89	(1,055)
	N/A	Put	168	17	January 2021	135.00	823	(1,000)

							$3,237	$(3,840)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$389,499	$—	$—
Short-Term Securities	6,294	—	—
Total	$395,793	$—	$—
Liabilities
Written Options	$22	$3,818	$—

The following acronyms are used throughout this schedule:

ADR = American Depository Receipt

OTC = Over the Counter

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	39

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2020 (UNAUDITED)

(In thousands, except per share amounts)	Core Equity		Corporate Bond		Global Bond		Global Equity Income	Global Growth	Limited- Term Bond		Securian Real Estate Securities		Value
ASSETS
Investments in unaffiliated securities at value+^	$660,286		$626,712		$19,562		$294,958	$136,585	$404,853		$28,908		$395,793
Investments at Value	660,286		626,712		19,562		294,958	136,585	404,853		28,908		395,793
Cash	—		—		—		—	—	—		—	*	—
Restricted cash	—		114		—		—	—	—		—		—
Investment securities sold receivable	—		957		1		2,093	—	9		109		3,444
Dividends and interest receivable	116		5,150		272		1,393	289	2,147		93		881
Capital shares sold receivable	—	*	634		16		2	23	—	*	8		10
Receivable from affiliates	169		—		—		—	78	—		—		—
Receivable from securities lending income – net	—		1		—	*	16	1	—	*	—		1
Variation margin receivable	—		10		—		—	—	—		—		—
Prepaid and other assets	—		—	*	—		—	—	—		—		—
Total Assets	660,571		633,578		19,851		298,462	136,976	407,009		29,118		400,129

LIABILITIES
Cash collateral on securities loaned at value	—		1,671		118		13,018	—	419		—		—
Investment securities purchased payable	437		3,354		70		—	—	1,987		75		—
Capital shares redeemed payable	616		632		3		361	117	560		—	*	453
Independent Trustees and Chief Compliance Officer fees payable	78		55		1		33	38	25		6		45
Overdraft due to custodian	—		—		—		—	630	—		—		—
Distribution and service fees payable	5		4		—	*	2	1	3		—	*	3
Investment management fee payable	12		8		—		6	3	5		1		8
Accounting services fee payable	13		13		1		8	5	10		2		10
Written options at value+	—		—		—		—	—	—		—		3,840
Other liabilities	19		18		6		17	67	15		9		12
Total Liabilities	1,180		5,755		199		13,445	861	3,024		93		4,371
Commitments and Contingencies (See Note 2 and Note 10)
Total Net Assets	$659,391		$627,823		$19,652		$285,017	$136,115	$403,985		$29,025		$395,758

NET ASSETS
Capital paid in (shares authorized – unlimited)	$567,033		$565,918		$20,183		$301,758	$105,502	$391,239		$30,957		$410,385
Accumulated earnings gain (loss)	92,358		61,905		(531)		(16,741)	30,613	12,746		(1,932)		(14,627)
Total Net Assets	$659,391		$627,823		$19,652		$285,017	$136,115	$403,985		$29,025		$395,758

CAPITAL SHARES OUTSTANDING:
Class II	56,486		108,160		3,976		56,550	39,316	81,549		4,649		76,398

NET ASSET VALUE PER SHARE:
Class II	$11.67		$5.80		$4.94		$5.04	$3.46	$4.95		$6.24		$5.18

+COST
Investments in unaffiliated securities at cost	$567,978		$587,221		$19,315		$308,715	$106,712	$395,996		$30,454		$422,818
Written options premiums received at cost	—		—		—		—	—	—		—		3,237
^Securities loaned at value	—		1,838		115		6,582	—	418		—		—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

40	SEMIANNUAL REPORT	2020

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)

(In thousands)	Core Equity	Corporate Bond		Global Bond	Global Equity Income	Global Growth	Limited- Term Bond		Securian Real Estate Securities	Value
INVESTMENT INCOME
Dividends from unaffiliated securities	$5,170	$—		$—	$5,570	$897	$—		$517	$6,319
Foreign dividend withholding tax	(6)	—		—	(462)	(69)	—		—	(19)
Interest and amortization from unaffiliated securities	34	10,005		440	20	7	5,395		2	74
Securities lending income – net	—	8		2	23	1	2		—	34
Total Investment Income	5,198	10,013		442	5,151	836	5,397		519	6,408

EXPENSES
Investment management fee	2,295	1,426		61	964	566	1,028		137	1,507
Distribution and service fees:
Class II	819	750		25	344	166	514		38	538
Shareholder servicing:
Class II	— *	—	*	— *	— *	— *	—	*	— *	— *
Custodian fees	6	4		3	15	7	4		2	3
Independent Trustees and Chief Compliance Officer fees	38	26		3	7	8	14		3	12
Accounting services fee	81	78		7	45	31	62		13	63
Professional fees	31	43		37	29	37	40		38	32
Third-party valuation service fees	— *	—	*	—	3	6	—		—	—
Other	19	13		2	21	7	9		3	11
Total Expenses	3,289	2,340		138	1,428	828	1,671		234	2,166
Less:
Expenses in excess of limit	(169)	—		(61)	—	(78)	—		(14)	—
Total Net Expenses	3,120	2,340		77	1,428	750	1,671		220	2,166
Net Investment Income	2,078	7,673		365	3,723	86	3,726		299	4,242

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(1,858)	17,863		(73)	(4,873)	4,511	6,130		(702)	8,470
Futures contracts	—	(746)		—	—	—	—		—	—
Written options	—	—		—	—	—	—		—	(2,268)
Foreign currency exchange transactions	(5)	—		— *	—	(7)	—		—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(10,525)	9,949		(45)	(38,431)	(8,770)	1,730		(4,104)	(96,592)
Futures contracts	—	(19)		—	—	—	—		—	—
Written options	—	—		—	—	—	—		—	(769)
Foreign currency exchange transactions	—	—		— *	7	— *	—		—	—
Net Realized and Unrealized Gain (Loss)	(12,388)	27,047		(118)	(43,297)	(4,266)	7,860		(4,806)	(91,159)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,310)	$34,720		$247	$(39,574)	$(4,180)	$11,586		$(4,507)	$(86,917)

*	Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	41

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Core Equity		Corporate Bond		Global Bond
(In thousands)	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,078	$3,660	$7,673	$15,182	$365	$855
Net realized gain (loss) on investments	(1,863)	39,097	17,117	7,968	(73)	71
Net change in unrealized appreciation (depreciation)	(10,525)	141,906	9,930	40,261	(45)	1,024
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,310)	184,663	34,720	63,411	247	1,950

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class II	(41,268)	(73,214)	(15,230)	(15,235)	(784)	(784)
Total Distributions to Shareholders	(41,268)	(73,214)	(15,230)	(15,235)	(784)	(784)
Capital Share Transactions	(12,306)	(14,607)	8,531	7,718	(413)	(2,406)
Net Increase (Decrease) in Net Assets	(63,884)	96,842	28,021	55,894	(950)	(1,240)
Net Assets, Beginning of Period	723,275	626,433	599,802	543,908	20,602	21,842
Net Assets, End of Period	$659,391	$723,275	$627,823	$599,802	$19,652	$20,602

	Global Equity Income		Global Growth		Limited-Term Bond
(In thousands)	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,723	$7,412	$86	$596	$3,726	$9,982
Net realized gain (loss) on investments	(4,873)	(1,045)	4,504	(3,622)	6,130	2,068
Net change in unrealized appreciation (depreciation)	(38,424)	54,983	(8,770)	36,179	1,730	10,182
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,574)	61,350	(4,180)	33,153	11,586	22,232

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class II	(8,016)	(85,169)	(585)	(96,488)	(10,693)	(9,903)
Total Distributions to Shareholders	(8,016)	(85,169)	(585)	(96,488)	(10,693)	(9,903)
Capital Share Transactions	36,023	36,767	(7,462)	77,403	(49,450)	(101,449)
Net Increase (Decrease) in Net Assets	(11,567)	12,948	(12,227)	14,068	(48,557)	(89,120)
Net Assets, Beginning of Period	296,584	283,636	148,342	134,274	452,542	541,662
Net Assets, End of Period	$285,017	$296,584	$136,115	$148,342	$403,985	$452,542

See Accompanying Notes to Financial Statements.

42	SEMIANNUAL REPORT	2020

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Securian Real Estate Securities		Value
(In thousands)	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$299	$503	$4,242	$8,776
Net realized gain (loss) on investments	(702)	2,485	6,202	18,462
Net change in unrealized appreciation (depreciation)	(4,104)	4,986	(97,361)	84,726
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,507)	7,974	(86,917)	111,964

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class II	(2,884)	(744)	(26,609)	(30,616)
Total Distributions to Shareholders	(2,884)	(744)	(26,609)	(30,616)
Capital Share Transactions	955	(6,032)	(1,593)	(16,326)
Net Increase (Decrease) in Net Assets	(6,436)	1,198	(115,119)	65,022
Net Assets, Beginning of Period	35,461	34,263	510,877	445,855
Net Assets, End of Period	$29,025	$35,461	$395,758	$510,877

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	43

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Core Equity
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	$12.63	$0.04	$(0.23)	$(0.19)	$(0.07)	$(0.70)	$(0.77)
Year ended 12-31-2019	10.80	0.06	3.10	3.16	(0.07)	(1.26)	(1.33)
Year ended 12-31-2018	12.30	0.07	(0.53)	(0.46)	(0.06)	(0.98)	(1.04)
Year ended 12-31-2017	10.67	0.05	2.09	2.14	(0.05)	(0.46)	(0.51)
Year ended 12-31-2016	11.75	0.05	0.32	0.37	(0.05)	(1.40)	(1.45)
Year ended 12-31-2015	14.18	0.05	(0.06)	(0.01)	(0.05)	(2.37)	(2.42)

Corporate Bond
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	5.60	0.07	0.28	0.35	(0.15)	—	(0.15)
Year ended 12-31-2019	5.13	0.15	0.47	0.62	(0.15)	—	(0.15)
Year ended 12-31-2018	5.35	0.14	(0.24)	(0.10)	(0.11)	(0.01)	(0.12)
Year ended 12-31-2017	5.27	0.12	0.08	0.20	(0.08)	(0.04)	(0.12)
Year ended 12-31-2016	5.20	0.12	0.09	0.21	(0.13)	(0.01)	(0.14)
Year ended 12-31-2015	5.34	0.10	(0.09)	0.01	(0.15)	—	(0.15)

Global Bond
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	5.07	0.09	(0.02)	0.07	(0.20)	—	(0.20)
Year ended 12-31-2019	4.81	0.20	0.24	0.44	(0.18)	—	(0.18)
Year ended 12-31-2018	4.96	0.17	(0.18)	(0.01)	(0.14)	—	(0.14)
Year ended 12-31-2017	4.89	0.15	0.06	0.21	(0.14)	—	(0.14)
Year ended 12-31-2016	4.74	0.16	0.17	0.33	(0.18)	—	(0.18)
Year ended 12-31-2015	5.05	0.19	(0.31)	(0.12)	(0.19)	—	(0.19)

Global Equity Income
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	6.01	0.07	(0.90)	(0.83)	(0.14)	—	(0.14)
Year ended 12-31-2019	6.89	0.16	1.17	1.33	(0.22)	(1.99)	(2.21)
Year ended 12-31-2018	8.58	0.16	(1.07)	(0.91)	(0.14)	(0.64)	(0.78)
Year ended 12-31-2017	7.79	0.13	1.03	1.16	(0.10)	(0.27)	(0.37)
Year ended 12-31-2016	7.82	0.11	0.40	0.51	(0.10)	(0.44)	(0.54)
Year ended 12-31-2015	9.05	0.09	(0.23)	(0.14)	(0.11)	(0.98)	(1.09)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

    .

44	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Core Equity
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	$11.67	-1.24%	$659	0.95	%(4)	0.64	%(4)	1.01	%(4)	0.58	%(4)	32%
Year ended 12-31-2019	12.63	31.09	723	0.95		0.53		1.00		0.48		80
Year ended 12-31-2018	10.80	-4.51	626	0.95		0.59		1.00		0.54		99
Year ended 12-31-2017	12.30	20.75	445	0.95		0.42		1.00		0.37		78
Year ended 12-31-2016	10.67	3.74	420	0.95		0.45		1.01		0.39		75
Year ended 12-31-2015	11.75	-0.69	454	0.95		0.38		1.00		0.33		60

Corporate Bond
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	5.80	6.43	628	0.78	(4)	2.56	(4)	—		—		60
Year ended 12-31-2019	5.60	12.18	600	0.77		2.73		—		—		66
Year ended 12-31-2018	5.13	-1.90	544	0.77		2.77		—		—		63
Year ended 12-31-2017	5.35	4.01	548	0.78		2.32		—		—		66
Year ended 12-31-2016	5.27	4.03	416	0.79		2.17		—		—		84
Year ended 12-31-2015	5.20	0.20	280	0.78		1.87		—		—		59

Global Bond
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	4.94	1.68	20	0.78	(4)	3.72	(4)	1.41	(4)	3.09	(4)	29
Year ended 12-31-2019	5.07	9.42	21	0.50		3.96		1.13		3.33		43
Year ended 12-31-2018	4.81	-0.18	22	0.50		3.52		1.12		2.90		37
Year ended 12-31-2017	4.96	4.27	23	0.50		3.08		1.12		2.46		49
Year ended 12-31-2016	4.89	7.04	22	0.50		3.28		1.13		2.65		18
Year ended 12-31-2015	4.74	-2.65	20	0.51		3.80		1.14		3.17		26

Global Equity Income
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	5.04	-13.63	285	1.04	(4)	2.71	(4)	—		—		41
Year ended 12-31-2019	6.01	23.15	297	1.02		2.52		—		—		39
Year ended 12-31-2018	6.89	-11.68	284	1.01		2.01		—		—		93
Year ended 12-31-2017	8.58	15.56	527	1.00		1.60		—		—		35
Year ended 12-31-2016	7.79	6.95	509	1.01		1.43		—		—		59
Year ended 12-31-2015	7.82	-2.06	515	1.00		1.14		—		—		50

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	45

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Global Growth
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	$3.58	$0.00	*	$(0.11)	$(0.11)	$(0.01)	$—	$(0.01)
Year ended 12-31-2019	8.67	0.02		1.45	1.47	(0.06)	(6.50)	(6.56)
Year ended 12-31-2018	9.87	0.05		(0.58)	(0.53)	(0.05)	(0.62)	(0.67)
Year ended 12-31-2017	8.14	0.04		1.93	1.97	— *	(0.24)	(0.24)
Year ended 12-31-2016	8.68	0.01		(0.28)	(0.27)	(0.02)	(0.25)	(0.27)
Year ended 12-31-2015	8.84	0.02		0.31	0.33	(0.04)	(0.45)	(0.49)

Limited-Term Bond
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	4.95	0.05		0.09	0.14	(0.14)	—	(0.14)
Year ended 12-31-2019	4.84	0.09		0.11	0.20	(0.09)	—	(0.09)
Year ended 12-31-2018	4.88	0.09		(0.05)	0.04	(0.08)	—	(0.08)
Year ended 12-31-2017	4.89	0.08		(0.01)	0.07	(0.08)	—	(0.08)
Year ended 12-31-2016	4.87	0.08		0.01	0.09	(0.07)	—	(0.07)
Year ended 12-31-2015	4.90	0.06		(0.02)	0.04	(0.07)	—	(0.07)

Securian Real Estate Securities
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	8.05	0.07		(1.19)	(1.12)	(0.12)	(0.57)	(0.69)
Year ended 12-31-2019	6.60	0.17		1.43	1.60	(0.12)	(0.03)	(0.15)
Year ended 12-31-2018	7.64	0.10		(0.54)	(0.44)	(0.11)	(0.49)	(0.60)
Year ended 12-31-2017	8.40	0.11		0.27	0.38	(0.11)	(1.03)	(1.14)
Year ended 12-31-2016	8.98	0.10		0.25	0.35	(0.10)	(0.84)	(0.94)
Year ended 12-31-2015	9.59	0.10		0.31	0.41	(0.10)	(0.92)	(1.02)

Value
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	6.72	0.06		(1.24)	(1.18)	(0.12)	(0.24)	(0.36)
Year ended 12-31-2019	5.69	0.11		1.32	1.43	(0.05)	(0.35)	(0.40)
Year ended 12-31-2018	6.44	0.07		(0.51)	(0.44)	(0.12)	(0.19)	(0.31)
Year ended 12-31-2017	5.93	0.11		0.61	0.72	(0.09)	(0.12)	(0.21)
Year ended 12-31-2016	6.15	0.08		0.49	0.57	(0.07)	(0.72)	(0.79)
Year ended 12-31-2015	7.39	0.06		(0.30)	(0.24)	(0.06)	(0.94)	(1.00)

* Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

    .

46	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Global Growth
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	$3.46	-2.77%	$136	1.13	%(4)	0.13	%(4)	1.25	%(4)	0.01	%(4)	21%
Year ended 12-31-2019	3.58	25.93	148	1.13		0.41		1.21		0.33		26
Year ended 12-31-2018	8.67	-6.27	134	1.13		0.46		1.18		0.41		40
Year ended 12-31-2017	9.87	24.52	424	1.14		0.47		1.17		0.44		54
Year ended 12-31-2016	8.14	-3.04	408	1.13		0.09		1.16		0.06		71
Year ended 12-31-2015	8.68	3.39	507	1.14		0.23		1.17		0.20		54

Limited-Term Bond
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	4.95	2.99	404	0.82	(4)	1.82	(4)	—		—		37
Year ended 12-31-2019	4.95	4.23	453	0.79		1.89		—		—		54
Year ended 12-31-2018	4.84	0.78	542	0.79		1.91		—		—		53
Year ended 12-31-2017	4.88	1.40	443	0.80		1.62		—		—		55
Year ended 12-31-2016	4.89	1.94	395	0.81		1.53		—		—		60
Year ended 12-31-2015	4.87	0.87	385	0.80		1.31		—		—		44

Securian Real Estate Securities
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	6.24	-13.26	29	1.44	(4)	1.98	(4)	1.53	(4)	1.89	(4)	36
Year ended 12-31-2019	8.05	24.43	35	1.26		1.36		1.35		1.27		54
Year ended 12-31-2018	6.60	-5.57	34	1.24		1.45		1.33		1.36		71
Year ended 12-31-2017	7.64	5.39	43	1.22		1.38		1.31		1.29		73
Year ended 12-31-2016	8.39	4.26	49	1.20		1.26		1.29		1.17		79
Year ended 12-31-2015	8.98	4.78	47	1.19		1.10		1.28		1.01		57

Value
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	5.18	-17.44	396	1.01	(4)	1.98	(4)	—		—		29
Year ended 12-31-2019	6.72	26.33	511	1.00		1.81		—		—		62
Year ended 12-31-2018	5.69	-7.24	446	1.00		1.09		—		—		56
Year ended 12-31-2017	6.44	12.49	432	1.00		1.74		—		—		67
Year ended 12-31-2016	5.93	11.14	379	1.02		1.38		1.03		1.37		54
Year ended 12-31-2015	6.15	-3.91	384	0.99		0.91		1.00		0.90		74

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	47

NOTES TO FINANCIAL STATEMENTS	IVY VIP

JUNE 30, 2020 (UNAUDITED)

1.	ORGANIZATION

Ivy Variable Insurance Portfolios, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Core Equity, Corporate Bond, Global Bond, Global Equity Income, Global Growth, Limited-Term Bond, Securian Real Estate Securities and Value (each, a “Portfolio”) are eight series of the Trust and are the only series of the Trust included in these financial statements. The assets belonging to each Portfolio are held separately by the custodian. The investment objective, policies and risk factors of each Portfolio are described more fully in the Prospectus and Statement of Additional Information (“SAI”). Each Portfolio’s investment adviser is Ivy Investment Management Company (“IICO”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Portfolio’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Portfolios file income tax returns in U.S. federal and applicable state jurisdictions. The Portfolios’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Portfolio will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Portfolios under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet

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all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Portfolios’ Statement of Assets and Liabilities, less any collateral held by the Portfolios.

Certain Portfolios may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Portfolios may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Portfolios may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

The London Interbank Offered Rate “LIBOR” is an indicative measure of the average interest rate at which major global banks could borrow from one another. LIBOR is quoted in multiple currencies and multiple time frames using data reported by private-sector banks. LIBOR is used extensively in the United States and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds and loans, floating rate mortgages, asset-backed securities, consumer loans, and interest rate swaps and other derivatives.

It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market.

Management believes that, with respect to any significant investments by a Portfolio in instruments linked to LIBOR, the impact on investments and discontinuation of LIBOR may represent a significant risk.

However, management acknowledges that the anticipated transition away from LIBOR will occur after 2021 and certain of the current investments will mature prior to that time. Furthermore, the ways in which LIBOR’s discontinuation potentially could impact the Portfolios’ investments is not fully known. The extent of that impact may vary depending on various factors, which include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new successor reference rates and/or fallbacks for both legacy and new instruments.

In addition, the transition to a successor rate could potentially cause (i) increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, (ii) a reduction in the value of certain instruments held by a Portfolio, or (iii) reduced effectiveness of related Portfolio transactions, such as hedging.

As the impacts of the transition become clearer during the next year, Management will be evaluating the impacts of these changes.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in

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emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

The individual Portfolios herein have adopted a Liquidity Risk Management Program (the “Program”). The Portfolio’s board has designated a Liquidity Risk Management Committee (the “Committee”) as the administrator of the Program. The Committee or delegates of the Committee conduct the day-to-day operation of the Program. Under the Program, the Committee manages the Portfolio’s liquidity risk, which is the risk that any Portfolio could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Portfolio. This risk is managed by monitoring the degree of liquidity of the Portfolio’s investments, limiting the amount of the Portfolio’s illiquid investments, and utilizing various risk management tools and facilities available to the Portfolio for meeting shareholder redemptions, among other means. The Committee’s process of determining the degree of liquidity of the Portfolio’s investments is supported by one or more third-party liquidity assessment vendors. The Portfolio’s board reviewed a report prepared by a designee of the Committee regarding the operation, adequacy and effectiveness of the Program from the period June 1, 2019, through March 31, 2020. The report described the Program’s liquidity classification methodology and the methodology in establishing a Portfolio’s Highly Liquid Investment Minimum (“HLIM”), if necessary. The Committee reported that during the period covered by the report, there were no material changes to the Program and no significant liquidity events impacting the Portfolio or its ability to timely meet redemptions without dilution to existing shareholders. In addition, the Committee provided its assessment that the Program, including the operation of each Portfolio’s HLIM, where applicable, had been effective in managing the Portfolio’s liquidity risk.

Inflation-Indexed Bonds. Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Portfolios may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the LIBOR or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Portfolio purchases a participation of a loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Portfolio generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Portfolios may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and

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require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Portfolios may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Portfolio on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Portfolio’s NAV to the extent the Portfolio executes such transactions while remaining substantially fully invested. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Portfolio’s investment subadviser, as applicable, consider advantageous. The Portfolio maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Portfolio. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Portfolio calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

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Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Portfolio’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. IICO, pursuant to authority delegated by the Board, has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Portfolio uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Portfolio may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Portfolios’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

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Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, which are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Exchange-traded futures contracts are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over the counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Overdraft due to custodian. Due to the short-term nature of overdraft due to custodian, the carrying value approximates fair value and the liability is categorized as Level 2 in the fair value hierarchy.

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Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Portfolio.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Portfolios use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Portfolios’ financial positions and results of operations.

Futures Contracts. Each Portfolio is authorized to engage in buying and selling futures contracts. Upon entering into a futures contract, a Portfolio is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent amounts, known as variation margin, are paid or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying debt security or index. Options on futures contracts may also be purchased or sold by a Portfolio.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Portfolio is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio’s securities.

Corporate Bond invests in short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk).

Option Contracts. Options purchased by a Portfolio are accounted for in the same manner as portfolio securities. The cost of the underlying instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the

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proceeds from the sale of the underlying instrument in determining whether a Portfolio has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Portfolio is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Portfolio’s exposure to the underlying instrument. With written options, there may be times when a Portfolio will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Portfolio, due to unfavorable movement of the market price of the underlying instrument.

Option contracts can be traded on a regulated exchange or traded OTC. Unlike the trades on a regulated exchange where the clearinghouse guarantees the performances of both the buyer and the seller, to the extent a Portfolio enters into OTC option transactions with counterparties, the Portfolio will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Value writes call and put options to increase or decrease hedging exposure to underlying instruments (which include equity risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Collateral and rights of offset. A Portfolio mitigates credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing all OTC derivative transactions between the Portfolio and each of its counterparties. Although it is not possible to eliminate credit risk entirely, the CSA allows the Portfolio and its counterparty to reduce their exposure to the risk of payment default by the other party by holding an amount in collateral equivalent to the realized and unrealized amount of exposure to the counterparty, which is generally held by the Portfolio’s custodian. An amount of collateral is moved to/from applicable counterparties only if the amount of collateral required to be posted surpasses both the threshold and the minimum transfer amount pre-agreed in the CSA between the Portfolio and the counterparty. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of June 30, 2020:

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Value
Written options at value	$2,493	$—	$2,493	$—	$(2,493)	$—	$—

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of June 30, 2020:

		Assets		Liabilities
Portfolio	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Corporate Bond	Interest Rate		$—	Unrealized depreciation on futures contracts*	$19
Value	Equity		—	Written options at value	$3,840

* The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of June 30, 2020.

2020	SEMIANNUAL REPORT	55

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended June 30, 2020:

		Net realized gain (loss) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Corporate Bond	Interest rate	$—	$—	$(746)	$—	$—	$(746)
Value	Equity	—	—	—	(2,268)	—	(2,268)

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended June 30, 2020:

		Net change in unrealized appreciation (depreciation) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Corporate Bond	Interest rate	$—	$—	$(19)	$—	$—	$(19)
Value	Equity	—	—	—	(769)	—	(769)

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended June 30, 2020, the average derivative volume was as follows:

Portfolio	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Corporate Bond	$—	$—	$11,819	$—	$—	$—
Value	—	—	—	—	—	2,162

(1) Average absolute value of unrealized appreciation/depreciation during the period.

(2) Average value outstanding during the period.

(3) Average notional amount outstanding during the period.

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO serves as each Portfolio’s investment adviser. The management fee is accrued daily by each Portfolio at the following annual rates as a percentage of average daily net assets:

Portfolio (M - Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Core Equity	0.700%	0.700%	0.650%	0.650%	0.600%	0.550%
Corporate Bond	0.475	0.475	0.450	0.400	0.400	0.400
Global Bond	0.625	0.600	0.550	0.500	0.500	0.500
Global Equity Income	0.700	0.700	0.650	0.650	0.600	0.550
Global Growth	0.850	0.850	0.830	0.830	0.800	0.760
Limited-Term Bond	0.500	0.450	0.400	0.350	0.350	0.350
Securian Real Estate Securities	0.900	0.900	0.870	0.870	0.840	0.800
Value	0.700	0.700	0.650	0.650	0.600	0.550

IICO has voluntarily agreed to waive a Portfolio’s investment management fee on any Portfolio that is not subadvised on any day that the Portfolio’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers for more information.

IICO has entered into a Subadvisory Agreement with the following entity on behalf of Securian Real Estate Securities:

Securian Asset Management, Inc. (“Securian”) serves as subadvisor to Securian Real Estate Securities. The subadvisor makes investment decisions in accordance with the Portfolio’s investment objectives, policies and restrictions under the supervision of IICO and the Board of Trustees. IICO pays all applicable costs of the subadvisor.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the

56	SEMIANNUAL REPORT	2020

Trust and the Trustee(s). Each Portfolio records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Portfolios are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with Waddell & Reed Services Company (“WRSCO”), doing business as WI Services Company (“WISC”). Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Portfolio records, pricing of Portfolio shares and preparation of certain shareholder reports. For these services, each Portfolio pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

Each Portfolio also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Portfolio’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. Under the Transfer Agency Agreement between the Trust and WISC, each Portfolio reimburses WISC for certain out-of-pocket costs.

Service Plan. Class II. Under a Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act, each Portfolio may pay a service fee to Ivy Distributors, Inc. (“IDI”) for Class II shares in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

Expense Reimbursements and/or Waivers. IICO, the Portfolios’ investment manager, IDI, the Portfolios’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Portfolios’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Portfolio and class expense limitations and related waivers/reimbursements for the period ended June 30, 2020 were as follows:

Portfolio Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Core Equity	Class II	Contractual	10-1-2016	4-30-2021	0.95%	$169		12b-1 Fees and/or Shareholder Servicing
Global Bond	Class II	Voluntary	N/A	N/A	N/A	$61	(1)	Investment Management Fee
Global Growth	Class II	Contractual	10-1-2016	4-30-2021	1.13%	$78		12b-1 Fees and/or Shareholder Servicing
Securian Real Estate Securities	Class II	Contractual	12-3-2012	4-30-2021	N/A	$14	(2)	Investment Management Fee

(1)

For Portfolios managed solely by IICO, IICO has voluntarily agreed to waive its management fee for any day that a portfolio’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver.

(2)	The Portfolio’s investment management fee is being reduced by 0.09% of average daily net assets until April 30, 2021.

Any amounts due to the Portfolios as a reimbursement but not paid as of June 30, 2020 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

6.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended June 30, 2020.

2020	SEMIANNUAL REPORT	57

7.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended June 30, 2020, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Core Equity	$—	$206,701	$—	$254,685
Corporate Bond	—	351,477	—	354,213
Global Bond	453	5,211	2,584	3,895
Global Equity Income	—	141,700	—	109,806
Global Growth	—	27,030	—	30,949
Limited-Term Bond	65,407	82,539	149,393	71,621
Securian Real Estate Securities	—	10,797	—	13,057
Value	—	119,731	—	138,133

8.	LOANS OF PORTFOLIO SECURITIES ($ amounts in thousands)

Each Portfolio may lend their portfolio securities only to borrowers that are approved by the Portfolio’s securities lending agent, The Bank of New York Mellon (“BNYM”). The borrower pledges and maintains with the Portfolio collateral consisting of cash or securities issued or guaranteed by the U.S. government. The collateral received by the Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% of the market value for all other securities, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars, in which case the collateral is required to have a value of at least 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio and any excess collateral is returned by the Portfolio on the next business day. During the term of the loan, the Portfolio is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in the Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares or certain other registered money market funds and are disclosed in the Portfolio’s Schedule of Investments and are reflected in the Statement of Assets and Liabilities as cash collateral on securities loaned at value. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio and the Portfolio does not have the ability to re-hypothecate these securities. The securities on loan for each Portfolio are also disclosed in its Schedule of Investments. The total value of any securities on loan as of June 30, 2020 and the total value of the related cash collateral are disclosed in the Statement of Assets and Liabilities. Income earned by the Portfolios from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of each Portfolio’s securities lending positions and related cash and non-cash collateral received as of June 30, 2020:

Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Corporate Bond	$1,838	$1,671	$212	$1,883
Global Bond	115	118	—	118
Global Equity Income	6,582	13,018	—	13,018
Limited-Term Bond	418	419	11	430

The cash collateral received amounts presented in the table above are transactions accounted for as secured borrowings and have an overnight and continuous maturity. The proceeds from the cash collateral received is invested in registered money market funds.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Portfolios benefit from a borrower indemnity provided by BNYM. BNYM’s indemnity allows for full replacement of securities lent wherein BNYM will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, BNYM will purchase the unreturned loan securities at BNYM’s expense. However, the Portfolio could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

58	SEMIANNUAL REPORT	2020

9.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Core Equity				Corporate Bond
	Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19		Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	2,515	$26,894	2,145	$25,198	18,487	$105,659	15,860	$87,364
Shares issued in reinvestment of distributions to shareholders:
Class II	3,675	41,267	6,669	73,214	2,715	15,230	2,907	15,235
Shares redeemed:
Class II	(6,976)	(80,467)	(9,534)	(113,019)	(20,202)	(112,358)	(17,580)	(94,881)

Net increase (decrease)	(786)	$(12,306)	(720)	$(14,607)	1,000	$8,531	1,187	$7,718

	Global Bond				Global Equity Income
	Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19		Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	298	$1,493	750	$3,702	14,866	$74,396	861	$5,716
Shares issued in reinvestment of distributions to shareholders:
Class II	164	784	162	784	1,697	8,016	15,944	85,169
Shares redeemed:
Class II	(550)	(2,690)	(1,391)	(6,892)	(9,376)	(46,389)	(8,600)	(54,118)

Net increase (decrease)	(88)	$(413)	(479)	$(2,406)	7,187	$36,023	8,205	$36,767

	Global Growth				Limited-Term Bond
	Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19		Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	835	$2,610	948	$4,338	14,312	$71,268	9,392	$46,061
Shares issued in reinvestment of distributions to shareholders:
Class II	178	585	30,123	96,488	2,180	10,693	2,048	9,903
Shares redeemed:
Class II	(3,170)	(10,657)	(5,094)	(23,423)	(26,387)	(131,411)	(32,011)	(157,413)

Net increase (decrease)	(2,157)	$(7,462)	25,977	$77,403	(9,895)	$(49,450)	(20,571)	$(101,449)

2020	SEMIANNUAL REPORT	59

	Securian Real Estate Securities				Value
	Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19		Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	355	$2,356	428	$3,239	12,178	$63,038	4,195	$26,513
Shares issued in reinvestment of distributions to shareholders:
Class II	494	2,884	99	744	5,308	26,609	5,212	30,616
Shares redeemed:
Class II	(606)	(4,285)	(1,311)	(10,015)	(17,071)	(91,240)	(11,823)	(73,455)

Net increase (decrease)	243	$955	(784)	$(6,032)	415	$(1,593)	(2,416)	$(16,326)

10.	COMMITMENTS

Bridge loan commitments may obligate a Portfolio to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statements of Operations. At June 30, 2020, there were no outstanding bridge loan commitments.

11.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Core Equity	$568,215	$105,387	$13,316	$92,071
Corporate Bond	587,224	42,925	3,437	39,488
Global Bond	19,316	1,067	821	246
Global Equity Income	309,633	17,859	32,534	(14,675)
Global Growth	106,728	34,504	4,647	29,857
Limited-Term Bond	396,012	9,970	1,129	8,841
Securian Real Estate Securities	30,681	1,954	3,727	(1,773)
Value	420,449	27,477	52,195	(24,718)
For Federal income tax purposes, the Portfolios’ undistributed earnings and profit for the year ended December 31, 2019 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Core Equity	$9,948	$31,253	$—	$—	$—
Corporate Bond	15,224	—	—	—	—
Global Bond	781	—	—	—	—
Global Equity Income	8,009	—	—	—	—
Global Growth	581	—	—	—	—
Limited-Term Bond	10,690	—	—	—	—
Securian Real Estate Securities	942	1,940	—	—	—
Value	9,455	17,064	—	—	—

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

60	SEMIANNUAL REPORT	2020

The tax character of dividends and distributions paid during the two fiscal years ended December 31, 2019 and 2018 were as follows:

	December 31, 2019		December 31, 2018
Portfolio	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Core Equity	$4,416	$68,798	$6,304	$29,233
Corporate Bond	15,235	—	11,579	—
Global Bond	784	—	626	—
Global Equity Income	8,357	76,812	10,709	34,998
Global Growth	11,998	84,490	6,600	20,587
Limited-Term Bond	9,903	—	7,043	—
Securian Real Estate Securities	582	162	1,197	2,119
Value	3,917	26,699	7,704	12,385

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of December 31, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of December 31, 2019, the capital loss carryforwards were as follows:

Portfolio	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Core Equity	$—	$—
Corporate Bond	—	2,256
Global Bond	305	758
Global Equity Income	1,165	—
Global Growth	3,567	128
Limited-Term Bond	1,018	4,899
Securian Real Estate Securities	—	—
Value	—	—

2020	SEMIANNUAL REPORT	61

PROXY VOTING INFORMATION	IVY VIP

(UNAUDITED)

Proxy	Voting Guidelines

A description of the policies and procedures Ivy Variable Insurance Portfolios uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923-3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy	Voting Records

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

    .

62	SEMIANNUAL REPORT	2020

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY VIP

(UNAUDITED)

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q and/or Form NPORT-EX . These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

2020	SEMIANNUAL REPORT	63

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2020	SEMIANNUAL REPORT	65

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66	SEMIANNUAL REPORT	2020

THE IVY VARIABLE INSURANCE PORTFOLIOS FAMILY

Global/International Portfolios

Global Equity Income

Global Growth

International Core Equity

Domestic Equity Portfolios

Core Equity

Growth

Mid Cap Growth

Small Cap Core

Small Cap Growth

Value

Fixed Income Portfolios

Corporate Bond

Global Bond

High Income

Limited-Term Bond

Money Market Portfolio

Government Money Market

Specialty Portfolios

Asset Strategy

Balanced

Energy

Natural Resources

Pathfinder Aggressive

Pathfinder Conservative

Pathfinder Moderate

Pathfinder Moderately Aggressive

Pathfinder Moderately Conservative

Pathfinder Moderate – Managed Volatility

Pathfinder Moderately Aggressive – Managed Volatility

Pathfinder Moderately Conservative – Managed Volatility

Science and Technology

Securian Real Estate Securities

The underlying portfolios discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of Ivy Variable Insurance Portfolios. It is not authorized for distribution to prospective investors in a Portfolio unless accompanied with or preceded by the current Portfolio prospectus as well as the variable product prospectus.

2020	SEMIANNUAL REPORT	67

SEMIANN-VIP2 (06/20)

VARIABLE INSURANCE PORTFOLIOS	Semiannual Report JUNE 30, 2020

Ivy Variable Insurance Portfolios

Pathfinder Aggressive	Class II

Pathfinder Conservative	Class II

Pathfinder Moderate	Class II

Pathfinder Moderately Aggressive	Class II

Pathfinder Moderately Conservative	Class II

Pathfinder Moderate — Managed Volatility	Class II

Pathfinder Moderately Aggressive — Managed Volatility	Class II

Pathfinder Moderately Conservative — Managed Volatility	Class II

Government Money Market	Class II

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (SEC), you may not be receiving paper copies of the Fund’s annual or semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company that offers your variable annuity or variable life insurance contract or from your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a shareholder report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by following the instructions provided by the insurance company or by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

CONTENTS	IVY VIP

2

PRESIDENT’S LETTER	IVY VIP

JUNE 30, 2020 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

Markets thus far in 2020 have been, to use an overused word, unprecedented. In a matter of months, we have witnessed economic and market moves that typically take an entire market cycle of many years to unfold. Financial markets had been positive in early 2020, as political conflicts, trade uncertainty and global economic growth concerns waned. However, that upward trajectory suddenly reversed in late February 2020 and markets declined in response to two exogenous shocks: the COVID-19 pandemic and the collapse in energy markets. The COVID-19 pandemic caused one of the most rapid and dramatic global economic downturns in history. The U.S. stock markets dropped approximately 35% from peak in February to trough in late March. Global economic activity hit a full stop around the world, as countries and businesses implemented plans to isolate and protect each other. The pause on economic activity, along with a conflict between Russia and Saudi Arabia, caused a historic rout in oil markets. Remarkably, within about 30 days, we moved from a relatively strong domestic economy with financial market indexes hitting record highs, to a global recession.

Governments and central banks have taken unprecedented steps to mitigate the economic blow of social distancing. Monetary policy response has been broader and more rapid than at any other time in history. Global central banks have enacted aggressive stimulus through lower interest rates, quantitative easing (QE) and liquidity provisions, with some developing countries implementing QE for the first time. The U.S. Federal Reserve’s (Fed) response has been the strongest with a broad array of policy measures including an unprecedented pace of QE.

Just as global central banks are acting aggressively, governments around the world are responding with fiscal stimulus. While projected budget deficits for many countries are huge, those figures include loans designed to keep companies afloat and people employed. Up to this point, the fiscal impulse for most major countries is between 5 and 10% of gross domestic product (GDP). This is extremely aggressive both in size and speed of implementation, as we have only been facing this pandemic for a few months. More global fiscal stimulus seems probable. For instance, in addition to the $2.2 trillion CARES (Coronavirus Aid, Relief and Economic Security) Act, we expect another large fiscal stimulus in the U.S. to become law, which will likely include some form of extension to unemployment benefits and provide aid to state and local governments.

Enthusiasm about the economy possibly regaining momentum has been muted by ongoing uncertainty regarding the public health risks of reopening. While volatility has retreated sharply from the record highs of late March, it remains at elevated levels. Recent moves have shown that markets are likely to respond to changes in new COVID-19 cases, both positively and negatively. Since the March 23 trough, the S&P 500 Index has stabilized and experienced a rapid bounce back. Year-to-date as of June 30, the Index is down 3.1%. Given this rebound, investors might wonder if the market is ahead of itself.

As we move forward and examine the investment landscape, we continue to put greater emphasis on the fundamentals and quality of asset classes and sectors. We believe it is important to stay focused on the merits of individual market sectors, industries and company business models when making investment decisions. Those fundamentals historically have tended to outweigh external factors. In today’s environment, we believe there are many high-quality businesses offering attractive entry points and cyclicals that will likely be key beneficiaries as economies continue to recover. Importantly, through this uncertain time, we remain focused on the innovation and management skill within individual companies, the ultimate drivers of long-term stock prices.

Economic Snapshot

	6/30/2020	12/31/2019
S&P 500 Index	3,100.29	3,230.78
MSCI EAFE Index	1,780.58	2,036.94
10-Year Treasury Yield	0.66%	1.92%
U.S. unemployment rate	11.1%	3.5%
30-year fixed mortgage rate	3.13%	3.74%
Oil price per barrel	$39.27	$61.14

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Variable Insurance Portfolios and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2020	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

Expense Example

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder in the underlying Ivy VIP Portfolios, the Pathfinder Aggressive, Pathfinder Conservative, Pathfinder Moderate, Pathfinder Moderately Aggressive and Pathfinder Moderately Conservative Portfolios (collectively, the “Pathfinder Portfolios”) and the Pathfinder Moderate — Managed Volatility, Pathfinder Moderately Aggressive — Managed Volatility and Pathfinder Moderately Conservative — Managed Volatility Portfolios (collectively, the “Managed Volatility Portfolios”) will indirectly bear their pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the Pathfinder Portfolios’ or Managed Volatility Portfolios’ annualized expense ratios or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2020.

Actual Expenses

The first section in the following table provides information about actual investment values and actual expenses for each share class. You may use the information in this section, together with your initial investment in Portfolio shares, to estimate the expenses that you paid over the period. Simply divide the value of that investment by $1,000 (for example, a $7,500 initial investment divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your investment during this period. In addition, there are fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical investment values and hypothetical expenses for each share class based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical investment values and expenses may not be used to estimate the actual investment value at the end of the period or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs as a shareholder of the Portfolio and do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 in Notes to Financial Statements for further information.

4	SEMIANNUAL REPORT	2020

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

	Actual(1)			Hypothetical(2)

Portfolio	Beginning Account Value 12-31-19	Ending Account Value 6-30-20	Expenses Paid During Period*	Beginning Account Value 12-31-19	Ending Account Value 6-30-20	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Pathfinder Aggressive
Class II	$1,000	$967.30	$0.69	$1,000	$1,024.20	$0.71	0.13%
Pathfinder Conservative
Class II	$1,000	$1,009.00	$0.50	$1,000	$1,024.40	$0.51	0.09%
Pathfinder Moderate
Class II	$1,000	$988.50	$0.20	$1,000	$1,024.68	$0.20	0.04%
Pathfinder Moderately Aggressive
Class II	$1,000	$977.90	$0.20	$1,000	$1,024.69	$0.20	0.04%
Pathfinder Moderately Conservative
Class II	$1,000	$998.70	$0.30	$1,000	$1,024.55	$0.30	0.06%
Pathfinder Moderate — Managed Volatility
Class II	$1,000	$961.90	$1.08	$1,000	$1,023.72	$1.11	0.23%
Pathfinder Moderately Aggressive — Managed Volatility
Class II	$1,000	$950.40	$1.46	$1,000	$1,023.34	$1.52	0.31%
Pathfinder Moderately Conservative — Managed Volatility
Class II	$1,000	$983.70	$1.59	$1,000	$1,023.29	$1.62	0.32%
Government Money Market
Class II	$1,000	$1,003.70	$2.00	$1,000	$1,022.90	$2.02	0.40%

*

Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended June 30, 2020, and divided by 366.

(1)

This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other Portfolios.

The above illustrations are based on ongoing costs only.

2020	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS	PATHFINDER PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2020 (UNAUDITED)

Pathfinder Aggressive – Asset Allocation

Ivy VIP Growth, Class II	16.4%
Ivy VIP International Core Equity, Class II	16.1%
Ivy VIP Core Equity, Class II	13.2%
Ivy VIP Global Equity Income, Class II	13.2%
Ivy VIP Corporate Bond, Class II	10.9%
Ivy VIP Value, Class II	10.9%
Ivy VIP Mid Cap Growth, Class I	9.7%
Ivy VIP Limited-Term Bond, Class II	5.0%
Ivy VIP Small Cap Growth, Class I	2.5%
Ivy VIP Small Cap Core, Class II	1.2%
Ivy VIP High Income, Class I	0.2%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.7%

Pathfinder Conservative – Asset Allocation

Ivy VIP Limited-Term Bond, Class II	25.0%
Ivy VIP Corporate Bond, Class II	23.1%
Ivy VIP Growth, Class II	10.2%
Ivy VIP Core Equity, Class II	8.2%
Ivy VIP Value, Class II	7.1%
Ivy VIP Government Money Market, Class II	7.0%
Ivy VIP Mid Cap Growth, Class I	6.6%
Ivy VIP International Core Equity, Class II	5.3%
Ivy VIP Global Equity Income, Class II	4.4%
Ivy VIP Small Cap Growth, Class I	1.5%
Ivy VIP High Income, Class I	1.2%
Ivy VIP Small Cap Core, Class II	0.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.2%

Pathfinder Moderate – Asset Allocation

Ivy VIP Corporate Bond, Class II	16.6%
Ivy VIP Limited-Term Bond, Class II	15.1%
Ivy VIP Growth, Class II	13.4%
Ivy VIP Core Equity, Class II	10.7%
Ivy VIP International Core Equity, Class II	10.7%
Ivy VIP Value, Class II	9.0%
Ivy VIP Global Equity Income, Class II	8.8%
Ivy VIP Mid Cap Growth, Class I	8.2%
Ivy VIP Government Money Market, Class II	4.0%
Ivy VIP Small Cap Growth, Class I	2.0%
Ivy VIP High Income, Class I	0.7%
Ivy VIP Small Cap Core, Class II	0.7%
Cash and Other Assets (Net of Liabilities)	0.1%

Pathfinder Moderately Aggressive – Asset Allocation

Ivy VIP Growth, Class II	14.9%
Ivy VIP Corporate Bond, Class II	13.5%
Ivy VIP International Core Equity, Class II	13.4%
Ivy VIP Core Equity, Class II	12.0%
Ivy VIP Global Equity Income, Class II	11.0%
Ivy VIP Limited-Term Bond, Class II	10.1%
Ivy VIP Value, Class II	9.9%
Ivy VIP Mid Cap Growth, Class I	8.9%
Ivy VIP Government Money Market, Class II	2.3%
Ivy VIP Small Cap Growth, Class I	2.3%
Ivy VIP Small Cap Core, Class II	1.0%
Ivy VIP High Income, Class I	0.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.2%

Pathfinder Moderately Conservative – Asset Allocation

Ivy VIP Corporate Bond, Class II	20.1%
Ivy VIP Limited-Term Bond, Class II	20.1%
Ivy VIP Growth, Class II	11.8%
Ivy VIP Core Equity, Class II	9.4%
Ivy VIP International Core Equity, Class II	8.0%
Ivy VIP Value, Class II	8.0%
Ivy VIP Mid Cap Growth, Class I	7.4%
Ivy VIP Global Equity Income, Class II	6.6%
Ivy VIP Government Money Market, Class II	5.2%
Ivy VIP Small Cap Growth, Class I	1.8%
Ivy VIP High Income, Class I	1.0%
Ivy VIP Small Cap Core, Class II	0.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.1%

6	SEMIANNUAL REPORT	2020

PORTFOLIO HIGHLIGHTS	PATHFINDER PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2020 (UNAUDITED)

Pathfinder Moderate – Managed Volatility – Asset Allocation

Ivy VIP Corporate Bond, Class II	16.0%
Ivy VIP Limited-Term Bond, Class II	14.6%
Ivy VIP Growth, Class II	12.9%
Ivy VIP International Core Equity, Class II	10.4%
Ivy VIP Core Equity, Class II	10.3%
Ivy VIP Value, Class II	8.7%
Ivy VIP Global Equity Income, Class II	8.5%
Ivy VIP Mid Cap Growth, Class I	7.9%
Ivy VIP Government Money Market, Class II	3.9%
Ivy VIP Small Cap Growth, Class I	1.9%
Ivy VIP High Income, Class I	0.7%
Ivy VIP Small Cap Core, Class II	0.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.5%

Pathfinder Moderately Aggressive – Managed Volatility – Asset Allocation

Ivy VIP Growth, Class II	14.5%
Ivy VIP Corporate Bond, Class II	13.2%
Ivy VIP International Core Equity, Class II	13.1%
Ivy VIP Core Equity, Class II	11.7%
Ivy VIP Global Equity Income, Class II	10.8%
Ivy VIP Limited-Term Bond, Class II	9.8%
Ivy VIP Value, Class II	9.7%
Ivy VIP Mid Cap Growth, Class I	8.7%
Ivy VIP Government Money Market, Class II	2.2%
Ivy VIP Small Cap Growth, Class I	2.2%
Ivy VIP Small Cap Core, Class II	0.9%
Ivy VIP High Income, Class I	0.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.7%

Pathfinder Moderately Conservative – Managed Volatility – Asset Allocation

Ivy VIP Corporate Bond, Class II	19.3%
Ivy VIP Limited-Term Bond, Class II	19.3%
Ivy VIP Growth, Class II	11.4%
Ivy VIP Core Equity, Class II	9.1%
Ivy VIP International Core Equity, Class II	7.8%
Ivy VIP Value, Class II	7.7%
Ivy VIP Mid Cap Growth, Class I	7.1%
Ivy VIP Global Equity Income, Class II	6.4%
Ivy VIP Government Money Market, Class II	5.0%
Ivy VIP Small Cap Growth, Class I	1.7%
Ivy VIP High Income, Class I	0.9%
Ivy VIP Small Cap Core, Class II	0.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.8%

The percentages of investments in the underlying funds may not currently be within the target allocation ranges disclosed in the Portfolios’ prospectus due to market movements; these percentages are expected to change over time, and deviation from the target allocation ranges due to market movements is permitted by the prospectus.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2020	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2020 (UNAUDITED)

Pathfinder Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	671	$7,838
Ivy VIP Corporate Bond, Class II	1,120	6,499
Ivy VIP Global Equity Income, Class II	1,556	7,840
Ivy VIP Growth, Class II	922	9,761
Ivy VIP High Income, Class I	49	146
Ivy VIP International Core Equity, Class II	703	9,569
Ivy VIP Limited-Term Bond, Class II	602	2,982
Ivy VIP Mid Cap Growth, Class I	436	5,749
Ivy VIP Small Cap Core, Class II	66	711
Ivy VIP Small Cap Growth, Class I	171	1,499
Ivy VIP Value, Class II	1,247	6,458

TOTAL AFFILIATED MUTUAL FUNDS – 99.3%		$59,052
(Cost: $68,653)

SHORT-TERM SECURITIES

Money Market Funds (A) – 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	388	388

TOTAL SHORT-TERM SECURITIES – 0.7%		$388
(Cost: $388)

TOTAL INVESTMENT SECURITIES – 100.0%		$59,440
(Cost: $69,041)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(15)

NET ASSETS – 100.0%		$59,425

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$59,052	$—	$—
Short-Term Securities	388	—	—

Total	$59,440	$—	$—

See Accompanying Notes to Financial Statements.

Pathfinder Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	675	$7,877
Ivy VIP Corporate Bond, Class II	3,832	22,245
Ivy VIP Global Equity Income, Class II	837	4,220
Ivy VIP Government Money Market, Class II	6,719	6,719
Ivy VIP Growth, Class II	931	9,851
Ivy VIP High Income, Class I	397	1,181
Ivy VIP International Core Equity, Class II	379	5,151
Ivy VIP Limited-Term Bond, Class II	4,867	24,112
Ivy VIP Mid Cap Growth, Class I	481	6,349
Ivy VIP Small Cap Core, Class II	21	229
Ivy VIP Small Cap Growth, Class I	165	1,451
Ivy VIP Value, Class II	1,311	6,794

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$96,179
(Cost: $102,018)

SHORT-TERM SECURITIES

Money Market Funds (A) – 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	98	98

TOTAL SHORT-TERM SECURITIES – 0.1%		$98
(Cost: $98)

TOTAL INVESTMENT SECURITIES – 99.9%		$96,277
(Cost: $102,116)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		135

NET ASSETS – 100.0%		$96,412

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$96,179	$—	$—
Short-Term Securities	98	—	—

Total	$96,277	$—	$—

See Accompanying Notes to Financial Statements.

Pathfinder Moderate

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	5,629	$65,715
Ivy VIP Corporate Bond, Class II	17,506	101,617
Ivy VIP Global Equity Income, Class II	10,719	54,027
Ivy VIP Government Money Market, Class II	24,558	24,558
Ivy VIP Growth, Class II	7,744	81,973
Ivy VIP High Income, Class I	1,523	4,534
Ivy VIP International Core Equity, Class II	4,848	65,946
Ivy VIP Limited-Term Bond, Class II	18,679	92,534
Ivy VIP Mid Cap Growth, Class I	3,792	50,031
Ivy VIP Small Cap Core, Class II	410	4,404
Ivy VIP Small Cap Growth, Class I	1,410	12,391
Ivy VIP Value, Class II	10,642	55,128

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$612,858
(Cost: $676,716)

TOTAL INVESTMENT SECURITIES – 99.9%		$612,858
(Cost: $676,716)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		770

NET ASSETS – 100.0%		$613,628

Notes to Schedule of Investments

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$612,858	$—	$—

Total	$612,858	$—	$—

See Accompanying Notes to Financial Statements.

8	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2020 (UNAUDITED)

Pathfinder Moderately Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	7,586	$88,560
Ivy VIP Corporate Bond, Class II	17,222	99,969
Ivy VIP Global Equity Income, Class II	16,177	81,533
Ivy VIP Government Money Market, Class II	16,669	16,669
Ivy VIP Growth, Class II	10,425	110,351
Ivy VIP High Income, Class I	1,225	3,648
Ivy VIP International Core Equity, Class II	7,316	99,519
Ivy VIP Limited-Term Bond, Class II	15,026	74,439
Ivy VIP Mid Cap Growth, Class I	5,006	66,055
Ivy VIP Small Cap Core, Class II	660	7,093
Ivy VIP Small Cap Growth, Class I	1,916	16,831
Ivy VIP Value, Class II	14,206	73,589

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$738,256
(Cost: $831,353)

SHORT-TERM SECURITIES

Money Market Funds (A) – 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	704	704

TOTAL SHORT-TERM SECURITIES – 0.1%		$704
(Cost: $704)

TOTAL INVESTMENT SECURITIES – 99.9%		$738,960
(Cost: $832,057)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		571

NET ASSETS – 100.0%		$739,531

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$738,256	$—	$—
Short-Term Securities	704	—	—

Total	$738,960	$—	$—

See Accompanying Notes to Financial Statements.

Pathfinder Moderately Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	1,499	$17,499
Ivy VIP Corporate Bond, Class II	6,415	37,234
Ivy VIP Global Equity Income, Class II	2,423	12,210
Ivy VIP Government Money Market, Class II	9,717	9,717
Ivy VIP Growth, Class II	2,064	21,853
Ivy VIP High Income, Class I	612	1,823
Ivy VIP International Core Equity, Class II	1,096	14,904
Ivy VIP Limited-Term Bond, Class II	7,508	37,194
Ivy VIP Mid Cap Growth, Class I	1,035	13,662
Ivy VIP Small Cap Core, Class II	82	885
Ivy VIP Small Cap Growth, Class I	372	3,267
Ivy VIP Value, Class II	2,869	14,861

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$185,109
(Cost: $200,567)

SHORT-TERM SECURITIES

Money Market Funds (A) – 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	146	146

TOTAL SHORT-TERM SECURITIES – 0.1%		$146
(Cost: $146)

TOTAL INVESTMENT SECURITIES – 100.0%		$185,255
(Cost: $200,713)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		62

NET ASSETS – 100.0%		$185,317

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$185,109	$—	$—
Short-Term Securities	146	—	—

Total	$185,255	$—	$—

See Accompanying Notes to Financial Statements.

Pathfinder Moderate – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	5,888	$68,735
Ivy VIP Corporate Bond, Class II	18,302	106,234
Ivy VIP Global Equity Income, Class II	11,213	56,517
Ivy VIP Government Money Market, Class II	25,677	25,677
Ivy VIP Growth, Class II	8,098	85,717
Ivy VIP High Income, Class I	1,592	4,742
Ivy VIP International Core Equity, Class II	5,071	68,984
Ivy VIP Limited-Term Bond, Class II	19,529	96,745
Ivy VIP Mid Cap Growth, Class I	3,965	52,319
Ivy VIP Small Cap Core, Class II	429	4,609
Ivy VIP Small Cap Growth, Class I	1,475	12,960
Ivy VIP Value, Class II	11,135	57,683

TOTAL AFFILIATED MUTUAL FUNDS – 96.5%		$640,922
(Cost: $698,696)

SHORT-TERM SECURITIES

Money Market Funds (A) – 2.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	17,286	17,286

TOTAL SHORT-TERM SECURITIES – 2.6%		$17,286
(Cost: $17,286)

TOTAL INVESTMENT SECURITIES – 99.1%		$658,208
(Cost: $715,982)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 0.9%		6,125

NET ASSETS – 100.0%		$664,333

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2020.

(B)	Cash of $7,536 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
E-mini Russell 2000 Index	Short	150	9-19-20	8	$(10,782)	$502
E-mini S&P 500 Index	Short	548	9-19-20	27	(84,671)	103

					$(95,453)	$605

2020	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2020 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$640,922	$—	$—
Short-Term Securities	17,286	—	—

Total	$658,208	$—	$—

Futures Contracts	$605	$—	$—

See Accompanying Notes to Financial Statements.

Pathfinder Moderately Aggressive – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	860	$10,034
Ivy VIP Corporate Bond, Class II	1,951	11,322
Ivy VIP Global Equity Income, Class II	1,833	9,238
Ivy VIP Government Money Market, Class II	1,888	1,888
Ivy VIP Growth, Class II	1,181	12,500
Ivy VIP High Income, Class I	139	413
Ivy VIP International Core Equity, Class II	829	11,276
Ivy VIP Limited-Term Bond, Class II	1,702	8,431
Ivy VIP Mid Cap Growth, Class I	567	7,483
Ivy VIP Small Cap Core, Class II	75	804
Ivy VIP Small Cap Growth, Class I	217	1,907
Ivy VIP Value, Class II	1,610	8,339

TOTAL AFFILIATED MUTUAL FUNDS – 97.3%		$83,635
(Cost: $94,824)

SHORT-TERM SECURITIES

Money Market Funds (A) – 1.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	1,568	1,568

TOTAL SHORT-TERM SECURITIES – 1.8%		$1,568
(Cost: $1,568)

TOTAL INVESTMENT SECURITIES – 99.1%		$85,203
(Cost: $96,392)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 0.9%		778

NET ASSETS – 100.0%		$85,981

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2020.

(B)	Cash of $962 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
E-mini Russell 2000 Index	Short	19	9-19-20	1	$(1,366)	$63
E-mini S&P 500 Index	Short	70	9-19-20	3	(10,815)	10

					$(12,181)	$73

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$83,635	$—	$—
Short-Term Securities	1,568	—	—

Total	$85,203	$—	$—

Futures Contracts	$73	$—	$—

See Accompanying Notes to Financial Statements.

10	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2020 (UNAUDITED)

Pathfinder Moderately Conservative – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	615	$7,179
Ivy VIP Corporate Bond, Class II	2,630	15,269
Ivy VIP Global Equity Income, Class II	994	5,010
Ivy VIP Government Money Market, Class II	3,985	3,985
Ivy VIP Growth, Class II	847	8,964
Ivy VIP High Income, Class I	251	747
Ivy VIP International Core Equity, Class II	450	6,115
Ivy VIP Limited-Term Bond, Class II	3,079	15,252
Ivy VIP Mid Cap Growth, Class I	425	5,604
Ivy VIP Small Cap Core, Class II	34	363
Ivy VIP Small Cap Growth, Class I	153	1,340
Ivy VIP Value, Class II	1,177	6,099

TOTAL AFFILIATED MUTUAL FUNDS – 96.2%		$75,927
(Cost: $81,655)

SHORT-TERM SECURITIES

Money Market Funds (A) – 2.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	1,946	1,946

TOTAL SHORT-TERM SECURITIES – 2.5%		$1,946
(Cost: $1,946)

TOTAL INVESTMENT SECURITIES – 98.7%		$77,873
(Cost: $83,601)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 1.3%		1,054

NET ASSETS – 100.0%		$78,927

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2020.

(B)	Cash of $887 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
E-mini Russell 2000 Index	Short	13	9-19-20	1	$(935)	$44
E-mini S&P 500 Index	Short	67	9-19-20	3	(10,352)	84

					$(11,287)	$128

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$75,927	$—	$—
Short-Term Securities	1,946	—	—

Total	$77,873	$—	$—

Futures Contracts	$128	$—	$—

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	11

PORTFOLIO HIGHLIGHTS	GOVERNMENT MONEY MARKET

ALL DATA IS AS OF JUNE 30, 2020 (UNAUDITED)

Asset Allocation

Investment Funds	43.3%
Money Market Funds	43.3%
Corporate Obligations	0.6%
Master Note	0.6%
United States Government Agency Obligations	56.1%
Liabilities (Net of Cash and Other Assets)	0.0%

12	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	GOVERNMENT MONEY MARKET (in thousands)

JUNE 30, 2020 (UNAUDITED)

INVESTMENT FUNDS	Shares	Value
Money Market Funds (A) – 43.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%, 7-1-20	63,293	$63,293

TOTAL INVESTMENT FUNDS – 43.3%		$63,293
(Cost: $63,293)

CORPORATE OBLIGATIONS	Principal
Master Note
Toyota Motor Credit Corp. (1-Week U.S. LIBOR plus 25 bps), 0.360%, 7-7-20 (B)	$887	887

Total Master Note – 0.6%		887

TOTAL CORPORATE OBLIGATIONS – 0.6%		$887
(Cost: $887)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations – 56.1%
U.S. International Development Finance Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
0.350%, 7-7-20 (B)	20,500	20,500
0.370%, 7-7-20 (B)	21,110	21,110
0.400%, 7-7-20 (B)	18,900	18,901
0.450%, 7-7-20 (B)	21,432	21,432

		81,943

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 56.1%		$81,943
(Cost: $81,943)

TOTAL INVESTMENT SECURITIES – 100.0%		$146,123
(Cost: $146,123)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(68)

NET ASSETS – 100.0%		$146,055

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2020.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$63,293	$—	$—
Corporate Obligations	—	887	—
United States Government Agency Obligations	—	81,943	—

Total	$63,293	$82,830	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

2020	SEMIANNUAL REPORT	13

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2020 (UNAUDITED)

(In thousands, except per share amounts)	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate		Pathfinder Moderately Aggressive		Pathfinder Moderately Conservative		Pathfinder Moderate - Managed Volatility	Pathfinder Moderately Aggressive - Managed Volatility		Pathfinder Moderately Conservative - Managed Volatility
ASSETS
Investments in unaffiliated securities at value+	$388		$98		$—		$704		$146		$17,286	$1,568		$1,946
Investments in affiliated securities at value+	59,052		96,179		612,858		738,256		185,109		640,922	83,635		75,927
Investments at Value	59,440		96,277		612,858		738,960		185,255		658,208	85,203		77,873
Restricted cash	—		—		—		—		—		7,536	962		887
Investment securities sold receivable	—		302		2,090		796		254		—	—		—
Dividends and interest receivable	—	*	—	*	—	*	—	*	—	*	2	—	*	—	*
Capital shares sold receivable	—	*	—	*	1		—	*	—	*	3	—	*	336
Total Assets	59,440		96,579		614,949		739,756		185,509		665,749	86,165		79,096
LIABILITIES
Capital shares redeemed payable	2		151		653		135		165		100	12		7
Independent Trustees and Chief Compliance Officer fees payable	6		8		55		65		17		18	3		2
Overdraft due to custodian	—		—		590		—		—		—	—		—
Investment management fee payable	—		—		—		—		—		3	—		1
Accounting services fee payable	2		2		9		10		3		9	2		2
Variation margin payable	—		—		—		—		—		1,273	162		152
Other liabilities	5		6		14		15		7		13	5		5
Total Liabilities	15		167		1,321		225		192		1,416	184		169
Total Net Assets	$59,425		$96,412		$613,628		$739,531		$185,317		$664,333	$85,981		$78,927
NET ASSETS
Capital paid in (shares authorized – unlimited)	$65,028		$97,191		$641,663		$788,124		$190,512		$698,420	$94,184		$81,093
Accumulated earnings loss	(5,603)		(779)		(28,035)		(48,593)		(5,195)		(34,087)	(8,203)		(2,166)
Total Net Assets	$59,425		$96,412		$613,628		$739,531		$185,317		$664,333	$85,981		$78,927
CAPITAL SHARES OUTSTANDING:
Class II	14,459		20,255		137,927		167,968		40,020		130,663	18,187		15,595
NET ASSET VALUE PER SHARE:
Class II	$4.11		$4.76		$4.45		$4.40		$4.63		$5.08	$4.73		$5.06
+COST
Investments in unaffiliated securities at cost	$388		$98		$—		$704		$146		$17,286	$1,568		$1,946
Investments in affiliated securities at cost	68,653		102,018		676,716		831,353		200,567		698,696	94,824		81,655

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

14	SEMIANNUAL REPORT	2020

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2020 (UNAUDITED)

(In thousands, except per share amounts)	Government Money Market
ASSETS
Investments in unaffiliated securities at value+	$146,123
Investments at Value	146,123
Dividends and interest receivable	75
Capital shares sold receivable	10
Receivable from affiliates	29
Prepaid and other assets	1
Total Assets	146,238
LIABILITIES
Capital shares redeemed payable	140
Distributions payable	—	*
Independent Trustees and Chief Compliance Officer fees payable	32
Investment management fee payable	1
Accounting services fee payable	5
Other liabilities	5
Total Liabilities	183
Total Net Assets	$146,055
NET ASSETS
Capital paid in (shares authorized – unlimited)	$146,055
Accumulated earnings gain	—	*
Total Net Assets	$146,055
CAPITAL SHARES OUTSTANDING:
Class II	146,059
NET ASSET VALUE PER SHARE:
Class II	$1.00
+COST
Investments in unaffiliated securities at cost	$146,123

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	15

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)

(In thousands)	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate	Pathfinder Moderately Aggressive	Pathfinder Moderately Conservative	Pathfinder Moderate - Managed Volatility	Pathfinder Moderately Aggressive - Managed Volatility	Pathfinder Moderately Conservative - Managed Volatility
INVESTMENT INCOME
Dividends from affiliated securities	$1,246		$2,117		$13,072	$15,492	$4,035	$13,609	$1,743	$1,652
Interest and amortization from unaffiliated securities	1		2		4	3	1	61	7	7
Total Investment Income	1,247		2,119		13,076	15,495	4,036	13,670	1,750	1,659
EXPENSES
Investment management fee	—		—		—	—	—	638	86	78
Distribution and service fees:
Shareholder servicing:
Class II	—	*	—	*	— *	— *	— *	— *	— *	—	*
Custodian fees	—	*	1		1	2	1	1	1	1
Independent Trustees and Chief Compliance Officer fees	2		2		13	16	4	18	3	2
Accounting services fee	12		14		55	63	23	57	13	13
Professional fees	23		23		26	26	23	29	25	25
Insurance fees	1		1		11	13	3	10	1	1
Printing fees	2		3		8	9	4	7	1	2
Other	—	*	—	*	1	1	— *	1	1	—	*
Total Expenses	40		44		115	130	58	761	131	122
Net Investment Income	1,207		2,075		12,961	15,365	3,978	12,909	1,619	1,537
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	—		—		—	—	—	—	—	—	*
Investments in affiliated securities	616		744		4,295	4,395	1,283	10,777	1,073	1,385
Distributions of realized capital gains from affiliated securities	2,218		2,303		18,746	24,920	5,066	19,500	2,800	2,073
Futures contracts	—		—		—	—	—	(20,629)	(2,620)	(1,605)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	—	*	—	*	— *	— *	—	— *	— *	—	*
Investments in affiliated securities	(6,251)		(4,442)		(45,812)	(64,880)	(11,156)	(50,844)	(7,609)	(4,804)
Futures contracts	—		—		—	—	—	1,184	140	195
Net Realized and Unrealized Loss	(3,417)		(1,395)		(22,771)	(35,565)	(4,807)	(40,012)	(6,216)	(2,756)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,210)		$680		$(9,810)	$(20,200)	$(829)	$(27,103)	$(4,597)	$(1,219)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

16	SEMIANNUAL REPORT	2020

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)

(In thousands)	Government Money Market
INVESTMENT INCOME
Interest and amortization from unaffiliated securities	$921
Total Investment Income	921

EXPENSES
Investment management fee	271
Distribution and service fees:
Shareholder servicing:
Class II	—	*
Custodian fees	2
Independent Trustees and Chief Compliance Officer fees	5
Accounting services fee	32
Professional fees	20
Other	4
Total Expenses	334
Less:
Expenses in excess of limit	(29)
Total Net Expenses	305
Net Investment Income	616

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	—	*
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	—
Net Realized and Unrealized Gain	—	*
Net Increase in Net Assets Resulting from Operations	$616

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	17

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate
(In thousands)	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,207	$907	$2,075	$1,687	$12,961	$11,452
Net realized gain on investments	2,834	7,868	3,047	6,321	23,041	68,117
Net change in unrealized appreciation (depreciation)	(6,251)	4,449	(4,442)	5,418	(45,812)	44,037
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,210)	13,224	680	13,426	(9,810)	123,606

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class II	(8,769)	(7,374)	(7,982)	(6,905)	(79,595)	(75,615)
Total Distributions to Shareholders	(8,769)	(7,374)	(7,982)	(6,905)	(79,595)	(75,615)
Capital Share Transactions	4,266	1,498	4,901	(1,287)	23,114	(70,658)
Net Increase (Decrease) in Net Assets	(6,713)	7,348	(2,401)	5,234	(66,291)	(22,667)
Net Assets, Beginning of Period	66,138	58,790	98,813	93,579	679,919	702,586
Net Assets, End of Period	$59,425	$66,138	$96,412	$98,813	$613,628	$679,919

	Pathfinder Moderately Aggressive		Pathfinder Moderately Conservative		Pathfinder Moderate - Managed Volatility
(In thousands)	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$15,365	$13,376	$3,978	$3,491	$12,909	$9,293
Net realized gain on investments	29,315	96,363	6,349	16,658	9,648	52,655
Net change in unrealized appreciation (depreciation)	(64,880)	55,859	(11,156)	12,370	(49,660)	42,967
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,200)	165,598	(829)	32,519	(27,103)	104,915

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class II	(109,757)	(102,589)	(20,114)	(18,438)	(60,610)	(43,825)
Total Distributions to Shareholders	(109,757)	(102,589)	(20,114)	(18,438)	(60,610)	(43,825)
Capital Share Transactions	40,581	(72,019)	4,529	(17,598)	44,954	40,173
Net Increase (Decrease) in Net Assets	(89,376)	(9,010)	(16,414)	(3,517)	(42,759)	101,263
Net Assets, Beginning of Period	828,907	837,917	201,731	205,248	707,092	605,829
Net Assets, End of Period	$739,531	$828,907	$185,317	$201,731	$664,333	$707,092

See Accompanying Notes to Financial Statements.

18	SEMIANNUAL REPORT	2020

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Pathfinder Moderately Aggressive - Managed Volatility		Pathfinder Moderately Conservative - Managed Volatility		Government Money Market
(In thousands)	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (Unaudited)	Year ended 12-31-19
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,619	$1,203	$1,537	$1,133	$616	$3,937
Net realized gain on investments	1,253	8,777	1,853	5,094	— *	— *
Net change in unrealized appreciation (depreciation)	(7,469)	5,825	(4,609)	4,537	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,597)	15,805	(1,219)	10,764	616	3,937

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class II	(9,697)	(7,558)	(6,043)	(4,908)	(616)	(3,964)
Total Distributions to Shareholders	(9,697)	(7,558)	(6,043)	(4,908)	(616)	(3,964)
Capital Share Transactions	6,995	1,066	5,743	1,754	(37,968)	(54,886)
Net Increase (Decrease) in Net Assets	(7,299)	9,313	(1,519)	7,610	(37,968)	(54,913)
Net Assets, Beginning of Period	93,280	83,967	80,446	72,836	184,023	238,936
Net Assets, End of Period	$85,981	$93,280	$78,927	$80,446	$146,055	$184,023

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	19

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Pathfinder Aggressive
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	$5.00	$0.09	$(0.29)	$(0.20)	$(0.07)	$(0.62)	$(0.69)
Year ended 12-31-2019	4.60	0.07	0.92	0.99	(0.14)	(0.45)	(0.59)
Year ended 12-31-2018	5.16	0.13	(0.32)	(0.19)	(0.09)	(0.28)	(0.37)
Year ended 12-31-2017	4.68	0.08	0.80	0.88	(0.05)	(0.35)	(0.40)
Year ended 12-31-2016	5.05	0.04	0.15	0.19	(0.07)	(0.49)	(0.56)
Year ended 12-31-2015	5.73	0.07	(0.01)	0.06	(0.16)	(0.58)	(0.74)

Pathfinder Conservative
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	5.15	0.11	(0.07)	0.04	(0.09)	(0.34)	(0.43)
Year ended 12-31-2019	4.83	0.09	0.59	0.68	(0.10)	(0.26)	(0.36)
Year ended 12-31-2018	5.16	0.10	(0.20)	(0.10)	(0.06)	(0.17)	(0.23)
Year ended 12-31-2017	4.90	0.05	0.46	0.51	(0.04)	(0.21)	(0.25)
Year ended 12-31-2016	5.15	0.04	0.09	0.13	(0.06)	(0.32)	(0.38)
Year ended 12-31-2015	5.54	0.06	(0.03)	0.03	(0.06)	(0.36)	(0.42)

Pathfinder Moderate
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	5.19	0.10	(0.19)	(0.09)	(0.09)	(0.56)	(0.65)
Year ended 12-31-2019	4.89	0.08	0.79	0.87	(0.14)	(0.43)	(0.57)
Year ended 12-31-2018	5.40	0.12	(0.31)	(0.19)	(0.08)	(0.24)	(0.32)
Year ended 12-31-2017	5.02	0.07	0.64	0.71	(0.04)	(0.29)	(0.33)
Year ended 12-31-2016	5.34	0.04	0.13	0.17	(0.07)	(0.42)	(0.49)
Year ended 12-31-2015	5.87	0.07	(0.02)	0.05	(0.10)	(0.48)	(0.58)

Pathfinder Moderately Aggressive
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	5.32	0.10	(0.26)	(0.16)	(0.09)	(0.67)	(0.76)
Year ended 12-31-2019	4.98	0.08	0.92	1.00	(0.15)	(0.51)	(0.66)
Year ended 12-31-2018	5.59	0.13	(0.37)	(0.24)	(0.10)	(0.27)	(0.37)
Year ended 12-31-2017	5.14	0.09	0.74	0.83	(0.05)	(0.33)	(0.38)
Year ended 12-31-2016	5.50	0.04	0.17	0.21	(0.09)	(0.48)	(0.57)
Year ended 12-31-2015	6.14	0.09	(0.06)	0.03	(0.14)	(0.53)	(0.67)

Pathfinder Moderately Conservative
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	5.22	0.10	(0.13)	(0.03)	(0.10)	(0.46)	(0.56)
Year ended 12-31-2019	4.90	0.08	0.70	0.78	(0.12)	(0.34)	(0.46)
Year ended 12-31-2018	5.32	0.11	(0.24)	(0.13)	(0.07)	(0.22)	(0.29)
Year ended 12-31-2017	4.99	0.06	0.56	0.62	(0.04)	(0.25)	(0.29)
Year ended 12-31-2016	5.30	0.04	0.10	0.14	(0.07)	(0.38)	(0.45)
Year ended 12-31-2015	5.80	0.07	(0.03)	0.04	(0.09)	(0.45)	(0.54)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Does not include expenses of underlying VIP Portfolios in which the Portfolio invests.

(5)	Annualized.

    .

20	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Pathfinder Aggressive
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	$4.11	-3.27%	$59	0.13	%(4)(5)	4.06	%(4)(5)	—%	—%	19%
Year ended 12-31-2019	5.00	23.24	66	0.09	(4)	1.41	(4)	—	—	18
Year ended 12-31-2018	4.60	-4.27	59	0.09	(4)	2.49	(4)	—	—	51
Year ended 12-31-2017	5.16	19.83	76	0.07	(4)	1.68	(4)	—	—	20
Year ended 12-31-2016	4.68	4.80	75	0.08	(4)	0.88	(4)	—	—	23
Year ended 12-31-2015	5.05	0.34	85	0.07	(4)	1.36	(4)	—	—	13

Pathfinder Conservative
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	4.76	0.90	96	0.09	(4)(5)	4.41	(4)(5)	—	—	23
Year ended 12-31-2019	5.15	14.66	99	0.07	(4)	1.71	(4)	—	—	31
Year ended 12-31-2018	4.83	-1.93	94	0.07	(4)	1.89	(4)	—	—	39
Year ended 12-31-2017	5.16	10.51	109	0.06	(4)	1.06	(4)	—	—	30
Year ended 12-31-2016	4.90	2.84	114	0.07	(4)	0.71	(4)	—	—	26
Year ended 12-31-2015	5.15	0.45	117	0.06	(4)	1.09	(4)	—	—	17

Pathfinder Moderate
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	4.45	-1.15	614	0.04	(4)(5)	4.22	(4)(5)	—	—	18
Year ended 12-31-2019	5.19	19.05	680	0.04	(4)	1.62	(4)	—	—	17
Year ended 12-31-2018	4.89	-3.90	703	0.03	(4)	2.26	(4)	—	—	36
Year ended 12-31-2017	5.40	14.70	877	0.03	(4)	1.30	(4)	—	—	22
Year ended 12-31-2016	5.02	3.65	860	0.03	(4)	0.78	(4)	—	—	19
Year ended 12-31-2015	5.34	0.32	893	0.03	(4)	1.22	(4)	—	—	13

Pathfinder Moderately Aggressive
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	4.40	-2.21	740	0.04	(4)(5)	4.16	(4)(5)	—	—	16
Year ended 12-31-2019	5.32	21.40	829	0.03	(4)	1.56	(4)	—	—	19
Year ended 12-31-2018	4.98	-4.71	838	0.03	(4)	2.35	(4)	—	—	39
Year ended 12-31-2017	5.59	16.72	1,052	0.03	(4)	1.66	(4)	—	—	20
Year ended 12-31-2016	5.14	4.52	1,020	0.04	(4)	0.85	(4)	—	—	17
Year ended 12-31-2015	5.50	0.06	1,054	0.03	(4)	1.50	(4)	—	—	12

Pathfinder Moderately Conservative
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	4.63	-0.13	185	0.06	(4)(5)	4.31	(4)(5)	—	—	19
Year ended 12-31-2019	5.22	16.85	202	0.05	(4)	1.67	(4)	—	—	18
Year ended 12-31-2018	4.90	-2.67	205	0.05	(4)	2.07	(4)	—	—	34
Year ended 12-31-2017	5.32	12.77	251	0.05	(4)	1.22	(4)	—	—	24
Year ended 12-31-2016	4.99	3.10	261	0.05	(4)	0.80	(4)	—	—	16
Year ended 12-31-2015	5.30	0.33	272	0.04	(4)	1.20	(4)	—	—	16

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	21

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Pathfinder Moderate – Managed Volatility
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	$5.84	$0.11		$(0.36)	$(0.25)	$(0.08)	$(0.43)	$(0.51)
Year ended 12-31-2019	5.33	0.08		0.82	0.90	(0.11)	(0.28)	(0.39)
Year ended 12-31-2018	5.78	0.11		(0.33)	(0.22)	(0.06)	(0.17)	(0.23)
Year ended 12-31-2017	5.25	0.06		0.65	0.71	(0.03)	(0.15)	(0.18)
Year ended 12-31-2016	5.37	0.03		0.06	0.09	(0.03)	(0.18)	(0.21)
Year ended 12-31-2015	5.39	0.05		(0.07)	(0.02)	—	—	—

Pathfinder Moderately Aggressive –Managed Volatility
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	5.63	0.10		(0.41)	(0.31)	(0.07)	(0.52)	(0.59)
Year ended 12-31-2019	5.15	0.07		0.88	0.95	(0.12)	(0.35)	(0.47)
Year ended 12-31-2018	5.66	0.11		(0.37)	(0.26)	(0.07)	(0.18)	(0.25)
Year ended 12-31-2017	5.06	0.07		0.71	0.78	(0.02)	(0.16)	(0.18)
Year ended 12-31-2016	5.25	0.03		0.09	0.12	(0.05)	(0.26)	(0.31)
Year ended 12-31-2015	5.29	0.06		(0.10)	(0.04)	—	—	—

Pathfinder Moderately Conservative – Managed Volatility
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	5.58	0.10		(0.20)	(0.10)	(0.08)	(0.34)	(0.42)
Year ended 12-31-2019	5.19	0.08		0.66	0.74	(0.10)	(0.25)	(0.35)
Year ended 12-31-2018	5.55	0.10		(0.24)	(0.14)	(0.05)	(0.17)	(0.22)
Year ended 12-31-2017	5.10	0.05		0.53	0.58	(0.02)	(0.11)	(0.13)
Year ended 12-31-2016	5.23	0.02		0.04	0.06	(0.03)	(0.16)	(0.19)
Year ended 12-31-2015	5.27	0.04		(0.07)	(0.03)	—	(0.01)	(0.01)

Government Money Market
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	1.00	0.00	*	0.00	0.00 *	— *	—	— *
Year ended 12-31-2019	1.00	0.02		0.00	0.02	(0.02)	— *	(0.02)
Year ended 12-31-2018	1.00	0.02		0.00 *	0.02	(0.02)	— *	(0.02)
Year ended 12-31-2017	1.00	0.01		0.00 *	0.01	(0.01)	— *	(0.01)
Year ended 12-31-2016	1.00	0.00	*	0.00 *	0.00 *	— *	— *	— *
Year ended 12-31-2015	1.00	0.00	*	0.00 *	0.00 *	— *	—	— *

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Does not include expenses of underlying VIP Portfolios in which the Portfolio invests.

(5)	Annualized.

    .

22	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Pathfinder Moderate – Managed Volatility
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	$5.08	-3.81%	$664	0.23	%(4)(5)	3.91	%(4)(5)	—%		—%		37%
Year ended 12-31-2019	5.84	17.32	707	0.23	(4)	1.39	(4)	—		—		9
Year ended 12-31-2018	5.33	-4.00	606	0.23	(4)	2.00	(4)	—		—		28
Year ended 12-31-2017	5.78	13.80	600	0.23	(4)	1.07	(4)	—		—		21
Year ended 12-31-2016	5.25	1.81	511	0.24	(4)	0.55	(4)	—		—		14
Year ended 12-31-2015	5.37	-0.43	396	0.24	(4)	0.88	(4)	—		—		7

Pathfinder Moderately Aggressive – Managed Volatility
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	4.73	-4.96	86	0.31	(4)(5)	3.78	(4)(5)	—		—		35
Year ended 12-31-2019	5.63	19.29	93	0.27	(4)	1.32	(4)	—		—		16
Year ended 12-31-2018	5.15	-4.75	84	0.27	(4)	2.04	(4)	—		—		37
Year ended 12-31-2017	5.66	15.70	92	0.27	(4)	1.38	(4)	—		—		19
Year ended 12-31-2016	5.06	2.36	78	0.31	(4)	0.56	(4)	—		—		12
Year ended 12-31-2015	5.25	-0.71	67	0.30	(4)	1.13	(4)	—		—		7

Pathfinder Moderately Conservative – Managed Volatility
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	5.06	-1.63	79	0.32	(4)(5)	3.97	(4)(5)	—		—		35
Year ended 12-31-2019	5.58	14.89	80	0.27	(4)	1.45	(4)	—		—		14
Year ended 12-31-2018	5.19	-2.90	73	0.29	(4)	1.79	(4)	—		—		28
Year ended 12-31-2017	5.55	11.84	74	0.27	(4)	0.96	(4)	—		—		26
Year ended 12-31-2016	5.10	1.21	67	0.30	(4)	0.49	(4)	—		—		11
Year ended 12-31-2015	5.23	-0.52	54	0.30	(4)	0.78	(4)	—		—		9

Government Money Market
Class II Shares
Six-month period ended 6-30-2020 (unaudited)	1.00	0.37	146	0.40	(5)	0.80	(5)	0.43	(5)	0.77	(5)	—
Year ended 12-31-2019	1.00	1.83	184	0.42		1.82		—		—		—
Year ended 12-31-2018	1.00	1.53	239	0.40		1.49		—		—		—
Year ended 12-31-2017	1.00	0.59	317	0.41		0.56		0.42		0.55		—
Year ended 12-31-2016	1.00	0.13	414	0.45		0.13		0.46		0.12		—
Year ended 12-31-2015	1.00	0.02	539	0.20		0.02		0.45		-0.23		—

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	23

NOTES TO FINANCIAL STATEMENTS	IVY VIP

JUNE 30, 2020 (UNAUDITED)

1.	ORGANIZATION

Ivy Variable Insurance Portfolios, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Pathfinder Aggressive, Pathfinder Conservative, Pathfinder Moderate, Pathfinder Moderately Aggressive and Pathfinder Moderately Conservative (collectively, the “Pathfinder Portfolios”), Pathfinder Moderate – Managed Volatility, Pathfinder Moderately Aggressive – Managed Volatility and Pathfinder Moderately Conservative – Managed Volatility (collectively, the “Managed Volatility Portfolios”) and Government Money Market (each, a “Portfolio”) are nine series of the Trust and are the only series of the Trust included in the financial statements. The assets belonging to Government Money Market are held separately by the custodian. The assets belonging to each Pathfinder Portfolio and Managed Volatility Portfolio are held separately by the transfer agent for the underlying funds and the custodian. The investment objective, policies and risk factors of each Portfolio are described more fully in the Prospectus and Statement of Additional Information (“SAI”). Each Portfolio’s investment adviser is Ivy Investment Management Company (“IICO”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Foreign Currency Translation. Each Portfolio’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Portfolios file income tax returns in U.S. federal and applicable state jurisdictions. The Portfolios’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Portfolio will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and

24	SEMIANNUAL REPORT	2020

agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Portfolios under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. Because each Pathfinder Portfolio and Managed Volatility Portfolio invests substantially all of its assets in Ivy Variable Insurance Portfolios mutual funds (“Underlying Funds”), the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

In the normal course of business, Government Money Market and the Underlying Funds may invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by Government Money Market and the Underlying Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, Government Money Market and the Underlying Funds may be exposed to counterparty credit risk, or the risk that an entity with which Government Money Market or the Underlying Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. Government Money Market and the Underlying Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Underlying Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties.

Certain Underlying Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Underlying Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Underlying Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument.

If an Underlying Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying Funds, or, in the case of hedging positions, that the Underlying Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

The London Interbank Offered Rate “LIBOR” is an indicative measure of the average interest rate at which major global banks could borrow from one another. LIBOR is quoted in multiple currencies and multiple time frames using data reported by private-sector banks. LIBOR is used extensively in the United States and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds and loans, floating rate mortgages, asset-backed securities, consumer loans, and interest rate swaps and other derivatives.

It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market.

Management believes that, with respect to any significant investments by a Portfolio or Underlying Fund in instruments linked to LIBOR, the impact on investments and discontinuation of LIBOR may represent a significant risk.

However, management acknowledges that the anticipated transition away from LIBOR will occur after 2021 and certain of the current investments will mature prior to that time. Furthermore, the ways in which LIBOR’s discontinuation potentially could impact an Underlying Fund’s investments is not fully known. The extent of that impact may vary depending on various factors, which include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new successor reference rates and/or fallbacks for both legacy and new instruments.

2020	SEMIANNUAL REPORT	25

In addition, the transition to a successor rate could potentially cause (i) increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, (ii) a reduction in the value of certain instruments held by an Underlying Fund, or (iii) reduced effectiveness of related Underlying Fund transactions, such as hedging.

As the impacts of the transition become clearer during the next year, Management will be evaluating the impacts of these changes.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

The individual Portfolios herein have adopted a Liquidity Risk Management Program (the “Program”). The Portfolio’s board has designated a Liquidity Risk Management Committee (the “Committee”) as the administrator of the Program. The Committee or delegates of the Committee conduct the day-to-day operation of the Program. Under the Program, the Committee manages the Portfolio’s liquidity risk, which is the risk that any Portfolio could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Portfolio. This risk is managed by monitoring the degree of liquidity of the Portfolio’s investments, limiting the amount of the Portfolio’s illiquid investments, and utilizing various risk management tools and facilities available to the Portfolio for meeting shareholder redemptions, among other means. The Committee’s process of determining the degree of liquidity of the Portfolio’s investments is supported by one or more third-party liquidity assessment vendors. The Portfolio’s board reviewed a report prepared by a designee of the Committee regarding the operation, adequacy and effectiveness of the Program from the period June 1, 2019, through March 31, 2020. The report described the Program’s liquidity classification methodology and the methodology in establishing a Portfolio’s Highly Liquid Investment Minimum (“HLIM”), if necessary. The Committee reported that during the period covered by the report, there were no material changes to the Program and no significant liquidity events impacting the Portfolio or its ability to timely meet redemptions without dilution to existing shareholders. In addition, the Committee provided its assessment that the Program, including the operation of each Portfolio’s HLIM, where applicable, had been effective in managing the Portfolio’s liquidity risk.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Portfolio. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investments in affiliated mutual funds within the Ivy Variable Insurance Portfolios family are valued at their Net Asset Value (“NAV”) as reported by the Underlying Funds. Investments in Government Money Market are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Short-term securities with maturities of 60 days or less held in all Portfolios (with the exception of Government Money Market) are valued based on quotes that are obtained from an independent pricing service approved by the Board.

26	SEMIANNUAL REPORT	2020

Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, the portfolio securities are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Portfolios’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Derivative Instruments. Exchange-traded futures contracts are generally valued at the settlement price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Investments in registered open-end investment management companies will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Overdraft due to custodian. Due to the short-term nature of overdraft due to custodian, the carrying value approximates fair value and the liability is categorized as Level 2 in the fair value hierarchy.

Short-term Investments. Short-term investments having a maturity of 60 days or less are valued based on quotes that are obtained from an independent pricing service authorized by the Board. These investments are categorized as Level 2 of the fair value hierarchy.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Portfolios use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Portfolios’ financial positions and results of operations.

Futures Contracts. Each Managed Volatility Portfolio is authorized to engage in buying and selling futures contracts. Upon entering into a futures contract, a Portfolio is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent amounts, known as variation margin, are paid or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying debt security or index. Options on futures contracts may also be purchased or sold by a Portfolio.

2020	SEMIANNUAL REPORT	27

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Portfolio is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio’s securities.

Pathfinder Moderate – Managed Volatility, Pathfinder Moderately Aggressive – Managed Volatility and Pathfinder Moderately Conservative – Managed Volatility invest in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk).

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of June 30, 2020:

		Assets		Liabilities
Portfolio	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Pathfinder Moderate – Managed Volatility	Equity	Unrealized appreciation on futures contracts*	$605		$—
Pathfinder Moderately Aggressive – Managed Volatility	Equity	Unrealized appreciation on futures contracts*	73		—
Pathfinder Moderately Conservative – Managed Volatility	Equity	Unrealized appreciation on futures contracts*	128		—

* The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of June 30, 2020.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended June 30, 2020:

		Net realized gain (loss) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Pathfinder Moderate – Managed Volatility	Equity	$—	$—	$(20,629)	$—	$—	$(20,629)
Pathfinder Moderately Aggressive – Managed Volatility	Equity	—	—	(2,620)	—	—	(2,620)
Pathfinder Moderately Conservative – Managed Volatility	Equity	—	—	(1,605)	—	—	(1,605)

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended June 30, 2020:

		Net change in unrealized appreciation (depreciation) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Pathfinder Moderate – Managed Volatility	Equity	$—	$—	$1,184	$—	$—	$1,184
Pathfinder Moderately Aggressive – Managed Volatility	Equity	—	—	140	—	—	140
Pathfinder Moderately Conservative – Managed Volatility	Equity	—	—	195	—	—	195

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

28	SEMIANNUAL REPORT	2020

During the period ended June 30, 2020, the average derivative volume was as follows:

Portfolio	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Pathfinder Moderate – Managed Volatility	$	$—	$97,120	$—	$—	$—
Pathfinder Moderately Aggressive – Managed Volatility	—	124	12,345	—	—	—
Pathfinder Moderately Conservative – Managed Volatility	—	1,783	11,914	—	—	—

(1)	Average absolute value of unrealized appreciation/depreciation during the period.
(2)	Average value outstanding during the period.
(3)	Average notional amount outstanding during the period.

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO serves as each Portfolio’s investment adviser. The management fee is accrued daily by Government Money Market at the following annual rates as a percentage of average daily net assets:

Portfolio (M – Millions)	$0 to $1,000M	Over $1,000M
Government Money Market	0.350	0.300

Each Managed Volatility Portfolio pays a management fee to IICO for providing investment advice and supervising its investments at the following annual rates as a percentage of average daily net assets:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	Over $1,000M
Pathfinder Moderate – Managed Volatility	0.200%	0.170%	0.150%
Pathfinder Moderately Aggressive – Managed Volatility	0.200	0.170	0.150
Pathfinder Moderately Conservative – Managed Volatility	0.200	0.170	0.150

IICO uses all of the management fee it receives from the Managed Volatility Portfolios to pay Securian Asset Management Inc. (“Securian”). Accordingly, Securian receives a fee based on the average daily net assets of the Managed Volatility Portfolios.

The Pathfinder Portfolios pay no management fees; however, IICO receives management fees from the underlying funds.

IICO has entered into Subadvisory Agreements with the following entity on behalf of certain Portfolios:

Securian serves as subadvisor to the Managed Volatility Portfolios. The subadvisor makes investment decisions in accordance with the Portfolio’s investment objectives, policies and restrictions under the supervision of IICO and the Board of Trustees. IICO pays all applicable costs of the subadvisor.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Portfolio records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Portfolios are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with Waddell & Reed Services Company (“WRSCO”), doing business as WI Services Company (“WISC”). Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Portfolio records, pricing of Portfolio shares and preparation of certain shareholder reports. For these services Government Money Market pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

2020	SEMIANNUAL REPORT	29

Under the Accounting Services Agreement, each Pathfinder Portfolio and Managed Volatility Portfolio pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$5.75	$11.55	$17.75	$24.20	$31.60	$41.25	$48.15	$60.80	$74.25

Each Portfolio also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Portfolio’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. Under the Transfer Agency Agreement between the Trust and WISC, each Portfolio reimburses WISC for certain out-of-pocket costs.

Expense Reimbursements and/or Waivers. IICO, the Portfolios’ investment manager, has determined to voluntarily waive and/or reimburse sufficient expenses of Government Money Market to the extent necessary to maintain a yield of not less than zero. There is no guarantee that Class II of Government Money Market Fund will maintain such a yield. IICO may amend or terminate this voluntary waiver and/or reimbursement at any time without prior notice to shareholders. Government Money Market class expense limitations and related waivers/reimbursements for the period ended June 30, 2020 were as follows:

Portfolio Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement	Expense Reduced
Government Money Market	Class II	Voluntary	N/A	N/A	To maintain minimum yield	$29	Investment Management Fees and/or Shareholder Servicing

Any amounts due to the Portfolios as a reimbursement but not paid as of June 30, 2020 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

6.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended June 30, 2020.

7.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended June 30, 2020 follows:

	12-31-19 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	6-30-20 Value	Distributions Received	Capital Gain Distributions
Pathfinder Aggressive
Ivy VIP Core Equity, Class II	$8,842	$781	$1,150	$33	$(668)	$7,838	$119	$373
Ivy VIP Corporate Bond, Class II	5,896	1,580	1,161	73	111	6,499	156	–
Ivy VIP Global Equity Income, Class II	7,851	2,187	909	49	(1,338)	7,840	223	–
Ivy VIP Growth, Class II	8,952	2,516	1,158	84	(633)	9,761	161	1,165
Ivy VIP High Income, Class I	323	26	180	(10)	(13)	146	11	–
Ivy VIP International Core Equity, Class II	11,721	1,059	1,780	42	(1,473)	9,569	248	2
Ivy VIP Limited-Term Bond, Class II	4,595	559	2,201	72	(43)	2,982	79	–
Ivy VIP Mid Cap Growth, Class I	6,379	613	1,445	280	(78)	5,749	67	375
Ivy VIP Small Cap Core, Class II	828	142	86	4	(177)	711	10	32
Ivy VIP Small Cap Growth, Class I	1,671	125	304	13	(6)	1,499	–	–
Ivy VIP Value, Class II	8,690	1,502	1,777	(24)	(1,933)	6,458	172	271

	$65,748			$616	$(6,251)	$59,052	$1,246	$2,218

30	SEMIANNUAL REPORT	2020

	12-31-19 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	6-30-20 Value	Distributions Received	Capital Gain Distributions
Pathfinder Conservative
Ivy VIP Core Equity, Class II	$8,365	$1,490	$1,365	$31	$(644)	$7,877	$122	$381
Ivy VIP Corporate Bond, Class II	18,661	5,699	2,748	180	453	22,245	541	–
Ivy VIP Global Equity Income, Class II	3,977	1,592	691	21	(679)	4,220	122	–
Ivy VIP Government Money Market, Class II	8,639	1,319	3,239	–	–	6,719	29	–
Ivy VIP Growth, Class II	8,472	3,076	1,151	72	(618)	9,851	166	1,198
Ivy VIP High Income, Class I	1,474	293	414	(8)	(164)	1,181	93	–
Ivy VIP International Core Equity, Class II	5,937	1,098	1,167	21	(738)	5,151	135	1
Ivy VIP Limited-Term Bond, Class II	26,285	4,537	6,772	153	(91)	24,112	646	–
Ivy VIP Mid Cap Growth, Class I	6,620	1,396	1,922	233	22	6,349	76	421
Ivy VIP Small Cap Core, Class II	254	73	44	(1)	(53)	229	3	11
Ivy VIP Small Cap Growth, Class I	1,524	282	373	21	(3)	1,451	–	–
Ivy VIP Value, Class II	8,223	2,478	2,001	21	(1,927)	6,794	184	291

	$98,431			$744	$(4,442)	$96,179	$2,117	$2,303

	12-31-19 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	6-30-20 Value	Distributions Received	Capital Gain Distributions
Pathfinder Moderate
Ivy VIP Core Equity, Class II	$74,751	$5,464	$9,182	$88	$(5,406)	$65,715	$1,003	$3,132
Ivy VIP Corporate Bond, Class II	94,712	18,484	14,605	913	2,113	101,617	2,438	–
Ivy VIP Global Equity Income, Class II	54,513	15,424	7,024	225	(9,111)	54,027	1,538	–
Ivy VIP Government Money Market, Class II	36,306	3,401	15,149	–	–	24,558	115	–
Ivy VIP Growth, Class II	75,699	18,155	7,311	634	(5,204)	81,973	1,360	9,810
Ivy VIP High Income, Class I	6,732	685	2,204	(130)	(549)	4,534	351	–
Ivy VIP International Core Equity, Class II	81,384	7,391	13,023	(180)	(9,626)	65,946	1,710	13
Ivy VIP Limited-Term Bond, Class II	107,267	12,643	27,678	564	(262)	92,534	2,442	–
Ivy VIP Mid Cap Growth, Class I	55,941	5,835	13,579	2,106	(272)	50,031	587	3,269
Ivy VIP Small Cap Core, Class II	5,183	940	646	(57)	(1,016)	4,404	59	200
Ivy VIP Small Cap Growth, Class I	13,931	1,154	2,779	98	(13)	12,391	–	–
Ivy VIP Value, Class II	73,454	13,725	15,619	34	(16,466)	55,128	1,469	2,322

	$679,873			$4,295	$(45,812)	$612,858	$13,072	$18,746

	12-31-19 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	6-30-20 Value	Distributions Received	Capital Gain Distributions
Pathfinder Moderately Aggressive
Ivy VIP Core Equity, Class II	$101,226	$6,491	$11,960	$62	$(7,259)	$88,560	$1,337	$4,177
Ivy VIP Corporate Bond, Class II	98,711	14,335	16,242	1,018	2,147	99,969	2,375	–
Ivy VIP Global Equity Income, Class II	82,676	22,220	9,884	347	(13,826)	81,533	2,298	–
Ivy VIP Government Money Market, Class II	30,144	2,549	16,024	–	–	16,669	90	–
Ivy VIP Growth, Class II	102,502	24,972	10,972	970	(7,121)	110,351	1,812	13,067
Ivy VIP High Income, Class I	6,132	555	2,489	(147)	(403)	3,648	280	–
Ivy VIP International Core Equity, Class II	123,429	10,056	19,021	(623)	(14,322)	99,519	2,553	20
Ivy VIP Limited-Term Bond, Class II	81,987	11,171	18,889	271	(101)	74,439	1,945	–
Ivy VIP Mid Cap Growth, Class I	74,252	6,716	17,225	2,717	(405)	66,055	767	4,271
Ivy VIP Small Cap Core, Class II	8,375	1,394	945	(75)	(1,656)	7,093	95	318
Ivy VIP Small Cap Growth, Class I	19,011	1,328	3,589	95	(14)	16,831	–	–
Ivy VIP Value, Class II	99,473	16,922	20,646	(240)	(21,920)	73,589	1,940	3,067

	$827,918			$4,395	$(64,880)	$738,256	$15,492	$24,920

2020	SEMIANNUAL REPORT	31

	12-31-19 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	6-30-20 Value	Distributions Received	Capital Gain Distributions
Pathfinder Moderately Conservative
Ivy VIP Core Equity, Class II	$19,638	$1,860	$2,602	$38	$(1,435)	$17,499	$270	$843
Ivy VIP Corporate Bond, Class II	32,110	8,694	4,604	296	738	37,234	903	–
Ivy VIP Global Equity Income, Class II	12,156	3,719	1,684	47	(2,028)	12,210	351	–
Ivy VIP Government Money Market, Class II	14,197	1,312	5,792	–	–	9,717	45	–
Ivy VIP Growth, Class II	19,888	5,209	2,029	154	(1,369)	21,853	366	2,644
Ivy VIP High Income, Class I	2,500	300	706	(42)	(229)	1,823	143	–
Ivy VIP International Core Equity, Class II	18,149	1,958	3,029	(118)	(2,056)	14,904	391	3
Ivy VIP Limited-Term Bond, Class II	43,724	4,908	11,573	258	(123)	37,194	992	–
Ivy VIP Mid Cap Growth, Class I	15,062	1,903	3,826	585	(62)	13,662	162	902
Ivy VIP Small Cap Core, Class II	1,029	210	140	(11)	(203)	885	12	41
Ivy VIP Small Cap Growth, Class I	3,624	375	762	33	(3)	3,267	–	–
Ivy VIP Value, Class II	19,300	4,090	4,186	43	(4,386)	14,861	400	633

	$201,377			$1,283	$(11,156)	$185,109	$4,035	$5,066

	12-31-19 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	6-30-20 Value	Distributions Received	Capital Gain Distributions
Pathfinder Moderate – Managed Volatility
Ivy VIP Core Equity, Class II	$75,930	$19,149	$21,275	$989	$(6,058)	$68,735	$1,044	$3,261
Ivy VIP Corporate Bond, Class II	96,210	39,657	32,441	1,837	971	106,234	2,537	–
Ivy VIP Global Equity Income, Class II	55,446	27,161	17,313	568	(9,345)	56,517	1,602	–
Ivy VIP Government Money Market, Class II	36,995	8,654	19,972	–	–	25,677	119	–
Ivy VIP Growth, Class II	76,894	33,564	20,481	1,405	(5,665)	85,717	1,412	10,189
Ivy VIP High Income, Class I	6,879	1,680	3,089	(163)	(565)	4,742	366	–
Ivy VIP International Core Equity, Class II	82,775	26,449	31,336	763	(9,667)	68,984	1,780	14
Ivy VIP Limited-Term Bond, Class II	109,238	32,129	44,704	1,164	(1,082)	96,745	2,542	–
Ivy VIP Mid Cap Growth, Class I	56,810	16,016	22,692	3,282	(1,097)	52,319	611	3,402
Ivy VIP Small Cap Core, Class II	5,279	1,912	1,497	31	(1,116)	4,609	62	208
Ivy VIP Small Cap Growth, Class I	14,154	3,672	5,031	230	(65)	12,960	–	–
Ivy VIP Value, Class II	74,645	27,624	28,102	671	(17,155)	57,683	1,534	2,426

	$691,255			$10,777	$(50,844)	$640,922	$13,609	$19,500

	12-31-19 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	6-30-20 Value	Distributions Received	Capital Gain Distributions
Pathfinder Moderately Aggressive – Managed Volatility
Ivy VIP Core Equity, Class II	$11,170	$2,611	$2,990	$85	$(842)	$10,034	$151	$470
Ivy VIP Corporate Bond, Class II	10,897	3,707	3,592	195	115	11,322	267	–
Ivy VIP Global Equity Income, Class II	9,131	4,234	2,676	69	(1,520)	9,238	258	–
Ivy VIP Government Money Market, Class II	3,321	651	2,084	–	–	1,888	10	–
Ivy VIP Growth, Class II	11,311	4,880	3,054	205	(842)	12,500	203	1,466
Ivy VIP High Income, Class I	680	142	345	(21)	(43)	413	32	–
Ivy VIP International Core Equity, Class II	13,632	3,284	4,016	48	(1,672)	11,276	287	2
Ivy VIP Limited-Term Bond, Class II	9,079	2,840	3,492	46	(42)	8,431	219	–
Ivy VIP Mid Cap Growth, Class I	8,193	2,120	3,109	373	(94)	7,483	86	480
Ivy VIP Small Cap Core, Class II	925	315	244	3	(195)	804	11	36
Ivy VIP Small Cap Growth, Class I	2,098	498	705	25	(9)	1,907	–	–
Ivy VIP Value, Class II	10,980	3,755	3,976	45	(2,465)	8,339	219	346

	$91,417			$1,073	$(7,609)	$83,635	$1,743	$2,800

32	SEMIANNUAL REPORT	2020

	12-31-19 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	6-30-20 Value	Distributions Received	Capital Gain Distributions
Pathfinder Moderately Conservative – Managed Volatility
Ivy VIP Core Equity, Class II	$7,649	$2,008	$2,010	$128	$(596)	$7,179	$111	$345
Ivy VIP Corporate Bond, Class II	12,506	6,157	3,800	195	211	15,269	370	–
Ivy VIP Global Equity Income, Class II	4,740	2,373	1,382	86	(807)	5,010	144	–
Ivy VIP Government Money Market, Class II	5,560	1,255	2,830	–	–	3,985	18	–
Ivy VIP Growth, Class II	7,747	3,511	1,901	147	(540)	8,964	150	1,081
Ivy VIP High Income, Class I	980	260	383	(12)	(98)	747	58	–
Ivy VIP International Core Equity, Class II	7,076	1,873	2,048	122	(908)	6,115	160	1
Ivy VIP Limited-Term Bond, Class II	17,048	4,730	6,559	197	(164)	15,252	406	–
Ivy VIP Mid Cap Growth, Class I	5,866	1,716	2,277	339	(40)	5,604	66	369
Ivy VIP Small Cap Core, Class II	403	148	108	5	(85)	363	5	17
Ivy VIP Small Cap Growth, Class I	1,412	376	483	40	(5)	1,340	–	–
Ivy VIP Value, Class II	7,519	2,885	2,671	138	(1,772)	6,099	164	260

	$78,506			$1,385	$(4,804)	$75,927	$1,652	$2,073

8.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended June 30, 2020, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Pathfinder Aggressive	$—	$11,090	$—	$12,151
Pathfinder Conservative	—	23,333	—	21,887
Pathfinder Moderate	—	103,301	—	128,799
Pathfinder Moderately Aggressive	—	118,709	—	147,886
Pathfinder Moderately Conservative	—	34,538	—	40,933
Pathfinder Moderate – Managed Volatility	—	237,667	—	247,933
Pathfinder Moderately Aggressive – Managed Volatility	—	29,037	—	30,283
Pathfinder Moderately Conservative – Managed Volatility	—	27,292	—	26,452
Government Money Market	—	—	—	—

9.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Pathfinder Aggressive				Pathfinder Conservative
	Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19		Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	264	$1,152	904	$4,399	1,729	$8,635	2,758	$13,757
Shares issued in reinvestment of distributions to shareholders:
Class II	2,257	8,769	1,655	7,374	1,740	7,982	1,443	6,905
Shares redeemed:
Class II	(1,281)	(5,655)	(2,113)	(10,275)	(2,387)	(11,716)	(4,383)	(21,949)

Net increase (decrease)	1,240	$4,266	446	$1,498	1,082	$4,901	(182)	$(1,287)

2020	SEMIANNUAL REPORT	33

	Pathfinder Moderate				Pathfinder Moderately Aggressive
	Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19		Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	74	$349	183	$932	416	$1,946	411	$2,138
Shares issued in reinvestment of distributions to shareholders:
Class II	18,744	79,595	16,016	75,614	26,250	109,757	21,454	102,589
Shares redeemed:
Class II	(11,780)	(56,830)	(29,129)	(147,204)	(14,491)	(71,122)	(34,231)	(176,746)

Net increase (decrease)	7,038	$23,114	(12,930)	$(70,658)	12,175	$40,581	(12,366)	$(72,019)

	Pathfinder Moderately Conservative				Pathfinder Moderate – Managed Volatility
	Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19		Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	205	$1,013	617	$3,094	591	$3,231	5,714	$32,066
Shares issued in reinvestment of distributions to shareholders:
Class II	4,529	20,114	3,846	18,438	12,381	60,610	8,200	43,825
Shares redeemed:
Class II	(3,371)	(16,598)	(7,714)	(39,130)	(3,475)	(18,887)	(6,337)	(35,718)

Net increase (decrease)	1,363	$4,529	(3,251)	$(17,598)	9,497	$44,954	7,577	$40,173

	Pathfinder Moderately Aggressive – Managed Volatility				Pathfinder Moderately Conservative – Managed Volatility
	Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19		Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	633	$3,154	915	$4,945	745	$3,854	1,302	$7,038
Shares issued in reinvestment of distributions to shareholders:
Class II	2,141	9,697	1,483	7,558	1,234	6,043	950	4,908
Shares redeemed:
Class II	(1,162)	(5,856)	(2,123)	(11,437)	(793)	(4,154)	(1,885)	(10,192)

Net increase	1,612	$6,995	275	$1,066	1,186	$5,743	367	$1,754

	Government Money Market
	Six months ended 6-30-20 (Unaudited)		Year ended 12-31-19
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	44,744	$44,744	54,880	$54,880
Shares issued in reinvestment of distributions to shareholders:
Class II	609	609	3,958	3,958
Shares redeemed:
Class II	(83,321)	(83,321)	(113,724)	(113,724)

Net decrease	(37,968)	$(37,968)	(54,886)	$(54,886)

34	SEMIANNUAL REPORT	2020

10.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
Pathfinder Aggressive	$69,092	$1,226	$10,878	$(9,652)
Pathfinder Conservative	102,269	1,581	7,573	(5,992)
Pathfinder Moderate	677,462	10,736	75,340	(64,604)
Pathfinder Moderately Aggressive	832,978	13,521	107,539	(94,018)
Pathfinder Moderately Conservative	200,947	3,303	18,995	(15,692)
Pathfinder Moderate – Managed Volatility	716,815	11,171	69,778	(58,607)
Pathfinder Moderately Aggressive – Managed Volatility	96,566	1,415	12,778	(11,363)
Pathfinder Moderately Conservative – Managed Volatility	83,609	1,409	7,145	(5,736)
Government Money Market	146,123	—	—	—

For Federal income tax purposes, the Portfolios’ undistributed earnings and profit for the year ended December 31, 2019 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Pathfinder Aggressive	$1,186	$7,577	$—	$—	$—
Pathfinder Conservative	2,096	5,881	—	—	—
Pathfinder Moderate	14,424	65,145	—	—	—
Pathfinder Moderately Aggressive	17,237	92,499	—	—	—
Pathfinder Moderately Conservative	4,260	15,849	—	—	—
Pathfinder Moderate – Managed Volatility	9,288	51,310	—	—	—
Pathfinder Moderately Aggressive – Managed Volatility	1,199	8,494	—	—	—
Pathfinder Moderately Conservative – Managed Volatility	1,131	4,908	—	—	—
Government Money Market	49	—	—	—	—

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended December 31, 2019 and 2018 were as follows:

	December 31, 2019		December 31, 2018
Portfolio	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Pathfinder Aggressive	$1,922	$5,452	$1,675	$3,392
Pathfinder Conservative	2,143	4,762	1,750	2,972
Pathfinder Moderate	19,550	56,065	15,410	33,109
Pathfinder Moderately Aggressive	24,441	78,148	24,003	41,725
Pathfinder Moderately Conservative	5,005	13,433	4,186	8,769
Pathfinder Moderate – Managed Volatility	12,479	31,346	8,544	15,759
Pathfinder Moderately Aggressive – Managed Volatility	2,045	5,513	1,570	2,492
Pathfinder Moderately Conservative – Managed Volatility	1,340	3,568	1,057	1,819
Government Money Market	3,948	16	4,344	—

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

2020	SEMIANNUAL REPORT	35

PROXY VOTING INFORMATION	IVY VIP

(UNAUDITED)

Proxy Voting Guidelines

A description of the policies and procedures Ivy Variable Insurance Portfolios uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923.3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

36	SEMIANNUAL REPORT	2020

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY VIP

(UNAUDITED)

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q and/or Form NPORT-EX. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

2020	SEMIANNUAL REPORT	37

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38	SEMIANNUAL REPORT	2020

THE IVY VARIABLE INSURANCE PORTFOLIOS FAMILY

Global/International Portfolios

Global Equity Income

Global Growth

International Core Equity

Domestic Equity Portfolios

Core Equity

Growth

Mid Cap Growth

Small Cap Core

Small Cap Growth

Value

Fixed Income Portfolios

Corporate Bond

Global Bond

High Income

Limited-Term Bond

Money Market Portfolio

Government Money Market

Specialty Portfolios

Asset Strategy

Balanced

Energy

Natural Resources

Pathfinder Aggressive

Pathfinder Conservative

Pathfinder Moderate

Pathfinder Moderately Aggressive

Pathfinder Moderately Conservative

Pathfinder Moderate – Managed Volatility

Pathfinder Moderately Aggressive – Managed Volatility

Pathfinder Moderately Conservative – Managed Volatility

Science and Technology

Securian Real Estate Securities

The underlying portfolios discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of Ivy Variable Insurance Portfolios. It is not authorized for distribution to prospective investors in a Portfolio unless accompanied with or preceded by the current Portfolio prospectus as well as the variable product prospectus.

2020	SEMIANNUAL REPORT	39

SEMIANN-VIP-PF (06/20)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Required in annual report only.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY VARIABLE INSURANCE PORTFOLIOS

(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date:	September 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date:	September 2, 2020

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	September 2, 2020